     As filed with the Securities and Exchange Commission on April 29, 2005

                    Registration Nos. 33-51268 and 811-07134

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                            / /
                                  -----
     Post-Effective Amendment No.  24                                       /X/
                                  ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  25                                                      /X/
                   ----

                        (Check appropriate box or boxes)

             Separate Account II of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900
                                                          --------------

                            Theresa M. Brunsman, Esq.
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/  on May 1, 2005 pursuant to paragraph (b) of Rule 485

     / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / /  on (date) pursuant to paragraph (a)(1) of Rule 485

     / /  75 days after filing pursuant to paragraph (a)(2) of Rule 485

     / /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

                                   PINNACLE IV
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment divisions of our Separate Account II, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options are invested in shares of the Portfolios of the following mutual funds.

FIDELITY VIP FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VIP TRUST
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond Portfolio
J.P. Morgan International Equity Portfolio
J.P. Morgan Mid Cap Value Portfolio

MFS VARIABLE INSURANCE TRUST
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series

MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

PUTNAM VARIABLE TRUST
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
Scudder VIT EAFE Equity Index Fund*
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone VST Balanced Fund
Touchstone VST Baron Small Cap Fund
Touchstone VST Core Bond Fund
Touchstone VST Eagle Capital Appreciation Fund
Touchstone VST Emerging Growth Fund
Touchstone VST Enhanced Dividend 30 Fund
Touchstone VST Growth & Income Fund
Touchstone VST High Yield Fund
Touchstone VST Money Market Fund
Touchstone VST Third Avenue Value Fund
Touchstone VST Value Plus Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Enhanced ETF Fund

VAN KAMPEN LIFE INVESTMENT TRUST (LIT) AND
UNIVERSAL INSTITUTIONAL FUNDS (UIF)
Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

* THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005.

                                     P4I - 1

We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as Fixed Accounts. The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can't be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO Account, less prior withdrawals, plus interest accrued at the Minimum Interest Rate, less administrative fees or charges, and less any charges for the Enhanced Earnings Benefit (EEB) option, if elected. Withdrawal charges, charges for the EEB option (if elected), and annual administrative charges may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2005 has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9.

THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about Pinnacle IV at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about Pinnacle IV on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

The date of this prospectus is May 1, 2005.

                                     P4I - 2

                                TABLE OF CONTENTS

                                                                                PAGE
PART 1 - SUMMARY
Your Variable Annuity Contract                                                      8
Your Benefits                                                                       8
How Your Contract is Taxed                                                          8
Your Contributions                                                                  8
Your Investment Options                                                             8
Account Value, Adjusted Account Value and Surrender Value                           9
Transfers                                                                           9
Charges and Fees                                                                    9
Withdrawals                                                                         9
Your Initial Right to Revoke (Free Look Period)                                     9
Risk/Return Summary: Investments and Risks                                         10
Table of Annual Fees and Expenses                                                  10
Example                                                                            14

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT
Integrity Life Insurance Company                                                   15
The Separate Account and the Variable Account Options                              15
Assets of Our Separate Account                                                     15
Distribution of Contracts                                                          15
Changes In How We Operate                                                          16

PART 3 - YOUR INVESTMENT OPTIONS
The Portfolios                                                                     16
Fixed Accounts                                                                     28

PART 4 - DEDUCTIONS AND CHARGES
Separate Account Charges                                                           30
Annual Administrative Charge                                                       30
Portfolio Charges                                                                  30
Reduction or Elimination of Separate Account or Administrative Charges             30
State Premium Tax Deduction                                                        30
Contingent Withdrawal Charge                                                       30
Reduction or Elimination of the Contingent Withdrawal Charge                       31
Optional Contract Charge                                                           31
Transfer Charge                                                                    32
Hardship Waiver                                                                    32
Tax Reserve                                                                        32

PART 5 - TERMS OF YOUR VARIABLE ANNUITY
Contributions Under Your Contract                                                  32
Your Account Value                                                                 33
Units in Our Separate Account                                                      33
How We Determine Unit Value                                                        33
Transfers                                                                          34
Excessive Trading                                                                  34
Specific Notice Regarding the use of this Annuity for Market Timing                35
Withdrawals                                                                        36
Assignments                                                                        37
Death Benefit                                                                      37
Annuity Benefits                                                                   38
Annuities                                                                          38
Annuity Payments                                                                   39

                                     P4I - 3

Timing of Payment                                                                  39
Death Claims                                                                       39
How You Make Requests and Give Instructions                                        39

PART 6 - OPTIONAL CONTRACT FEATURE
Enhanced Earnings Benefit                                                          39

PART 7 - VOTING RIGHTS
Voting Rights                                                                      41
How We Determine Your Voting Shares                                                41
How Portfolio Shares Are Voted                                                     41
Separate Account Voting Rights                                                     42

PART 8 - TAX ASPECTS OF THE CONTRACT
Introduction                                                                       42
Your Contract is an Annuity                                                        42
Taxation of Annuities Generally                                                    42
Distribution-at-Death Rules                                                        43
Spousal Continuation                                                               44
Diversification Standards                                                          44
Tax-Favored Retirement Programs                                                    44
Inherited IRAs                                                                     45
Annuities in Qualified Plans                                                       45
Federal and State Income Tax Withholding                                           45
Impact of Taxes on the Company                                                     45
Transfers Among Investment Options                                                 45

PART 9 - ADDITIONAL INFORMATION
Systematic Withdrawal Program                                                      45
Income Plus Withdrawal Program                                                     46
Choices Plus Minimum Required Distribution Program                                 47
Asset Allocation Models                                                            47
Dollar Cost Averaging                                                              47
Systematic Transfer Program                                                        48
Customized Asset Rebalancing                                                       48
Systematic Contributions                                                           49
Legal Proceedings                                                                  49
Table of Contents of Statement of Additional Information                           49

PART 10 - PRIOR CONTRACTS

Prior Contracts                                                                    49

APPENDIX A  - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II (UNIT VALUES)          53
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                             69
APPENDIX C - ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLE                         72

                                     P4I - 4

                                    GLOSSARY

1933 ACT - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 ACT - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADDITIONAL INTEREST - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ADMINISTRATIVE OFFICE - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202-3319. You may also call us at 1-800-325-8583.

ANNUITANT - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - amount paid on the Retirement Date.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CODE - the Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

DEATH BENEFIT - benefit paid to a named beneficiary on the death of the Annuitant.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

EXCHANGE TRADED FUND - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

FREE WITHDRAWAL - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 15% of your Account Value at the time you make your first withdrawal request during a Contract Year or 15% of your Account Value at your most recent Contract Anniversary. During your first Contract Year, the Free Withdrawal amount is 15% of your initial contribution received on the Contract Date.

                                     P4I - 5

FUND OF FUNDS- A Portfolio which invests in other mutual funds.

GAIN - Account Value less Net Premiums.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

GUARANTEE PERIOD -- the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

GUARANTEED RATE OPTION (GRO) - a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate, less any administrative charges and less any charges for the EEB option, if elected.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM INTEREST RATE - the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative charges and less any charges for the EEB option, if elected.

NET PREMIUMS-contributions less an adjustment for any withdrawals.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

RETIREMENT DATE - The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant's 100th birthday. We refer to this as the "Maximum Retirement Date".

SEPARATE ACCOUNT - Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

SYSTEMATIC TRANSFER OPTION (STO)- a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 9 of this prospectus.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

                                     P4I - 6

VARIABLE ACCOUNT OPTIONS - the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

DISCLAIMER

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity's variable annuity products.

                                     P4I - 7

PART I

PART I - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our," "us," and "the Company" mean Integrity Life Insurance Company (Integrity). The terms "you" and "your" mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying a Pinnacle IV Variable Annuity, if you complete an Application/Customer Profile form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an Annuity Benefit and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual tax rules for annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 8, "Tax Aspects of the Contract - Taxation of Annuities Generally."

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100. See "Contributions Under Your Contract" in Part 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in a combination of the variable and fixed Investment Options. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. The Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented

                                     P4I - 8

Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND SURRENDER VALUE

Your Account Value consists of the values of your Investment Options added together. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, "Your Investment Options." Your Surrender Value is equal to your Adjusted Account Value, minus any contingent withdrawal charge and minus the pro rata portion of the annual administrative charges. See "Charges and Fees" below. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5 under "Transfers." Any transfer must be at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option. All of these programs are discussed in Part 9. If you make more than twelve transfers among your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this unless you select an optional contract feature. For more information, see Part 4, "Deductions and Charges" and Part 6, "Optional Contract Feature".

Investment management fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Management fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "Your Investment Options" in Part 3.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 15% of your Account Value each Contract Year without paying withdrawal charges. After the first 15% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract. See Part 4, "Contingent Withdrawal Charge" and Part 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net of any investment performance and applicable daily

                                     P4I - 9
charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we'll return all of your contributions without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, "Deductions and Charges" for more information.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Pinnacle IV Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium tax may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                                     $          0
      Deferred Sales Load (as a percentage of contributions)(1)                     8% Maximum
      Transfer Charge (assessed after 12 transfers in one Contract Year)(2)       $         20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge(3)                                       $      30

----------
(1) Surrender charges decrease based on the age of your contribution. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4 for more detail.
(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" in
     Part 4 for more detail.
(3) This charge will be waived if the Account Value is at least $50,000 on the last day of any Contract Year.

                                    P4I - 10

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

Mortality and Expense Risk Charge                                                     1.30%
Administrative Expenses                                                                .15%
                                                                                     -----
Base Contract Total Separate Account Annual Expenses                                  1.45%
                                                                                     =====

Optional Enhanced Earnings Benefit Charge, Annuitant Age on Contract Date 70-79        .50%
                                                                                     -----
Highest Possible Total Separate Account Annual Expenses if this Option Elected        1.95%
                                                                                     =====

OPTIONAL CONTRACT EXPENSES

Enhanced Earnings Benefit (Charges are assessed to the Account Value in both the Separate and Fixed Accounts)

ANNUITANT AGE ON CONTRACT DATE                                                   ANNUAL COST
------------------------------                                                   -----------
0-59                                                                                   .20%
Total Account Value Charges with EEB                                                  1.65%
                                                                                     =====

60-69                                                                                  .40%
Total Account Value Charges with EEB                                                  1.85%
                                                                                     =====

70-79                                                                                  .50%
Total Account Value Charges with EEB                                                  1.95%
                                                                                     =====

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.54%              Maximum: 2.06%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                      MANAGEMENT       12b-1        OTHER       TOTAL ANNUAL
PORTFOLIO                                                                FEES           FEE        EXPENSES       EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Serv. Class 2(1)                                 0.53%        0.25%        0.14%            0.92%
Fidelity VIP Balanced: Serv. Class 2                                         0.42%        0.25%        0.15%            0.82%
Fidelity VIP Contrafund: Serv. Class 2(1)                                    0.57%        0.25%        0.11%            0.93%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(1)                  0.58%        0.25%        0.38%            1.21%
Fidelity VIP Equity-Income: Serv. Class 2(1)                                 0.47%        0.25%        0.11%            0.83%
Fidelity VIP Growth: Serv. Class 2(1)                                        0.58%        0.25%        0.10%            0.93%
Fidelity VIP Growth & Income: Serv. Class 2                                  0.47%        0.25%        0.13%            0.85%
Fidelity VIP Growth Opportunities: Serv. Class 2(1)                          0.58%        0.25%        0.15%            0.98%
Fidelity VIP High Income: Serv. Class 2                                      0.58%        0.25%        0.14%            0.97%
Fidelity VIP Investment Grade Bond: Serv. Class 2                            0.43%        0.25%        0.13%            0.81%
Fidelity VIP Mid Cap: Serv. Class 2(1)                                       0.57%        0.25%        0.14%            0.96%
Fidelity VIP Overseas: Serv. Class 2(1)                                      0.72%        0.25%        0.19%            1.16%
Franklin Growth and Income Securities: Class 2                               0.49%        0.25%        0.03%            0.77%
Franklin Income Securities: Class 2                                          0.47%        0.25%        0.02%            0.74%

                                    P4I - 11

                                                                      MANAGEMENT       12b-1        OTHER       TOTAL ANNUAL
PORTFOLIO                                                                FEES           FEE        EXPENSES       EXPENSES
----------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities: Class 2                                0.75%        0.25%        0.04%            1.04%
Mutual Shares Securities: Class 2                                            0.60%        0.25%        0.15%            1.00%
Templeton Foreign Securities: Class 2(2)                                     0.68%        0.25%        0.19%            1.12%
Templeton Growth Securities: Class 2                                         0.79%        0.25%        0.07%            1.11%
J.P. Morgan Series Trust II Bond(3),(4)                                      0.30%        0.00%        0.45%            0.75%
J.P. Morgan Series Trust II International Equity(4)                          0.60%        0.00%        0.60%            1.20%
J.P. Morgan Series Trust II Mid Cap Value(5)                                 0.70%        0.00%        0.55%            1.25%
MFS VIT Capital Opportunities: Service Class(6)                              0.75%        0.25%        0.13%            1.13%
MFS VIT Emerging Growth: Service Class(7)                                    0.75%        0.25%        0.12%            1.12%
MFS VIT Investors Growth Stock: Service Class                                0.75%        0.25%        0.11%            1.11%
MFS VIT Mid Cap Growth: Service Class                                        0.75%        0.25%        0.12%            1.12%
MFS VIT New Discovery: Service Class(7)                                      0.90%        0.25%        0.11%            1.26%
MFS VIT Total Return: Service Class(7)                                       0.75%        0.25%        0.08%            1.08%
Putnam VT Discovery Growth: Class IB(8)                                      0.70%        0.25%        0.38%            1.33%
Putnam VT The George Putnam Fund of Boston: Class IB                         0.62%        0.25%        0.11%            0.98%
Putnam VT Growth and Income Fund: Class IB                                   0.48%        0.25%        0.06%            0.79%
Putnam VT International Equity Fund: Class IB                                0.75%        0.25%        0.19%            1.19%
Putnam VT Small Cap Value Fund: Class IB                                     0.77%        0.25%        0.10%            1.12%
Putnam VT Voyager Fund: Class IB                                             0.56%        0.25%        0.08%            0.89%
Scudder VIT EAFE Equity Index: Class B(9)                                    0.45%        0.25%        0.36%            1.06%
Scudder VIT Equity 500 Index: Class B                                        0.20%        0.25%        0.09%            0.54%
Scudder VIT Small Cap Index: Class B(9)                                      0.35%        0.25%        0.13%            0.73%
Touchstone Aggressive ETF Fund(10)                                           0.39%        0.00%        0.71%            1.10%
Touchstone Balanced Fund(11)                                                 0.80%        0.00%        0.50%            1.30%
Touchstone Baron Small Cap Fund(11)                                          1.05%        0.00%        0.70%            1.75%
Touchstone Conservative ETF Fund(10)                                         0.40%        0.00%        1.14%            1.54%
Touchstone Core Bond Fund(11)                                                0.55%        0.00%        0.43%            0.98%
Touchstone Eagle Capital Appreciation Fund(11)                               0.75%        0.00%        0.53%            1.28%
Touchstone Emerging Growth Fund(11)                                          0.80%        0.00%        0.45%            1.25%
Touchstone Enhanced Dividend 30 Fund(11)                                     0.65%        0.00%        0.45%            1.10%
Touchstone Enhanced ETF Fund(10)                                             0.40%        0.00%        0.86%            1.26%
Touchstone Growth & Income Fund(11)                                          0.80%        0.00%        0.46%            1.26%
Touchstone High Yield Fund(11)                                               0.50%        0.00%        0.45%            0.95%
Touchstone Moderate ETF Fund(10)                                             0.39%        0.00%        0.80%            1.19%
Touchstone Money Market Fund, Service Class(11)                              0.18%        0.25%        0.37%            0.80%
Touchstone Third Avenue Value Fund(11)                                       0.80%        0.00%        0.41%            1.21%
Touchstone Value Plus Fund(11)                                               0.75%        0.00%        0.64%            1.39%
Van Kampen LIT Comstock: Class II                                            0.59%        0.25%        0.06%            0.90%
Van Kampen LIT Emerging Growth: Class II                                     0.70%        0.25%        0.07%            1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12),(13)                     1.25%        0.35%        0.46%            2.06%
Van Kampen UIF Emerging Markets Debt: Class 1(13)                            0.75%        0.00%        0.35%            1.10%
Van Kampen UIF U.S. Real Estate: Class 1(13)                                 0.76%        0.00%        0.26%            1.02%

(1) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund's expenses, and through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

                                    P4I - 12

                                                                   NET TOTAL EXPENSES AFTER
FIDELITY PORTFOLIO                                               ARRANGEMENTS DESCRIBED ABOVE
----------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Serv. Class 2                                       0.91%
Fidelity VIP Contrafund: Serv. Class 2                                          0.91%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2                        1.02%
Fidelity VIP Equity-Income: Serv. Class 2                                       0.82%
Fidelity VIP Growth: Serv. Class 2                                              0.90%
Fidelity VIP Growth Opportunities: Serv. Class 2                                0.96%
Fidelity VIP Mid Cap: Serv. Class 2                                             0.93%
Fidelity VIP Overseas: Serv. Class 2                                            1.12%

(2) The manager has contractually agreed to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a proprietary money fund. The reduction is required by the Portfolio's Board of Directors and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.07%.
(3) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(4) Reflects a written agreement pursuant to which the Portfolios' Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio, which has a gross total annual operating expense of 0.75% as of December 31, 2004) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2006. In addition, the Portfolios' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.
(5) Reflects a written agreement pursuant to which the Portfolio's Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.25% of its daily net assets through April 30, 2006. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The net total expense ratio of this Portfolio is 1.00%.
(6) The manager has contractually agreed until at least April 30, 2006 to bear the Portfolio's expenses such that "Other Expenses" do not exceed 0.15% annually.
(7) The net total expense ratios of these Portfolios are as follows: 1.11% for Emerging Growth Series, 1.25% for New Discovery Series, and 1.07% for Total Return Series due to an expense offset arrangement that reduces the Portfolios' custodian fee based on the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent.
(8) The advisor has contractually agreed until at least December 31, 2005 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.19% for the Discovery Growth Portfolio.
(9) The advisor has contractually agreed until April 30, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 0.90% for the EAFE Equity Index Portfolio and 0.70% for the Small Cap Index Portfolio.
(10) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio's direct fees and expenses. Those additional expenses will be approximately 0.19% for the Conservative and Moderate Funds, 0.20% for the Aggressive Fund and 0.27% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below. Because these Portfolios began operations in July, 2004, their "Other Expenses" are estimated.
(11) The advisor has contractually agreed until at least December 31, 2005 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

                                                                                             NET TOTAL
                                                                                              EXPENSES
                                      ETF FUND EXPENSES                                        AFTER
                                       DERIVED FROM THE                 ETF FUND            ARRANGEMENTS
                                     UNDERLYING EXCHANGE           PORTFOLIO LEVEL NET       DESCRIBED
TOUCHSTONE PORTFOLIO                     TRADED FUNDS                TOTAL EXPENSES            ABOVE
---------------------------------------------------------------------------------------------------------
Balanced Portfolio                                                                               0.90%
Baron Small Cap Portfolio                                                                        1.65%
Core Bond Portfolio                                                                              0.75%

                                    P4I - 13

Eagle Capital Appreciation Portfolio                                                             1.05%
Emerging Growth Portfolio                                                                        1.15%
Enhanced Dividend 30 Portfolio                                                                   0.75%
Growth & Income Portfolio                                                                        0.85%
High Yield Portfolio                                                                             0.80%
Money Market Portfolio                                                                           0.54%
Third Avenue Value Portfolio                                                                     1.05%
Value Plus Portfolio                                                                             1.15%
Conservative ETF Portfolio                    0.19%                         0.50%                0.69%
Moderate ETF Portfolio                        0.19%                         0.50%                0.69%
Aggressive ETF Portfolio                      0.20%                         0.50%                0.70%
Enhanced ETF Portfolio                        0.27%                         0.50%                0.77%

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the net expenses are as follows:

                                                       OPERATING
                                                        EXPENSE      MANAGEMENT     12b-1       NET TOTAL
PORTFOLIO                                              LIMITATION       FEES         FEE        EXPENSES
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity: Class II            1.70%          1.19%      0.05%          1.70%

(13) Expense information has been restated to reflect current fees in effect as of November 1, 2004.

NOTE: We have entered into agreements with the investment advisers or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisers pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment adviser, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------
$ 1,217.05   $ 1,860.26   $ 2,515.77   $ 4,309.53

If you annuitize at the end of the applicable period:

                                    P4I - 14

1 YEAR       3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------
$   417.05   $ 1,260.26   $ 2,115.77   $ 4,309.53

If you do not surrender the contract:

1 YEAR       3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------
$  417.05    $ 1,260.26   $ 2,115.77   $ 4,309.53

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities which may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1992, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Variable Account Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. Their principal business address is 400 Broadway Street, Cincinnati, Ohio, 45202. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party

                                    P4I - 15
broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the financial professionals associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:
- add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;
-    register or end the registration of the Separate Account under the 1940
     Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios; or
- operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Each of the Portfolios' investment advisers compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. We do not provide preferential treatment or access to distribution for investment advisers or the Portfolios they manage based on the differing levels of compensation paid to us. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser, Fidelity Management & Research Company
(FMR), is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO

VIP Asset Manager(SM) Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

                                    P4I - 16

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and senior stocks. With respect to stock and other equity securities, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for

                                    P4I - 17
the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, sometimes referred to as "junk bonds" because they are issued by companies in troubled or uncertain financial condition.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

FIDELITY VIP MID CAP PORTFOLIO

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid Cap Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Franklin Templeton Variable Insurance Products Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FTVIPT FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests primarily to predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FTVIPT FRANKLIN INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds and stocks.

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FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FTVIPT MUTUAL SHARES SECURITIES PORTFOLIO

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.

FTVIPT TEMPLETON FOREIGN SECURITIES PORTFOLIO

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

FTVIPT TEMPLETON GROWTH SECURITIES PORTFOLIO

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

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JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the 1940 Act.

MFS VARIABLE INSURANCE TRUST FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS VIT CAPITAL OPPORTUNITIES PORTFOLIO

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT EMERGING GROWTH PORTFOLIO

MFS VIT Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT INVESTORS GROWTH STOCK PORTFOLIO

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT MID CAP GROWTH PORTFOLIO

MFS VIT Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

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MFS VIT NEW DISCOVERY PORTFOLIO

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS VIT TOTAL RETURN PORTFOLIO

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM VARIABLE TRUST FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

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PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Scudder Investments VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER INVESTMENTS VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005)

The VIT EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The VIT Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The VIT Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors LLC is the sub-adviser for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital Group,

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Inc. is the sub-adviser for the VST Baron Small Cap Fund. Ft. Washington
Investment Advisors, Inc. is the sub-adviser for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company, LLC are the sub-advisers for the VST Emerging Growth Fund. Todd Investment Advisors, Inc. is the sub-adviser for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive, VST Conservative, VST Enhanced and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-adviser for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-adviser for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with Integrity Life Insurance Company.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

TOUCHSTONE VST BALANCED FUND

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE VST BARON SMALL CAP FUND

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE VST CORE BOND FUND

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION FUND

The Touchstone VST Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

                                    P4I - 23
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Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE VST EMERGING GROWTH FUND

Touchstone VST Emerging Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily in common stocks of mid cap emerging growth companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE VST ENHANCED DIVIDEND 30 FUND

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

TOUCHSTONE VST GROWTH & INCOME FUND

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE VST HIGH YIELD FUND

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

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TOUCHSTONE VST MONEY MARKET FUND

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE VST THIRD AVENUE VALUE FUND

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VST VALUE PLUS FUND

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

TOUCHSTONE VST ETF FUNDS

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone's VST ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. They seek to achieve their investment objectives by investing their assets in at least five, and generally no more than nine, exchange-traded funds. Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds' assets invested in stocks or bonds at any given time may be different than that VST ETF Fund's planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-adviser will monitor the models and

                                    P4I - 25
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may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund's assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

TOUCHSTONE VST CONSERVATIVE ETF FUND

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST MODERATE ETF FUND

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST AGGRESSIVE ETF FUND

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST ENHANCED ETF FUND

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

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VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN LIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

                                    P4I - 27

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE 1933 ACT, OR THE 1940 ACT. THUS, NEITHER THE FIXED ACCOUNTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE FIXED ACCOUNT VALUES AND DEATH BENEFITS AND ANNUITY BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put contributions in a GRO, that locks in a Guaranteed Interest Rate that we declare for the duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This Enhanced Rate will be guaranteed for the Guarantee Period's first year and declared at the time of purchase. We can declare and credit Additional Interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis. Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes. For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and

                                    P4I - 28
it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew, a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for Free Withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a Death Benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

   MVA = GRO Value X [(1 + A)(TO THE POWER OF N/12) /
         (1 + B + .0025)(TO THE POWER OF N/12) - 1], where

   A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

   B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

   N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You MUST transfer all STO contributions into other Investment Options within either six months or one year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's annual effective interest rate will never be less than the Minimum Interest Rate. See "Systematic Transfer Program" in Part 9 for details on this program. This option may not be available in some states.

                                    P4I - 29

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an annual effective rate of 1.45% of your Account Value in each of the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charges may be changed, but the total Mortality, Expense Risk and Administrative Fee can't be increased.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30. This charge is waived if your Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's death, annuitization or contract termination during a Contract Year.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. This amount is a percentage of your contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal

                                    P4I - 30
charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount aren't considered subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, plus or minus any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested, less any applicable tax withholding.

You may take your Free Withdrawal (less any earlier withdrawal in the same year) each Contract Year without any contingent withdrawal charge or Market Value Adjustment. If you don't take any Free Withdrawals in one Contract Year, you can't add it to the next year's Free Withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.

                NUMBER OF FULL YEARS                      CHARGE AS A PERCENTAGE OF THE
                FROM DATE OF CONTRIBUTION                 CONTRIBUTION WITHDRAWN
                -------------------------                 -----------------------------
                         0                                             8%
                         1                                             7
                         2                                             6
                         3                                             5
                         4                                             4
                         5                                             3
                         6                                             2
                         7+                                            0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefit" in Part 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

OPTIONAL CONTRACT CHARGE

This annuity has optional contract features available for an additional charge. The additional charges are listed below. For more detailed description of the fees and charges please see "Optional Contract Feature" in Part 6.

ENHANCED EARNINGS BENEFIT

We will assess the cost of the benefit against both the Fixed Accounts and Variable Account Options quarterly at the end of each calendar quarter.

ANNUITANT AGE ON THE CONTRACT DATE               CHARGE
----------------------------------               ------
0-59                                              .20%
60-69                                             .40%
70-79                                             .50%

                                    P4I - 31

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you can make during a Contract Year.

HARDSHIP WAIVER

We may waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We may also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to nine years before your Retirement Date. Your first contribution, however, can't be less than $1,000 (some states may require a higher initial contribution).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction. See "Transfers" in Part 5.

                                    P4I - 32

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Options isn't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part 3. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value to that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge, and to pay for optional contract features.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

- First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

                                    P4I - 33

- Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected

                                    P4I - 34

Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolios performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     - a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

     - a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.   NOTIFICATION. We will notify you if your requested transfer is not made.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     - If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

                                    P4I - 35

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

     - All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     - Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. We regularly review internally generated reports that are intended to help us detect possible improper trading. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisers regarding improper trading. If we are notified by a Portfolio's investment adviser that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment adviser asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment adviser's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish subject to the 15% Free Withdrawal and contingent withdrawal charges. Each withdrawal must be at least $300. The Account Value will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than your Free Withdrawals. The charge starts at 8% and decreases depending on the age of your contributions and is a percentage of contributions, not Account Value. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

You may withdraw up to 15% of your Account Value each Contract Year with no withdrawal charges. After the first 15% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any

                                    P4I - 36
contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See
Part 8, "Tax Aspects of the Contract". Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party's instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Part 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

DEATH BENEFITS

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the Owner's death. We'll pay a Death Benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The Death Benefit depends on the Annuitant's age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We'll also adjust the Death Benefit for any applicable charges.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS UP TO AND INCLUDING AGE 85, THE DEATH BENEFIT WILL BE THE GREATEST OF:

     a. highest Account Value on any Contract Anniversary before Annuitant's age 81, plus any subsequent contributions received after that Contract Anniversary, minus an adjustment for any subsequent withdrawals received after that Contract Anniversary; or
     b.  total contributions, minus an adjustment for withdrawals; or
     c. your current Account Value on the Business Day we receive due proof of death.

FOR CONTRACTS WHERE THE ANNUITANT'S AGE ON THE CONTRACT DATE IS 86 YEARS OLD OR
OLDER:

The Death Benefit is the current Account Value on the Business Day we receive due proof of death.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant's Beneficiary in the contract. You also select an Owner's Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. If an Annuitant's Beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that

                                    P4I - 37
the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 8, "Tax Aspects of the Contract."

A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

ANNUITY BENEFITS

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 100th birthday (the "Maximum Retirement Date") by writing to the Administrative Office any time before the Maximum Retirement Date. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date, we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General
Account:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed.

A PERIOD CERTAIN ANNUITY provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments for the life of the Annuitant, or until the annuitant and joint annuitant both die under a joint and survivor annuity.

                                    P4I - 38

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a separate account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

DEATH CLAIMS

A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit may be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - OPTIONAL CONTRACT FEATURE

For an additional charge, the following option is available to contract purchasers. This option must be elected at the time of application, may not be cancelled once the contract is issued and will replace or supplement the standard contract benefits. Reductions in Death Benefits due to withdrawals are calculated on a proportional basis with respect to the Account Value at the time of withdrawal.

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

Charges for the optional benefit are in addition to the standard charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

ENHANCED EARNINGS BENEFIT

The Enhanced Earnings Benefit ("EEB") is an optional Death Benefit where a percentage of the Gain in the contract is paid in addition to the standard Death Benefit. If there is a Gain in the contract when we receive proof of the Annuitant's death, we will pay up to an additional 40% of the Gain as an additional Death Benefit. This additional benefit is intended to help offset potential income tax payments made by your beneficiaries. If there is no Gain, no EEB benefit will be paid. The following is an example of how the EEB would work:

$100,000 Contributions. (assuming no withdrawals).
$125,000 Account Value upon receipt of proof of death.
Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date).

Gain = $25,000 ($125,000-$100,000 =$25,000)

EEB Benefit Paid = $10,000 ($25,000 X 40%)

Please see Appendix C for an additional example of how the EEB works with other contract features.

The EEB automatically terminates upon annuitization or contract surrender. The cost and availability of the EEB is dependent upon the Annuitant's age on the Contract Date. The following chart summarizes the different costs and benefits.

ANNUITANT AGE ON THE CONTRACT DATE        BENEFIT PAID         ANNUAL COST*
----------------------------------        ------------         ------------
         0-59                             40% of Gain          .20%
         60-69                            40% of Gain          .40%
         70-79                            25% of Gain          .50%
         80 +                             Not Available        Not Available

* We will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts and Variable Account Options.

The maximum available benefit is 150% of the Net Premium. All contributions received in the first seven Contract Years will be included for purposes of calculating the maximum EEB payment. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum EEB benefit until they have been in the contract for six months.

Contributions received from exchanged contracts shall be treated as premium for purposes of the EEB benefit and determination of the benefit paid. The gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB benefit. It will be carried over for purposes of income tax or exclusion allowance calculations.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings of the contract and subject to income taxes upon distribution. You may wish to consult your tax advisor, legal advisor or investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

                                    P4I - 40

A SPECIAL NOTE IF YOU ARE PURCHASING THIS ANNUITY FOR USE AS AN IRA:

IF YOU ARE PURCHASING THIS CONTRACT AS AN IRA AND ARE ELECTING THE EEB BENEFIT THERE IS NO ASSURANCE THAT THE CONTRACT WILL MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. YOU WILL WANT TO CONSIDER CAREFULLY SELECTING THE EEB BENEFIT IF THIS CONTRACT IS AN IRA. CONSULT YOUR TAX OR LEGAL ADVISOR IF YOU ARE CONSIDERING USING THE EEB WITH AN IRA. THE CONTRACT OWNER BEARS THE RISK OF ANY ADVERSE TAX CONSEQUENCES.

This death benefit option may not be available in all states.

PART 7 - VOTING RIGHTS

VOTING RIGHTS

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

                                    P4I - 41

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

                                    P4I - 42
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You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9),
(10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the

                                    P4I - 43
entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the sole beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the spouse listed as the owner's sole beneficiary. If the surviving spouse is also the Annuitant's sole beneficiary, we will increase the continued contract's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may make any changes to the contract allowed under the contract. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second Death Benefit may be paid to the surviving spouse's beneficiary. The annuity contract may be extended by the surviving spouse's beneficiary, meaning the distribution will be paid over the period certain life expectancy of the surviving spouse's beneficiary, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these contracts. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity contracts that are being continued with us, but were not purchased from us initially, will be treated as new contracts. This means that all surrender charges will be applicable. Any withdrawals in excess of the Free Withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

                                    P4I - 44

INHERITED IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced Death Benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make

                                    P4I - 45
them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the Free Withdrawal amount be withdrawn under the Systematic Withdrawal Program, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Part 8, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.

If you haven't used up your Free Withdrawals in any given Contract Year, amounts you withdraw under the Income Plus Withdrawal Program may be within the Free Withdrawal amount. If they are, no contingent withdrawal charge will be taken and no Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4.

AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

                                    P4I - 46

CHOICES PLUS MINIMUM REQUIRED DISTRIBUTION PROGRAM

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2.
Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70 1/2. You won't have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See "Taxation of Annuities Generally" in Part 8.

You can choose the Choices Plus Program any time if you're age 70 1/2 or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance. Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to contingent withdrawal charges or Market Value Adjustments.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit.

ASSET ALLOCATION MODELS

We have retained FundQuest, an independent third party investment adviser and investment management firm, to develop our asset allocation program called PortfolioNavigators. PortfolioNavigators offers seven models made up of combinations of the contract's available Variable Account Options. FundQuest selects the Variable Account Options for each of the models in accordance with seven risk/return profiles it has developed. The seven models range from a relatively low risk/return profile (Capital Preservation) to a higher risk/return profile (Diversified Equity). You will find more information about PortfolioNavigators and the models in the Statement of Additional Information.

Your financial professional can help you determine the model that best fits your risk tolerance, investment horizon and objectives. If you choose to use a model, you must use it for all your variable account value. We do not charge a fee for using an asset allocation model. You may choose a model, discontinue using a model, or change from one model to another at any time by notifying us. You may not use more than one model at a time.

If you choose to participate in PortfolioNavigators, we do not recommend using the Customized Asset Rebalancing feature described below. FundQuest will continually monitor the seven portfolios and make periodic suggestions to you concerning the model you selected. These suggestions may range from rebalancing to the percentages you established originally to reallocating to a different combination of Variable Account Options that they believe best achieves the goals of the model going forward. In order to remain in PortfolioNavigators at the time of a model change, you will have to contact us to request the model change. If we do not hear from you that you want to remain in PortfolioNavigators and rebalance or reallocate your Account Value, your existing allocation will remain in place and you will be out of the PortfolioNavigators program.

DOLLAR COST AVERAGING

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses in declining markets.

                                    P4I - 47

We offer a Dollar Cost Averaging Program under which we transfer contributions allocated to the Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Investment Options. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don't have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.

Fixed Accounts aren't included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

                                    P4I - 48

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 -  Integrity and Custodian
Part 2 -  Distribution of the Contract
Part 3 -  Asset Allocation Program
Part 4 -  Performance Information
Part 5 -  Determination of Accumulation Unit Values
Part 6 -  Tax Favored Retirement Programs
Part 7 -  Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
P.O. Box 740075
Louisville, KY  40201-7475
ATTN: Request for SAI of Separate Account II (Pinnacle IV)

PART 10 - PRIOR CONTRACTS

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

     -    your Adjusted Account Value
     - the Account Value at the beginning of the seventh Contract Year, plus subsequent contributions and minus subsequent withdrawals
     -    your total contributions less the sum of withdrawals
     - for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.

For contracts issued during 1995, the amount of the death benefit is the greatest of:

     -    your Adjusted Account Value
     - the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals
     -    your total contributions less the sum of withdrawals

                                    P4I - 49

For contracts issued during 1996, the amount of the death benefit is the greatest of:

     -    your Account Value
     - the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals
     -    your total contributions less the sum of withdrawals

The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any Market Value Adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.

REDUCTION IN CHARGES FOR CONTRACTS ISSUED BETWEEN JANUARY 1, 1995 AND FEBRUARY 1, 1997

If your contract was issued on or after January 1, 1995, but before February 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

CONTINGENT WITHDRAWAL CHARGE FOR CONTRACTS ISSUED BEFORE FEBRUARY 15, 1997

For contracts issued before February 15, 1997 (2/27/97 in Washington, 5/30/97 in Pennsylvania, 7/7/97 in Maryland, 10/16/97 in Oregon) the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any Contract Year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior Contract Year, less withdrawals during the current Contract Year. Investment gain is calculated as the increase in the Account Value during the prior Contract Year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges

                                    P4I - 50
under the contract.

                  NUMBER OF FULL YEARS                        CHARGE AS A % OF THE
                  FROM THE DATE OF CONTRIBUTION               CONTRIBUTION WITHDRAWN
                  -----------------------------               ----------------------
                           0                                             7%
                           1                                             6
                           2                                             5
                           3                                             4
                           4                                             3
                           5                                             2
                           6+                                            0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary.

The minimum withdrawal permitted is $300.

RETIREMENT DATE

For contracts issued before January 1, 1997, the Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

CONTRACTS ISSUED TO OREGON RESIDENTS

If you are a resident of Oregon and your Contract was issued before October 16, 1997 (Contract Form No. 11960CNQ-I-OR), additional contributions into Investment Options are accepted, including the 10-Year GRO Account, and the prospectus provisions relating to these items apply.

HARDSHIP WAIVERS

Hardship Waivers aren't available for contracts issued prior to February 15, 1997. Hardship waivers are available in most states for contracts issued on or after that date, but certain states approved the availability of hardship waivers after February 15, 1997. Please check your contract if you are uncertain about the applicability of this section to your contract.

LIMITATION ON NUMBER OF INVESTMENT OPTIONS FOR CONTRACTS ISSUED BEFORE JULY 17, 2000

For most contracts issued prior to July 17, 2000, contract owners may not allocate to more than nine Investment Options. In determining the nine Investment Options, each of your GRO Accounts counts as one Investment Option.

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED BEFORE JULY 16, 2001

For contracts before July 16, 2001, and for contracts issued in certain states after that date, Total Separate Account Annual Expenses are 1.35%. Please check your contract if you are uncertain about the applicability of this section to your contract.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED AFTER JANUARY 1, 1997 & BEFORE JULY 16, 2001

For contracts issued after January 1, 1997 and before July 16, 2001, the following rules apply in most states even if they are different from other provisions in this prospectus. Please check your contract if you are uncertain about the applicability of this section to your contract.

                                    P4I - 51

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments);
     (b) total contributions, minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments); or
     (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal.

FREE WITHDRAWALS FOR CONTRACTS ISSUED BEFORE JULY 16, 2001

For contracts issued prior to July 16, 2001 in most states, you may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges. After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account.

SIX MONTH SYSTEMATIC TRANSFER PROGRAM FOR CONTRACTS ISSUED BEFORE JULY 16, 2001

The six month option in the Systematic Transfer Program is not available for contracts issued prior to July 16, 2001.

NEW SHARE CLASSES ADDED EFFECTIVE JULY 16, 2001

New share classes that charge distribution fees pursuant to Rule 12b-1 were added to certain Portfolios effective July 16, 2001. These fees will not be charged to contracts issued prior to July 16, 2001.

                                    P4I - 52

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued after July 16, 2001.

                                                    2004         2003          2002         2001         2000         1999
                                                 ----------   ----------    ----------   ----------   ----------   ----------
FIDELITY VIP ASSET MANAGER-SERVICE CLASS 2
Unit value at beginning of period                         -
Unit value at end of period                      $    10.36
Number of units outstanding at end of period         10,421

FIDELITY VIP BALANCED - SERVICE CLASS 2
Unit value at beginning of period                $    11.17            -             -            -            -            -
Unit value at end of period                      $    11.58   $    11.17
Number of units outstanding at end of period         69,254       10,517

FIDELITY VIP CONTRAFUND - SERVICE CLASS 2
Unit value at beginning of period                $    10.92   $     8.65    $     9.71            -            -            -
Unit value at end of period                      $    12.40   $    10.92    $     8.65   $     9.71
Number of units outstanding at end of period        540,747      329,238       181,656       48,780

FIDELITY VIP DYNAMIC CAP APP - SER. CL. 2
Unit value at beginning of period                $    10.57   $     8.59             -            -            -            -
Unit value at end of period                      $    10.55   $    10.57    $     8.59
Number of units outstanding at end of period          4,900        3,073         3,106

FIDELITY VIP EQUITY-INCOME- SERVICE CLASS 2
Unit value at beginning of period                $    10.08   $     7.87    $     9.64            -            -            -
Unit value at end of period                      $    11.05   $    10.08    $     7.87   $     9.64
Number of units outstanding at end of period        751,530      556,770       347,235       89,239

FIDELITY VIP GROWTH - SERVICE CLASS 2
Unit value at beginning of period                $     8.45   $     6.47    $     9.42            -            -            -
Unit value at end of period                      $     8.59   $     8.45    $     6.47   $     9.42
Number of units outstanding at end of period        365,952      362,460       121,212       40,739

                                                    1998         1997       INCEPTION
                                                 ----------   ----------   ----------
FIDELITY VIP ASSET MANAGER-SERVICE CLASS 2
Unit value at beginning of period                                          $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP BALANCED - SERVICE CLASS 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP CONTRAFUND - SERVICE CLASS 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP DYNAMIC CAP APP - SER. CL. 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY-INCOME- SERVICE CLASS 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH - SERVICE CLASS 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 53

                                                    2004         2003          2002         2001         2000         1999
                                                 ----------   ----------    ----------   ----------   ----------   ----------
FIDELITY VIP GROWTH & INCOME - SER. CL. 2
Unit value at beginning of period                      9.87   $     8.11    $     9.90            -            -            -
Unit value at end of period                      $    10.26   $     9.87    $     8.11   $     9.90
Number of units outstanding at end of period        473,443      262,336       113,847       26,772

FIDELITY VIP GROWTH OPPORTUNITIES -
SERVICE CLASS 2
Unit value at beginning of period                $     9.39   $     7.36    $     9.58            -            -            -
Unit value at end of period                      $     9.89   $     9.39    $     7.36   $     9.58
Number of units outstanding at end of period         28,497       21,009        10,430        4,696

FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Unit value at beginning of period                $    11.49            -             -            -            -            -
Unit value at end of period                      $    12.38   $    11.49
Number of units outstanding at end of period        190,138      274,622

FIDELITY VIP INVESTMENT GRADE BOND - SERVICE
CLASS 2
Unit value at beginning of period                         -
Unit value at end of period                      $    10.32
Number of units outstanding at end of period         17,787

FIDELITY VIP MID CAP - SERVICE CLASS 2
Unit value at beginning of period                $    12.36   $     9.07    $    10.23            -            -            -
Unit value at end of period                      $    15.19   $    12.36    $     9.07   $    10.23
Number of units outstanding at end of period        397,893      312,716       209,207       39,530

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                         -                                                    -            -
Unit value at end of period                      $    11.06
Number of units outstanding at end of period          5,234

FRANKLIN GROWTH & INC. SECURITIES - CL. 2
Unit value at beginning of period                $    11.73            -             -            -            -            -
Unit value at end of period                      $    12.79   $    11.73
Number of units outstanding at end of period         89,108       56,286

                                                    1998         1997       INCEPTION
                                                 ----------   ----------   ----------
FIDELITY VIP GROWTH & INCOME - SER. CL. 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH OPPORTUNITIES -
SERVICE CLASS 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP HIGH INCOME - SERVICE CLASS 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP INVESTMENT GRADE BOND - SERVICE
CLASS 2
Unit value at beginning of period                                          $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MID CAP - SERVICE CLASS 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN GROWTH & INC. SECURITIES - CL. 2
Unit value at beginning of period                         -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 54

                                                    2004         2003          2002         2001         2000         1999
                                                 ----------   ----------    ----------   ----------   ----------   ----------
FRANKLIN INCOME SECURITIES - CLASS 2
Unit value at beginning of period                $    12.58            -             -            -            -            -
Unit value at end of period                      $    14.11   $    12.58
Number of units outstanding at end of period        362,610      208,303

FRANKLIN LARGE CAP GROWTH SEC. - CLASS 2
Unit value at beginning of period                $    11.89            -             -            -            -            -
Unit value at end of period                      $    12.64   $    11.89
Number of units outstanding at end of period         68,991       24,231

FRANKLIN MUTUAL SHARES SECURITIES - CLASS 2
Unit value at beginning of period                $    12.10            -             -            -            -            -
Unit value at end of period                      $    13.44   $    12.10
Number of units outstanding at end of period        148,509       69,557

TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                $    12.55            -             -            -            -            -
Unit value at end of period                      $    14.66   $    12.55
Number of units outstanding at end of period         80,323       26,269

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                $    12.43            -             -            -            -            -
Unit value at end of period                      $    14.22   $    12.43
Number of units outstanding at end of period        104,979       37,346

J.P. MORGAN BOND
Unit value at beginning of period                $    11.19   $    10.95    $    10.21            -            -            -
Unit value at end of period                      $    11.50   $    11.19    $    10.95   $    10.21
Number of units outstanding at end of period        420,872      457,701       369,113       83,068

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                $    10.26   $     7.86    $     9.77            -            -            -
Unit value at end of period                      $    11.97   $    10.26    $     7.86   $     9.77
Number of units outstanding at end of period         45,064       27,090         7,503        1,889

                                                       1998         1997       INCEPTION
                                                    ----------   ----------   ----------
FRANKLIN INCOME SECURITIES - CLASS 2
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN LARGE CAP GROWTH SEC. - CLASS 2
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN MUTUAL SHARES SECURITIES - CLASS 2
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN BOND
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 55

                                                    2004         2003          2002         2001         2000         1999
                                                 ----------   ----------    ----------   ----------   ----------   ----------
J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                $    11.75   $     9.20             -            -            -            -
Unit value at end of period                      $    14.01   $    11.75    $     9.20
Number of units outstanding at end of period         69,744       17,521         9,225

MFS VIT CAPITAL OPPORTUNITIES - SER. CLASS
Unit value at beginning of period                $     7.82   $     6.24    $     9.02            -            -            -
Unit value at end of period                      $     8.63   $     7.82    $     6.24   $     9.02
Number of units outstanding at end of period         86,708       38,930        33,909       15,642

MFS VIT EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                $     7.70   $     6.01    $     9.22            -            -            -
Unit value at end of period                      $     8.55   $     7.70    $     6.01   $     9.22
Number of units outstanding at end of period         91,257       52,397        35,555        7,528

MFS VIT INVESTORS GROWTH STOCK -SERVICE CLASS
Unit value at beginning of period                $     8.12   $     6.72    $     9.44            -            -            -
Unit value at end of period                      $     8.73   $     8.12    $     6.72   $     9.44
Number of units outstanding at end of period         73,887       44,203        11,272        5,271

MFS VIT MID CAP GROWTH -SERVICE CLASS
Unit value at beginning of period                $     6.84   $     5.08    $     9.11            -            -            -
Unit value at end of period                      $     7.71   $     6.84    $     5.08   $     9.11
Number of units outstanding at end of period        156,754      162,799        75,309       20,309

MFS VIT NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                $     8.89   $     6.76    $    10.06            -            -            -
Unit value at end of period                      $     9.31   $     8.89    $     6.76   $    10.06
Number of units outstanding at end of period         93,450       86,265        66,884       17,420

MFS VIT TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                $    10.60   $     9.27    $     9.94            -            -            -
Unit value at end of period                      $    11.59   $    10.60    $     9.27   $     9.94
Number of units outstanding at end of period        599,344      463,627       262,139       48,866

                                                       1998         1997       INCEPTION
                                                    ----------   ----------   ----------
J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT CAPITAL OPPORTUNITIES - SER. CLASS
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT INVESTORS GROWTH STOCK -SERVICE CLASS
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT MID CAP GROWTH -SERVICE CLASS
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS VIT TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 56

                                                    2004         2003          2002         2001         2000         1999
                                                 ----------   ----------    ----------   ----------   ----------   ----------
PUTNAM VT DISCOVERY GROWTH - CLASS 1B SHARES
Unit value at beginning of period                $     8.15   $     6.27    $     9.03            -            -            -
Unit value at end of period                      $     8.64   $     8.15    $     6.27   $     9.03
Number of units outstanding at end of period         27,426       36,037        30,286        4,045

PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON-CLASS 1B SHARES
Unit value at beginning of period                $    11.14            -             -            -            -            -
Unit value at end of period                      $    11.88   $    11.14
Number of units outstanding at end of period         33,188        3,253

PUTNAM VT GROWTH AND INCOME FUND -
CLASS 1B SHARES
Unit value at beginning of period                $     9.55   $     7.61    $     9.53            -            -            -
Unit value at end of period                      $    10.45   $     9.55    $     7.61   $     9.53
Number of units outstanding at end of period        127,116       96,241        66,782       20,057

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B SHARES
Unit value at beginning of period                $     9.95   $     7.85    $     9.68            -            -            -
Unit value at end of period                      $    11.39   $     9.95    $     7.85   $     9.68
Number of units outstanding at end of period         47,668       38,535        58,048        6,480

PUTNAM VT SMALL CAP VALUE -CLASS 1B SHARES
Unit value at beginning of period                $    12.08   $     8.19    $    10.17            -            -            -
Unit value at end of period                      $    15.03   $    12.08    $     8.19   $    10.17
Number of units outstanding at end of period        400,715      200,636      1 51,888       17,965

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                $    11.70            -             -            -            -            -
Unit value at end of period                      $    12.11   $    11.70
Number of units outstanding at end of period         20,347       10,171

                                                       1998         1997       INCEPTION
                                                    ----------   ----------   ----------
PUTNAM VT DISCOVERY GROWTH - CLASS 1B SHARES
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT THE GEORGE PUTNAM FUND OF
BOSTON-CLASS 1B SHARES
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH AND INCOME FUND -
CLASS 1B SHARES
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B SHARES
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT SMALL CAP VALUE -CLASS 1B SHARES
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 57

                                                    2004         2003          2002         2001         2000         1999
                                                 ----------   ----------    ----------   ----------   ----------   ----------
SCUDDER EAFE EQUITY INDEX - CLASS A
Unit value at beginning of period                $     9.54   $     7.26    $     9.40            -            -            -
Unit value at end of period                      $    11.20   $     9.54    $     7.26   $     9.40
Number of units outstanding at end of period         51,780       17,620        17,954        5,261

SCUDDER EAFE EQUITY INDEX -CLASS B
Unit value at beginning of period                $    10.20   $     7.78             -
Unit value at end of period                      $    11.93   $    10.20    $     7.78
Number of units outstanding at end of period        104,695        5,985             -

SCUDDER EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                $     9.21   $     7.30    $     9.53            -            -            -
Unit value at end of period                      $    10.04   $     9.21    $     7.30   $     9.53
Number of units outstanding at end of period        182,022      196,611       197,348       42,322

SCUDDER EQUITY 500 INDEX - CLASS B
Unit value at beginning of period                $    10.52   $     8.35             -            -            -            -
Unit value at end of period                      $    11.44   $    10.52    $     8.35
Number of units outstanding at end of period        474,668      403,250       222,363

SCUDDER SMALL CAP INDEX- CLASS A
Unit value at beginning of period                $    11.35   $     7.87    $    10.05            -            -            -
Unit value at end of period                      $    13.17   $    11.35    $     7.87   $    10.05
Number of units outstanding at end of period         21,250       23,855        22,298        2,706

SCUDDER SMALL CAP INDEX - CLASS B
Unit value at beginning of period                $    10.96   $     7.61             -            -            -            -
Unit value at end of period                      $    12.68   $    10.96    $     7.61
Number of units outstanding at end of period         75,214       87,223         1,993

TOUCHSTONE BALANCED
Unit value at beginning of period                $    11.07   $     9.24             -            -            -            -
Unit value at end of period                      $    11.95   $    11.07    $     9.24
Number of units outstanding at end of period         61,605       31,766         1,332

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                $    11.14   $     8.47             -            -            -            -
Unit value at end of period                      $    14.04   $    11.14    $     8.47
Number of units outstanding at end of period        154,482      103,621        72,718

                                                       1998         1997       INCEPTION
                                                    ----------   ----------   ----------
SCUDDER EAFE EQUITY INDEX - CLASS A
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EAFE EQUITY INDEX -CLASS B
Unit value at beginning of period                                             $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EQUITY 500 INDEX - CLASS B
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER SMALL CAP INDEX- CLASS A
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER SMALL CAP INDEX - CLASS B
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BALANCED
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 58

                                                    2004         2003          2002         2001         2000         1999
                                                 ----------   ----------    ----------   ----------   ----------   ----------
TOUCHSTONE CORE BOND
Unit value at beginning of period                $    10.68   $    10.47             -            -            -            -
Unit value at end of period                      $    10.87   $    10.68    $    10.47
Number of units outstanding at end of period         97,024       57,926         6,674

TOUCHSTONE EAGLE CAP APP
Unit value at beginning of period                $     8.21   $     6.30             -            -            -            -
Unit value at end of period                      $     9.30   $     8.21    $     6.30
Number of units outstanding at end of period         38,197       42,469        21,232

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                $    11.13   $     7.67             -            -            -            -
Unit value at end of period                      $    12.29   $    11.13    $     7.67
Number of units outstanding at end of period        112,887       66,114           756

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                $    10.62   $     8.17             -            -            -            -
Unit value at end of period                      $    11.01   $    10.62    $     8.17
Number of units outstanding at end of period        167,840      136,184             -

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                $    10.81   $     8.25             -            -            -            -
Unit value at end of period                      $    11.72   $    10.81    $     8.25
Number of units outstanding at end of period         74,576       31,848             -

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                $    11.90   $     9.74             -            -            -            -
Unit value at end of period                      $    12.85   $    11.90    $     9.74
Number of units outstanding at end of period        384,963      124,089       133,376

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                $     9.95   $    10.00             -            -            -            -
Unit value at end of period                      $     9.94   $     9.95    $    10.00
Number of units outstanding at end of period            451          813        73,911

                                                      1998         1997       INCEPTION
                                                   ----------   ----------   ----------
TOUCHSTONE CORE BOND
Unit value at beginning of period                           -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EAGLE CAP APP
Unit value at beginning of period                           -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                           -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                           -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                           -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                           -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                           -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 59

                                                    2004         2003          2002         2001         2000         1999
                                                 ----------   ----------    ----------   ----------   ----------   ----------
TOUCHSTONE MONEY MARKET - SERVICE CLASS
Unit value at beginning of period                $     9.96            -
Unit value at end of period                      $     9.92   $     9.96
Number of units outstanding at end of period        251,288      325,822

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                $    11.16   $     8.08    $     9.93            -            -            -
Unit value at end of period                      $    13.85   $    11.16    $     8.08   $     9.93
Number of units outstanding at end of period        586,207      428,861       311,194       57,286

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                $     9.97   $     7.80             -            -            -            -
Unit value at end of period                      $    10.86   $     9.97    $     7.80
Number of units outstanding at end of period         68,426       61,804             -

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                         -
Unit value at end of period                      $    10.27
Number of units outstanding at end of period          6,522

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                         -
Unit value at end of period                      $    10.16
Number of units outstanding at end of period              -

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                         -
Unit value at end of period                      $    10.50
Number of units outstanding at end of period          3,643

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                         -
Unit value at end of period                      $    10.25
Number of units outstanding at end of period          3,841

                                                       1998         1997       INCEPTION
                                                    ----------   ----------   ----------
TOUCHSTONE MONEY MARKET - SERVICE CLASS
Unit value at beginning of period                                             $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                                             $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                                             $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                                             $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                                             $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 60

                                                    2004         2003          2002         2001         2000         1999
                                                 ----------   ----------    ----------   ----------   ----------   ----------
VAN KAMPEN LIT COMSTOCK - CLASS 2
Unit value at beginning of period                $    12.24   $    10.00             -            -            -            -
Unit value at end of period                      $    14.17   $    12.24
Number of units outstanding at end of period         81,001       20,908

VAN KAMPEN LIT EMERGING GROWTH -CLASS 2
Unit value at beginning of period                $    11.92   $    10.00             -            -            -            -
Unit value at end of period                      $    12.54   $    11.92
Number of units outstanding at end of period         31,296        3,144

VAN KAMPEN UIF EMERG. MKTS DEBT - CLASS 1
Unit value at beginning of period                $    14.36   $    11.40    $    10.59            -            -            -
Unit value at end of period                      $    15.58   $    14.36    $    11.40   $    10.59
Number of units outstanding at end of period         41,845       22,824         8,771        1,019

VAN KAMPEN UIF EMERGING MKTS EQUITY - CLASS 2
Unit value at beginning of period                $    14.37            -             -            -            -            -
Unit value at end of period                      $    17.42   $    14.37
Number of units outstanding at end of period         60,000       19,728

VAN KAMPEN UIF U.S. REAL ESTATE - CLASS 1
Unit value at beginning of period                $    13.55   $    10.00             -            -            -            -
Unit value at end of period                      $    18.21   $    13.55    $    10.00
Number of units outstanding at end of period        221,712      124,386        60,601

                                                       1998         1997       INCEPTION
                                                    ----------   ----------   ----------
VAN KAMPEN LIT COMSTOCK - CLASS 2
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN LIT EMERGING GROWTH -CLASS 2
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERG. MKTS DEBT - CLASS 1
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MKTS EQUITY - CLASS 2
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF U.S. REAL ESTATE - CLASS 1
Unit value at beginning of period                            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 61

The table below shows Unit Values for certain Variable Account Options at inception, the number of units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued prior to July 16, 2001.

                                                       2004            2003            2002            2001            2000
                                                   -------------   -------------   -------------   -------------   -------------
FIDELITY VIP ASSET MANAGER- SERVICE CLASS 2
Unit value at beginning of period                              -
Unit value at end of period                        $       10.37
Number of units outstanding at end of period                   -

FIDELITY VIP BALANCED- SERVICE CLASS 2
Unit value at beginning of period                              -
Unit value at end of period                        $       10.50
Number of units outstanding at end of period              49,805

FIDELITY VIP II CONTRAFUND - INITIAL CLASS
Unit value at beginning of period                  $       13.82   $       10.90   $       12.19   $       14.08   $       15.29
Unit value at end of period                        $       15.74   $       13.82   $       10.90   $       12.19   $       14.08
Number of units outstanding at end of period           1,260,440       1,298,178       1,425,302       1,519,016       1,735,357

FIDELITY VIP DYNAMIC CAP APPRECIATION -
SERVICE CLASS 2
Unit value at beginning of period                              -
Unit value at end of period                        $       10.66
Number of units outstanding at end of period              14,692

FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
Unit value at beginning of period                  $       12.28   $        9.55   $       11.66   $       12.43   $       11.62
Unit value at end of period                        $       13.51   $       12.28   $        9.55   $       11.66   $       12.43
Number of units outstanding at end of period           1,276,954       1,346,565       1,422,524       1,532,888       1,303,950

FIDELITY VIP GROWTH - SERVICE CLASS
Unit value at beginning of period                  $        8.11   $        6.19   $        8.99   $       11.08   $       12.63
Unit value at end of period                        $        8.26   $        8.11   $        6.19   $        8.99   $       11.08
Number of units outstanding at end of period             559,111         539,704         468,305         503,508         364,255

FIDELITY VIP III GROWTH & INCOME - INITIAL
CLASS
Unit value at beginning of period                  $       12.13   $        9.93   $       12.07   $       13.41   $       14.11
Unit value at end of period                        $       12.66   $       12.13   $        9.93   $       12.07   $       13.41
Number of units outstanding at end of period             747,678         901,629         952,583       1,130,965       1,111,831

FIDELITY VIP III GROWTH OPPORTUNITIES -
INITIAL CLASS
Unit value at beginning of period                  $        8.86   $        6.91   $        8.97   $       10.62   $       12.98
Unit value at end of period                        $        9.36   $        8.86   $        6.91   $        8.97   $       10.62
Number of units outstanding at end of period             392,637         465,755         472,524         661,779         768,638

                                                       1999            1998             1997            1996         INCEPTION
                                                   -------------   -------------   -------------   -------------   -------------
FIDELITY VIP ASSET MANAGER- SERVICE CLASS 2
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP BALANCED- SERVICE CLASS 2
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP II CONTRAFUND - INITIAL CLASS
Unit value at beginning of period                  $       12.47   $        9.73                               -   $       10.00
Unit value at end of period                        $       15.29   $       12.47   $        9.73
Number of units outstanding at end of period           1,652,352         893,485         129,361

FIDELITY VIP DYNAMIC CAP APPRECIATION -
SERVICE CLASS 2
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
Unit value at beginning of period                  $       11.08   $       10.06                               -   $       10.00
Unit value at end of period                        $       11.62   $       11.08   $       10.06
Number of units outstanding at end of period           1,571,231       1,206,214         155,520

FIDELITY VIP GROWTH - SERVICE CLASS
Unit value at beginning of period                                              -               -               -   $       10.00
Unit value at end of period                        $       12.63
Number of units outstanding at end of period              54,439

FIDELITY VIP III GROWTH & INCOME - INITIAL
CLASS
Unit value at beginning of period                  $       13.10   $       10.24                               -   $       10.00
Unit value at end of period                        $       14.11   $       13.10   $       10.24
Number of units outstanding at end of period           1,291,885         859,704         119,576

FIDELITY VIP III GROWTH OPPORTUNITIES -
INITIAL CLASS
Unit value at beginning of period                  $       12.62   $       10.26                               -   $       10.00
Unit value at end of period                        $       12.98   $       12.62   $       10.26
Number of units outstanding at end of period             948,352         617,513          78,180

                                    P4I - 62

                                                       2004            2003            2002            2001            2000
                                                   -------------   -------------   -------------   -------------   -------------
FIDELITY VIP HIGH INCOME-SERVICE CLASS 2
Unit value at beginning of period                              -
Unit value at end of period                        $       10.75
Number of units outstanding at end of period             377,400

FIDELITY VIP INVESTMENT GRADE BOND -
SERVICE CLASS 2
Unit value at beginning of period                              -
Unit value at end of period                        $       10.33
Number of units outstanding at end of period              58,076

FIDELITY VIP MID CAP
Unit value at beginning of period                  $       19.77   $       14.46   $       16.27   $       17.07   $       12.96
Unit value at end of period                        $       24.33   $       19.77   $       14.46   $       16.27   $       17.07
Number of units outstanding at end of period             599,115         533,623         581,450         581,376         503,449

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                              -
Unit value at end of period                        $       11.07
Number of units outstanding at end of period               4,618

FRANKLIN INCOME SECURITIES - CLASS 1
Unit value at beginning of period                  $       12.63   $       10.00               -               -               -
Unit value at end of period                        $       14.22   $       12.63
Number of units outstanding at end of period           2,225,251       2,619,202

FRANKLIN GROWTH & INCOME SECURITIES - CLASS 1
Unit value at beginning of period                  $       11.77   $       10.00               -               -               -
Unit value at end of period                        $       12.88   $       11.77
Number of units outstanding at end of period           1,215,226       1,346,436

FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2
Unit value at beginning of period                  $       11.90   $       10.00               -               -               -
Unit value at end of period                        $       12.67   $       11.90
Number of units outstanding at end of period              32,611          15,672

FRANKLIN MUTUAL SHARES SECURITIES - CLASS 2
Unit value at beginning of period                  $       12.12   $       10.00               -               -               -
Unit value at end of period                        $       13.46   $       12.12
Number of units outstanding at end of period             155,623         147,344

                                                       1999            1998             1997            1996         INCEPTION
                                                   -------------   -------------   -------------   -------------   -------------
FIDELITY VIP HIGH INCOME-SERVICE CLASS 2
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP INVESTMENT GRADE BOND -
SERVICE CLASS 2
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MID CAP
Unit value at beginning of period                                              -               -               -
Unit value at end of period                        $       12.96                                                   $       10.00
Number of units outstanding at end of period              82,924

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN INCOME SECURITIES - CLASS 1
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN GROWTH & INCOME SECURITIES - CLASS 1
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN MUTUAL SHARES SECURITIES - CLASS 2
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 63

                                                       2004            2003            2002            2001            2000
                                                   -------------   -------------   -------------   -------------   -------------
TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                  $       12.57   $       10.00               -               -               -
Unit value at end of period                        $       14.69   $       12.57
Number of units outstanding at end of period              98,229          82,198

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                  $       12.45   $       10.00               -               -               -
Unit value at end of period                        $       14.24   $       12.45
Number of units outstanding at end of period              97,800          32,447

J.P. MORGAN BOND
Unit value at beginning of period                  $       13.38   $       13.08   $       12.19   $       11.55   $       10.60
Unit value at end of period                        $       13.77   $       13.38   $       13.08   $       12.19   $       11.55
Number of units outstanding at end of period           1,113,114       1,458,561       2,171,151       1,972,807       1,491,565

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                  $        9.01   $        6.90   $        8.56   $       10.73   $       12.93
Unit value at end of period                        $       10.53   $        9.01   $        6.90   $        8.56   $       10.73
Number of units outstanding at end of period             307,492         354,180         237,950         293,390         324,546

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                              -
Unit value at end of period                        $       11.50
Number of units outstanding at end of period              20,203

MFS CAPITAL OPPORTUNITIES - SERVICE CLASS
Unit value at beginning of period                  $        5.71   $        4.55   $        6.58   $        8.73               -
Unit value at end of period                        $        6.31   $        5.71   $        4.55   $        6.58   $        8.73
Number of units outstanding at end of period             366,428         304,705         374,754         560,187         477,460

MFS EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                  $        4.38   $        3.42   $        5.24   $        8.00
Unit value at end of period                        $        4.87   $        4.38   $        3.42   $        5.24   $        8.00
Number of units outstanding at end of period             217,863         294,322         267,341         337,119         279,091

MFS INVESTORS GROWTH - SERVICE CLASS
Unit value at beginning of period                              -
Unit value at end of period                        $       10.89
Number of units outstanding at end of period                   -

MFS MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                  $        5.89   $        4.37   $        7.83   $        9.63               -
Unit value at end of period                        $        6.64   $        5.89   $        4.37   $        7.83            9.63
Number of units outstanding at end of period             469,098         657,600         524,185         870,222         479,615

                                                       1999            1998             1997            1996         INCEPTION
                                                   -------------   -------------   -------------   -------------   -------------
TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN BOND
Unit value at beginning of period                  $       10.85   $       10.19               -               -   $       10.00
Unit value at end of period                        $       10.60   $       10.85   $       10.19
Number of units outstanding at end of period           1,890,368       1,499,874         418,029

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                  $        9.59   $        9.28                               -   $       10.00
Unit value at end of period                        $       12.93   $        9.59   $        9.28
Number of units outstanding at end of period             345,201         137,064          41,664

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS CAPITAL OPPORTUNITIES - SERVICE CLASS
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS INVESTORS GROWTH - SERVICE CLASS
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 64

                                                      2004           2003           2002           2001            2000
                                                  -------------  -------------  -------------  -------------  -------------
MFS NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                 $        7.68  $        5.83  $        8.67  $        9.27              -
Unit value at end of period                       $        8.04  $        7.68  $        5.83  $        8.67  $        9.27
Number of units outstanding at end of period            186,826        235,136        392,709        417,974        214,134

MFS TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                             -
Unit value at end of period                       $       10.93
Number of units outstanding at end of period              8,700

PUTNAM VT DISCOVERY GROWTH - CLASS 1B SHARES
Unit value at beginning of period                 $        8.10  $        6.22              -              -              -
Unit value at end of period                       $        8.59  $        8.10  $        6.22
Number of units outstanding at end of period              8,934         16,311         31,563

PUTNAM VT GEORGE PUTNAM FUND OF BOSTON -
CLASS 1B SHARES
Unit value at beginning of period                 $       11.15  $       10.00              -              -              -
Unit value at end of period                       $       11.90  $       11.15
Number of units outstanding at end of period             35,158         37,655

PUTNAM VT GROWTH & INCOME - CLASS 1B SHARES
Unit value at beginning of period                 $        9.55  $        7.60  $        9.53              -              -
Unit value at end of period                       $       10.47  $        9.55  $        7.60  $        9.53
Number of units outstanding at end of period             69,546         89,369         63,833         20,057

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B
SHARES
Unit value at beginning of period                 $        9.88  $        7.79              -              -              -
Unit value at end of period                       $       11.32  $        9.88  $        7.79
Number of units outstanding at end of period            115,827        127,864        175,238

PUTNAM VT SMALL CAP VALUE - CLASS 1B SHARES
Unit value at beginning of period                 $       12.15  $        8.23  $       10.21                             -
Unit value at end of period                       $       15.13  $       12.15  $        8.23  $       10.21
Number of units outstanding at end of period            325,902        280,486        248,600         72,568

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                 $       11.71  $       10.00              -              -              -
Unit value at end of period                       $       12.14  $       11.71
Number of units outstanding at end of period             22,932          7,883

                                                      1999           1998            1997          1996          INCEPTION
                                                  -------------  -------------  -------------  -------------   -------------
MFS NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                             -              -              -              -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

MFS TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                                                                              $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT DISCOVERY GROWTH - CLASS 1B SHARES
Unit value at beginning of period                             -              -              -              -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GEORGE PUTNAM FUND OF BOSTON -
CLASS 1B SHARES
Unit value at beginning of period                             -              -              -              -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH & INCOME - CLASS 1B SHARES
Unit value at beginning of period                             -              -              -              -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B
SHARES
Unit value at beginning of period                             -              -              -              -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT SMALL CAP VALUE - CLASS 1B SHARES
Unit value at beginning of period                             -              -              -              -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                             -              -              -              -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 65

                                                       2004            2003            2002            2001            2000
                                                   -------------   -------------   -------------   -------------   -------------
SCUDDER VIT EAFE EQUITY INDEX- CLASS A
Unit value at beginning of period                  $        8.84   $        6.72   $        8.69   $       11.70   $       14.22
Unit value at end of period                        $       10.38   $        8.84   $        6.72   $        8.69   $       11.70
Number of units outstanding at end of period           1,456,820         229,212         261,235         257,086         247,563

SCUDDER VIT EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                  $       11.51   $        9.10   $       11.88   $       13.71   $       15.32
Unit value at end of period                        $       12.56   $       11.51   $        9.10   $       11.88   $       13.71
Number of units outstanding at end of period           1,451,504       1,634,520       1,911,120       2,357,487       2,509,913


SCUDDER VIT SMALL CAP INDEX  - CLASS A
Unit value at beginning of period                  $       11.67   $        8.08   $       10.31   $       10.24   $       10.80
Unit value at end of period                        $       13.55   $       11.67   $        8.08   $       10.31   $       10.24
Number of units outstanding at end of period             389,511         461,729         425,605         491,217         528,324

TOUCHSTONE BALANCED
Unit value at beginning of period                  $       11.08   $        9.24               -               -               -
Unit value at end of period                        $       11.99   $       11.08   $        9.24
Number of units outstanding at end of period             172,707         143,674          61,716

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                  $       20.05   $       15.23               -               -               -
Unit value at end of period                        $       25.28   $       20.05   $       15.23
Number of units outstanding at end of period             185,980         203,229         236,032

TOUCHSTONE CORE BOND
Unit value at beginning of period                  $       10.70   $       10.48               -               -               -
Unit value at end of period                        $       10.90   $       10.70   $       10.48
Number of units outstanding at end of period             109,117         163,286         184,869

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                  $       11.15   $        7.67               -               -               -
Unit value at end of period                        $       12.32   $       11.15   $        7.67
Number of units outstanding at end of period              98,578          85,135          39,566

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                  $       10.64   $        8.18               -               -               -
Unit value at end of period                        $       11.04   $       10.64
Number of units outstanding at end of period           1,355,134       1,681,322

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                  $       10.82   $        8.26               -               -               -
Unit value at end of period                        $       11.76   $       10.82   $        8.26
Number of units outstanding at end of period              56,631          58,552          24,042

                                                       1999            1998            1997            1996         INCEPTION
                                                   -------------   -------------   -------------   -------------   -------------
SCUDDER VIT EAFE EQUITY INDEX- CLASS A
Unit value at beginning of period                  $       11.30   $        9.42                               -   $       10.00
Unit value at end of period                        $       14.22   $       11.30   $        9.42
Number of units outstanding at end of period             240,439         177,704          19,652

SCUDDER VIT EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                  $       12.90   $       10.16                               -   $       10.00
Unit value at end of period                        $       15.32   $       12.90   $       10.16
Number of units outstanding at end of period           2,454,241       1,563,771         224,706

SCUDDER VIT SMALL CAP INDEX  - CLASS A
Unit value at beginning of period                  $        9.11   $        9.44                               -   $       10.00
Unit value at end of period                        $       10.80   $        9.11   $        9.44
Number of units outstanding at end of period             456,819         389,699          70,238

TOUCHSTONE BALANCED
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CORE BOND
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 66

                                                       2004            2003            2002            2001            2000
                                                   -------------   -------------   -------------   -------------   -------------
TOUCHSTONE HIGH YIELD
Unit value at beginning of period                  $       11.92   $        9.75               -               -               -
Unit value at end of period                        $       12.88   $       11.92   $        9.75
Number of units outstanding at end of period             534,408       1,048,075         723,541

TOUCHSTONE EAGLE CAP APPRECIATION
Unit value at beginning of period                  $       17.19   $       13.17   $       19.21   $       27.02   $       35.32
Unit value at end of period                        $       19.48   $       17.19   $       13.17   $       19.21   $       27.02
Number of units outstanding at end of period             604,193         725,005         813,251       1,023,394       1,230,280

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                  $        9.97   $       10.00               -               -               -
Unit value at end of period                        $        9.97   $        9.97
Number of units outstanding at end of period             741,819       1,202,155

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                  $       33.35   $       24.11   $       29.62   $       26.06   $       23.76
Unit value at end of period                        $       41.43   $       33.35   $       24.11   $       29.62   $       26.06
Number of units outstanding at end of period             656,051         741,076         780,658         934,887         620,186

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                  $        9.98   $        7.80               -               -               -
Unit value at end of period                        $       10.89   $        9.98   $        7.80
Number of units outstanding at end of period             464,320         541,792           6,205

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                              -
Unit value at end of period                        $       10.27
Number of units outstanding at end of period              23,909

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                              -
Unit value at end of period                        $       10.16
Number of units outstanding at end of period                   -

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                              -
Unit value at end of period                        $       10.50
Number of units outstanding at end of period                 193

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                              -
Unit value at end of period                        $       10.25
Number of units outstanding at end of period               2,011

                                                       1999            1998            1997            1996         INCEPTION
                                                   -------------   -------------   -------------   -------------   -------------
TOUCHSTONE HIGH YIELD
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EAGLE CAP APPRECIATION
Unit value at beginning of period                  $       26.42   $       19.74   $       14.85               -   $       10.00
Unit value at end of period                        $       35.32   $       26.42   $       19.74   $       14.85
Number of units outstanding at end of period           1,214,898       1,345,118       1,295,185       1,184,119

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                  $       27.42   $       23.47   $       18.24               -   $       10.00
Unit value at end of period                        $       23.76   $       27.42   $       23.47   $       18.24
Number of units outstanding at end of period             930,696       1,385,723       1,278,296       1,119,634

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                                                                                  $       10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P4I - 67

                                                       2004            2003            2002            2001            2000
                                                   -------------   -------------   -------------   -------------   -------------
VAN KAMPEN LIT COMSTOCK- CLASS 2                                                               -               -               -
Unit value at beginning of period                  $       12.25   $       10.00
Unit value at end of period                        $       14.20   $       12.25
Number of units outstanding at end of period              62,173          32,215

VAN KAMPEN LIT EMERGING GROWTH - CLASS 2                                                       -               -               -
Unit value at beginning of period                  $       11.93   $       10.00
Unit value at end of period                        $       12.56   $       11.93
Number of units outstanding at end of period              18,299           7,394


VAN KAMPEN UIF EMERGING MARKETS DEBT
Unit value at beginning of period                  $       13.50   $       10.70   $        9.93   $        9.14   $        8.32
Unit value at end of period                        $       14.65   $       13.50   $       10.70   $        9.93   $        9.14
Number of units outstanding at end of period             147,431         199,349         201,513         150,281         192,477

VAN KAMPEN UIF EMERGING MARKETS EQUITY -
CLASS 2
Unit value at beginning of period                  $       14.39   $       10.00               -               -               -
Unit value at end of period                        $       17.46   $       14.39
Number of units outstanding at end of period              19,454          14,038

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                  $       15.92   $       11.73   $       11.99   $       11.07   $        8.68
Unit value at end of period                        $       21.42   $       15.92   $       11.73   $       11.99   $       11.07
Number of units outstanding at end of period             322,320         331,092         376,700         339,600         238,338

                                                       1999            1998            1997            1996         INCEPTION
                                                   -------------   -------------   -------------   -------------   -------------
VAN KAMPEN LIT COMSTOCK- CLASS 2
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN LIT EMERGING GROWTH - CLASS 2
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS DEBT
Unit value at beginning of period                  $        6.52   $        9.23                                   $       10.00
Unit value at end of period                        $        8.32   $        6.52   $        9.23
Number of units outstanding at end of period             310,684         607,509         653,365

VAN KAMPEN UIF EMERGING MARKETS EQUITY -
CLASS 2
Unit value at beginning of period                              -               -               -               -   $       10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                  $        8.93   $       10.15                                   $       10.00
Unit value at end of period                        $        8.68   $        8.93   $       10.15
Number of units outstanding at end of period             234,609         252,794          67,357

                                    P4I - 68

APPENDIX B

                    ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

            Contribution:                      $ 50,000.00

            GRO Account duration:              7 Years

            Guaranteed Interest Rate:          5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

     -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) /
                  (1 + .0625 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

     -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

                                    P4I - 69

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

     $8,682.19 = $57,881.25 X .15

     Free Amount = $8,682.19

The non-free amount would be:

     $11,317.81 = $20,000.00 - $8,682.19

The Market Value Adjustment, which is only applicable to the non-free amount, would be

     - $624.28 = -0.0551589 X $11,317.81

The withdrawal charge would be:

     $762.26 = [($11,317.81+ $624.28)/(1 - .06)] - ($11,317.81+ 624.28)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $21,386.54 = $20,000.00 + $624.28 + $762.26

The ending Account Value would be:

     $36,494.71 = $57,881.25 - $21,386.54

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

     .0290890 = [(1 + .05)(TO THE POWER OF 48/12) /
                (1 + .04 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

     $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

                                    P4I - 70

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

                Free Amount =  $ 8,682.19

            Non-Free Amount =  $11,317.81

     The Market Value Adjustment would be:

          $329.22 = .0290890 X $11,317.81

     The withdrawal charge would be:

          $701.40 = [($11,317.81 - $329.22)/(1 - .06)] - ($11,317.81 - $329.22)

     Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

          $20,372.18 = $20,000.00 - $329.22 + $701.40

     The ending Account Value would be:

          $37,509.07 = $57,881.25 - $20,372.18

     Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value.

THE ABOVE EXAMPLES WILL BE ADJUSTED TO COMPLY WITH APPLICABLE STATE REGULATION REQUIREMENTS FOR CONTRACTS ISSUED IN CERTAIN STATES.

                                    P4I - 71

APPENDIX C

ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLE

The following is an additional example of how the Enhanced Earnings Benefit ("EEB") will be calculated and paid.

A.   EEB in conjunction with Highest Anniversary Death Benefit

     Net Premium = $50,000
     Account Value upon presentation of proof of death = $60,000
     Highest Anniversary Value = $70,000
     Gain = $10,000 ($60,000 - $50,000)
     Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date)
     EEB Benefit = $4,000 (40% x $10,000)
     Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

                                    P4I - 72

PROSPECTUS

                                  PINNACLE III
                       FLEXIBLE PREMIUM VARIABLE ANNUITY*
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment divisions of our Separate Account II, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options are invested in shares of the Portfolios of the following mutual funds.

FIDELITY VIP FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Investment Grade Bond Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VIP TRUST
FTVIPT Franklin Growth and Income Securities Fund
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Large Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond Portfolio
J.P. Morgan International Equity Portfolio
J.P. Morgan Mid Cap Value Portfolio

MFS VARIABLE INSURANCE TRUST
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series

MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

PUTNAM VARIABLE TRUST
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
Scudder VIT EAFE Equity Index Fund**
Scudder VIT Equity 500 Index Fund
Scudder VIT Small Cap Index Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone VST Balanced Fund
Touchstone VST Baron Small Cap Fund
Touchstone VST Core Bond Fund
Touchstone VST Eagle Capital Appreciation Fund
Touchstone VST Emerging Growth Fund
Touchstone VST Enhanced Dividend 30 Fund
Touchstone VST Growth & Income Fund
Touchstone VST High Yield Fund
Touchstone VST Money Market Fund
Touchstone VST Third Avenue Value Fund
Touchstone VST Value Plus Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund
Touchstone VST Aggressive ETF Fund
Touchstone VST Enhanced ETF Fund

VAN KAMPEN LIFE INVESTMENT TRUST (LIT) AND UNIVERSAL INSTITUTIONAL FUNDS (UIF) Van Kampen LIT Comstock Portfolio
Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
Van Kampen UIF Emerging Markets Equity Portfolio
Van Kampen UIF U.S. Real Estate Portfolio

**THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005.

                                     P3I - 1

We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as Fixed Accounts. The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can't be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO account, less prior withdrawals, plus interest accrued at the Minimum Interest Rate, less administrative fees or charges. Withdrawal charges and annual administrative charges may apply and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period. You must transfer all contributions you make to the STO within one year of contribution. Transfers from the STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2005, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 8.

*NOTE: A CONTRACT ISSUED IN OREGON WILL BE A SINGLE PREMIUM VARIABLE ANNUITY RATHER THAN A FLEXIBLE PREMIUM VARIABLE ANNUITY. ALL REFERENCES TO FLEXIBLE CONTRIBUTIONS ARE SINGLE CONTRIBUTIONS FOR ANY CONTRACT ISSUED IN OREGON.

THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about Pinnacle III at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about Pinnacle III on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF OR GUARANTEED BY ANY BANK, NOR IS IT INSURED BY THE FDIC; IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

The date of this prospectus is May 1, 2005.

                                     P3I - 2

                                TABLE OF CONTENTS

                                                                            PAGE
PART 1 - SUMMARY
Your Variable Annuity Contract                                                 7
Your Benefits                                                                  7
How Your Contract is Taxed                                                     7
Your Contributions                                                             7
Your Investment Options                                                        7
Account Value, Adjusted Account Value and Surrender Value                      8
Transfers                                                                      8
Charges and Fees                                                               8
Withdrawals                                                                    8
Your Initial Right to Revoke (Free Look Period)                                8
Risk/Return Summary:  Investments and Risks                                    9
Table of Annual Fees and Expenses                                              9
Example                                                                       13

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT
Integrity Life Insurance Company                                              13
The Separate Account and the Variable Account Options                         14
Assets of Our Separate Account                                                14
Distribution of Contracts                                                     14
Changes In How We Operate                                                     14

PART 3 - YOUR INVESTMENT OPTIONS
The Portfolios                                                                15
Fixed Accounts                                                                26

PART 4 - DEDUCTIONS AND CHARGES
Separate Account Charges                                                      28
Annual Administrative Charge                                                  29
Portfolio Charges                                                             29
Reduction or Elimination of Separate Account or Administrative Charges        29
State Premium Tax Deduction                                                   29
Contingent Withdrawal Charge                                                  29
Reduction or Elimination of the Contingent Withdrawal Charge                  30
Transfer Charge                                                               30
Hardship Waiver                                                               30
Tax Reserve                                                                   30

PART 5 - TERMS OF YOUR VARIABLE ANNUITY
Contributions Under Your Contract                                             31
Your Account Value                                                            31
Units in Our Separate Account                                                 31
How We Determine Unit Value                                                   32
Transfers                                                                     32
Excessive Trading                                                             33
Specific Notice Regarding the Use of this Annuity for Market Timing           33
Withdrawals                                                                   35
Assignments                                                                   35
Death Benefits                                                                36
Annuity Benefits                                                              36
Annuities                                                                     37
Annuity Payments                                                              37
Timing of Payment                                                             37

                                     P3I - 3

Death Claims                                                                  38
How You Make Requests and Give Instructions                                   38

PART 6 - VOTING RIGHTS
Voting Rights                                                                 38
How We Determine Your Voting Shares                                           38
How Portfolio Shares Are Voted                                                39
Separate Account Voting Rights                                                39

PART 7 - TAX ASPECTS OF THE CONTRACT
Introduction                                                                  39
Your Contract is an Annuity                                                   39
Taxation of Annuities Generally                                               40
Distribution-at-Death Rules                                                   41
Spousal
Continuation                                                                  41
Diversification Standards                                                     41
Tax-Favored Retirement Programs                                               41
Inherited IRAs                                                                42
Annuities in Qualified Plans                                                  42
Federal and State Income Tax Withholding                                      42
Impact of Taxes on the Company                                                42
Transfers Among Investment Options                                            42

PART 8 - ADDITIONAL INFORMATION
Systematic Withdrawal Program                                                 43
Income Plus Withdrawal Program                                                43
Choices Plus Minimum Required Distribution Program                            44
Asset Allocation Models                                                       44
Dollar Cost Averaging                                                         45
Systematic Transfer Program                                                   45
Customized Asset Rebalancing                                                  45
Systematic Contributions                                                      46
Legal Proceedings                                                             46
Table of Contents of Statement of Additional Information                      46

APPENDIX A - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II (UNIT VALUES)      47
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                        54

DISCLAIMER

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity's variable annuity products.

                                     P3I - 4

                                    GLOSSARY

1933 ACT - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 ACT - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADDITIONAL INTEREST - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ADMINISTRATIVE OFFICE - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202-3319. You may also call us at 1-800-325-8583.

ANNUITANT - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - amount paid on the Retirement Date.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CODE - the Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

DEATH BENEFIT - benefit paid to a named beneficiary on the death of the Annuitant.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

EXCHANGE TRADED FUND - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

FREE WITHDRAWAL - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 10% of your Account Value at the time you make your first withdrawal request during a Contract Year or 10% of your Account Value at your most recent Contract Anniversary. During your first Contract Year, the Free Withdrawal amount is 15% of your initial contribution received on the Contract Date.

                                     P3I - 5

FUND OF FUNDS- A Portfolio which invests in other mutual funds.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

GUARANTEE PERIOD -- the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

GUARANTEED RATE OPTION (GRO) - a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate, less any administrative changes.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM INTEREST RATE - the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative charge.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

RETIREMENT DATE - The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant's 100th birthday. We refer to this as the "Maximum Retirement Date".

SEPARATE ACCOUNT -Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

SYSTEMATIC TRANSFER OPTION (STO) - a Fixed Account that allows you to make contributions to the STO which must be transferred from the STO into other Investment Options within twelve months. The STO provides a guaranteed fixed interest rate that is effective for the STO period. More information about this program is located in Part 8 of this prospectus.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

                                     P3I - 6

PART I

PART I - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our," "us," and "the Company" mean Integrity Life Insurance Company (Integrity). The terms "you" and "your" mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying a Pinnacle III Variable Annuity, if you complete an Application/Customer Profile form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an Annuity Benefit and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual tax rules for annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 7, "Tax Aspects of the Contract - Taxation of Annuities Generally."

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000 ( some states may require a higher initial contribution). Additional contributions can be as little as $100. See "Contributions Under Your Contract" in Part 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in a combination of the variable and fixed Investment Options. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. The Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented

                                     P3I - 7

Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND SURRENDER VALUE

Your Account Value consists of the values of your Investment Options added together. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, "Your Investment Options." Your Surrender Value is equal to your Adjusted Account Value, minus any contingent withdrawal charge and minus the pro rata portion of the annual administrative charges. See "Charges and Fees" below. If the Account Value goes below $1,000 and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you advance and you will be given at least 60 days in which to make additional contributions.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these in
Part 5 under "Transfers." Any transfer must be at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the Systematic Transfer Option. All of these programs are discussed in Part 8. If you make more than twelve transfers between your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first twelve. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.35% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this. For more information, see Part 4, "Deductions and Charges."

Investment management fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Management fees can't be increased without the consent of shareholders. See "Table of Annual Fees and Expenses" below and "Your Investment Options" in Part 3.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 10% of your Account Value each Contract Year without paying withdrawal charges. After the first 10% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract. See Part 4, "Contingent Withdrawal Charge" and Part 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE (FREE LOOK PERIOD)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your contract value (contributions net of any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment

                                     P3I - 8
experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we'll return all of your contributions without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, "Deductions and Charges" for more detailed information.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Pinnacle III Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium tax may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

    Sales Load on Purchases                                                     $           0
    Deferred Sales Load (as a percentage of contributions) (1)                     8% Maximum
    Transfer Charge (assessed after 12 transfers in any Contract Year) (2)      $          20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

    Annual Administrative Charge(3)                                                    $   30

----------
(1) Surrender charges decrease based on the age of your contribution. See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4 for more detail.
(2) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" in Part 4 for more detail.
(3) This charge will be waived if the Account Value is at least $50,000 on the last day of any Contract Year.

                                     P3I - 9

Separate Account Annual Expenses
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

    Mortality and Expense Risk Charge                                 1.20%
    Administrative Expenses                                             15%
                                                                     -----
    Total Separate Account Annual Expenses                            1.35%
                                                                     =====

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each of the Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolio's assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.54%         Maximum: 2.06%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                                      TOTAL
                                                                       MANAGEMENT        12b-1        OTHER           ANNUAL
PORTFOLIO                                                                 FEES            FEE        EXPENSES        EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Serv. Class 2(1)                             0.53%           0.25%         0.14%          0.92%
Fidelity VIP Balanced: Serv. Class 2                                     0.42%           0.25%         0.15%          0.82%
Fidelity VIP Contrafund: Initial Class(1)                                0.57%           0.00%         0.11%          0.68%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(1)              0.58%           0.25%         0.38%          1.21%
Fidelity VIP Equity-Income: Initial Class(1)                             0.47%           0.00%         0.11%          0.58%
Fidelity VIP Growth: Service Class(1)                                    0.58%           0.10%         0.10%          0.78%
Fidelity VIP Growth & Income: Initial Class                              0.47%           0.00%         0.13%          0.60%
Fidelity VIP Growth Opportunities: Initial Class(1)                      0.58%           0.00%         0.14%          0.72%
Fidelity VIP High Income: Serv. Class 2                                  0.58%           0.25%         0.14%          0.97%
Fidelity VIP Investment Grade Bond: Serv. Class 2                        0.43%           0.25%         0.13%          0.81%
Fidelity VIP Mid Cap: Serv. Class(1)                                     0.57%           0.10%         0.14%          0.81%
Fidelity VIP Overseas: Serv. Class 2(1)                                  0.72%           0.25%         0.19%          1.16%
Franklin Growth and Income Securities: Class 1                           0.49%           0.00%         0.02%          0.51%
Franklin Income Securities: Class 1                                      0.47%           0.00%         0.02%          0.49%
Franklin Large Cap Growth Securities: Class 2                            0.75%           0.25%         0.04%          1.04%
Mutual Shares Securities: Class 2                                        0.60%           0.25%         0.15%          1.00%
Templeton Foreign Securities: Class 2(2)                                 0.68%           0.25%         0.19%          1.12%
Templeton Growth Securities: Class 2                                     0.79%           0.25%         0.07%          1.11%
J.P. Morgan Series Trust II Bond(3),(4)                                  0.30%           0.00%         0.45%          0.75%
J.P. Morgan Series Trust II International Equity(4)                      0.60%           0.00%         0.60%          1.20%
J.P. Morgan Series Trust II Mid Cap Value(5)                             0.70%           0.00%         0.55%          1.25%
MFS VIT Capital Opportunities: Service Class(6)                          0.75%           0.25%         0.13%          1.13%
MFS VIT Emerging Growth: Service Class(7)                                0.75%           0.25%         0.12%          1.12%
MFS VIT Investors Growth Stock: Service Class                            0.75%           0.25%         0.11%          1.11%
MFS VIT Mid Cap Growth: Service Class                                    0.75%           0.25%         0.12%          1.12%
MFS VIT New Discovery: Service Class(7)                                  0.90%           0.25%         0.11%          1.26%
MFS VIT Total Return: Service Class(7)                                   0.75%           0.25%         0.08%          1.08%
Putnam VT Discovery Growth: Class IB(8)                                  0.70%           0.25%         0.38%          1.33%
Putnam VT The George Putnam Fund of Boston: Class IB                     0.62%           0.25%         0.11%          0.98%
Putnam VT Growth and Income Fund: Class IB                               0.48%           0.25%         0.06%          0.79%
Putnam VT International Equity Fund: Class IB                            0.75%           0.25%         0.19%          1.19%

                                    P3I - 10

                                                                                                                      TOTAL
                                                                       MANAGEMENT        12b-1        OTHER           ANNUAL
PORTFOLIO                                                                 FEES            FEE        EXPENSES        EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund: Class IB                                 0.77%           0.25%         0.10%          1.12%
Putnam VT Voyager Fund: Class IB                                         0.56%           0.25%         0.08%          0.89%
Scudder VIT EAFE Equity Index: Class A(9)                                0.45%           0.00%         0.37%          0.82%
Scudder VIT Equity 500 Index: Class A                                    0.20%           0.00%         0.09%          0.29%
Scudder VIT Small Cap Index: Class A(9)                                  0.35%           0.00%         0.13%          0.48%
Touchstone Aggressive ETF Fund(10)                                       0.39%           0.00%         0.71%          1.10%
Touchstone Balanced Fund(11)                                             0.80%           0.00%         0.50%          1.30%
Touchstone Baron Small Cap Fund(11)                                      1.05%           0.00%         0.70%          1.75%
Touchstone Conservative ETF Fund(10)                                     0.40%           0.00%         1.14%          1.54%
Touchstone Core Bond Fund(11)                                            0.55%           0.00%         0.43%          0.98%
Touchstone Eagle Capital Appreciation Fund(11)                           0.75%           0.00%         0.53%          1.28%
Touchstone Emerging Growth Fund(11)                                      0.80%           0.00%         0.45%          1.25%
Touchstone Enhanced Dividend 30 Fund(11)                                 0.65%           0.00%         0.45%          1.10%
Touchstone Enhanced ETF Fund(10)                                         0.40%           0.00%         0.86%          1.26%
Touchstone Growth & Income Fund(11)                                      0.80%           0.00%         0.46%          1.26%
Touchstone High Yield Fund(11)                                           0.50%           0.00%         0.45%          0.95%
Touchstone Moderate ETF Fund(10)                                         0.39%           0.00%         0.80%          1.19%
Touchstone Money Market Fund, Initial Class(11)                          0.18%           0.00%         0.37%          0.55%
Touchstone Third Avenue Value Fund(11)                                   0.80%           0.00%         0.41%          1.21%
Touchstone Value Plus Fund(11)                                           0.75%           0.00%         0.64%          1.39%
Van Kampen LIT Comstock: Class II                                        0.59%           0.25%         0.06%          0.90%
Van Kampen LIT Emerging Growth: Class II                                 0.70%           0.25%         0.07%          1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12),(13)                 1.25%           0.35%         0.46%          2.06%
Van Kampen UIF Emerging Markets Debt: Class 1(13)                        0.75%           0.00%         0.35%          1.10%
Van Kampen UIF U.S. Real Estate: Class 1(13)                             0.76%           0.00%         0.26%          1.02%

(1) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund's expenses, and through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

                                                                         NET TOTAL EXPENSES AFTER
      FIDELITY PORTFOLIO                                               ARRANGEMENTS DESCRIBED ABOVE
      ---------------------------------------------------------------------------------------------
      Fidelity VIP Asset Manager: Serv. Class 2                                    0.91%
      Fidelity VIP Contrafund: Initial Class                                       0.66%
      Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2                     1.02%
      Fidelity VIP Equity-Income: Initial Class                                    0.57%
      Fidelity VIP Growth: Service Class                                           0.75%
      Fidelity VIP Growth Opportunities: Initial Class                             0.70%
      Fidelity VIP Mid Cap: Serv. Class                                            0.78%
      Fidelity VIP Overseas: Serv. Class 2                                         1.12%

(2) The manager has contractually agreed to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a proprietary money fund. The reduction is required by the Portfolio's Board of Directors and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.07%.
(3) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(4) Reflects a written agreement pursuant to which the Portfolios' Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary

                                    P3I - 11
expenses) exceed 0.75% (Bond Portfolio, which has a gross total annual operating expense of 0.75% as of December 31, 2004) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2006. In addition, the Portfolios' service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.
(5) Reflects a written agreement pursuant to which the Portfolio's Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 1.25% of its daily net assets through April 30, 2006. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The net total expense ratio of this Portfolio is 1.00%.
(6) The manager has contractually agreed until at least April 30, 2006 to bear the Portfolio's expenses such that "Other Expenses" do not exceed 0.15% annually.
(7) The net total expense ratios of these Portfolios are as follows: 1.11% for Emerging Growth Series, 1.25% for New Discovery Series, and 1.07% for Total Return Series due to an expense offset arrangement that reduces the Portfolios' custodian fee based on the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent.
(8) The advisor has contractually agreed until at least December 31, 2005 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.19% for the Discovery Growth Portfolio.
(9) The advisor has contractually agreed until April 30, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 0.65% for the EAFE Equity Index Portfolio and 0.45% for the Small Cap Index Portfolio.
(10) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio's direct fees and expenses. Those additional expenses will be approximately 0.19% for the Conservative and Moderate Funds, 0.20% for the Aggressive Fund and 0.27% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below. Because these Portfolios began operations in July, 2004, their "Other Expenses" are estimated.
(11) The advisor has contractually agreed until at least December 31, 2005 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

                                               ETF FUND EXPENSES           ETF FUND           NET TOTAL
                                                DERIVED FROM THE        PORTFOLIO LEVEL     EXPENSES AFTER
                                               UNDERLYING EXCHANGE         NET TOTAL         ARRANGEMENTS
TOUCHSTONE PORTFOLIO                              TRADED FUNDS             EXPENSES         DESCRIBED ABOVE
-----------------------------------------------------------------------------------------------------------
Balanced Portfolio                                                                               0.90%
Baron Small Cap Portfolio                                                                        1.65%
Core Bond Portfolio                                                                              0.75%
Eagle Capital Appreciation Portfolio                                                             1.05%
Emerging Growth Portfolio                                                                        1.15%
Enhanced Dividend 30 Portfolio                                                                   0.75%
Growth & Income Portfolio                                                                        0.85%
High Yield Portfolio                                                                             0.80%
Money Market Portfolio                                                                           0.54%
Third Avenue Value Portfolio                                                                     1.05%
Value Plus Portfolio                                                                             1.15%
Conservative ETF Portfolio                            0.19%                  0.50%               0.69%
Moderate ETF Portfolio                                0.19%                  0.50%               0.69%
Aggressive ETF Portfolio                              0.20%                  0.50%               0.70%
Enhanced ETF Portfolio                                0.27%                  0.50%               0.77%

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a

                                    P3I - 12
portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the net expenses are as follows:

                                                   OPERATING
                                                    EXPENSE       MANAGEMENT                        NET TOTAL
PORTFOLIO                                          LIMITATION       FEES         12b-1 FEE          EXPENSES
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity: Class II     1.70%          1.19%          0.05%              1.70%

(13) Expense information has been restated to reflect current fees in effect as of November 1, 2004.

NOTE: We have entered into agreements with the investment advisers or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisers pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment adviser, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
----------------------------------------------------------------------------------------------------
$ 1,155.57                      $ 1,681.24                   $ 2,226.74                   $ 3,780.78

If you annuitize at the end of the applicable period:

1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
----------------------------------------------------------------------------------------------------
$ 355.57                        $ 1,081.24                   $ 1,826.74                   $ 3,780.78

If you do not surrender the contract:

1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
----------------------------------------------------------------------------------------------------
$ 355.57                        $ 1,081.24                   $ 1,826.74                   $ 3,780.78

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities which may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

                                    P3I - 13

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1992, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available are listed in Part 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Variable Account Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. Their principal business address is 400 Broadway Street, Cincinnati, Ohio, 45202. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the financial professionals associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;
-   register or end the registration of the Separate Account under the 1940 Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);

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-   restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Each of the Portfolios' investment advisers compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. We do not provide preferential treatment or access to distribution for investment advisers or the Portfolios they manage based on the differing levels of compensation paid to us. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser, Fidelity Management & Research Company
(FMR), is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO

VIP Asset Manager(SM) Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and senior stocks. With respect to stock and other equity securities, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

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FIDELITY VIP DYNAMIC CAPITAL APPRECIATION

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, sometimes referred to as "junk bonds" because they are issued by companies in troubled or uncertain financial condition.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

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FIDELITY VIP MID CAP PORTFOLIO

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid Cap Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Franklin Templeton Variable Insurance Products Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FTVIPT FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests primarily to predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FTVIPT FRANKLIN INCOME SECURITIES PORTFOLIO

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities, including corporate, foreign and U.S. Treasury bonds and stocks.

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, primarily to predominantly equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FTVIPT MUTUAL SHARES SECURITIES PORTFOLIO

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.

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FTVIPT TEMPLETON FOREIGN SECURITIES PORTFOLIO

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

FTVIPT TEMPLETON GROWTH SECURITIES PORTFOLIO

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the 1940 Act.

MFS VARIABLE INSURANCE TRUST FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

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MFS VIT CAPITAL OPPORTUNITIES PORTFOLIO

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT EMERGING GROWTH PORTFOLIO

MFS VIT Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT INVESTORS GROWTH STOCK PORTFOLIO

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT MID CAP GROWTH PORTFOLIO

MFS VIT Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS VIT NEW DISCOVERY PORTFOLIO

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS VIT TOTAL RETURN PORTFOLIO

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a

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combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM VARIABLE TRUST FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

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SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Scudder Investments VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER INVESTMENTS VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (THIS PORTFOLIO WILL BE CLOSED BY SCUDDER AND WILL NOT BE AVAILABLE AFTER JULY 22, 2005.)

The VIT EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The VIT Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The VIT Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors LLC is the sub-adviser for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the VST Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company, LLC are the sub-advisers for the VST Emerging Growth Fund. Todd Investment Advisors, Inc. is the sub-adviser for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive, VST Conservative, VST Enhanced and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-adviser for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-adviser for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with Integrity Life Insurance Company.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

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TOUCHSTONE VST BALANCED FUND

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seek companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE VST BARON SMALL CAP FUND

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE VST CORE BOND FUND

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION FUND

The Touchstone VST Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

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TOUCHSTONE VST EMERGING GROWTH FUND

Touchstone VST Emerging Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily in common stocks of mid cap emerging growth companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE VST ENHANCED DIVIDEND 30 FUND

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

TOUCHSTONE VST GROWTH & INCOME FUND

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE VST HIGH YIELD FUND

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE VST MONEY MARKET FUND

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE VST THIRD AVENUE VALUE FUND

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

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TOUCHSTONE VST VALUE PLUS FUND

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

TOUCHSTONE VST ETF FUNDS

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone's VST ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. They seek to achieve their investment objectives by investing their assets in at least five, and generally no more than nine, exchange-traded funds. Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds' assets invested in stocks or bonds at any given time may be different than that VST ETF Fund's planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-adviser will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund's assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

TOUCHSTONE VST CONSERVATIVE ETF FUND

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

                                    P3I - 24

TOUCHSTONE VST MODERATE ETF FUND

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST AGGRESSIVE ETF FUND

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

TOUCHSTONE VST ENHANCED ETF FUND

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN LIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

                                    P3I - 25
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VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The Adviser's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE 1933 ACT OR THE 1940 ACT. THUS, NEITHER THESE FIXED ACCOUNTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE FIXED ACCOUNT VALUES AND DEATH BENEFITS AND ANNUITY BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

                                    P3I - 26

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put contributions in a GRO, that locks in a Guaranteed Interest Rate that we declare for the duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis. Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes. For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew, a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for Free Withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a Death Benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value.

                                    P3I - 27

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

    MVA = GRO Value x [(1 + A)(TO THE POWER OF N/12) /
          (1 + B + .0025)(TO THE POWER OF N/12) - 1], where

    A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

    B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

    N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You MUST transfer all STO contributions into other Investment Options within twelve months of your STO contribution. Transfers will be made automatically in approximately equal quarterly or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's annual effective interest rate will never be less than the Minimum Interest Rate. See "Systematic Transfer Program" in Part 8 for details on this program. THIS OPTION MAY NOT BE AVAILABLE IN SOME STATES.

PART 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an annual effective rate of 1.35% of your Account Value in the Variable Account Options. We can't increase this daily expense rate without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can't

                                    P3I - 28
be increased.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30. This charge is waived if the Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's death, annuitization or contract termination during a Contract Year.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on fund expenses and related items.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. This amount is a percentage of your contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount aren't considered subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, plus or minus any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested, less any applicable tax withholding.

You may take your Free Withdrawal (less any earlier withdrawal in the same year) each Contract Year without any contingent withdrawal charge or Market Value Adjustment. If you don't take any Free Withdrawals in one Contract Year, you can't add it to the next year's Free Withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.

                                    P3I - 29

                                                     CHARGE AS A PERCENTAGE OF THE
NUMBER OF FULL YEARS FROM DATE OF CONTRIBUTION       CONTRIBUTION WITHDRAWN
----------------------------------------------       ----------------------
                     0                                          8%
                     1                                          7
                     2                                          6
                     3                                          5
                     4                                          4
                     5                                          3
                     6                                          2
                     7+                                         0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits" in Part 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor will such transfers count toward the twelve free transfers you can make during a Contract Year.

HARDSHIP WAIVER

We can waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

                                    P3I - 30
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PART 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to nine years before your Retirement Date. Your first contribution, however, can't be less than $1,000 (some states may require a higher initial contribution).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept allocation changes by telephone transaction. See "Transfers" in Part 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Options isn't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part 3. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as

                                    P3I - 31
well as their expenses. The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value to that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies and to pay the annual administrative charge.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

    - First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

    - Next, we add any dividends or capital gains distributions by the Portfolio on that day.

    - Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

    - Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

    - Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an effective annual rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Part 8.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer

                                    P3I - 32
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service subject to your use of the required personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

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1.  PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

    - a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

    - a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.  NOTIFICATION.   We will notify you if your requested transfer is not made.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

    - If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

    - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

    - All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

    - Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

    - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. We regularly review internally generated reports that are intended to help us detect possible improper trading. If it is determined, in our sole discretion, that a contract owner is attempting to

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engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisers regarding improper trading. If we are notified by a Portfolio's investment adviser that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment adviser asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment adviser's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish subject to the 10% Free Withdrawal and contingent withdrawal charges. Each withdrawal must be at least $300. The Account Value will be taken from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than your Free Withdrawals. The charge starts at 8% and decreases depending on the age of your contributions and is a percentage of contributions, not Account Value. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

You may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges. After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in Part 7. Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party's instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Part 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

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DEATH BENEFITS

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the Owner's death. We'll pay a Death Benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th Contract Anniversary, if later), the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th Contract Anniversary, if later) and before annuity payments have started, the Death Benefit is the highest of:

    (a) your highest Account Value on any Contract Anniversary (before Annuitant's age 81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);
    (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or
    (c) your current Account Value at the end of the Business Day we receive proof of death.

The reductions in Death Benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We'll also adjust the Death Benefit for any applicable charges.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant's Beneficiary in the contract. You also select an Owner's Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. If an Annuitant's Beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 7, "Tax Aspects of the Contract".

A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

ANNUITY BENEFITS

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 100th birthday (the "Maximum Retirement Date") by writing to the Administrative Office any time before the Maximum Retirement Date. Contract terms applicable to various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be

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the amount applied if the Annuity Benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General
Account:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed.

A PERIOD CERTAIN ANNUITY provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments for the life of the Annuitant, or until the annuitant and joint annuitant both die under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those current rates will apply instead of the contract rates.

If the age or gender of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

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(1) the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a separate account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

DEATH CLAIMS

A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit may be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - VOTING RIGHTS

VOTING RIGHTS

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The

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record date for this purpose can't be more than 60 days before the shareholders'
meeting.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

PART 7 -TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

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TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1) on or after the date on which the taxpayer attains age 59 1/2;
(2) as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4) a result of the taxpayer becoming disabled within the meaning of Code
    Section 72(m)(7);
(5) from certain qualified plans (note, however, other penalties may apply);
(6) under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8) under an immediate annuity as defined in Code Section 72(u)(4);
(9) for the purchase of a first home (distribution up to $10,000);
(10)for certain higher education expenses; or
(11)to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9),
(10) and (11) apply to IRAs only.

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Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the spouse listed as the owner's sole beneficiary. If the surviving spouse is also the Annuitant's sole beneficiary, we will increase the continued contract's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may make any changes to the contract allowed under the contract. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second Death Benefit may be paid to the surviving spouse's beneficiary. The annuity contract may be extended by the surviving spouse's beneficiary, meaning the distribution will be paid over the period certain life expectancy of the surviving spouse's beneficiary, subject to the restrictions of the Internal Revenue Code. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity contracts that are being continued with us, but were not purchased from us initially, will be treated as new contracts. This means that all surrender charges will be applicable. Any withdrawals in excess of the Free Withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the

                                    P3I - 41
rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced Death Benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

                                    P3I - 42

PART 8 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual Free Withdrawal amount be withdrawn under the Systematic Withdrawal Program, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Part 7, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Part 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-   the date you reach age 59 1/2; or
-   five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.

                                    P3I - 43

If you haven't used up your Free Withdrawals in any given Contract Year, amounts you withdraw under the Income Plus Withdrawal Program may be within the Free Withdrawal amount. If they are, no contingent withdrawal charge will be taken and no Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4.

AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

CHOICES PLUS MINIMUM REQUIRED DISTRIBUTION PROGRAM

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2.
Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70 1/2. You won't have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See "Taxation of Annuities Generally" in Part 7.

You can choose the Choices Plus Program any time if you're age 70 1/2 or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance. Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to contingent withdrawal charges or Market Value Adjustments.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit.

ASSET ALLOCATION MODELS

We have retained FundQuest, an independent third party investment adviser and investment management firm, to develop our asset allocation program called PortfolioNavigators. PortfolioNavigators offers seven models made up of combinations of the contract's available Variable Account Options. FundQuest selects the Variable Account Options for each of the models in accordance with seven risk/return profiles it has developed. The seven models range from a relatively low risk/return profile (Capital Preservation) to a higher risk/return profile (Diversified Equity). You will find more information about PortfolioNavigators and the models in the Statement of Additional Information.

Your financial professional can help you determine the model that best fits your risk tolerance, investment horizon and objectives. If you choose to use a model, you must use it for all your variable account value. We do not charge a fee for using an asset allocation model. You may choose a model, discontinue using a model, or change from one model to another at any time by notifying us. You may not use more than one model at a time.

If you choose to participate in PortfolioNavigators, we do not recommend using the Customized Asset Rebalancing feature described below. FundQuest will continually monitor the seven portfolios and make periodic suggestions to you concerning the model you selected. These suggestions may range from rebalancing to the percentages you established originally to reallocating to a different combination of Variable Account Options that they believe best achieves the goals of the model going forward. In order to remain in PortfolioNavigators at the time of a model change, you will have to contact us to request the model change. If we do not hear from you that you want to remain in PortfolioNavigators and rebalance or reallocate your Account Value, your existing allocation will remain in place and you will be out of the PortfolioNavigators program.

                                    P3I - 44

DOLLAR COST AVERAGING

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses in declining markets.

We offer a Dollar Cost Averaging Program under which we transfer contributions allocated to the Money Market Option on a monthly, quarterly, semi-annual or annual basis to one or more other Investment Options. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over a twelve-month period. If you don't have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

CUSTOMIZED ASSET REBALANCING

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.

                                    P3I - 45

Fixed Accounts aren't included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 -  Integrity and Custodian
Part 2 -  Distribution of the Contracts
Part 3 -  Asset Allocation Program
Part 4 -  Performance Information
Part 5 -  Determination of Accumulation Unit Values
Part 6 -  Tax Favored Retirement Programs
Part 7 -  Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
P.O. Box 740075
Louisville, KY  40201-7475
ATTN: Request for SAI of Pinnacle

                                    P3I - 46

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                                                      2004              2003             2002             2001             2000
                                                 --------------   --------------   --------------   --------------   --------------
FIDELITY VIP ASSET MANAGER- SERVICE
CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                      $        10.37
Number of units outstanding at end of period                  -

FIDELITY VIP BALANCED- SERVICE CLASS 2
Unit value at beginning of period
Unit value at end of period                      $        10.50
Number of units outstanding at end of period             49,805

FIDELITY VIP II CONTRAFUND - INITIAL CLASS
Unit value at beginning of period                $        13.82   $        10.90   $        12.19   $        14.08   $        15.29
Unit value at end of period                      $        15.74   $        13.82   $        10.90   $        12.19   $        14.08
Number of units outstanding at end of period          1,260,440        1,298,178        1,425,302        1,519,016        1,735,357

FIDELITY VIP DYNAMIC CAP APPRECIATION -
SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                      $        10.66
Number of units outstanding at end of period             14,692

FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
Unit value at beginning of period                $        12.28   $         9.55   $        11.66   $        12.43   $        11.62
Unit value at end of period                      $        13.51   $        12.28   $         9.55   $        11.66   $        12.43
Number of units outstanding at end of period          1,276,954        1,346,565        1,422,524        1,532,888        1,303,950

FIDELITY VIP GROWTH - SERVICE CLASS
Unit value at beginning of period                $         8.11   $         6.19   $         8.99   $        11.08   $        12.63
Unit value at end of period                      $         8.26   $         8.11   $         6.19   $         8.99   $        11.08
Number of units outstanding at end of period            559,111          539,704          468,305          503.508          364,255

FIDELITY VIP III GROWTH & INCOME - INITIAL
CLASS
Unit value at beginning of period                $        12.13   $         9.93   $        12.07   $        13.41   $        14.11
Unit value at end of period                      $        12.66   $        12.13   $         9.93   $        12.07   $        13.41
Number of units outstanding at end of period            747,678          901,629          952,583        1,130,965        1,111,831

                                                      1999             1998             1997              1996         INCEPTION
                                                 --------------   --------------   --------------   --------------   --------------
FIDELITY VIP ASSET MANAGER- SERVICE
CLASS 2                                                                                                              $        10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP BALANCED- SERVICE CLASS 2
Unit value at beginning of period                                                                                    $        10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP II CONTRAFUND - INITIAL CLASS
Unit value at beginning of period                $        12.47   $         9.73                                 -   $        10.00
Unit value at end of period                      $        15.29   $        12.47   $         9.73
Number of units outstanding at end of period          1,652,352          893,485          129,361

FIDELITY VIP DYNAMIC CAP APPRECIATION -
SERVICE CLASS 2                                                                                                      $        10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
Unit value at beginning of period                $        11.08   $        10.06                                 -   $        10.00
Unit value at end of period                      $        11.62   $        11.08   $        10.06
Number of units outstanding at end of period          1,571,231        1,206,214          155,520

FIDELITY VIP GROWTH - SERVICE CLASS
Unit value at beginning of period                                              -                -                -   $        10.00
Unit value at end of period                      $        12.63
Number of units outstanding at end of period             54,439

FIDELITY VIP III GROWTH & INCOME - INITIAL
CLASS
Unit value at beginning of period                $        13.10   $        10.24                                 -   $        10.00
Unit value at end of period                      $        14.11   $        13.10   $        10.24
Number of units outstanding at end of period          1,291,885          859,704          119,576

                                    P3I - 47

                                                      2004              2003             2002             2001             2000
                                                 --------------   --------------   --------------   --------------   --------------
FIDELITY VIP III GROWTH OPPORTUNITIES -
INITIAL CLASS
Unit value at beginning of period                $         8.86   $         6.91   $         8.97   $        10.62   $        12.98
Unit value at end of period                      $         9.36   $         8.86   $         6.91   $         8.97   $        10.62
Number of units outstanding at end of period            392,637          465,755          472,524          661,779          768,638

FIDELITY VIP HIGH INCOME-SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                      $        10.75
Number of units outstanding at end of period            377,400

FIDELITY VIP INVESTMENT GRADE BOND -
SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                      $        10.33
Number of units outstanding at end of period             58,076

FIDELITY VIP MID CAP
Unit value at beginning of period                $        19.77   $        14.46   $        16.27   $        17.07   $        12.96
Unit value at end of period                      $        24.33   $        19.77   $        14.46   $        16.27   $        17.07
Number of units outstanding at end of period            599,115          533,623          581,450          581,376          503,449

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period                             -
Unit value at end of period                      $        11.07
Number of units outstanding at end of period              4,618

FRANKLIN INCOME SECURITIES - CLASS 1
Unit value at beginning of period                $        12.63   $        10.00                -                -                -
Unit value at end of period                      $        14.22   $        12.63
Number of units outstanding at end of period          2,225,251        2,619,202

FRANKLIN GROWTH & INCOME SECURITIES -
CLASS 1
Unit value at beginning of period                $        11.77   $        10.00                -                -                -
Unit value at end of period                      $        12.88   $        11.77
Number of units outstanding at end of period          1,215,226        1,346,436

FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2
Unit value at beginning of period                $        11.90   $        10.00                -                -                -
Unit value at end of period                      $        12.67   $        11.90
Number of units outstanding at end of period             32,611           15,672

FRANKLIN MUTUAL SHARES SECURITIES - CLASS 2
Unit value at beginning of period                $        12.12   $        10.00                -                -                -
Unit value at end of period                      $        13.46   $        12.12
Number of units outstanding at end of period            155,623          147,344

                                                      1999             1998             1997              1996         INCEPTION
                                                 --------------   --------------   --------------   --------------   --------------
FIDELITY VIP III GROWTH OPPORTUNITIES -
INITIAL CLASS                                                                                                    -
Unit value at beginning of period                $        12.62   $        10.26                                     $        10.00
Unit value at end of period                      $        12.98   $        12.62   $        10.26
Number of units outstanding at end of period            948,352          617,513           78,180

FIDELITY VIP HIGH INCOME-SERVICE CLASS 2
Unit value at beginning of period
Unit value at end of period                                                                                          $        10.00
Number of units outstanding at end of period

FIDELITY VIP INVESTMENT GRADE BOND -
SERVICE CLASS 2                                                                                                      $        10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MID CAP
Unit value at beginning of period                                              -                -                -
Unit value at end of period                      $        12.96
Number of units outstanding at end of period             82,924                                                      $        10.00

FIDELITY VIP OVERSEAS - SERVICE CLASS 2
Unit value at beginning of period
Unit value at end of period                                                                                          $        10.00
Number of units outstanding at end of period

FRANKLIN INCOME SECURITIES - CLASS 1
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN GROWTH & INCOME SECURITIES -
CLASS 1
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN LARGE CAP GROWTH SECURITIES -
CLASS 2
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN MUTUAL SHARES SECURITIES - CLASS 2
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P3I - 48

                                                      2004             2003             2002             2001             2000
                                                 --------------   --------------   --------------   --------------   --------------
TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                $        12.57   $        10.00                -                -                -
Unit value at end of period                      $        14.69   $        12.57
Number of units outstanding at end of period             98,229           82,198

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                $        12.45   $        10.00                -                -                -
Unit value at end of period                      $        14.24   $        12.45
Number of units outstanding at end of period             97,800           32,447

J.P. MORGAN BOND
Unit value at beginning of period                $        13.38   $        13.08   $        12.19   $        11.55   $        10.60
Unit value at end of period                      $        13.77   $        13.38   $        13.08   $        12.19   $        11.55
Number of units outstanding at end of period          1,113,114        1,458,561        2,171,151        1,972,807        1,491,565

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                $         9.01   $         6.90   $         8.56   $        10.73   $        12.93
Unit value at end of period                      $        10.53   $         9.01   $         6.90   $         8.56   $        10.73
Number of units outstanding at end of period            307,492          354,180          237,950          293,390          324,546

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                             -
Unit value at end of period                      $        11.50
Number of units outstanding at end of period             20,203

MFS CAPITAL OPPORTUNITIES - SERVICE CLASS
Unit value at beginning of period                $         5.71   $         4.55   $         6.58   $         8.73                -
Unit value at end of period                      $         6.31   $         5.71   $         4.55   $         6.58   $         8.73
Number of units outstanding at end of period            366,428          304,705          374,754          560,187          477,460

MFS EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                $         4.38   $         3.42   $         5.24   $         8.00
Unit value at end of period                      $         4.87   $         4.38   $         3.42   $         5.24   $         8.00
Number of units outstanding at end of period            217,863          294,322          267,341          337,119          279,091

MFS INVESTORS GROWTH - SERVICE CLASS
Unit value at beginning of period                             -
Unit value at end of period                      $        10.89
Number of units outstanding at end of period                  -

MFS MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                $         5.89   $         4.37   $         7.83   $         9.63                -
Unit value at end of period                      $         6.64   $         5.89   $         4.37   $         7.83             9.63
Number of units outstanding at end of period            469,098          657,600          524,185          870,222          479,615

                                                      1999             1998             1997              1996          INCEPTION
                                                 --------------   --------------   --------------   --------------   --------------
TEMPLETON FOREIGN SECURITIES - CLASS 2
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON GROWTH SECURITIES - CLASS 2
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN BOND
Unit value at beginning of period                $        10.85   $        10.19                -                -   $        10.00
Unit value at end of period                      $        10.60   $        10.85   $        10.19
Number of units outstanding at end of period          1,890,368        1,499,874          418,029

J.P. MORGAN INTERNATIONAL EQUITY
Unit value at beginning of period                $         9.59   $         9.28                                 -   $        10.00
Unit value at end of period                      $        12.93   $         9.59   $         9.28
Number of units outstanding at end of period            345,201          137,064           41,664

J.P. MORGAN MID CAP VALUE
Unit value at beginning of period                                                                                    $        10.00
Unit value at end of period
Number of units outstanding at end of period

MFS CAPITAL OPPORTUNITIES - SERVICE CLASS
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

MFS EMERGING GROWTH - SERVICE CLASS
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

MFS INVESTORS GROWTH - SERVICE CLASS
Unit value at beginning of period                                                                                    $        10.00
Unit value at end of period
Number of units outstanding at end of period

MFS MID CAP GROWTH - SERVICE CLASS
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P3I - 49

                                                      2004              2003             2002             2001             2000
                                                 --------------   --------------   --------------   --------------   --------------
MFS NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                $         7.68   $         5.83   $         8.67   $         9.27                -
Unit value at end of period                      $         8.04   $         7.68   $         5.83   $         8.67   $         9.27
Number of units outstanding at end of period            186,826          235,136          392,709          417,974          214,134

MFS TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                             -
Unit value at end of period                      $        10.93
Number of units outstanding at end of period              8,700

PUTNAM VT DISCOVERY GROWTH - CLASS 1B SHARES
Unit value at beginning of period                $         8.10   $         6.22                -                -                -
Unit value at end of period                      $         8.59   $         8.10   $         6.22
Number of units outstanding at end of period              8,934           16,311           31,563

PUTNAM VT GEORGE PUTNAM FUND OF
BOSTON - CLASS 1B SHARES
Unit value at beginning of period                $        11.15   $        10.00                -                -                -
Unit value at end of period                      $        11.90   $        11.15
Number of units outstanding at end of period             35,158           37,655

PUTNAM VT GROWTH & INCOME - CLASS 1B SHARES
Unit value at beginning of period                $         9.55   $         7.60   $         9.53                -                -
Unit value at end of period                      $        10.47   $         9.55   $         7.60   $         9.53
Number of units outstanding at end of period             69,546           89,369           63,833           20,057

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B
SHARES
Unit value at beginning of period                $         9.88   $         7.79                -                -                -
Unit value at end of period                      $        11.32   $         9.88   $         7.79
Number of units outstanding at end of period            115,827          127,864          175,238

PUTNAM VT SMALL CAP VALUE - CLASS 1B SHARES
Unit value at beginning of period                $        12.15   $         8.23   $        10.21                -
Unit value at end of period                      $        15.13   $        12.15   $         8.23   $        10.21
Number of units outstanding at end of period            325,902          280,486          248,600           72,568

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                $        11.71   $        10.00                -                -                -
Unit value at end of period                      $        12.14   $        11.71
Number of units outstanding at end of period             22,932            7,883

                                                      1999             1998             1997              1996         INCEPTION
                                                 --------------   --------------   --------------   --------------   --------------
MFS NEW DISCOVERY - SERVICE CLASS
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

MFS TOTAL RETURN - SERVICE CLASS
Unit value at beginning of period                                                                                    $        10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT DISCOVERY GROWTH - CLASS 1B SHARES
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GEORGE PUTNAM FUND OF
BOSTON - CLASS 1B SHARES
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH & INCOME - CLASS 1B SHARES
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL EQUITY - CLASS 1B
SHARES
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT SMALL CAP VALUE - CLASS 1B SHARES
Unit value at beginning of period                                                                                    $        10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT VOYAGER - CLASS 1B SHARES
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P3I - 50

                                                      2004              2003             2002             2001             2000
                                                 --------------   --------------   --------------   --------------   --------------
SCUDDER VIT EAFE EQUITY INDEX- CLASS A
Unit value at beginning of period                $         8.84   $         6.72   $         8.69   $        11.70   $        14.22
Unit value at end of period                      $        10.38   $         8.84   $         6.72   $         8.69   $        11.70
Number of units outstanding at end of period          1,456,820          229,212          261,235          257,086          247,563

SCUDDER VIT EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                $        11.51   $         9.10   $        11.88   $        13.71   $        15.32
Unit value at end of period                      $        12.56   $        11.51   $         9.10   $        11.88   $        13.71
Number of units outstanding at end of period          1,451,504        1,634,520        1,911,120        2,357,487        2,509,913

SCUDDER VIT SMALL CAP INDEX  - CLASS A
Unit value at beginning of period                $        11.67   $         8.08   $        10.31   $        10.24   $        10.80
Unit value at end of period                      $        13.55   $        11.67   $         8.08   $        10.31   $        10.24
Number of units outstanding at end of period            389,511          461,729          425,605          491,217          528,324

TOUCHSTONE BALANCED
Unit value at beginning of period                $        11.08   $         9.24                -                -                -
Unit value at end of period                      $        11.99   $        11.08   $         9.24
Number of units outstanding at end of period            172,707          143,674           61,716

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                $        20.05   $        15.23                -                -                -
Unit value at end of period                      $        25.28   $        20.05   $        15.23
Number of units outstanding at end of period            185,980          203,229          236,032

TOUCHSTONE CORE BOND
Unit value at beginning of period                $        10.70   $        10.48                -                -                -
Unit value at end of period                      $        10.90   $        10.70   $        10.48
Number of units outstanding at end of period            109,117          163,286          184,869

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                $        11.15   $         7.67                -                -                -
Unit value at end of period                      $        12.32   $        11.15   $         7.67
Number of units outstanding at end of period             98,578           85,135           39,566

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                $        10.64   $         8.18                -                -                -
Unit value at end of period                      $        11.04   $        10.64
Number of units outstanding at end of period          1,355,134        1,681,322

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                $        10.82   $         8.26                -                -                -
Unit value at end of period                      $        11.76   $        10.82   $         8.26
Number of units outstanding at end of period             56,631           58,552           24,042

                                                      1999             1998             1997              1996         INCEPTION
                                                 --------------   --------------   --------------   --------------   --------------
SCUDDER VIT EAFE EQUITY INDEX- CLASS A
Unit value at beginning of period                $        11.30   $         9.42                                 -   $        10.00
Unit value at end of period                      $        14.22   $        11.30   $         9.42
Number of units outstanding at end of period            240,439          177,704           19,652

SCUDDER VIT EQUITY 500 INDEX - CLASS A
Unit value at beginning of period                $        12.90   $        10.16                                 -   $        10.00
Unit value at end of period                      $        15.32   $        12.90   $        10.16
Number of units outstanding at end of period          2,454,241        1,563,771          224,706

SCUDDER VIT SMALL CAP INDEX  - CLASS A
Unit value at beginning of period                $         9.11   $         9.44                                 -   $        10.00
Unit value at end of period                      $        10.80   $         9.11   $         9.44
Number of units outstanding at end of period            456,819          389,699           70,238

TOUCHSTONE BALANCED
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CORE BOND
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

                                    P3I - 51

                                                      2004              2003             2002             2001             2000
                                                 --------------   --------------   --------------   --------------   --------------
TOUCHSTONE HIGH YIELD
Unit value at beginning of period                $        11.92   $         9.75                -                -                -
Unit value at end of period                      $        12.88   $        11.92   $         9.75
Number of units outstanding at end of period            534,408        1,048,075          723,541

TOUCHSTONE EAGLE CAP APPRECIATION
Unit value at beginning of period                $        17.19   $        13.17   $        19.21   $        27.02   $        35.32
Unit value at end of period                      $        19.48   $        17.19   $        13.17   $        19.21   $        27.02
Number of units outstanding at end of period            604,193          725,005          813,251        1,023,394        1,230,280

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                $         9.97   $        10.00                -                -                -
Unit value at end of period                      $         9.97   $         9.97
Number of units outstanding at end of period            741,819        1,202,155

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                $        33.35   $        24.11   $        29.62   $        26.06   $        23.76
Unit value at end of period                      $        41.43   $        33.35   $        24.11   $        29.62   $        26.06
Number of units outstanding at end of period            656,051          741,076          780,658          934,887          620,186

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                $         9.98   $         7.80                -                -                -
Unit value at end of period                      $        10.89   $         9.98   $         7.80
Number of units outstanding at end of period            464,320          541,792            6,205

TOUCHSTONE AGGRESSIVE ETF
Unit value at beginning of period                             -
Unit value at end of period                      $        10.27
Number of units outstanding at end of period             23,909

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                             -
Unit value at end of period                      $        10.16
Number of units outstanding at end of period                  -

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                             -
Unit value at end of period                      $        10.50
Number of units outstanding at end of period                193

TOUCHSTONE MODERATE ETF
Unit value at beginning of period                             -
Unit value at end of period                      $        10.25
Number of units outstanding at end of period              2,011

                                                      1999             1998             1997              1996         INCEPTION
                                                 --------------   --------------   --------------   --------------   --------------
TOUCHSTONE HIGH YIELD
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EAGLE CAP APPRECIATION
Unit value at beginning of period                $        26.42   $        19.74   $        14.85                -   $        10.00
Unit value at end of period                      $        35.32   $        26.42   $        19.74   $        14.85
Number of units outstanding at end of period          1,214,898        1,345,118        1,295,185        1,184,119

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                $        27.42   $        23.47   $        18.24                -   $        10.00
Unit value at end of period                      $        23.76   $        27.42   $        23.47   $        18.24
Number of units outstanding at end of period            930,696        1,385,723        1,278,296        1,119,634

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE AGGRESSIVE ETF                                                                                            $        10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CONSERVATIVE ETF
Unit value at beginning of period                                                                                    $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED ETF
Unit value at beginning of period                                                                                    $        10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MODERATE ETF                                                                                              $        10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period

                                    P3I - 52

                                                      2004              2003             2002             2001             2000
                                                 --------------   --------------   --------------   --------------   --------------
VAN KAMPEN LIT COMSTOCK- CLASS 2
Unit value at beginning of period                $        12.25   $        10.00                -                -                -
Unit value at end of period                      $        14.20   $        12.25
Number of units outstanding at end of period             62,173           32,215

VAN KAMPEN LIT EMERGING GROWTH - CLASS 2
Unit value at beginning of period                $        11.93   $        10.00                -                -                -
Unit value at end of period                      $        12.56   $        11.93
Number of units outstanding at end of period             18,299            7,394

VAN KAMPEN UIF EMERGING MARKETS DEBT
Unit value at beginning of period                $        13.50   $        10.70   $         9.93   $         9.14   $         8.32
Unit value at end of period                      $        14.65   $        13.50   $        10.70   $         9.93   $         9.14
Number of units outstanding at end of period            147,431          199,349          201,513          150,281          192,477

VAN KAMPEN UIF EMERGING MARKETS EQUITY -
CLASS 2
Unit value at beginning of period                $        14.39   $        10.00                -                -                -
Unit value at end of period                      $        17.46   $        14.39
Number of units outstanding at end of period             19,454           14,038

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                $        15.92   $        11.73   $        11.99   $        11.07   $         8.68
Unit value at end of period                      $        21.42   $        15.92   $        11.73   $        11.99   $        11.07
Number of units outstanding at end of period            322,320          331,092          376,700          339,600          238,338

                                                      1999             1998             1997              1996         INCEPTION
                                                 --------------   --------------   --------------   --------------   --------------
VAN KAMPEN LIT COMSTOCK- CLASS 2
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN LIT EMERGING GROWTH - CLASS 2
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS DEBT
Unit value at beginning of period                $         6.52   $         9.23                                     $        10.00
Unit value at end of period                      $         8.32   $         6.52   $         9.23
Number of units outstanding at end of period            310,684          607,509          653,365

VAN KAMPEN UIF EMERGING MARKETS EQUITY -
CLASS 2
Unit value at beginning of period                             -                -                -                -   $        10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                $         8.93   $        10.15                                     $        10.00
Unit value at end of period                      $         8.68   $         8.93   $        10.15
Number of units outstanding at end of period            234,609          252,794           67,357

                                    P3I - 53

APPENDIX B

         ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Contribution:  $50,000.00

               GRO Account duration: 7 Years

               Guaranteed Interest Rate:  5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

     -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) /
                  (1 + .0625 + .0025)(TO THE POWER OF 48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

     -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the Free Withdrawal amount:

                                    P3I - 54

     $5,788.13 = $57,881.25 X .10

     Free Amount = $5,788.13

The non-free amount would be:

     $14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be

     - $783.91 = -0.0551589 X $14,211.87

The withdrawal charge would be:

     $957.18 = [($14,211.87+ $783.91)/(1 - .06)] - ($14,211.87+ 783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $21,741.09 = $20,000.00 + $783.91 + $957.18

The ending Account Value would be:

     $36,140.16 = $57,881.25 - $21,741.09

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

     .0290890 = [(1 + .05)(TO THE POWER OF 48/12) /
                (1 + .04 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

     $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

                                    P3I - 55

If instead of a full withdrawal, $20,000 was requested, the Free Withdrawal amount and non-free amount would first be determined as above:

                Free Amount =    $ 5,788.13

            Non-Free Amount =    $14,211.87

     The Market Value Adjustment would be:

           $413.41 = .0290890 X $14,211.87

     The withdrawal charge would be:

           $880.75 = [($14,211.87 - $413.41)/(1 - .06)] - ($14,211.87 - $413.41)

     Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

           $20,467.34 = $20,000.00 - $413.41 + $880.75

     The ending Account Value would be:

           $37,413.91 = $57,881.25 - $20,467.34

     Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below your premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

                                    P3I - 56

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

                                       FOR

                                    PINNACLE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                                TABLE OF CONTENTS

                                                                            PAGE
Part 1 - Integrity and Custodian                                               2
Part 2 - Distribution of the Contracts                                         2
Part 3 - Asset Allocation Program                                              2
Part 3 - Performance Information                                               3
Part 4 - Determination of Accumulation Unit Values                             7
Part 5 - Tax-Favored Retirement Programs                                       7
Part 6 - Financial Statements                                                  9

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2005. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (INTEGRITY), P.O. Box 740075, Louisville, Kentucky 40201-7475, or by calling 1-800-325-8583.

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PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202. Integrity, the depositor of Separate Account II is a wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Accounts aren't separate entities from us and their operations form a part of us, they aren't taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Accounts' investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., an indirect wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $19,986,052 in 2004, $19,514,638 in 2003, and $22,871,629 in 2002. Distribution allowances weren't retained by Touchstone Securities during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

PART 3 - ASSET ALLOCATION PROGRAM

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap stocks, small cap stocks, foreign stocks, investment grade bonds, high income bonds, short term government securities and so on). Historically, diversification among several different asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance. PortfolioNavigators(SM), our asset allocation program, was developed by FundQuest, an independent investment management firm. FundQuest created seven model portfolios based on various levels of risk tolerance. A financial professional can use FundQuest's Client Profile Questionnaire to

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determine his or her client's financial personality and risk tolerance. Once a person has allocated their contract's account value to a model, he or she will receive periodic suggestions from FundQuest about rebalancing or reallocating their holdings, as FundQuest continues to evaluate the model portfolios over time. In order to remain in the model portfolio, the owner of the contract must provide affirmative consent to us to have their account value reallocated to remain with FundQuest's recommended model portfolio.

The seven models are:

DIVERSIFIED  EQUITY
Focused on creating the greatest amount of capital appreciation possible, this aggressive portfolio is fully invested in equities at all times. Therefore, potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

DIVERSIFIED EQUITY WITH INCOME
Focused on principal growth, yet tempered with a light emphasis on income, this portfolio maintains a rough 80/20 mix of equity to fixed income assets. Potential investors should be willing to accept a high level of risk and have a full understanding of the volatile nature of equity-based investments.

BALANCED EQUITY
Focused on principal growth with an additional focus on income, this portfolio utilizes fixed asset to generate income and reduce overall volatility. Potential investors should have a full understanding of the volatile nature of equity-based investments.

BALANCED
Focused on maintaining a balance between equity and fixed income, this portfolio is structured to provide some growth and generate income to help lower potential volatility. The equity portion is weighted more toward large-cap investments.

DIVERSIFIED INCOME
Focused on income with some principal growth, this portfolio's core strategy centers on fixed income, thus lowering the overall volatility of the portfolio. Equity assets provide for a moderate, long-term growth of principal and favors large companies over small.

INCOME
Focused on income, this portfolio lists growth of principal as only a secondary concern. Fixed income assets form the core of this portfolio, generating a steady stream of fixed income. A small investment in equity assets provides the opportunity for modest long-term growth of principal.

CAPITAL PRESERVATION
Focused almost entirely on fixed income, this portfolio maintains a roughly 80/20 ratio of income to growth. The fixed assets are further diversified by quality and duration, while a minimal amount is allocated to equity assets for a small amount of growth potential. Volatility is expected to be low in this portfolio with little capital appreciation potential.

PART 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. We will also report performance information for the PortfolioNavigatorsSM models described above. At any time in the future, total return and yields may be higher or lower than in the past and there is no guarantee that any historical results will continue.

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TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An AVERAGE ANNUAL TOTAL RETURN shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD may be calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock

                                        4
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Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market
Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (LIPPER) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGE'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. Following are representative indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

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The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Historical data supplied by the research departments of various broker dealers, analysts or pricing services, including but not limited to First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch and Bloomberg L.P.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by Integrity or any of the portfolio advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical

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performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 5 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options other than the Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 6 - TAX-FAVORED RETIREMENT PROGRAMS

The contracts described in this Prospectus may be used in connection with certain tax-favored retirement programs, for groups and for individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who hasn't reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are limited on the amount that may be contributed, the persons who may be eligible, and the time when distributions may begin. An individual may also roll over amounts distributed from another Traditional IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are limited on the amount that may be contributed, the persons who are eligible to contribute, and the time when tax-favored distributions may begin. An individual may also roll over amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

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SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we don't issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract isn't intended to accept other than employee contributions. Such contributions aren't counted as part of the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). The Code also sets forth additional restrictions governing such items as transferability, distributions and withdrawals. An employee under this type of plan should consult a tax adviser as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to also establish tax-favored retirement plans for themselves and their employees. Tax-favored retirement plans may permit the purchase of the contract to provide benefits under the plans. Employers intending to use the contract in connection with tax-favored plans should seek competent advice. Integrity doesn't administer these types of plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g) provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Loans to employees may be permitted under such plans; however, a Section 457 plan isn't required to allow loans. Contributions to a contract in connection with an eligible government plan are limited. Those who intend to use the contracts in connection with such plans should seek competent advice. Integrity doesn't administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

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The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70
1/2.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth
IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati Ohio 45202, is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Accounts. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2004, and for the periods indicated in the financial statements, and the statutory basis financial statements of Integrity as of and for the years ended December 31, 2004 and 2003 included herein have been audited by Ernst & Young LLP as set forth in their reports.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Accounts and should be considered only as they relate to the ability of Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Accounts.

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PROSPECTUS

                                 SELECT TEN PLUS
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended.

Your contributions are invested in shares of the following mutual fund, also referred to in this prospectus as a Variable Account Option or a Portfolio:

                        TOUCHSTONE VARIABLE SERIES TRUST
                      Touchstone Enhanced Dividend 30 Fund

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2005 has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9.

THESE SECURITIES HAVEN'T BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can review and copy information about Pinnacle IV at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about Pinnacle IV on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

The date of this prospectus is May 1, 2005.

                                     STP - 1

                                TABLE OF CONTENTS

GLOSSARY                                                                    PAGE
SECTION 1 - SUMMARY

Your Variable Annuity Contract                                                 5
Your Benefits                                                                  5
How Your Contract is Taxed                                                     5
Your Contributions                                                             5
Account Value and Cash Value                                                   5
Charges and Fees                                                               5
Withdrawals                                                                    6
Your Initial Right to Revoke                                                   6
Risk/Return Summary: Investments and Risks                                     6
Table of Annual Fees and Expenses                                              7
Example                                                                        8

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company                                               8
The Separate Account and the Variable Account Options                          8
Assets of Separate Account                                                     9
Distribution of Contracts                                                      9
Changes In How We Operate                                                      9

SECTION 3 - YOUR INVESTMENT OPTIONS

The Portfolios                                                                10

SECTION 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                      10
Annual Administrative Charge                                                  10
Portfolio Charges                                                             11
Reduction or Elimination of Separate Account or Administrative Charges        11
State Premium Tax Deduction                                                   11
Tax Reserve                                                                   11

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                             11
Your Account Value                                                            11
Units in the Separate Account                                                 12
How We Determine Unit Value                                                   12
Death Benefits                                                                13
Death Claims                                                                  13
How You Make Requests and Give Instructions                                   13
Annuity Benefits                                                              14
Annuities                                                                     14
Fixed Annuity Payments                                                        14
Timing of Payment                                                             15

                                     STP - 2

SECTION 6 - VOTING RIGHTS

How We Determine Your Voting Units                                            15
How the Portfolio Shares Are Voted                                            16
Separate Account Voting Rights                                                16

SECTION 7 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                  16
Your Contract is an Annuity                                                   16
Taxation of Annuities Generally                                               17
Distribution-at-Death Rules                                                   18
Spousal Continuation                                                          18
Diversification Standards                                                     18
Tax-Favored Retirement Programs                                               18
Federal and State Income Tax Withholding                                      19
Impact of Taxes on Integrity                                                  19

SECTION 8 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                        19
Income Plus Withdrawal Program                                                20
Legal Proceedings                                                             20

Table of Contents of Statement of Additional Information                      21

APPENDIX A - CONDENSED FINANCIAL INFORMATION                                  21

                                     STP - 3

                                    GLOSSARY

1940 ACT - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

ACCOUNT VALUE - the value of your contract, which consists of the value of your Variable Account Option.

ADMINISTRATIVE OFFICE - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202-3319. You may also call us at 1-800-325-8583.

ANNUITANT - the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - amount paid on the Retirement Date.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value, reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

CODE - the Internal Revenue Code of 1986, as amended.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

DEATH BENEFIT - benefit paid to a named beneficiary on the death of the Annuitant.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

PORTFOLIO - an investment portfolio of a mutual fund in which the Separate Account invests its assets.

RETIREMENT DATE - The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant's 100th birthday. We refer to this as the "Maximum Retirement Date".

SEPARATE ACCOUNT - Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTION - the investment options available to you under the contract. A Variable Account Option invests in one Portfolio.

                                     STP - 4

SECTION 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

In this prospectus, "we," "our," "us," and "the Company" mean Integrity Life Insurance Company (Integrity). The terms "you" and "your" mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

YOUR BENEFITS

Your contract has an Account Value, an Annuity Benefit, and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Section 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax advisor. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Section 7, "Tax Aspects of the Contract - Taxation of Annuities Generally."

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000 ($3,000 in South Carolina and Pennsylvania). Additional contributions can be as little as $100. See "Contributions Under Your Contract" in Section 5.

ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the values of your Portfolio. Your CASH VALUE is equal to your Account Value, reduced by any pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below.

CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value. A daily charge at an annual effective rate of 1.35% is deducted from that portion of your Account Value to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this. For more information about these charges, see Section 5, "Deductions and Charges.

                                     STP - 5

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. Most withdrawals made before age 59 1/2 are also subject to a 10% federal tax penalty. In addition, some tax-favored retirement programs limit withdrawals. See Section 7, "Tax Aspects of the Contract." For Pennsylvania and South Carolina residents, a $3,000 minimum account balance must remain in your contract after any withdrawal.

YOUR INITIAL RIGHT TO REVOKE

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution. If your state requires, upon cancellation we'll return your contribution without any adjustments.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Select Ten Plus Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through portfolio diversification and superior portfolio management.

RISKS

An investment in the Variable Account Option carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because the Variable Account Option invests in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in the Variable Account Option, see the prospectus for that Portfolio.

                                     STP - 6

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract or surrender the contract. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                                                           $    0
      Deferred Sales Load                                                                               $    0

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge*                                                                     $   30

      * This charge applies only if the Account Value is less than $50,000 at the end of any contract year before your Retirement Date. See "Annual Administrative Charge" in Section 5.

Annual Expenses of Separate Account II
(AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE)

      Mortality and Expense Risk Charge                                                                   1.20%
      Administrative Expenses                                                                              .15%
                                                                                                          ----
      Total Separate Account Annual Expenses                                                              1.35%
                                                                                                          ====

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

The minimum and maximum expenses that are deducted from the Variable Account Option's assets, including management fees, distribution or 12b-1 fees and other expenses are: 1.10%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MANAGEMENT        OTHER           12b-2       TOTAL ANNUAL
PORTFOLIO                                                       FEES           EXPENSES         FEES           EXPENSES



  Touchstone Enhanced Dividend 30 Fund(1)                        0.65%           0.45%           0.00%         1.10%

NOTE: We have entered into agreements with the investment adviser or distributor of the Portfolio. Under the terms of this agreement, we provide administrative, marketing and distribution-related services and the Portfolio or its investment adviser pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolio.

--------
(1) The advisor has contractually agreed until at least December 31, 2005 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses to .75%

                                     STP - 7

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract wit the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 YEAR              3 YEARS                      5 YEARS                      10 YEARS
----------------------------------------------------------------------------------------
$ 257.20            $ 789.98                     $ 1,348.26                   $ 2,863.64

If you annuitize at the end of the applicable period:

1 YEAR              3 YEARS                      5 YEARS                      10 YEARS
----------------------------------------------------------------------------------------
$ 257.20            $ 789.98                     $ 1,348.26                   $ 2,863.64

If you do not surrender the contract:

1 YEAR              3 YEARS                      5 YEARS                      10 YEARS
----------------------------------------------------------------------------------------
$ 257.20            $ 789.98                     $ 1,348.26                   $ 2,863.64

Condensed Financial Information for the Separate Account is provided in Appendix A

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities that may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration does not mean that the SEC is involved in any way in supervising the management or investment polices of the Separate Account. The Variable Account Option invests in shares of a corresponding portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in
Section 3, "Your Investment Options".

                                     STP - 8

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Variable Account Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the financial professionals associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the Investment Company Act of 1940 or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Variable Account Options to, or remove Variable Account Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;
-   register or end the registration of the Separate Account under the 1940 Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the Investment Company Act of 1940);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Account or one or more of the Variable Account Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

                                     STP - 9

SECTION 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. We do not provide preferential treatment or access to distribution for investment advisers or the Portfolios they manage based on the differing levels of compensation paid to us. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. Todd Investment Advisors is the sub-adviser for the VST Enhanced 30 Fund. Touchstone Advisors, Inc and Todd Investment Advisors, Inc. are affiliated with Integrity Life Insurance Company.

TOUCHSTONE VST ENHANCED DIVIDEND 30 FUND

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach that seeks to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the DJIA that have a lower relative dividend yield.

SECTION 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an annual effective rate of 1.35% of your Account Value in the Variable Account Option. We can't increase this daily expense rate without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charges may be changed, but the total Mortality, Expense Risk and Administrative Fee can't be increased.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30. This charge is waived if your Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value and reduces the number of Units we credit to you. The annual administrative charge is pro-rated in the event of the Annuitant's death, annuitization or contract termination during a Contract Year.

                                    STP - 10

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Portfolios, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Retirement Date. Your first contribution, however, can't be less than $1,000 ($3,000 for residents of South Carolina and Pennsylvania).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $250,000 if the Annuitant is age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Option isn't guaranteed. If the Account Value goes below $1,000 and we have received no

                                    STP - 11
contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option.

The number of Units purchased or redeemed (sold) in a Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolio, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolio, as well as the Portfolio's expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions. Units are redeemed when you make withdrawals. We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of a Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the NET INVESTMENT FACTOR for that Variable Account Option on the current day. We determine a NET INVESTMENT FACTOR for each Variable Account Option as follows:

- First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

                                    STP - 12

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. No withdrawal charges apply to this contract.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59-1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax[cad 220]favored plan, the plan may limit your withdrawals. See
Part 7, "Tax Aspects of the Contract." Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party's instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial or collateral assignment. An assignment of the contract may have adverse tax consequences. See Part 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and our Administrative Office has received it in a form acceptable to us.

DEATH BENEFITS

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the Owner's death. We'll pay a Death Benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The Death Benefit depends on the Annuitant's age at the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We'll also adjust the Death Benefit for any applicable charges.

FOR CONTRACTS SOLD WHEN THE ANNUITANT'S AGE ON THE CONTRACT DATE IS UP TO AND INCLUDING AGE 70, THE DEATH BENEFIT WILL BE THE GREATER OF:

(a) total contributions minus any withdrawals and administrative charges; or
(b) the Account Value at the end of the Business Day when we receive proof of death.

FOR CONTRACTS SOLD WHEN THE ANNUITANT'S AGE ON THE CONTRACT DATE IS 71 YEARS OLD OR OLDER:

The Death Benefit is the current Account Value on the Business Day we receive due proof of death.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

The owner selects the beneficiary of the Death Benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 8, "Tax Aspects of the Contract."

DEATH CLAIMS

A death claim will be effective on the date we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit may be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

                                    STP - 13

ANNUITY BENEFITS

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later then the last Annuitant's 100th birthday (the "Maximum Retirement Date") by writing to the Administrative Office any time before the Maximum Retirement Date. At or before the Maximum Retirement Date, we must begin paying Annuity Benefits or pay the Surrender Value in a lump sum. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date, we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the Variable Account Option will remain invested and continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General
Account:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed.

A PERIOD CERTAIN ANNUITY provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments for the life of the Annuitant, or until the Annuitant die and joint annuitant both under a joint and survivor annuity.

ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

                                    STP - 14

If the age or gender of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to delay action to protect persons with interests in the Separate Account. We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

SECTION 6 - VOTING RIGHTS

Integrity is the legal owner of the shares of the Portfolio held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions to us are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio in our own right or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolio in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in the Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting.

                                    STP - 15

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. If shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the Investment Company Act of 1940, certain actions (such as some of those described under "Changes in How We Operate" in Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

SECTION 7 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

                                    STP - 16

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1) on or after the date on which the taxpayer attains age 59 1/2;
(2) as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4) a result of the taxpayer becoming disabled within the meaning of Code
    Section 72(m)(7);
(5) from certain qualified plans (note, however, other penalties may apply);
(6) under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8) under an immediate annuity as defined in Code Section 72(u)(4);
(9) for the purchase of a first home (distribution up to $10,000);
(10)for certain higher education expenses; or
(11)to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9),
(10) and (11) apply to IRAs only.

                                    STP - 17

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.
The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the spouse listed as the owner's sole beneficiary. If the surviving spouse is also the Annuitant's sole beneficiary, we will increase the continued contract's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may make any changes to the contract allowed under the contract. Any discontinued Variable Account Options may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second Death Benefit may be paid to the surviving spouse's beneficiary. The annuity contract may be extended by the surviving spouse's beneficiary, meaning the distribution will be paid over the period certain life expectancy of the surviving spouse's beneficiary, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these contracts. Any discontinued Variable Account Options may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

                                    STP - 18

INHERITED IRAS

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

SECTION 8 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. WITHDRAWALS MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Section 7, "Tax Aspects of the Contract."

                                    STP - 19

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-   the date you reach age 59 1/2; or
-   five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 -  Integrity and Custodian
Part 2 -  Distribution of the Contract
Part 3 -  Performance Information
Part 4 -  Determination of Accumulation Unit Values
Part 5 -  Tax Favored Retirement Programs
Part 6 -  Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
P.O. Box 740075
Louisville, KY  40201-7475
ATTN: Request for SAI of Select Ten Plus


                                    STP - 20

    APPENDIX A

    CONDENSED FINANCIAL INFORMATION

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                                                       2004          2003           2002     INCEPTION
                                                   -----------   -----------     ----------  ---------
TOUCHSTONE ENHANCED DIVIDEND 30 FUND
Unit value at beginning of period                  $     10.64             -                 $   10.00
Unit value at end of period                        $     11.04   $     10.64
Number of units outstanding at end of period         1,355,134*    1,681,322*

    * number of units represents the total number of units in this contract and other contracts offered under Separate Account II (marketed as Pinnacle Variable Annuities)

                                    STP - 21

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

                                       FOR

                           SYNDICATED SELECT TEN PLUS

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                                TABLE OF CONTENTS

                                                                            PAGE
Part 1 - Integrity and Custodian                                               2
Part 2 - Distribution of the Contracts                                         2
Part 3 - Performance Information                                               3
Part 4 - Determination of Accumulation Unit Values                             7
Part 5 - Tax-Favored Retirement Programs                                       7
Part 6 - Financial Statements                                                  9

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2005. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (INTEGRITY), P.O. Box 740075, Louisville, Kentucky 40201-7475, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202. Integrity, the depositor of Separate Account II is a wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Accounts aren't separate entities from us and their operations form a part of us, they aren't taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Accounts' investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., an indirect wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $19,986,052 in 2004, $19,514,638 in 2003, and $22,871,629 in 2002. Distribution allowances weren't retained by Touchstone Securities during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. We will also report performance information for the PortfolioNavigators(SM) models described above. At any time in the future, total return and yields may be higher or lower than in the past and there is no guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An AVERAGE ANNUAL TOTAL RETURN shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD may be calculated for the Money Market
Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock

Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (LIPPER) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGE'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. Following are representative indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Historical data supplied by the research departments of various broker dealers, analysts or pricing services, including but not limited to First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch and Bloomberg L.P.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by Integrity or any of the portfolio advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Accounts for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Accounts for the period quoted.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options other than the Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX-FAVORED RETIREMENT PROGRAMS

The contracts described in this Prospectus may be used in connection with certain tax-favored retirement programs, for groups and for individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who hasn't reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are limited on the amount that may be contributed, the persons who may be eligible, and the time when distributions may begin. An individual may also roll over amounts distributed from another Traditional IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are limited on the amount that may be contributed, the persons who are eligible to contribute, and the time when tax-favored distributions may begin. An individual may also roll over amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we don't issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract isn't intended to accept other than employee contributions. Such contributions aren't counted as part of the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). The Code also sets forth additional restrictions governing such items as transferability, distributions and withdrawals. An employee under this type of plan should consult a tax adviser as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to also establish tax-favored retirement plans for themselves and their employees. Tax-favored retirement plans may permit the purchase of the contract to provide benefits under the plans. Employers intending to use the contract in connection with tax-favored plans should seek competent advice. Integrity doesn't administer these types of plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g) provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Loans to employees may be permitted under such plans; however, a Section 457 plan isn't required to allow loans. Contributions to a contract in connection with an eligible government plan are limited. Those who intend to use the contracts in connection with such plans should seek competent advice. Integrity doesn't administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar

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year following the year in which the employee reaches age 70 1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth
IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati Ohio 45202, is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Accounts. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2004, and for the periods indicated in the financial statements, and the statutory basis financial statements of Integrity as of and for the years ended December 31, 2004 and 2003 included herein have been audited by Ernst & Young LLP as set forth in their reports.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Accounts and should be considered only as they relate to the ability of Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Accounts.

                              Financial Statements

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                                DECEMBER 31, 2004
                      WITH REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm                 1

Audited Financial Statements

Statement of Assets and Liabilities                                     2
Statement of Operations                                                 5
Statements of Changes in Net Assets                                    10
Notes to Financial Statements                                          18

             Report of Independent Registered Public Accounting Firm

Contract Holders
     Separate Account II of Integrity Life Insurance Company
Board of Directors
     Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account II of Integrity Life Insurance Company, comprised of the separate account divisions described in Note 2, as of December 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of mutual fund shares owned as of December 31, 2004, by correspondence with the Transfer Agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of Integrity Life Insurance Company at December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Cincinnati, Ohio
April 15, 2005

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2004

                                                                      ASSETS
                                                         --------------------------------
                                                                         RECEIVABLE FROM
                                                                         (PAYABLE TO) THE
                                                          INVESTMENTS    GENERAL ACCOUNT                       UNIT        UNITS
                   DIVISION                                 AT VALUE       OF INTEGRITY       NET ASSETS       VALUE    OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV(TM))            $      66,978   $              3    $      66,981   $  10.27         6,522
  Touchstone Balanced (Pinnacle IV(TM))                        736,459               (279)         736,180      11.95        61,605
  Touchstone Baron Small Cap (Pinnacle IV(TM))               2,168,277                650        2,168,927      14.04       154,482
  Touchstone Core Bond (Pinnacle IV(TM))                     1,054,672                (21)       1,054,651      10.87        97,024
  Touchstone Emerging Growth (Pinnacle IV(TM))               1,387,572               (191)       1,387,381      12.29       112,887
  Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))          1,847,628                290        1,847,918      11.01       167,840
  Touchstone Enhanced ETF (Pinnacle IV(TM))                     38,242                 10           38,252      10.50         3,643
  Touchstone Growth & Income (Pinnacle IV(TM))                 874,325               (294)         874,031      11.72        74,576
  Touchstone High Yield (Pinnacle IV(TM))                    4,945,766              1,009        4,946,775      12.85       384,963
  Touchstone Large Cap Growth (Pinnacle IV(TM))                355,114                118          355,232       9.30        38,197
  Touchstone Moderate ETF (Pinnacle IV(TM))                     35,685                 (5)          35,680      10.25         3,481
  Touchstone Money Market (Pinnacle IV(TM))                      4,486                 (3)           4,483       9.94           451
  Touchstone Third Avenue Value (Pinnacle IV(TM))            8,117,243              1,724        8,118,967      13.85       586,207
  Touchstone Value Plus (Pinnacle IV(TM))                      742,996                110          743,106      10.86        68,426
  Touchstone Aggressive ETF (Pinnacle(TM))                     245,550                 (5)         245,545      10.27        23,909
  Touchstone Balanced (Pinnacle(TM))                         2,070,196                561        2,070,757      11.99       172,707
  Touchstone Baron Small Cap (Pinnacle(TM))                  4,701,216                358        4,701,574      25.28       185,980
  Touchstone Core Bond (Pinnacle(TM))                        1,189,325                 50        1,189,375      10.90       109,117
  Touchstone Emerging Growth (Pinnacle(TM))                  1,214,961               (480)       1,214,481      12.32        98,578
  Touchstone Enhanced Dividend 30 (Pinnacle(TM))            14,957,846              2,833       14,960,679      11.04     1,355,134
  Touchstone Enhanced ETF (Pinnacle(TM))                         2,022                  5            2,027      10.50           193
  Touchstone Growth & Income (Pinnacle(TM))                    665,721                260          665,981      11.76        56,631
  Touchstone High Yield (Pinnacle(TM))                       6,884,336             (1,161)       6,883,175      12.88       534,408
  Touchstone Large Cap Growth (Pinnacle(TM))                11,771,893             (2,213)      11,769,680      19.48       604,193
  Touchstone Moderate ETF (Pinnacle(TM))                        20,615                 (2)          20,613      10.25         2,011
  Touchstone Money Market (Pinnacle(TM))                     7,393,581              2,354        7,395,935       9.97       741,819
  Touchstone Third Avenue Value (Pinnacle(TM))              27,179,527                666       27,180,193      41.43       656,051
  Touchstone Value Plus (Pinnacle(TM))                       5,055,361              1,084        5,056,445      10.89       464,320
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV(TM))                           4,839,317                711        4,840,028      11.50       420,872
  JP Morgan International Equity (Pinnacle IV(TM))             539,480                (64)         539,416      11.97        45,064
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                    977,417               (304)         977,113      14.01        69,744
  JP Morgan Bond (Pinnacle(TM))                             15,318,930              8,650       15,327,580      13.77     1,113,114
  JP Morgan International Equities (Pinnacle(TM))            3,236,362              1,529        3,237,891      10.53       307,492
  JP Morgan Mid Cap Value (Pinnacle(TM))                       232,282                 53          232,335      11.50        20,203
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))        2,160,582               (718)       2,159,864      14.65       147,431
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))             6,901,724                443        6,902,167      21.42       322,230
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle(TM))                 17,249,829              1,820       17,251,649      13.51     1,276,954
  Fidelity VIP II Contrafund (Pinnacle(TM))                 19,840,507             (1,181)      19,839,326      15.74     1,260,440
  Fidelity VIP III Growth & Income (Pinnacle(TM))            9,462,205              3,398        9,465,603      12.66       747,678
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))       3,676,900             (1,818)       3,675,082       9.36       392,637
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV(TM))                  2,493,164               (387)       2,492,777       9.92       251,288
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV(TM))                  748,593               (303)         748,290       8.63        86,708
  MFS Emerging Growth (Pinnacle IV(TM))                        780,343                (96)         780,247       8.55        91,257
  MFS Investors Growth Stock (Pinnacle IV(TM))                 644,756                278          645,034       8.73        73,887
  MFS Mid Cap Growth (Pinnacle IV(TM))                       1,207,886                687        1,208,573       7.71       156,754
  MFS New Discovery (Pinnacle IV(TM))                          869,613                407          870,020       9.31        93,450

SEE ACCOMPANYING NOTES.

                                                                      ASSETS
                                                         --------------------------------
                                                                         RECEIVABLE FROM
                                                                         (PAYABLE TO) THE
                                                          INVESTMENTS    GENERAL ACCOUNT                       UNIT        UNITS
                   DIVISION                                 AT VALUE       OF INTEGRITY       NET ASSETS       VALUE    OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Total Return (Pinnacle IV(TM))                     $   6,949,308   $         (2,911)   $   6,946,397   $  11.59       599,344
  Fidelity VIP Growth (Pinnacle(TM))                         4,619,103               (846)       4,618,257       8.26       559,111
  Fidelity VIP III Mid Cap (Pinnacle(TM))                   14,576,598               (130)      14,576,468      24.33       599,115
  MFS Capital Opportunities (Pinnacle(TM))                   2,312,715               (554)       2,312,161       6.31       366,428
  MFS Emerging Growth (Pinnacle(TM))                         1,061,418               (425)       1,060,993       4.87       217,863
  MFS Mid Cap Growth (Pinnacle(TM))                          3,115,232               (421)       3,114,811       6.64       469,098
  MFS New Discovery (Pinnacle(TM))                           1,502,343               (262)       1,502,081       8.04       186,826
  MFS Total Return (Pinnacle(TM))                               95,066                 25           95,091      10.93         8,700
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                 107,987                (25)         107,962      10.36        10,421
  Fidelity VIP Balanced (Pinnacle IV(TM))                      801,797                164          801,961      11.58        69,254
  Fidelity VIP Contrafund (Pinnacle IV(TM))                  6,703,930              1,333        6,705,263      12.40       540,747
  Fidelity VIP Dynamic Capital Appreciation
    (Pinnacle IV(TM))                                           51,709                (14)          51,695      10.55         4,900
  Fidelity VIP Equity-Income (Pinnacle IV(TM))               8,307,483             (3,076)       8,304,407      11.05       751,530
  Fidelity VIP Growth (Pinnacle IV(TM))                      3,142,453              1,075        3,143,528       8.59       365,952
  Fidelity VIP Growth & Income (Pinnacle IV(TM))             4,858,892             (1,367)       4,857,525      10.26       473,443
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))          281,895                (60)         281,835       9.89        28,497
  Fidelity VIP High Income (Pinnacle IV(TM))                 2,354,098               (190)       2,353,908      12.38       190,138
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))         183,574                (12)         183,562      10.32        17,787
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                     6,043,246                749        6,043,995      15.19       397,893
  Fidelity VIP Overseas (Pinnacle IV(TM))                       57,890                 (2)          57,888      11.06         5,234
  Fidelity VIP Balanced (Pinnacle(TM))                         522,992                (39)         522,953      10.50        49,805
  Fidelity VIP Dynamic Capital Appreciation
    (Pinnacle(TM))                                             156,604                 13          156,617      10.66        14,692
  Fidelity VIP High Income (Pinnacle(TM))                    4,056,791                259        4,057,050      10.75       377,400
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))            599,792                133          599,925      10.33        58,076
  Fidelity VIP Overseas (Pinnacle(TM))                          51,110                 11           51,121      11.07         4,618
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))       651,837                108          651,945      15.58        41,845
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))          4,036,827                549        4,037,376      18.21       221,712
  Franklin Growth and Income Securities (Pinnacle(TM))      15,651,310                801       15,652,111      12.88     1,215,226
  Franklin Income Securities (Pinnacle(TM))                 31,636,469              6,600       31,643,069      14.22     2,225,251
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV(TM))                 236,999                (38)         236,961       8.64        27,426
  Putnam VT Growth and Income (Pinnacle IV(TM))              1,328,975               (613)       1,328,362      10.45       127,116
  Putnam VT International Equity (Pinnacle IV(TM))             542,939                  -          542,939      11.39        47,668
  Putnam VT Small Cap Value (Pinnacle IV(TM))                6,023,329               (583)       6,022,746      15.03       400,715
  Putnam VT The George Putnam Fund of Boston
    (Pinnacle IV(TM))                                          394,248                 25          394,273      11.88        33,188
  Putnam VT Voyager (Pinnacle IV(TM))                          246,448                (46)         246,402      12.11        20,347
  Putnam VT Discovery Growth (Pinnacle(TM))                     76,776                (33)          76,743       8.59         8,934
  Putnam VT Growth and Income (Pinnacle(TM))                   727,873                274          728,147      10.47        69,546
  Putnam VT International Equity (Pinnacle(TM))              1,311,511               (349)       1,311,162      11.32       115,827
  Putnam VT Small Cap Value (Pinnacle(TM))                   4,930,998               (101)       4,930,897      15.13       325,902

SEE ACCOMPANYING NOTES.

                                                                      ASSETS
                                                         --------------------------------
                                                                         RECEIVABLE FROM
                                                                         (PAYABLE TO) THE
                                                          INVESTMENTS    GENERAL ACCOUNT                       UNIT        UNITS
                   DIVISION                                 AT VALUE       OF INTEGRITY       NET ASSETS       VALUE    OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
  Putnam VT The George Putnam Fund of Boston
    (Pinnacle(TM))                                       $     418,499   $           (119)   $     418,380   $  11.90        35,158
  Putnam VT Voyager (Pinnacle(TM))                             278,311                 83          278,394      12.14        22,932
  Franklin Growth and Income Securities
    (Pinnacle IV(TM))                                        1,139,483                208        1,139,691      12.79        89,108
  Franklin Income Securities (Pinnacle IV(TM))               5,116,349                 78        5,116,427      14.11       362,610
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))       872,307               (261)         872,046      12.64        68,991
  Franklin Mutual Shares Securities (Pinnacle IV(TM))        1,995,367                594        1,995,961      13.44       148,509
  Templeton Foreign Securities Fund (Pinnacle IV(TM))        1,177,780               (245)       1,177,535      14.66        80,323
  Templeton Growth Securities (Pinnacle IV(TM))              1,492,348                453        1,492,801      14.22       104,979
  Van Kampen LIT Comstock (Pinnacle IV(TM))                  1,147,590                194        1,147,784      14.17        81,001
  Van Kampen LIT Emerging Growth (Pinnacle IV(TM))             392,411                 41          392,452      12.54        31,296
  Van Kampen UIF Emerging Markets Equity
    (Pinnacle IV(TM))                                        1,045,332               (132)       1,045,200      17.42        60,000
  Franklin Large Cap Growth Securities (Pinnacle(TM))          413,153                 28          413,181      12.67        32,611
  Franklin Mutual Shares Securities (Pinnacle(TM))           2,095,159               (473)       2,094,686      13.46       155,623
  Templeton Foreign Securities Fund (Pinnacle(TM))           1,443,230               (246)       1,442,984      14.69        98,229
  Templeton Growth Securities (Pinnacle(TM))                 1,393,090               (418)       1,392,672      14.24        97,800
  Van Kampen LIT Comstock (Pinnacle(TM))                       882,604                253          882,857      14.20        62,173
  Van Kampen LIT Emerging Growth (Pinnacle(TM))                229,907                (72)         229,835      12.56        18,299
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))        339,607                 60          339,667      17.46        19,454
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))              579,883                 53          579,936      11.20        51,780
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))             1,827,883               (382)       1,827,501      10.04       182,022
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                279,963               (100)         279,863      13.17        21,250
  Scudder VIT EAFE Equity Index (Pinnacle(TM))              15,127,607             (5,815)      15,121,792      10.38     1,456,820
  Scudder VIT Equity 500 Index (Pinnacle(TM))               18,226,451              4,439       18,230,890      12.56     1,451,504
  Scudder VIT Small Cap Index (Pinnacle(TM))                 5,279,103             (1,229)       5,277,874      13.55       389,511
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))            1,249,510               (499)       1,249,011      11.93       104,695
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))             5,428,824              1,378        5,430,202      11.44       474,668
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                954,029               (315)         953,714      12.68        75,214

SEE ACCOMPANYING NOTES.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                             Statement of Operations

                      For the Year Ended December 31, 2004

                                                                   INVESTMENT
                                                                     INCOME                EXPENSES
                                                                -----------------------------------------
                                                                                        MORTALITY AND
                                                                                       EXPENSE RISK AND
                                                                     REINVESTED         ADMINISTRATIVE        NET INVESTMENT
                           DIVISION                                  DIVIDENDS              CHARGES           INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (Pinnacle IV(TM)) (November 22)*    $               383   $                37   $             346
  Touchstone Balanced (Pinnacle IV(TM))                                       6,042                 7,530              (1,488)
  Touchstone Baron Small Cap (Pinnacle IV(TM))                                    -                23,591             (23,591)
  Touchstone Conservative ETF (Pinnacle IV(TM)) (November 22)*                    1                    42                 (41)
  Touchstone Core Bond (Pinnacle IV(TM))                                     41,774                12,049              29,725
  Touchstone Emerging Growth (Pinnacle IV(TM))                               66,218                14,630              51,588
  Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))                          37,886                19,660              18,226
  Touchstone Enhanced ETF (Pinnacle IV(TM)) (November 22)*                      121                    14                 107
  Touchstone Growth & Income (Pinnacle IV(TM))                               15,277                 8,584               6,693
  Touchstone High Yield (Pinnacle IV(TM))                                   353,273                38,597             314,676
  Touchstone Large Cap Growth (Pinnacle IV(TM))                               3,228                 5,623              (2,395)
  Touchstone Moderate ETF (Pinnacle IV(TM)) (November 22)*                      202                    55                 147
  Touchstone Money Market (Pinnacle IV(TM))                                      71                    82                 (11)
  Touchstone Third Avenue Value (Pinnacle IV(TM))                            17,925                88,508             (70,583)
  Touchstone Value Plus (Pinnacle IV(TM))                                     5,571                10,930              (5,359)
  Touchstone Aggressive ETF (Pinnacle(TM)) (November 22)*                     1,403                   231               1,172
  Touchstone Balanced (Pinnacle(TM))                                         16,987                26,856              (9,869)
  Touchstone Baron Small Cap (Pinnacle(TM))                                       -                57,912             (57,912)
  Touchstone Core Bond (Pinnacle(TM))                                        47,111                20,812              26,299
  Touchstone Emerging Growth (Pinnacle(TM))                                  60,813                14,468              46,345
  Touchstone Enhanced Dividend 30 (Pinnacle(TM))                            306,681               213,534              93,147
  Touchstone Enhanced ETF (Pinnacle(TM)) (November 22)*                           6                     1                   5
  Touchstone Growth & Income (Pinnacle(TM))                                  11,633                 9,404               2,229
  Touchstone High Yield (Pinnacle(TM))                                      492,038               112,104             379,934
  Touchstone Large Cap Growth (Pinnacle(TM))                                106,941               156,895             (49,954)
  Touchstone Moderate ETF (Pinnacle(TM)) (November 22)*                         117                    12                 105
  Touchstone Money Market (Pinnacle(TM))                                    134,097               140,440              (6,343)
  Touchstone Third Avenue Value (Pinnacle(TM))                               60,052               334,617            (274,565)
  Touchstone Value Plus (Pinnacle(TM))                                       37,932                67,824             (29,892)

                                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -------------------------------------------------------------
                                                                                            NET UNREALIZED APPRECIATION
                                                                                           (DEPRECIATION) OF INVESTMENTS
                                                                                      ---------------------------------------
                                                                NET REALIZED GAIN
                                                                (LOSS) ON SALES OF
                           DIVISION                                 INVESTMENTS       BEGINNING OF PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (Pinnacle IV(TM)) (November 22)*    $                 -   $                 -   $              62
  Touchstone Balanced (Pinnacle IV(TM))                                      13,490                30,650              66,634
  Touchstone Baron Small Cap (Pinnacle IV(TM))                              124,315               169,157             471,005
  Touchstone Conservative ETF (Pinnacle IV(TM)) (November 22)*                  551                     -                   -
  Touchstone Core Bond (Pinnacle IV(TM))                                    (11,492)              (18,890)            (15,186)
  Touchstone Emerging Growth (Pinnacle IV(TM))                               69,958                51,214              51,786
  Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))                          48,782                72,733              87,208
  Touchstone Enhanced ETF (Pinnacle IV(TM)) (November 22)*                        -                     -                 135
  Touchstone Growth & Income (Pinnacle IV(TM))                               28,547                25,307              36,493
  Touchstone High Yield (Pinnacle IV(TM))                                   (58,225)              (64,574)           (102,174)
  Touchstone Large Cap Growth (Pinnacle IV(TM))                              56,817                43,782              38,239
  Touchstone Moderate ETF (Pinnacle IV(TM)) (November 22)*                        2                     -                 597
  Touchstone Money Market (Pinnacle IV(TM))                                       -                     -                   -
  Touchstone Third Avenue Value (Pinnacle IV(TM))                           196,892               868,528           2,152,667
  Touchstone Value Plus (Pinnacle IV(TM))                                   119,182               114,304              48,607
  Touchstone Aggressive ETF (Pinnacle(TM)) (November 22)*                         3                     -               2,034
  Touchstone Balanced (Pinnacle(TM))                                         85,610               201,089             281,455
  Touchstone Baron Small Cap (Pinnacle(TM))                                 255,953               680,801           1,493,307
  Touchstone Core Bond (Pinnacle(TM))                                       (26,695)              (49,861)            (32,813)
  Touchstone Emerging Growth (Pinnacle(TM))                                 140,830               120,033              66,168
  Touchstone Enhanced Dividend 30 (Pinnacle(TM))                            128,187               659,214             905,244
  Touchstone Enhanced ETF (Pinnacle(TM)) (November 22)*                           -                     -                  16
  Touchstone Growth & Income (Pinnacle(TM))                                  39,244                55,582              62,236
  Touchstone High Yield (Pinnacle(TM))                                     (274,780)             (458,218)            (92,777)
  Touchstone Large Cap Growth (Pinnacle(TM))                             (3,755,194)           (7,981,075)         (2,750,742)
  Touchstone Moderate ETF (Pinnacle(TM)) (November 22)*                           -                     -                  15
  Touchstone Money Market (Pinnacle(TM))                                          -                     -                   -
  Touchstone Third Avenue Value (Pinnacle(TM))                            1,281,395             3,946,270           8,408,994
  Touchstone Value Plus (Pinnacle(TM))                                      270,165             1,068,424           1,258,481

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET        NET REALIZED AND       NET INCREASE
                                                                UNREALIZED APPRECIATION   UNREALIZED GAIN      (DECREASE) IN NET
                                                                    (DEPRECIATION)           (LOSS) ON       ASSETS RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (Pinnacle IV(TM)) (November 22)*    $                    62   $             62   $                 408
  Touchstone Balanced (Pinnacle IV(TM))                                          35,984             49,474                  47,986
  Touchstone Baron Small Cap (Pinnacle IV(TM))                                  301,848            426,163                 402,572
  Touchstone Conservative ETF (Pinnacle IV(TM)) (November 22)*                        -                551                     510
  Touchstone Core Bond (Pinnacle IV(TM))                                          3,704             (7,788)                 21,937
  Touchstone Emerging Growth (Pinnacle IV(TM))                                      572             70,530                 122,118
  Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))                              14,475             63,257                  81,483
  Touchstone Enhanced ETF (Pinnacle IV(TM)) (November 22)*                          135                135                     242
  Touchstone Growth & Income (Pinnacle IV(TM))                                   11,186             39,733                  46,426
  Touchstone High Yield (Pinnacle IV(TM))                                       (37,600)           (95,825)                218,851
  Touchstone Large Cap Growth (Pinnacle IV(TM))                                  (5,543)            51,274                  48,879
  Touchstone Moderate ETF (Pinnacle IV(TM)) (November 22)*                          597                599                     746
  Touchstone Money Market (Pinnacle IV(TM))                                           -                  -                     (11)
  Touchstone Third Avenue Value (Pinnacle IV(TM))                             1,284,139          1,481,031               1,410,448
  Touchstone Value Plus (Pinnacle IV(TM))                                       (65,697)            53,485                  48,126
  Touchstone Aggressive ETF (Pinnacle(TM)) (November 22)*                         2,034              2,037                   3,209
  Touchstone Balanced (Pinnacle(TM))                                             80,366            165,976                 156,107
  Touchstone Baron Small Cap (Pinnacle(TM))                                     812,506          1,068,459               1,010,547
  Touchstone Core Bond (Pinnacle(TM))                                            17,048             (9,647)                 16,652
  Touchstone Emerging Growth (Pinnacle(TM))                                     (53,865)            86,965                 133,310
  Touchstone Enhanced Dividend 30 (Pinnacle(TM))                                246,030            374,217                 467,364
  Touchstone Enhanced ETF (Pinnacle(TM)) (November 22)*                              16                 16                      21
  Touchstone Growth & Income (Pinnacle(TM))                                       6,654             45,898                  48,127
  Touchstone High Yield (Pinnacle(TM))                                          365,441             90,661                 470,595
  Touchstone Large Cap Growth (Pinnacle(TM))                                  5,230,333          1,475,139               1,425,185
  Touchstone Moderate ETF (Pinnacle(TM)) (November 22)*                              15                 15                     120
  Touchstone Money Market (Pinnacle(TM))                                              -                  -                  (6,343)
  Touchstone Third Avenue Value (Pinnacle(TM))                                4,462,724          5,744,119               5,469,554
  Touchstone Value Plus (Pinnacle(TM))                                          190,057            460,222                 430,330

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME                EXPENSES
                                                                -----------------------------------------
                                                                                        MORTALITY AND
                                                                                       EXPENSE RISK AND
                                                                     REINVESTED         ADMINISTRATIVE        NET INVESTMENT
                           DIVISION                                  DIVIDENDS              CHARGES           INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
  JP Morgan Bond (Pinnacle IV(TM))                              $           250,235   $            68,988   $         181,247
  JP Morgan International Equity (Pinnacle IV(TM))                            1,864                 5,597              (3,733)
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                                   5,228                 9,171              (3,943)
  JP Morgan Bond (Pinnacle(TM))                                             967,121               230,078             737,043
  JP Morgan International Equities (Pinnacle(TM))                            19,144                42,893             (23,749)
  JP Morgan Mid Cap Value (Pinnacle(TM)) (May 1)*                                 -                   608                (608)
  Putnam VT New Opportunities (Pinnacle(TM))
    (January 6)* (May 7)**                                                        -                 4,304              (4,304)
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                       253,932                32,405             221,527
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                            194,323                77,587             116,736
INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle(TM))                                 317,152               225,452              91,700
  Fidelity VIP II Contrafund (Pinnacle(TM))                                  61,516               247,791            (186,275)
  Fidelity VIP III Growth & Income (Pinnacle(TM))                            93,790               135,270             (41,480)
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))                       21,686                51,400             (29,714)
SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV(TM)) (July 14)*                       40,690                58,499             (17,809)
  MFS Capital Opportunities (Pinnacle IV(TM))                                   702                 8,457              (7,755)
  MFS Emerging Growth (Pinnacle IV(TM))                                           -                 7,940              (7,940)
  MFS Investors Growth Stock (Pinnacle IV(TM))                                    -                 7,675              (7,675)
  MFS Mid Cap Growth (Pinnacle IV(TM))                                            -                16,825             (16,825)
  MFS New Discovery (Pinnacle IV(TM))                                             -                11,891             (11,891)
  MFS Total Return (Pinnacle IV(TM))                                         88,716                87,566               1,150
  Fidelity VIP Growth (Pinnacle(TM))                                          7,115                60,483             (53,368)
  Fidelity VIP III Mid Cap (Pinnacle(TM))                                         -               170,466            (170,466)
  MFS Capital Opportunities (Pinnacle(TM))                                    3,535                28,696             (25,161)
  MFS Emerging Growth (Pinnacle(TM))                                              -                15,568             (15,568)
  MFS Investors Growth Stock (Pinnacle(TM)) (May 1)*                              -                     2                  (2)
  MFS Investors Trust (Pinnacle(TM)) (May 7)**                                3,685                 4,415                (730)
  MFS Mid Cap Growth (Pinnacle(TM))                                               -                43,587             (43,587)
  MFS New Discovery (Pinnacle(TM))                                                -                22,058             (22,058)

                                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -------------------------------------------------------------
                                                                                            NET UNREALIZED APPRECIATION
                                                                                           (DEPRECIATION) OF INVESTMENTS
                                                                                      ---------------------------------------
                                                                NET REALIZED GAIN
                                                                (LOSS) ON SALES OF
                           DIVISION                                 INVESTMENTS       BEGINNING OF PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------
  JP Morgan Bond (Pinnacle IV(TM))                              $           (14,673)  $            16,336   $         (29,509)
  JP Morgan International Equity (Pinnacle IV(TM))                           44,390                54,736              81,478
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                                  48,230                30,317             103,840
  JP Morgan Bond (Pinnacle(TM))                                             (44,339)              391,061             141,525
  JP Morgan International Equities (Pinnacle(TM))                           218,643               717,214             988,176
  JP Morgan Mid Cap Value (Pinnacle(TM)) (May 1)*                             4,945                     -              14,397
  Putnam VT New Opportunities (Pinnacle(TM))
    (January 6)* (May 7)**                                                   74,615                55,654                   -
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                       146,459               523,557             323,545
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                            335,605             1,049,819           2,338,574
INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle(TM))                                  (6,488)              737,550           2,239,430
  Fidelity VIP II Contrafund (Pinnacle(TM))                                 (19,908)            2,783,246           5,444,055
  Fidelity VIP III Growth & Income (Pinnacle(TM))                          (618,991)             (345,358)            702,888
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))                     (493,589)             (589,866)            121,408
SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV(TM)) (July 14)*                            -                     -                   -
  MFS Capital Opportunities (Pinnacle IV(TM))                                (9,366)               (1,467)             91,826
  MFS Emerging Growth (Pinnacle IV(TM))                                      33,541                55,822              96,882
  MFS Investors Growth Stock (Pinnacle IV(TM))                               (4,428)               20,027              76,704
  MFS Mid Cap Growth (Pinnacle IV(TM))                                      123,866               111,618              99,528
  MFS New Discovery (Pinnacle IV(TM))                                        (8,230)               73,206             127,364
  MFS Total Return (Pinnacle IV(TM))                                         35,734               488,919           1,018,908
  Fidelity VIP Growth (Pinnacle(TM))                                        531,349               611,471             237,100
  Fidelity VIP III Mid Cap (Pinnacle(TM))                                   778,033             2,458,136           4,572,307
  MFS Capital Opportunities (Pinnacle(TM))                                 (175,593)             (634,878)           (207,120)
  MFS Emerging Growth (Pinnacle(TM))                                       (249,160)             (551,782)           (182,115)
  MFS Investors Growth Stock (Pinnacle(TM)) (May 1)*                              8                     -                   -
  MFS Investors Trust (Pinnacle(TM)) (May 7)**                               13,386                33,782                   -
  MFS Mid Cap Growth (Pinnacle(TM))                                          30,983               (32,332)            347,379
  MFS New Discovery (Pinnacle(TM))                                          (37,976)              (88,379)             22,522

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET        NET REALIZED AND       NET INCREASE
                                                                UNREALIZED APPRECIATION   UNREALIZED GAIN      (DECREASE) IN NET
                                                                    (DEPRECIATION)           (LOSS) ON       ASSETS RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  JP Morgan Bond (Pinnacle IV(TM))                              $               (45,845)  $        (60,518)  $             120,729
  JP Morgan International Equity (Pinnacle IV(TM))                               26,742             71,132                  67,399
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                                      73,523            121,753                 117,810
  JP Morgan Bond (Pinnacle(TM))                                                (249,536)          (293,875)                443,168
  JP Morgan International Equities (Pinnacle(TM))                               270,962            489,605                 465,856
  JP Morgan Mid Cap Value (Pinnacle(TM)) (May 1)*                                14,397             19,342                  18,734
  Putnam VT New Opportunities (Pinnacle(TM))
    (January 6)* (May 7)**                                                      (55,654)            18,961                  14,657
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                          (200,012)           (53,553)                167,974
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                              1,288,755          1,624,360               1,741,096
INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle(TM))                                   1,501,880          1,495,392               1,587,092
  Fidelity VIP II Contrafund (Pinnacle(TM))                                   2,660,809          2,640,901               2,454,626
  Fidelity VIP III Growth & Income (Pinnacle(TM))                             1,048,246            429,255                 387,775
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))                          711,274            217,685                 187,971
SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV(TM)) (July 14)*                                -                  -                 (17,809)
  MFS Capital Opportunities (Pinnacle IV(TM))                                    93,293             83,927                  76,172
  MFS Emerging Growth (Pinnacle IV(TM))                                          41,060             74,601                  66,661
  MFS Investors Growth Stock (Pinnacle IV(TM))                                   56,677             52,249                  44,574
  MFS Mid Cap Growth (Pinnacle IV(TM))                                          (12,090)           111,776                  94,951
  MFS New Discovery (Pinnacle IV(TM))                                            54,158             45,928                  34,037
  MFS Total Return (Pinnacle IV(TM))                                            529,989            565,723                 566,873
  Fidelity VIP Growth (Pinnacle(TM))                                           (374,371)           156,978                 103,610
  Fidelity VIP III Mid Cap (Pinnacle(TM))                                     2,114,171          2,892,204               2,721,738
  MFS Capital Opportunities (Pinnacle(TM))                                      427,758            252,165                 227,004
  MFS Emerging Growth (Pinnacle(TM))                                            369,667            120,507                 104,939
  MFS Investors Growth Stock (Pinnacle(TM)) (May 1)*                                  -                  8                       6
  MFS Investors Trust (Pinnacle(TM)) (May 7)**                                  (33,782)           (20,396)                (21,126)
  MFS Mid Cap Growth (Pinnacle(TM))                                             379,711            410,694                 367,107
  MFS New Discovery (Pinnacle(TM))                                              110,901             72,925                  50,867

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME                EXPENSES
                                                                -----------------------------------------
                                                                                        MORTALITY AND
                                                                                       EXPENSE RISK AND
                                                                     REINVESTED         ADMINISTRATIVE        NET INVESTMENT
                           DIVISION                                  DIVIDENDS              CHARGES           INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Total Return (Pinnacle(TM)) (May 1)*                      $                 -   $               430   $            (430)
  MFS Investors Trust (Pinnacle IV(TM)) (May 7)**                             1,471                 1,723                (252)
  MFS Research (Pinnacle IV(TM)) (May 7)**                                    1,271                   508                 763
SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV(TM)) (May 1)*                           -                   648                (648)
  Fidelity VIP Balanced (Pinnacle IV(TM)) (May 1)*                            4,562                 6,692              (2,130)
  Fidelity VIP Contrafund (Pinnacle IV(TM))                                   8,219                70,125             (61,906)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))                     -                   594                (594)
  Fidelity VIP Equity-Income (Pinnacle IV(TM))                              110,843               103,402               7,441
  Fidelity VIP Growth (Pinnacle IV(TM))                                       2,808                39,226             (36,418)
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                             29,680                61,175             (31,495)
  Fidelity VIP Growth Opportunities
    (Pinnacle IV(TM)) (May 1)*                                                  597                 3,518              (2,921)
  Fidelity VIP High Income (Pinnacle IV(TM))                                281,472                34,129             247,343
  Fidelity VIP Investment Grade Bond
    (Pinnacle IV(TM)) (May 1)*                                                    -                   663                (663)
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                                          -                66,822             (66,822)
  Fidelity VIP Overseas (Pinnacle IV(TM)) (May 1)*                                -                   332                (332)
  Fidelity VIP Balanced (Pinnacle(TM)) (May 1)*                                   -                 3,847              (3,847)
  Fidelity VIP Dynamic Capital Appreciation
    (Pinnacle(TM)) (May 1)*                                                       -                 1,127              (1,127)
  Fidelity VIP High Income (Pinnacle(TM)) (May 1)*                                -                 9,347              (9,347)
  Fidelity VIP Investment Grade Bond (Pinnacle(TM)) (May 1)*                      -                 3,998              (3,998)
  Fidelity VIP Overseas (Pinnacle(TM)) (May 1)*                                   -                   254                (254)
SERVICE SHARES:
  Janus Aspen Growth (Pinnacle(TM)) (May 7)**                                     -                 3,631              (3,631)
  Janus Aspen Mid Cap Growth (Pinnacle(TM)) (May 7)**                             -                 3,962              (3,962)
  Janus Aspen Mid Cap Growth (Pinnacle IV(TM)) (May 7)**                          -                   956                (956)
  Janus Aspen Growth (Pinnacle IV(TM)) (May 7)**                                  -                 1,524              (1,524)
  Janus Aspen Worldwide Growth (Pinnacle IV(TM)) (May 7)**                        -                 3,908              (3,908)
  Janus Aspen International Growth
    (Pinnacle IV(TM)) (May 7)**                                                   -                 1,216              (1,216)

                                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -------------------------------------------------------------
                                                                                            NET UNREALIZED APPRECIATION
                                                                                           (DEPRECIATION) OF INVESTMENTS
                                                                                      ---------------------------------------
                                                                NET REALIZED GAIN
                                                                (LOSS) ON SALES OF
                           DIVISION                                 INVESTMENTS       BEGINNING OF PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Total Return (Pinnacle(TM)) (May 1)*                      $                26   $                 -   $           7,359
  MFS Investors Trust (Pinnacle IV(TM)) (May 7)**                             3,887                12,432                   -
  MFS Research (Pinnacle IV(TM)) (May 7)**                                    2,710                 5,188                   -
SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV(TM)) (May 1)*                          20                     -               5,631
  Fidelity VIP Balanced (Pinnacle IV(TM)) (May 1)*                            1,081                 5,095              34,027
  Fidelity VIP Contrafund (Pinnacle IV(TM))                                 417,681               479,767             814,004
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM)                     45                 3,199               4,030
  Fidelity VIP Equity-Income (Pinnacle IV(TM))                               36,814               998,361           1,658,224
  Fidelity VIP Growth (Pinnacle IV(TM))                                     255,233               273,076             126,154
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                             49,466               132,101             297,395
  Fidelity VIP Growth Opportunities
    (Pinnacle IV(TM)) (May 1)*                                               15,704                17,190              17,151
  Fidelity VIP High Income (Pinnacle IV(TM))                               (161,465)               99,591              92,875
  Fidelity VIP Investment Grade Bond
    (Pinnacle IV(TM)) (May 1)*                                                  224                     -               2,793
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                                    537,365               887,970           1,443,004
  Fidelity VIP Overseas (Pinnacle IV(TM)) (May 1)*                               40                     -               6,245
  Fidelity VIP Balanced (Pinnacle(TM)) (May 1)*                                 161                     -              23,994
  Fidelity VIP Dynamic Capital Appreciation
    (Pinnacle(TM)) (May 1)*                                                      (6)                    -               2,680
  Fidelity VIP High Income (Pinnacle(TM)) (May 1)*                            6,129                     -              86,638
  Fidelity VIP Investment Grade Bond (Pinnacle(TM)) (May 1)*                    540                     -              24,878
  Fidelity VIP Overseas (Pinnacle(TM)) (May 1)*                                  97                     -               6,079
SERVICE SHARES:
  Janus Aspen Growth (Pinnacle(TM)) (May 7)**                                13,721                15,522                   -
  Janus Aspen Mid Cap Growth (Pinnacle(TM)) (May 7)**                       (53,260)             (203,968)                  -
  Janus Aspen Mid Cap Growth (Pinnacle IV(TM)) (May 7)**                     26,919                22,801                   -
  Janus Aspen Growth (Pinnacle IV(TM)) (May 7)**                              7,577                17,553                   -
  Janus Aspen Worldwide Growth (Pinnacle IV(TM)) (May 7)**                   86,501               106,742                   -
  Janus Aspen International Growth
    (Pinnacle IV(TM)) (May 7)**                                              27,187                26,586                   -

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET        NET REALIZED AND       NET INCREASE
                                                                UNREALIZED APPRECIATION   UNREALIZED GAIN      (DECREASE) IN NET
                                                                    (DEPRECIATION)           (LOSS) ON       ASSETS RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Total Return (Pinnacle(TM)) (May 1)*                      $                 7,359   $          7,385   $               6,955
  MFS Investors Trust (Pinnacle IV(TM)) (May 7)**                               (12,432)            (8,545)                 (8,797)
  MFS Research (Pinnacle IV(TM)) (May 7)**                                       (5,188)            (2,478)                 (1,715)
SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV(TM)) (May 1)*                           5,631              5,651                   5,003
  Fidelity VIP Balanced (Pinnacle IV(TM)) (May 1)*                               28,932             30,013                  27,883
  Fidelity VIP Contrafund (Pinnacle IV(TM))                                     334,237            751,918                 690,012
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM)                        831                876                     282
  Fidelity VIP Equity-Income (Pinnacle IV(TM))                                  659,863            696,677                 704,118
  Fidelity VIP Growth (Pinnacle IV(TM))                                        (146,922)           108,311                  71,893
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                                165,294            214,760                 183,265
  Fidelity VIP Growth Opportunities
    (Pinnacle IV(TM)) (May 1)*                                                      (39)            15,665                  12,744
  Fidelity VIP High Income (Pinnacle IV(TM))                                     (6,716)          (168,181)                 79,162
  Fidelity VIP Investment Grade Bond
    (Pinnacle IV(TM)) (May 1)*                                                    2,793              3,017                   2,354
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                                        555,034          1,092,399               1,025,577
  Fidelity VIP Overseas (Pinnacle IV(TM)) (May 1)*                                6,245              6,285                   5,953
  Fidelity VIP Balanced (Pinnacle(TM)) (May 1)*                                  23,994             24,155                  20,308
  Fidelity VIP Dynamic Capital Appreciation
    (Pinnacle(TM)) (May 1)*                                                       2,680              2,674                   1,547
  Fidelity VIP High Income (Pinnacle(TM)) (May 1)*                               86,638             92,767                  83,420
  Fidelity VIP Investment Grade Bond (Pinnacle(TM)) (May 1)*                     24,878             25,418                  21,420
  Fidelity VIP Overseas (Pinnacle(TM)) (May 1)*                                   6,079              6,176                   5,922
SERVICE SHARES:
  Janus Aspen Growth (Pinnacle(TM)) (May 7)**                                   (15,522)            (1,801)                 (5,432)
  Janus Aspen Mid Cap Growth (Pinnacle(TM)) (May 7)**                           203,968            150,708                 146,746
  Janus Aspen Mid Cap Growth (Pinnacle IV(TM)) (May 7)**                        (22,801)             4,118                   3,162
  Janus Aspen Growth (Pinnacle IV(TM)) (May 7)**                                (17,553)            (9,976)                (11,500)
  Janus Aspen Worldwide Growth (Pinnacle IV(TM)) (May 7)**                     (106,742)           (20,241)                (24,149)
  Janus Aspen International Growth
    (Pinnacle IV(TM)) (May 7)**                                                 (26,586)               601                    (615)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME                EXPENSES
                                                                -----------------------------------------
                                                                                        MORTALITY AND
                                                                                       EXPENSE RISK AND
                                                                     REINVESTED         ADMINISTRATIVE        NET INVESTMENT
                           DIVISION                                  DIVIDENDS              CHARGES           INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth (Pinnacle(TM)) (May 7)**         $                 -   $            65,007   $         (65,007)
CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                     52,984                 7,168              45,816
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                          92,296                39,327              52,969
  Franklin Growth and Income Securities
    (Pinnacle(TM)) (January 6)*                                             402,377               210,404             191,973
  Franklin Income Securities (Pinnacle(TM)) (January 6)*                  1,022,464               430,128             592,336
CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV(TM))                                    -                 3,474              (3,474)
  Putnam VT Growth and Income (Pinnacle IV(TM))                              15,144                15,204                 (60)
  Putnam VT International Equity (Pinnacle IV(TM))                            5,872                 6,161                (289)
  Putnam VT New Opportunities (Pinnacle IV(TM))
    (January 6)* (May 7)**                                                        -                 1,196              (1,196)
  Putnam VT Small Cap Value (Pinnacle IV(TM))                                14,975                63,304             (48,329)
  Putnam VT The George Putnam Fund of Boston
    (Pinnacle IV(TM)) (January 6)*                                            1,442                 3,659              (2,217)
  Putnam VT Voyager (Pinnacle IV(TM)) (January 6)*                              326                 2,715              (2,389)
  Putnam VT Discovery Growth (Pinnacle(TM))                                       -                 1,498              (1,498)
  Putnam VT Growth and Income (Pinnacle(TM))                                 12,516                10,214               2,302
  Putnam VT International Equity (Pinnacle(TM))                              23,134                18,320               4,814
  Putnam VT Small Cap Value (Pinnacle(TM))                                   12,944                50,223             (37,279)
  Putnam VT The George Putnam Fund of Boston
    (Pinnacle(TM)) (January 6)*                                               8,705                 5,697               3,008
  Putnam VT Voyager (Pinnacle(TM)) (January 6)*                                 219                 3,151              (2,932)
CLASS 2:
  Franklin Growth and Income Securities
    (Pinnacle IV(TM)) (January 6)*                                           23,904                14,094               9,810
  Franklin Income Securities (Pinnacle IV(TM)) (January 6)*                 112,767                53,879              58,888
  Franklin Large Cap Growth Securities
    (Pinnacle IV(TM)) (January 6)*                                            3,350                 9,704              (6,354)
  Franklin Mutual Shares Securities
    (Pinnacle IV(TM)) (January 6)*                                           11,259                21,017              (9,758)
  Templeton Foreign Securities Fund
    (Pinnacle IV(TM)) (January 6)*                                            9,053                11,818              (2,765)
  Templeton Growth Securities (Pinnacle IV(TM)) (January 6)*                  4,740                 8,533              (3,793)
  Van Kampen LIT Comstock (Pinnacle IV(TM)) (January 6)*                      2,770                10,268              (7,498)
  Van Kampen LIT Emerging Growth
    (Pinnacle IV(TM)) (January 6)*                                                -                 4,387              (4,387)

                                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -------------------------------------------------------------
                                                                                            NET UNREALIZED APPRECIATION
                                                                                           (DEPRECIATION) OF INVESTMENTS
                                                                                      ---------------------------------------
                                                                NET REALIZED GAIN
                                                                (LOSS) ON SALES OF
                           DIVISION                                 INVESTMENTS       BEGINNING OF PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth (Pinnacle(TM)) (May 7)**         $           541,695   $           776,748   $               -
CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                     16,557                35,120              19,932
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                         215,990               255,643             870,160
  Franklin Growth and Income Securities
    (Pinnacle(TM)) (January 6)*                                             404,534             2,651,475           3,436,595
  Franklin Income Securities (Pinnacle(TM)) (January 6)*                  1,252,949             5,864,300           7,746,690
CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV(TM))                                3,875                 5,862              20,980
  Putnam VT Growth and Income (Pinnacle IV(TM))                               8,712               128,699             229,704
  Putnam VT International Equity (Pinnacle IV(TM))                           29,121                66,933             103,073
  Putnam VT New Opportunities (Pinnacle IV(TM))
    (January 6)* (May 7)**                                                   12,844                 6,262                   -
  Putnam VT Small Cap Value (Pinnacle IV(TM))                               172,140               688,317           1,569,558
  Putnam VT The George Putnam Fund of Boston
    (Pinnacle IV(TM)) (January 6)*                                              760                 1,662              28,304
  Putnam VT Voyager (Pinnacle IV(TM)) (January 6)*                              831                 4,685              18,233
  Putnam VT Discovery Growth (Pinnacle(TM))                                   7,104                12,007               6,785
  Putnam VT Growth and Income (Pinnacle(TM))                                 73,284               127,031             123,138
  Putnam VT International Equity (Pinnacle(TM))                              49,309               102,313             208,422
  Putnam VT Small Cap Value (Pinnacle(TM))                                  180,244               558,233           1,236,553
  Putnam VT The George Putnam Fund of Boston
    (Pinnacle(TM)) (January 6)*                                               5,392                39,918              57,397
  Putnam VT Voyager (Pinnacle(TM)) (January 6)*                               2,424                 9,145              18,539
CLASS 2:
  Franklin Growth and Income Securities
    (Pinnacle IV(TM)) (January 6)*                                           19,811                95,015             153,645
  Franklin Income Securities (Pinnacle IV(TM)) (January 6)*                  83,950               385,866             740,973
  Franklin Large Cap Growth Securities
    (Pinnacle IV(TM)) (January 6)*                                           16,010                19,515              53,413
  Franklin Mutual Shares Securities
    (Pinnacle IV(TM)) (January 6)*                                           68,611                83,295             203,500
  Templeton Foreign Securities Fund
    (Pinnacle IV(TM)) (January 6)*                                           18,293                30,653             161,759
  Templeton Growth Securities (Pinnacle IV(TM)) (January 6)*                 41,312                34,249              94,605
  Van Kampen LIT Comstock (Pinnacle IV(TM)) (January 6)*                     15,924                19,704             143,322
  Van Kampen LIT Emerging Growth
    (Pinnacle IV(TM)) (January 6)*                                           (6,845)                1,545              24,220

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET        NET REALIZED AND       NET INCREASE
                                                                UNREALIZED APPRECIATION   UNREALIZED GAIN      (DECREASE) IN NET
                                                                    (DEPRECIATION)           (LOSS) ON       ASSETS RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth (Pinnacle(TM)) (May 7)**         $              (776,748)  $       (235,053)  $            (300,060)
CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                        (15,188)             1,369                  47,185
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                             614,517            830,507                 883,476
  Franklin Growth and Income Securities
    (Pinnacle(TM)) (January 6)*                                                 785,120          1,189,654               1,381,627
  Franklin Income Securities (Pinnacle(TM)) (January 6)*                      1,882,390          3,135,339               3,727,675
CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV(TM))                                   15,118             18,993                  15,519
  Putnam VT Growth and Income (Pinnacle IV(TM))                                 101,005            109,717                 109,657
  Putnam VT International Equity (Pinnacle IV(TM))                               36,140             65,261                  64,972
  Putnam VT New Opportunities (Pinnacle IV(TM))
    (January 6)* (May 7)**                                                       (6,262)             6,582                   5,386
  Putnam VT Small Cap Value (Pinnacle IV(TM))                                   881,241          1,053,381               1,005,052
  Putnam VT The George Putnam Fund of Boston
    (Pinnacle IV(TM)) (January 6)*                                               26,642             27,402                  25,185
  Putnam VT Voyager (Pinnacle IV(TM)) (January 6)*                               13,548             14,379                  11,990
  Putnam VT Discovery Growth (Pinnacle(TM))                                      (5,222)             1,882                     384
  Putnam VT Growth and Income (Pinnacle(TM))                                     (3,893)            69,391                  71,693
  Putnam VT International Equity (Pinnacle(TM))                                 106,109            155,418                 160,232
  Putnam VT Small Cap Value (Pinnacle(TM))                                      678,320            858,564                 821,285
  Putnam VT The George Putnam Fund of Boston
    (Pinnacle(TM)) (January 6)*                                                  17,479             22,871                  25,879
  Putnam VT Voyager (Pinnacle(TM)) (January 6)*                                   9,394             11,818                   8,886
CLASS 2:
  Franklin Growth and Income Securities
    (Pinnacle IV(TM)) (January 6)*                                               58,630             78,441                  88,251
  Franklin Income Securities (Pinnacle IV(TM)) (January 6)*                     355,107            439,057                 497,945
  Franklin Large Cap Growth Securities
    (Pinnacle IV(TM)) (January 6)*                                               33,898             49,908                  43,554
  Franklin Mutual Shares Securities
    (Pinnacle IV(TM)) (January 6)*                                              120,205            188,816                 179,058
  Templeton Foreign Securities Fund
    (Pinnacle IV(TM)) (January 6)*                                              131,106            149,399                 146,634
  Templeton Growth Securities (Pinnacle IV(TM)) (January 6)*                     60,356            101,668                  97,875
  Van Kampen LIT Comstock (Pinnacle IV(TM)) (January 6)*                        123,618            139,542                 132,044
  Van Kampen LIT Emerging Growth
    (Pinnacle IV(TM)) (January 6)*                                               22,675             15,830                  11,443

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                                   INVESTMENT
                                                                     INCOME                EXPENSES
                                                                -----------------------------------------
                                                                                        MORTALITY AND
                                                                                       EXPENSE RISK AND
                                                                     REINVESTED         ADMINISTRATIVE        NET INVESTMENT
                           DIVISION                                  DIVIDENDS              CHARGES           INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Equity
    (Pinnacle IV(TM)) (January 6)*                              $             3,007   $             7,182   $          (4,175)
  Franklin Large Cap Growth Securities
    (Pinnacle(TM)) (January 6)*                                               1,522                 4,158              (2,636)
  Franklin Mutual Shares Securities
    (Pinnacle(TM)) (January 6)*                                              16,361                27,671             (11,310)
  Templeton Foreign Securities Fund
    (Pinnacle(TM)) (January 6)*                                              14,684                18,031              (3,347)
  Templeton Growth Securities (Pinnacle(TM)) (January 6)*                    10,532                12,643              (2,111)
  Van Kampen LIT Comstock (Pinnacle(TM)) (January 6)*                         4,815                 9,748              (4,933)
  Van Kampen LIT Emerging Growth (Pinnacle(TM)) (January 6)*                      -                 2,337              (2,337)
  Van Kampen UIF Emerging Markets Equity
    (Pinnacle(TM)) (January 6)*                                               2,465                 4,131              (1,666)
CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                             4,310                 5,994              (1,684)
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                             19,453                25,572              (6,119)
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                               1,432                 4,073              (2,641)
  Scudder VIT EAFE Equity Index (Pinnacle(TM))                               49,064               133,924             (84,860)
  Scudder VIT Equity 500 Index (Pinnacle(TM))                               202,570               247,340             (44,770)
  Scudder VIT Small Cap Index (Pinnacle(TM))                                 24,111                71,785             (47,674)
CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                             4,873                 9,547              (4,674)
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                             38,679                71,245             (32,566)
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                               2,026                13,127             (11,101)

                                                                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -------------------------------------------------------------
                                                                                            NET UNREALIZED APPRECIATION
                                                                                           (DEPRECIATION) OF INVESTMENTS
                                                                                      ---------------------------------------
                                                                NET REALIZED GAIN
                                                                (LOSS) ON SALES OF
                           DIVISION                                 INVESTMENTS       BEGINNING OF PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Equity
    (Pinnacle IV(TM)) (January 6)*                              $            16,376   $            47,336   $         172,709
  Franklin Large Cap Growth Securities
    (Pinnacle(TM)) (January 6)*                                              19,137                16,426              27,283
  Franklin Mutual Shares Securities
    (Pinnacle(TM)) (January 6)*                                             149,035               253,870             327,306
  Templeton Foreign Securities Fund
    (Pinnacle(TM)) (January 6)*                                              58,178                81,258             233,887
  Templeton Growth Securities (Pinnacle(TM)) (January 6)*                    13,389                35,929             184,601
  Van Kampen LIT Comstock (Pinnacle(TM)) (January 6)*                        49,663                41,350              99,504
  Van Kampen LIT Emerging Growth (Pinnacle(TM)) (January 6)*                 (7,954)                6,443              18,706
  Van Kampen UIF Emerging Markets Equity
    (Pinnacle(TM)) (January 6)*                                              16,251                21,105              45,691
CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                             1,880                 9,129             102,115
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                            164,777               319,814             313,101
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                              57,217                58,079              39,749
  Scudder VIT EAFE Equity Index (Pinnacle(TM))                              380,806               378,728           2,556,590
  Scudder VIT Equity 500 Index (Pinnacle(TM))                               660,517             2,814,679           3,744,215
  Scudder VIT Small Cap Index (Pinnacle(TM))                                188,500               602,536           1,165,735
CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                             2,206                 6,274             175,160
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                            219,953               660,782             888,398
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                             121,635               122,774             110,874

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON
                                                                               INVESTMENTS
                                                                ------------------------------------------
                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                                                   (DEPRECIATION) OF
                                                                      INVESTMENTS
                                                                -----------------------
                                                                     CHANGE IN NET        NET REALIZED AND       NET INCREASE
                                                                UNREALIZED APPRECIATION   UNREALIZED GAIN      (DECREASE) IN NET
                                                                    (DEPRECIATION)           (LOSS) ON       ASSETS RESULTING FROM
                           DIVISION                                DURING THE PERIOD        INVESTMENTS           OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Equity
    (Pinnacle IV(TM)) (January 6)*                              $               125,373   $        141,749   $             137,574
  Franklin Large Cap Growth Securities
    (Pinnacle(TM)) (January 6)*                                                  10,857             29,994                  27,358
  Franklin Mutual Shares Securities
    (Pinnacle(TM)) (January 6)*                                                  73,436            222,471                 211,161
  Templeton Foreign Securities Fund
    (Pinnacle(TM)) (January 6)*                                                 152,629            210,807                 207,460
  Templeton Growth Securities (Pinnacle(TM)) (January 6)*                       148,672            162,061                 159,950
  Van Kampen LIT Comstock (Pinnacle(TM)) (January 6)*                            58,154            107,817                 102,884
  Van Kampen LIT Emerging Growth (Pinnacle(TM)) (January 6)*                     12,263              4,309                   1,972
  Van Kampen UIF Emerging Markets Equity
    (Pinnacle(TM)) (January 6)*                                                  24,586             40,837                  39,171
CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                                92,986             94,866                  93,182
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                                 (6,713)           158,064                 151,945
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                                 (18,330)            38,887                  36,246
  Scudder VIT EAFE Equity Index (Pinnacle(TM))                                2,177,862          2,558,668               2,473,808
  Scudder VIT Equity 500 Index (Pinnacle(TM))                                   929,536          1,590,053               1,545,283
  Scudder VIT Small Cap Index (Pinnacle(TM))                                    563,199            751,699                 704,025
CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                               168,886            171,092                 166,418
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                                227,616            447,569                 415,003
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                                 (11,900)           109,735                  98,634

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                      For the Year Ended December 31, 2004

                                                       INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                         --------------------------------------------------------------------------------
                                                                                     CHANGE IN NET
                                                                                      UNREALIZED         NET INCREASE IN
                                                              NET REALIZED GAIN      APPRECIATION          NET ASSETS
                                           NET INVESTMENT     (LOSS) ON SALE OF      (DEPRECIATION)      RESULTING FROM
                DIVISION                   INCOME (LOSS)         INVESTMENTS       DURING THE PERIOD       OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM)) (November 22)*     $             346    $               -    $              62    $             408
  Touchstone Balanced
    (Pinnacle IV(TM))                               (1,488)              13,490               35,984               47,986
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                              (23,591)             124,315              301,848              402,572
  Touchstone Conservative ETF
    (Pinnacle IV(TM)) (November 22)*                   (41)                 551                    -                  510
  Touchstone Core Bond
    (Pinnacle IV(TM))                               29,725              (11,492)               3,704               21,937
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                               51,588               69,958                  572              122,118
  Touchstone Enhanced Dividend 30
    (Pinnacle IV(TM))                               18,226               48,782               14,475               81,483
  Touchstone Enhanced ETF
    (Pinnacle IV(TM)) (November 22)*                   107                    -                  135                  242
  Touchstone Growth & Income
    (Pinnacle IV(TM))                                6,693               28,547               11,186               46,426
  Touchstone High Yield
    (Pinnacle IV(TM))                              314,676              (58,225)             (37,600)             218,851
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                               (2,395)              56,817               (5,543)              48,879
  Touchstone Moderate ETF
    (Pinnacle IV(TM)) (November 22)*                   147                    2                  597                  746
  Touchstone Money Market
    (Pinnacle IV(TM))                                  (11)                   -                    -                  (11)
  Touchstone Third Avenue Value
    (Pinnacle IV(TM))                              (70,583)             196,892            1,284,139            1,410,448
  Touchstone Value Plus
    (Pinnacle IV(TM))                               (5,359)             119,182              (65,697)              48,126
  Touchstone Aggressive ETF
    (Pinnacle(TM)) (November 22)*                    1,172                    3                2,034                3,209
  Touchstone Balanced
    (Pinnacle(TM))                                  (9,869)              85,610               80,366              156,107
  Touchstone Baron Small Cap
    (Pinnacle(TM))                                 (57,912)             255,953              812,506            1,010,547
  Touchstone Core Bond
    (Pinnacle(TM))                                  26,299              (26,695)              17,048               16,652
  Touchstone Emerging Growth
    (Pinnacle(TM))                                  46,345              140,830              (53,865)             133,310
  Touchstone Enhanced Dividend 30
    (Pinnacle(TM))                                  93,147              128,187              246,030              467,364
  Touchstone Enhanced ETF
    (Pinnacle(TM)) (November 22)*                        5                    -                   16                   21
  Touchstone Growth & Income
    (Pinnacle(TM))                                   2,229               39,244                6,654               48,127
  Touchstone High Yield
    (Pinnacle(TM))                                 379,934             (274,780)             365,441              470,595
  Touchstone Large Cap Growth
    (Pinnacle(TM))                                 (49,954)          (3,755,194)           5,230,333            1,425,185
  Touchstone Moderate ETF
    (Pinnacle(TM)) (November 22)*                      105                    -                   15                  120
  Touchstone Money Market
    (Pinnacle(TM))                                  (6,343)                   -                    -               (6,343)
  Touchstone Third Avenue Value
    (Pinnacle(TM))                                (274,565)           1,281,395            4,462,724            5,469,554
  Touchstone Value Plus
    (Pinnacle(TM))                                 (29,892)             270,165              190,057              430,330
  JP Morgan Bond
    (Pinnacle IV(TM))                              181,247              (14,673)             (45,845)             120,729
  JP Morgan International Equity
    (Pinnacle IV(TM))                               (3,733)              44,390               26,742               67,399
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                               (3,943)              48,230               73,523              117,810
  JP Morgan Bond
    (Pinnacle(TM))                                 737,043              (44,339)            (249,536)             443,168
  JP Morgan International Equities
    (Pinnacle(TM))                                 (23,749)             218,643              270,962              465,856
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*                           (608)               4,945               14,397               18,734
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**                        (4,304)              74,615              (55,654)              14,657
  Van Kampen UIF Emerging Markets Debt
    (Pinnacle(TM))                                 221,527              146,459             (200,012)             167,974
  Van Kampen UIF U.S. Real Estate
    (Pinnacle(TM))                                 116,736              335,605            1,288,755            1,741,096
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                                  91,700               (6,488)           1,501,880            1,587,092
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                                (186,275)             (19,908)           2,660,809            2,454,626
  Fidelity VIP III Growth & Income
    (Pinnacle(TM))                                 (41,480)            (618,991)           1,048,246              387,775

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         ----------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                              NET TRANSFERS                     (DECREASE) IN NET
                                         CONTRIBUTIONS        CONTRACT            AMONG          CONTRACT           ASSETS FROM
                                         FROM CONTRACT    TERMINATIONS AND     INVESTMENT       MAINTENANCE      CONTRACT RELATED
                DIVISION                    HOLDERS           BENEFITS           OPTIONS          CHARGES          TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM)) (November 22)*     $           -    $              -    $      66,573    $           -    $          66,573
  Touchstone Balanced
    (Pinnacle IV(TM))                          188,308             (29,847)         178,455             (372)             336,544
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                          358,372             (89,826)         343,934             (463)             612,017
  Touchstone Conservative ETF
    (Pinnacle IV(TM)) (November 22)*                 -            (115,817)         115,307                -                 (510)
  Touchstone Core Bond
    (Pinnacle IV(TM))                          461,327             (53,152)           6,460             (571)             414,064
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                          220,600             (38,609)         348,131             (708)             529,414
  Touchstone Enhanced Dividend 30
    (Pinnacle IV(TM))                          297,931             (44,610)          68,006           (1,166)             320,161
  Touchstone Enhanced ETF
    (Pinnacle IV(TM)) (November 22)*            38,000                   -               10                -               38,010
  Touchstone Growth & Income
    (Pinnacle IV(TM))                          559,637              (9,223)         (66,992)             (94)             483,328
  Touchstone High Yield
    (Pinnacle IV(TM))                          689,675            (120,992)       2,683,766           (1,184)           3,251,265
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                          350,495             (18,418)        (374,100)            (294)             (42,317)
  Touchstone Moderate ETF
    (Pinnacle IV(TM)) (November 22)*                 -                (181)          35,115                -               34,934
  Touchstone Money Market
    (Pinnacle IV(TM))                                -                (840)          (2,750)              (5)              (3,595)
  Touchstone Third Avenue Value
    (Pinnacle IV(TM))                        1,550,237            (379,627)         755,051           (3,231)           1,922,430
  Touchstone Value Plus
    (Pinnacle IV(TM))                           90,048             (78,998)          67,957             (213)              78,794
  Touchstone Aggressive ETF
    (Pinnacle(TM)) (November 22)*                    -                   -          242,336                -              242,336
  Touchstone Balanced
    (Pinnacle(TM))                              49,583            (203,335)         477,604           (1,110)             322,742
  Touchstone Baron Small Cap
    (Pinnacle(TM))                              26,069            (549,349)         141,194           (1,628)            (383,714)
  Touchstone Core Bond
    (Pinnacle(TM))                              25,006            (155,604)        (443,240)            (599)            (574,437)
  Touchstone Emerging Growth
    (Pinnacle(TM))                              15,847             (93,767)         210,184             (348)             131,916
  Touchstone Enhanced Dividend 30
    (Pinnacle(TM))                             287,588          (2,248,982)      (1,424,193)         (10,364)          (3,395,951)
  Touchstone Enhanced ETF
    (Pinnacle(TM)) (November 22)*                    -                   -            2,006                -                2,006
  Touchstone Growth & Income
    (Pinnacle(TM))                               2,651             (48,379)          30,271             (222)             (15,679)
  Touchstone High Yield
    (Pinnacle(TM))                             106,938          (1,082,257)      (5,103,264)          (1,891)          (6,080,474)
  Touchstone Large Cap Growth
    (Pinnacle(TM))                              52,289          (1,178,514)        (986,099)          (6,017)          (2,118,341)
  Touchstone Moderate ETF
    (Pinnacle(TM)) (November 22)*                    -                   -           20,493                -               20,493
  Touchstone Money Market
    (Pinnacle(TM))                             113,250         (10,900,753)       6,207,373           (3,077)          (4,583,207)
  Touchstone Third Avenue Value
    (Pinnacle(TM))                             216,158          (2,776,025)        (436,798)          (7,581)          (3,004,246)
  Touchstone Value Plus
    (Pinnacle(TM))                               8,969            (533,682)        (254,798)          (1,458)            (780,969)
  JP Morgan Bond
    (Pinnacle IV(TM))                          640,234            (326,166)        (714,960)          (1,483)            (402,375)
  JP Morgan International Equity
    (Pinnacle IV(TM))                           88,697             (12,202)         117,770             (191)             194,074
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                          319,342             (46,502)         380,923             (332)             653,431
  JP Morgan Bond
    (Pinnacle(TM))                              93,357          (2,042,005)      (2,677,094)          (5,392)          (4,631,134)
  JP Morgan International Equities
    (Pinnacle(TM))                               4,221            (555,589)         133,240             (999)            (419,127)
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*                        499                (114)         213,230              (14)             213,601
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**                         -             (25,287)      (1,008,260)             (21)          (1,033,568)
  Van Kampen UIF Emerging Markets Debt
    (Pinnacle(TM))                              32,637            (339,231)        (391,632)          (1,096)            (699,322)
  Van Kampen UIF U.S. Real Estate
    (Pinnacle(TM))                              81,454            (459,015)         269,612           (1,965)            (109,914)
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                             150,757          (1,461,870)         446,460           (6,608)            (871,261)
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                             159,136          (1,797,115)       1,090,418           (8,559)            (556,120)
  Fidelity VIP III Growth & Income
    (Pinnacle(TM))                              60,592          (1,089,248)        (826,294)          (3,982)          (1,858,932)

                                              INCREASE
                                           (DECREASE) IN         NET ASSETS,        NET ASSETS, END
                DIVISION                     NET ASSETS       BEGINNING OF YEAR         OF YEAR
----------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM)) (November 22)*     $          66,981    $               -    $          66,981
  Touchstone Balanced
    (Pinnacle IV(TM))                              384,530              351,650              736,180
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                            1,014,589            1,154,338            2,168,927
  Touchstone Conservative ETF
    (Pinnacle IV(TM)) (November 22)*                     -                    -                    -
  Touchstone Core Bond
    (Pinnacle IV(TM))                              436,001              618,650            1,054,651
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                              651,532              735,849            1,387,381
  Touchstone Enhanced Dividend 30
    (Pinnacle IV(TM))                              401,644            1,446,274            1,847,918
  Touchstone Enhanced ETF
    (Pinnacle IV(TM)) (November 22)*                38,252                    -               38,252
  Touchstone Growth & Income
    (Pinnacle IV(TM))                              529,754              344,277              874,031
  Touchstone High Yield
    (Pinnacle IV(TM))                            3,470,116            1,476,659            4,946,775
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                                6,562              348,670              355,232
  Touchstone Moderate ETF
    (Pinnacle IV(TM)) (November 22)*                35,680                    -               35,680
  Touchstone Money Market
    (Pinnacle IV(TM))                               (3,606)               8,089                4,483
  Touchstone Third Avenue Value
    (Pinnacle IV(TM))                            3,332,878            4,786,089            8,118,967
  Touchstone Value Plus
    (Pinnacle IV(TM))                              126,920              616,186              743,106
  Touchstone Aggressive ETF
    (Pinnacle(TM)) (November 22)*                  245,545                    -              245,545
  Touchstone Balanced
    (Pinnacle(TM))                                 478,849            1,591,908            2,070,757
  Touchstone Baron Small Cap
    (Pinnacle(TM))                                 626,833            4,074,741            4,701,574
  Touchstone Core Bond
    (Pinnacle(TM))                                (557,785)           1,747,160            1,189,375
  Touchstone Emerging Growth
    (Pinnacle(TM))                                 265,226              949,255            1,214,481
  Touchstone Enhanced Dividend 30
    (Pinnacle(TM))                              (2,928,587)          17,889,266           14,960,679
  Touchstone Enhanced ETF
    (Pinnacle(TM)) (November 22)*                    2,027                    -                2,027
  Touchstone Growth & Income
    (Pinnacle(TM))                                  32,448              633,533              665,981
  Touchstone High Yield
    (Pinnacle(TM))                              (5,609,879)          12,493,054            6,883,175
  Touchstone Large Cap Growth
    (Pinnacle(TM))                                (693,156)          12,462,836           11,769,680
  Touchstone Moderate ETF
    (Pinnacle(TM)) (November 22)*                   20,613                    -               20,613
  Touchstone Money Market
    (Pinnacle(TM))                              (4,589,550)          11,985,485            7,395,935
  Touchstone Third Avenue Value
    (Pinnacle(TM))                               2,465,308           24,714,885           27,180,193
  Touchstone Value Plus
    (Pinnacle(TM))                                (350,639)           5,407,084            5,056,445
  JP Morgan Bond
    (Pinnacle IV(TM))                             (281,646)           5,121,674            4,840,028
  JP Morgan International Equity
    (Pinnacle IV(TM))                              261,473              277,943              539,416
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                              771,241              205,872              977,113
  JP Morgan Bond
    (Pinnacle(TM))                              (4,187,966)          19,515,546           15,327,580
  JP Morgan International Equities
    (Pinnacle(TM))                                  46,729            3,191,162            3,237,891
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*                        232,335                    -              232,335
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**                    (1,018,911)           1,018,911                    -
  Van Kampen UIF Emerging Markets Debt
    (Pinnacle(TM))                                (531,348)           2,691,212            2,159,864
  Van Kampen UIF U.S. Real Estate
    (Pinnacle(TM))                               1,631,182            5,270,985            6,902,167
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                                 715,831           16,535,818           17,251,649
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                               1,898,506           17,940,820           19,839,326
  Fidelity VIP III Growth & Income
    (Pinnacle(TM))                              (1,471,157)          10,936,760            9,465,603

                                                                        UNIT TRANSACTIONS
                                         --------------------------------------------------------------------------------
                                                                                                            INCREASE
                                               UNITS                UNITS                UNITS            (DECREASE) IN
                DIVISION                     PURCHASED            REDEEMED            TRANSFERRED             UNITS
-------------------------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF
    (Pinnacle IV(TM)) (November 22)*                     -                    -                6,522                6,522
  Touchstone Balanced
    (Pinnacle IV(TM))                               16,681               (2,672)              15,830               29,839
  Touchstone Baron Small Cap
    (Pinnacle IV(TM))                               29,903               (7,226)              28,184               50,861
  Touchstone Conservative ETF
    (Pinnacle IV(TM)) (November 22)*                     -              (11,423)              11,423                    -
  Touchstone Core Bond
    (Pinnacle IV(TM))                               43,186               (4,995)                 907               39,098
  Touchstone Emerging Growth
    (Pinnacle IV(TM))                               19,277               (3,472)              30,968               46,773
  Touchstone Enhanced Dividend 30
    (Pinnacle IV(TM))                               28,524               (4,341)               7,473               31,656
  Touchstone Enhanced ETF
    (Pinnacle IV(TM)) (November 22)*                 3,643                    -                    -                3,643
  Touchstone Growth & Income
    (Pinnacle IV(TM))                               50,885                 (844)              (7,313)              42,728
  Touchstone High Yield
    (Pinnacle IV(TM))                               55,867               (9,883)             214,890              260,874
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))                               42,607               (2,173)             (44,706)              (4,272)
  Touchstone Moderate ETF
    (Pinnacle IV(TM)) (November 22)*                     -                  (18)               3,499                3,481
  Touchstone Money Market
    (Pinnacle IV(TM))                                    -                  (85)                (277)                (362)
  Touchstone Third Avenue Value
    (Pinnacle IV(TM))                              129,480              (31,535)              59,401              157,346
  Touchstone Value Plus
    (Pinnacle IV(TM))                                8,858               (7,782)               5,546                6,622
  Touchstone Aggressive ETF
    (Pinnacle(TM)) (November 22)*                        -                    -               23,909               23,909
  Touchstone Balanced
    (Pinnacle(TM))                                   4,404              (17,663)              42,292               29,033
  Touchstone Baron Small Cap
    (Pinnacle(TM))                                   1,226              (25,057)               6,582              (17,249)
  Touchstone Core Bond
    (Pinnacle(TM))                                   2,354              (14,449)             (42,074)             (54,169)
  Touchstone Emerging Growth
    (Pinnacle(TM))                                   1,365               (8,277)              20,355               13,443
  Touchstone Enhanced Dividend 30
    (Pinnacle(TM))                                  26,960             (217,291)            (135,857)            (326,188)
  Touchstone Enhanced ETF
    (Pinnacle(TM)) (November 22)*                        -                    -                  193                  193
  Touchstone Growth & Income
    (Pinnacle(TM))                                     247               (4,445)               2,277               (1,921)
  Touchstone High Yield
    (Pinnacle(TM))                                   8,460              (87,991)            (434,136)            (513,667)
  Touchstone Large Cap Growth
    (Pinnacle(TM))                                   3,028              (67,105)             (56,735)            (120,812)
  Touchstone Moderate ETF
    (Pinnacle(TM)) (November 22)*                        -                    -                2,011                2,011
  Touchstone Money Market
    (Pinnacle(TM))                                  11,374           (1,094,966)             623,256             (460,336)
  Touchstone Third Avenue Value
    (Pinnacle(TM))                                   6,021              (76,449)             (14,597)             (85,025)
  Touchstone Value Plus
    (Pinnacle(TM))                                     866              (52,416)             (25,922)             (77,472)
  JP Morgan Bond
    (Pinnacle IV(TM))                               56,666              (29,073)             (64,422)             (36,829)
  JP Morgan International Equity
    (Pinnacle IV(TM))                                8,432               (1,131)              10,673               17,974
  JP Morgan Mid Cap Value
    (Pinnacle IV(TM))                               25,719               (3,539)              30,043               52,223
  JP Morgan Bond
    (Pinnacle(TM))                                   6,881             (151,307)            (201,021)            (345,447)
  JP Morgan International Equities
    (Pinnacle(TM))                                     441              (59,836)              12,707              (46,688)
  JP Morgan Mid Cap Value
    (Pinnacle(TM)) (May 1)*                             49                  (12)              20,166               20,203
  Putnam VT New Opportunities
    (Pinnacle(TM)) (May 7)**                             -               (1,974)             (79,932)             (81,906)
  Van Kampen UIF Emerging Markets Debt
    (Pinnacle(TM))                                   2,404              (24,810)             (29,512)             (51,918)
  Van Kampen UIF U.S. Real Estate
    (Pinnacle(TM))                                   4,701              (26,447)              12,884               (8,862)
INITIAL CLASS:
  Fidelity VIP Equity-Income
    (Pinnacle(TM))                                  12,033             (117,255)              35,611              (69,611)
  Fidelity VIP II Contrafund
    (Pinnacle(TM))                                  11,123             (124,791)              75,930              (37,738)
  Fidelity VIP III Growth & Income
    (Pinnacle(TM))                                   5,059              (90,784)             (68,226)            (153,951)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                       INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                         --------------------------------------------------------------------------------
                                                                                    CHANGE IN NET
                                                                                      UNREALIZED         NET INCREASE IN
                                                              NET REALIZED GAIN      APPRECIATION          NET ASSETS
                                           NET INVESTMENT     (LOSS) ON SALE OF      (DEPRECIATION)      RESULTING FROM
                DIVISION                   INCOME (LOSS)         INVESTMENTS       DURING THE PERIOD       OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  Fidelity VIP III Growth Opportunities
    (Pinnacle(TM))                       $         (29,714)   $        (493,589)   $         711,274    $         187,971
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM)) (July 14)*                   (17,809)                   -                    -              (17,809)
  MFS Capital Opportunities
    (Pinnacle IV(TM))                               (7,755)              (9,366)              93,293               76,172
  MFS Emerging Growth
    (Pinnacle IV(TM))                               (7,940)              33,541               41,060               66,661
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                               (7,675)              (4,428)              56,677               44,574
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                              (16,825)             123,866              (12,090)              94,951
  MFS New Discovery
    (Pinnacle IV(TM))                              (11,891)              (8,230)              54,158               34,037
  MFS Total Return
    (Pinnacle IV(TM))                                1,150               35,734              529,989              566,873
  Fidelity VIP Growth
    (Pinnacle(TM))                                 (53,368)             531,349             (374,371)             103,610
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                                (170,466)             778,033            2,114,171            2,721,738
  MFS Capital Opportunities
    (Pinnacle(TM))                                 (25,161)            (175,593)             427,758              227,004
  MFS Emerging Growth
    (Pinnacle(TM))                                 (15,568)            (249,160)             369,667              104,939
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*                             (2)                   8                    -                    6
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**                          (730)              13,386              (33,782)             (21,126)
  MFS Mid Cap Growth
    (Pinnacle(TM))                                 (43,587)              30,983              379,711              367,107
  MFS New Discovery
    (Pinnacle(TM))                                 (22,058)             (37,976)             110,901               50,867
  MFS Total Return
    (Pinnacle(TM)) (May 1)*                           (430)                  26                7,359                6,955
  MFS Investors Trust
    (Pinnacle IV(TM)) (May 7)**                       (252)               3,887              (12,432)              (8,797)
  MFS Research
    (Pinnacle IV(TM)) (May 7)**                        763                2,710               (5,188)              (1,715)
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM)) (May 1)*                        (648)                  20                5,631                5,003
  Fidelity VIP Balanced
    (Pinnacle IV(TM)) (May 1)*                      (2,130)               1,081               28,932               27,883
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                              (61,906)             417,681              334,237              690,012
  Fidelity VIP Dynamic Capital
    Appreciation (Pinnacle IV(TM))                    (594)                  45                  831                  282
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                                7,441               36,814              659,863              704,118
  Fidelity VIP Growth
    (Pinnacle IV(TM))                              (36,418)             255,233             (146,922)              71,893
  Fidelity VIP Growth & Income
    (Pinnacle IV(TM))                              (31,495)              49,466              165,294              183,265
  Fidelity VIP Growth Opportunities
    (Pinnacle IV(TM)) (May 1)*                      (2,921)              15,704                  (39)              12,744
  Fidelity VIP High Income
    (Pinnacle IV(TM))                              247,343             (161,465)              (6,716)              79,162
  Fidelity VIP Investment Grade Bond
    (Pinnacle IV(TM)) (May 1)*                        (663)                 224                2,793                2,354
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                              (66,822)             537,365              555,034            1,025,577
  Fidelity VIP Overseas
    (Pinnacle IV(TM)) (May 1)*                        (332)                  40                6,245                5,953
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*                         (3,847)                 161               23,994               20,308
  Fidelity VIP Dynamic Capital
    Appreciation (Pinnacle(TM)) (May 1)*            (1,127)                  (6)               2,680                1,547
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*                         (9,347)               6,129               86,638               83,420
  Fidelity VIP Investment Grade Bond
    (Pinnacle(TM)) (May 1)*                         (3,998)                 540               24,878               21,420
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*                           (254)                  97                6,079                5,922
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**                        (3,631)              13,721              (15,522)              (5,432)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**                        (3,962)             (53,260)             203,968              146,746
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM)) (May 7)**                       (956)              26,919              (22,801)               3,162
  Janus Aspen Growth
    (Pinnacle IV(TM)) (May 7)**                     (1,524)               7,577              (17,553)             (11,500)
  Janus Aspen Worldwide Growth
    (Pinnacle IV(TM)) (May 7)**                     (3,908)              86,501             (106,742)             (24,149)
  Janus Aspen International Growth
    (Pinnacle IV(TM)) (May 7)**                     (1,216)              27,187              (26,586)                (615)

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         ----------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                              NET TRANSFERS                     (DECREASE) IN NET
                                         CONTRIBUTIONS        CONTRACT            AMONG          CONTRACT           ASSETS FROM
                                         FROM CONTRACT    TERMINATIONS AND     INVESTMENT       MAINTENANCE      CONTRACT RELATED
                DIVISION                    HOLDERS           BENEFITS           OPTIONS          CHARGES          TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  Fidelity VIP III Growth Opportunities
    (Pinnacle(TM))                       $      11,339    $       (270,835)   $    (378,268)   $      (1,714)   $        (639,478)
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM)) (July 14)*             2,496,043          (1,437,957)      (1,791,616)          (1,071)            (734,601)
  MFS Capital Opportunities
    (Pinnacle IV(TM))                          122,340             (31,576)         277,142             (221)             367,685
  MFS Emerging Growth
    (Pinnacle IV(TM))                          286,132             (41,187)          65,478             (294)             310,129
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                          107,164             (23,859)         158,417             (190)             241,532
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                          217,648            (108,400)        (108,770)            (401)                  77
  MFS New Discovery
    (Pinnacle IV(TM))                          107,425             (38,034)              57             (361)              69,087
  MFS Total Return
    (Pinnacle IV(TM))                        1,692,018            (344,549)         119,411           (1,802)           1,465,078
  Fidelity VIP Growth
    (Pinnacle(TM))                             124,353            (680,965)         696,736           (2,476)             137,648
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                              86,464          (1,283,861)       2,507,785           (5,385)           1,305,003
  MFS Capital Opportunities
    (Pinnacle(TM))                               7,530            (180,494)         519,267           (1,012)             345,291
  MFS Emerging Growth
    (Pinnacle(TM))                              32,043             (93,900)        (270,581)            (638)            (333,076)
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*                          -                   -               (3)              (3)                  (6)
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**                         -             (19,101)        (864,570)            (111)            (883,782)
  MFS Mid Cap Growth
    (Pinnacle(TM))                              20,349            (312,279)        (832,144)          (1,486)          (1,125,560)
  MFS New Discovery
    (Pinnacle(TM))                              17,572            (199,706)        (171,563)            (933)            (354,630)
  MFS Total Return
    (Pinnacle(TM)) (May 1)*                          -                   -           88,158              (22)              88,136
  MFS Investors Trust
    (Pinnacle IV(TM)) (May 7)**                 15,079              (5,896)        (324,627)             (21)            (315,465)
  MFS Research
    (Pinnacle IV(TM)) (May 7)**                 61,560                (459)        (136,051)              (3)             (74,953)
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM)) (May 1)*                 103,070                 (85)             (26)               -              102,959
  Fidelity VIP Balanced
    (Pinnacle IV(TM)) (May 1)*                 348,247             (12,583)         320,451             (115)             656,000
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                        1,560,796            (250,066)       1,111,144           (1,902)           2,419,972
  Fidelity VIP Dynamic Capital
    Appreciation (Pinnacle IV(TM))               1,878                (100)          17,168              (15)              18,931
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                        1,808,811            (393,894)         575,015           (1,885)           1,988,047
  Fidelity VIP Growth
    (Pinnacle IV(TM))                          718,581            (151,590)        (556,662)          (1,481)               8,848
  Fidelity VIP Growth & Income
    (Pinnacle IV(TM))                        1,131,932            (251,291)       1,206,009           (1,646)           2,085,004
  Fidelity VIP Growth Opportunities
    (Pinnacle IV(TM)) (May 1)*                 119,358             (17,582)         (29,834)            (126)              71,816
  Fidelity VIP High Income
    (Pinnacle IV(TM))                          665,838             (83,184)      (1,463,114)            (201)            (880,661)
  Fidelity VIP Investment Grade Bond
    (Pinnacle IV(TM)) (May 1)*                  33,867              (1,971)         149,353              (41)             181,208
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                        1,091,538            (228,631)         291,861           (1,520)           1,153,248
  Fidelity VIP Overseas
    (Pinnacle IV(TM)) (May 1)*                  47,386                (388)           4,943               (6)              51,935
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*                        206             (14,990)         517,607             (178)             502,645
  Fidelity VIP Dynamic Capital
    Appreciation (Pinnacle(TM)) (May 1)*            99              (2,611)         157,649              (67)             155,070
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*                        954             (11,612)       3,984,389             (101)           3,973,630
  Fidelity VIP Investment Grade Bond
    (Pinnacle(TM)) (May 1)*                     15,658             (16,913)         579,932             (172)             578,505
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*                     13,720                (389)          31,879              (11)              45,199
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**                     1,476             (11,766)        (788,677)            (172)            (799,139)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**                     7,175             (23,282)        (905,340)            (172)            (921,619)
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM)) (May 7)**                 51,148              (5,311)        (269,391)             (61)            (223,615)
  Janus Aspen Growth
    (Pinnacle IV(TM)) (May 7)**                 14,916              (6,854)        (306,474)             (49)            (298,461)
  Janus Aspen Worldwide Growth
    (Pinnacle IV(TM)) (May 7)**                 24,796             (17,893)        (695,387)            (156)            (688,640)
  Janus Aspen International Growth
    (Pinnacle IV(TM)) (May 7)**                112,018              (2,279)        (377,252)             (54)            (267,567)

                                              INCREASE
                                           (DECREASE) IN         NET ASSETS,        NET ASSETS, END
                DIVISION                     NET ASSETS       BEGINNING OF YEAR         OF YEAR
----------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  Fidelity VIP III Growth Opportunities
    (Pinnacle(TM))                       $        (451,507)   $       4,126,589    $       3,675,082
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM)) (July 14)*                  (752,410)           3,245,187            2,492,777
  MFS Capital Opportunities
    (Pinnacle IV(TM))                              443,857              304,433              748,290
  MFS Emerging Growth
    (Pinnacle IV(TM))                              376,790              403,457              780,247
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                              286,106              358,928              645,034
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                               95,028            1,113,545            1,208,573
  MFS New Discovery
    (Pinnacle IV(TM))                              103,124              766,896              870,020
  MFS Total Return
    (Pinnacle IV(TM))                            2,031,951            4,914,446            6,946,397
  Fidelity VIP Growth
    (Pinnacle(TM))                                 241,258            4,376,999            4,618,257
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                               4,026,741           10,549,727           14,576,468
  MFS Capital Opportunities
    (Pinnacle(TM))                                 572,295            1,739,866            2,312,161
  MFS Emerging Growth
    (Pinnacle(TM))                                (228,137)           1,289,130            1,060,993
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*                              -                    -                    -
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**                      (904,908)             904,908                    -
  MFS Mid Cap Growth
    (Pinnacle(TM))                                (758,453)           3,873,264            3,114,811
  MFS New Discovery
    (Pinnacle(TM))                                (303,763)           1,805,844            1,502,081
  MFS Total Return
    (Pinnacle(TM)) (May 1)*                         95,091                    -               95,091
  MFS Investors Trust
    (Pinnacle IV(TM)) (May 7)**                   (324,262)             324,262                    -
  MFS Research
    (Pinnacle IV(TM)) (May 7)**                    (76,668)              76,668                    -
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM)) (May 1)*                     107,962                    -              107,962
  Fidelity VIP Balanced
    (Pinnacle IV(TM)) (May 1)*                     683,883              118,078              801,961
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                            3,109,984            3,595,279            6,705,263
  Fidelity VIP Dynamic Capital
    Appreciation (Pinnacle IV(TM))                  19,213               32,482               51,695
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                            2,692,165            5,612,242            8,304,407
  Fidelity VIP Growth
    (Pinnacle IV(TM))                               80,741            3,062,787            3,143,528
  Fidelity VIP Growth & Income
    (Pinnacle IV(TM))                            2,268,269            2,589,256            4,857,525
  Fidelity VIP Growth Opportunities
    (Pinnacle IV(TM)) (May 1)*                      84,560              197,275              281,835
  Fidelity VIP High Income
    (Pinnacle IV(TM))                             (801,499)           3,155,407            2,353,908
  Fidelity VIP Investment Grade Bond
    (Pinnacle IV(TM)) (May 1)*                     183,562                    -              183,562
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                            2,178,825            3,865,170            6,043,995
  Fidelity VIP Overseas
    (Pinnacle IV(TM)) (May 1)*                      57,888                    -               57,888
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*                        522,953                    -              522,953
  Fidelity VIP Dynamic Capital
    Appreciation (Pinnacle(TM)) (May 1)*           156,617                    -              156,617
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*                      4,057,050                    -            4,057,050
  Fidelity VIP Investment Grade Bond
    (Pinnacle(TM)) (May 1)*                        599,925                    -              599,925
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*                         51,121                    -               51,121
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**                      (804,571)             804,571                    -
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**                      (774,873)             774,873                    -
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM)) (May 7)**                   (220,453)             220,453                    -
  Janus Aspen Growth
    (Pinnacle IV(TM)) (May 7)**                   (309,961)             309,961                    -
  Janus Aspen Worldwide Growth
    (Pinnacle IV(TM)) (May 7)**                   (712,789)             712,789                    -
  Janus Aspen International Growth
    (Pinnacle IV(TM)) (May 7)**                   (268,182)             268,182                    -

                                                                        UNIT TRANSACTIONS
                                         --------------------------------------------------------------------------------
                                                                                                            INCREASE
                                               UNITS                UNITS                UNITS            (DECREASE) IN
                DIVISION                     PURCHASED            REDEEMED            TRANSFERRED             UNITS
-------------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  Fidelity VIP III Growth Opportunities
    (Pinnacle(TM))                                   1,272              (31,129)             (43,261)             (73,118)
SERVICE CLASS:
  Touchstone Money Market
    (Pinnacle IV(TM)) (July 14)*                   251,093             (144,848)            (180,779)             (74,534)
  MFS Capital Opportunities
    (Pinnacle IV(TM))                               15,420               (4,008)              36,366               47,778
  MFS Emerging Growth
    (Pinnacle IV(TM))                               36,011               (5,429)               8,278               38,860
  MFS Investors Growth Stock
    (Pinnacle IV(TM))                               13,016               (2,968)              19,636               29,684
  MFS Mid Cap Growth
    (Pinnacle IV(TM))                               30,579              (15,336)             (21,288)              (6,045)
  MFS New Discovery
    (Pinnacle IV(TM))                               11,781               (4,452)                (144)               7,185
  MFS Total Return
    (Pinnacle IV(TM))                              156,609              (31,944)              11,052              135,717
  Fidelity VIP Growth
    (Pinnacle(TM))                                  15,159              (86,074)              90,322               19,407
  Fidelity VIP III Mid Cap
    (Pinnacle(TM))                                   4,071              (61,303)             122,724               65,492
  MFS Capital Opportunities
    (Pinnacle(TM))                                   1,332              (31,495)              91,886               61,723
  MFS Emerging Growth
    (Pinnacle(TM))                                   7,054              (21,386)             (62,127)             (76,459)
  MFS Investors Growth Stock
    (Pinnacle(TM)) (May 1)*                              -                    -                    -                    -
  MFS Investors Trust
    (Pinnacle(TM)) (May 7)**                             -               (2,438)            (112,984)            (115,422)
  MFS Mid Cap Growth
    (Pinnacle(TM))                                   3,290              (52,573)            (139,219)            (188,502)
  MFS New Discovery
    (Pinnacle(TM))                                   2,405              (27,932)             (22,783)             (48,310)
  MFS Total Return
    (Pinnacle(TM)) (May 1)*                              -                   (2)               8,702                8,700
  MFS Investors Trust
    (Pinnacle IV(TM)) (May 7)**                      1,673                 (668)             (37,521)             (36,516)
  MFS Research
    (Pinnacle IV(TM)) (May 7)**                      7,031                  (53)             (16,019)              (9,041)
SERVICE CLASS 2:
  Fidelity VIP Asset Manager
    (Pinnacle IV(TM)) (May 1)*                      10,429                   (8)                   -               10,421
  Fidelity VIP Balanced
    (Pinnacle IV(TM)) (May 1)*                      31,132               (1,129)              28,680               58,683
  Fidelity VIP Contrafund
    (Pinnacle IV(TM))                              138,326              (22,156)              95,339              211,509
  Fidelity VIP Dynamic Capital
    Appreciation (Pinnacle IV(TM))                     196                  (11)               1,642                1,827
  Fidelity VIP Equity-Income
    (Pinnacle IV(TM))                              177,141              (38,414)              56,033              194,760
  Fidelity VIP Growth
    (Pinnacle IV(TM))                               86,120              (18,644)             (63,984)               3,492
  Fidelity VIP Growth & Income
    (Pinnacle IV(TM))                              115,599              (25,719)             121,227              211,107
  Fidelity VIP Growth Opportunities
    (Pinnacle IV(TM)) (May 1)*                      12,503               (1,972)              (3,043)               7,488
  Fidelity VIP High Income
    (Pinnacle IV(TM))                               57,456               (7,089)            (134,851)             (84,484)
  Fidelity VIP Investment Grade Bond
    (Pinnacle IV(TM)) (May 1)*                       3,284                 (195)              14,698               17,787
  Fidelity VIP Mid Cap
    (Pinnacle IV(TM))                               83,601              (17,404)              18,980               85,177
  Fidelity VIP Overseas
    (Pinnacle IV(TM)) (May 1)*                       4,748                  (36)                 522                5,234
  Fidelity VIP Balanced
    (Pinnacle(TM)) (May 1)*                             20               (1,511)              51,296               49,805
  Fidelity VIP Dynamic Capital
    Appreciation (Pinnacle(TM)) (May 1)*                10                 (271)              14,953               14,692
  Fidelity VIP High Income
    (Pinnacle(TM)) (May 1)*                             91               (1,104)             378,413              377,400
  Fidelity VIP Investment Grade Bond
    (Pinnacle(TM)) (May 1)*                          1,523               (1,694)              58,247               58,076
  Fidelity VIP Overseas
    (Pinnacle(TM)) (May 1)*                          1,396                  (39)               3,261                4,618
SERVICE SHARES:
  Janus Aspen Growth
    (Pinnacle(TM)) (May 7)**                           245               (1,988)            (132,576)            (134,319)
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM)) (May 7)**                         1,841               (5,967)            (200,326)            (204,452)
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM)) (May 7)**                      5,993                 (632)             (32,115)             (26,754)
  Janus Aspen Growth
    (Pinnacle IV(TM)) (May 7)**                      1,772                 (826)             (37,498)             (36,552)
  Janus Aspen Worldwide Growth
    (Pinnacle IV(TM)) (May 7)**                      2,867               (2,086)             (85,035)             (84,254)
  Janus Aspen International Growth
    (Pinnacle IV(TM)) (May 7)**                     11,385                 (235)             (39,894)             (28,744)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                       INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                         --------------------------------------------------------------------------------
                                                                                     CHANGE IN NET
                                                                                      UNREALIZED         NET INCREASE IN
                                                              NET REALIZED GAIN      APPRECIATION          NET ASSETS
                                           NET INVESTMENT     (LOSS) ON SALE OF      (DEPRECIATION)      RESULTING FROM
                DIVISION                   INCOME (LOSS)         INVESTMENTS       DURING THE PERIOD       OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth
    (Pinnacle(TM)) (May 7)**             $         (65,007)   $         541,695    $        (776,748)   $        (300,060)
CLASS 1:
  Van Kampen UIF Emerging Markets Debt
    (Pinnacle IV(TM))                               45,816               16,557              (15,188)              47,185
  Van Kampen UIF U.S. Real Estate
    (Pinnacle IV(TM))                               52,969              215,990              614,517              883,476
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                                   191,973              404,534              785,120            1,381,627
  Franklin Income Securities
    (Pinnacle(TM)) (January 6)*                    592,336            1,252,949            1,882,390            3,727,675
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                               (3,474)               3,875               15,118               15,519
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                                  (60)               8,712              101,005              109,657
  Putnam VT International Equity
    (Pinnacle IV(TM))                                 (289)              29,121               36,140               64,972
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                          (1,196)              12,844               (6,262)               5,386
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                              (48,329)             172,140              881,241            1,005,052
  Putnam VT The George Putnam Fund of
    Boston (Pinnacle IV(TM))
    (January 6)*                                    (2,217)                 760               26,642               25,185
  Putnam VT Voyager
    (Pinnacle IV(TM)) (January 6)*                  (2,389)                 831               13,548               11,990
  Putnam VT Discovery Growth
    (Pinnacle(TM))                                  (1,498)               7,104               (5,222)                 384
  Putnam VT Growth and Income
    (Pinnacle(TM))                                   2,302               73,284               (3,893)              71,693
  Putnam VT International Equity
    (Pinnacle(TM))                                   4,814               49,309              106,109              160,232
  Putnam VT Small Cap Value
    (Pinnacle(TM))                                 (37,279)             180,244              678,320              821,285
  Putnam VT The George Putnam Fund of
    Boston (Pinnacle(TM)) (January 6)*               3,008                5,392               17,479               25,879
  Putnam VT Voyager
    (Pinnacle(TM)) (January 6)*                     (2,932)               2,424                9,394                8,886
CLASS 2:
  Franklin Growth and
    Income Securities
    (Pinnacle IV(TM)) (January 6)*                   9,810               19,811               58,630               88,251
  Franklin Income Securities
    (Pinnacle IV(TM)) (January 6)*                  58,888               83,950              355,107              497,945
  Franklin Large Cap Growth Securities
    (Pinnacle IV(TM)) (January 6)*                  (6,354)              16,010               33,898               43,554
  Franklin Mutual Shares Securities
    (Pinnacle IV(TM)) (January 6)*                  (9,758)              68,611              120,205              179,058
  Templeton Foreign Securities Fund
    (Pinnacle IV(TM)) (January 6)*                  (2,765)              18,293              131,106              146,634
  Templeton Growth Securities
    (Pinnacle IV(TM)) (January 6)*                  (3,793)              41,312               60,356               97,875
  Van Kampen LIT Comstock
    (Pinnacle IV(TM)) (January 6)*                  (7,498)              15,924              123,618              132,044
  Van Kampen LIT Emerging Growth
    (Pinnacle IV(TM)) (January 6)*                  (4,387)              (6,845)              22,675               11,443
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM)) (January 6)*                  (4,175)              16,376              125,373              137,574
  Franklin Large Cap Growth Securities
    (Pinnacle(TM)) (January 6)*                     (2,636)              19,137               10,857               27,358
  Franklin Mutual Shares Securities
    (Pinnacle(TM)) (January 6)*                    (11,310)             149,035               73,436              211,161
  Templeton Foreign Securities Fund
    (Pinnacle(TM)) (January 6)*                     (3,347)              58,178              152,629              207,460
  Templeton Growth Securities
    (Pinnacle(TM)) (January 6)*                     (2,111)              13,389              148,672              159,950
  Van Kampen LIT Comstock
    (Pinnacle(TM)) (January 6)*                     (4,933)              49,663               58,154              102,884
  Van Kampen LIT Emerging Growth
    (Pinnacle(TM)) (January 6)*                     (2,337)              (7,954)              12,263                1,972
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM)) (January 6)*                     (1,666)              16,251               24,586               39,171
CLASS A:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                               (1,684)               1,880               92,986               93,182
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                               (6,119)             164,777               (6,713)             151,945
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                               (2,641)              57,217              (18,330)              36,246
  Scudder VIT EAFE Equity Index
    (Pinnacle(TM))                                 (84,860)             380,806            2,177,862            2,473,808
  Scudder VIT Equity 500 Index
    (Pinnacle(TM))                                 (44,770)             660,517              929,536            1,545,283
  Scudder VIT Small Cap Index
    (Pinnacle(TM))                                 (47,674)             188,500              563,199              704,025

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         ----------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                              NET TRANSFERS                     (DECREASE) IN NET
                                         CONTRIBUTIONS        CONTRACT            AMONG          CONTRACT           ASSETS FROM
                                         FROM CONTRACT    TERMINATIONS AND     INVESTMENT       MAINTENANCE      CONTRACT RELATED
                DIVISION                    HOLDERS           BENEFITS           OPTIONS          CHARGES          TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth
    (Pinnacle(TM)) (May 7)**             $      11,509    $       (420,931)   $ (13,360,482)   $      (2,805)   $     (13,772,709)
CLASS 1:
  Van Kampen UIF Emerging Markets Debt
    (Pinnacle IV(TM))                          219,395             (28,243)          86,000             (145)             277,007
  Van Kampen UIF U.S. Real Estate
    (Pinnacle IV(TM))                        1,367,543            (145,126)         246,934             (881)           1,468,470
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                                70,529          (1,470,768)        (166,264)         (10,565)          (1,577,068)
  Franklin Income Securities
    (Pinnacle(TM)) (January 6)*                110,953          (3,810,549)      (1,455,192)         (10,339)          (5,165,127)
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                            1,855             (17,648)         (56,365)            (102)             (72,260)
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                          337,917             (77,126)          39,476             (664)             299,603
  Putnam VT International Equity
    (Pinnacle IV(TM))                          120,569             (20,410)          (5,360)            (255)              94,544
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                         311             (13,016)        (296,875)              (5)            (309,585)
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                        1,205,596            (239,680)       1,629,348           (1,253)           2,594,011
  Putnam VT The George Putnam Fund of
    Boston (Pinnacle IV(TM))
    (January 6)*                               261,914              (8,881)          79,836              (19)             332,850
  Putnam VT Voyager
    (Pinnacle IV(TM)) (January 6)*              24,584              (8,494)          99,362              (41)             115,411
  Putnam VT Discovery Growth
    (Pinnacle(TM))                                 301             (25,519)         (30,532)             (10)             (55,760)
  Putnam VT Growth and Income
    (Pinnacle(TM))                              14,347             (59,275)        (151,963)            (129)            (197,020)
  Putnam VT International Equity
    (Pinnacle(TM))                                 845            (228,115)         115,333             (429)            (112,366)
  Putnam VT Small Cap Value
    (Pinnacle(TM))                             258,991            (353,012)         797,255           (1,527)             701,707
  Putnam VT The George Putnam Fund of
    Boston (Pinnacle(TM)) (January 6)*               -             (12,439)         (14,708)            (205)             (27,352)
  Putnam VT Voyager
    (Pinnacle(TM)) (January 6)*                      -             (41,488)         218,865             (179)             177,198
CLASS 2:
  Franklin Growth and
    Income Securities
    (Pinnacle IV(TM)) (January 6)*             398,291             (89,155)          82,418             (349)             391,205
  Franklin Income Securities
    (Pinnacle IV(TM)) (January 6)*           1,335,651            (234,223)         897,592             (990)           1,998,030
  Franklin Large Cap Growth Securities
    (Pinnacle IV(TM)) (January 6)*             436,115             (38,152)         142,523             (101)             540,385
  Franklin Mutual Shares Securities
    (Pinnacle IV(TM)) (January 6)*             774,811             (65,631)         266,538             (455)             975,263
  Templeton Foreign Securities Fund
    (Pinnacle IV(TM)) (January 6)*             414,655             (17,564)         304,386             (252)             701,225
  Templeton Growth Securities
    (Pinnacle IV(TM)) (January 6)*             438,024             (23,355)         516,202             (156)             930,715
  Van Kampen LIT Comstock
    (Pinnacle IV(TM)) (January 6)*             423,997             (40,936)         376,943             (178)             759,826
  Van Kampen LIT Emerging Growth
    (Pinnacle IV(TM)) (January 6)*             291,591             (13,945)          65,925              (38)             343,533
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM)) (January 6)*             218,999             (31,878)         437,093              (79)             624,135
  Franklin Large Cap Growth Securities
    (Pinnacle(TM)) (January 6)*                 26,854             (47,221)         219,804             (111)             199,326
  Franklin Mutual Shares Securities
    (Pinnacle(TM)) (January 6)*                 37,576            (257,717)         318,709             (852)              97,716
  Templeton Foreign Securities Fund
    (Pinnacle(TM)) (January 6)*                 20,542            (173,058)         355,107             (296)             202,295
  Templeton Growth Securities
    (Pinnacle(TM)) (January 6)*                 36,022             (31,378)         824,585             (472)             828,757
  Van Kampen LIT Comstock
    (Pinnacle(TM)) (January 6)*                 32,078             (66,757)         420,238             (220)             385,339
  Van Kampen LIT Emerging Growth
    (Pinnacle(TM)) (January 6)*                 20,367             (23,815)         143,141              (40)             139,653
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM)) (January 6)*                  3,624             (44,035)         138,997              (97)              98,489
CLASS A:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                            2,800             (38,513)         354,565             (193)             318,659
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                           51,892             (90,975)         (95,765)            (383)            (135,231)
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                            1,328             (28,518)             169             (116)             (27,137)
  Scudder VIT EAFE Equity Index
    (Pinnacle(TM))                              49,775          (1,123,943)      11,701,990           (6,072)          10,621,750
  Scudder VIT Equity 500 Index
    (Pinnacle(TM))                              53,402          (2,086,797)         (85,511)          (8,812)          (2,127,718)
  Scudder VIT Small Cap Index
    (Pinnacle(TM))                              20,013            (519,747)        (313,120)          (1,674)            (814,528)

                                              INCREASE
                                           (DECREASE) IN         NET ASSETS,        NET ASSETS, END
                DIVISION                     NET ASSETS       BEGINNING OF YEAR         OF YEAR
----------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth
    (Pinnacle(TM)) (May 7)**             $     (14,072,769)   $      14,072,769    $               -
CLASS 1:
  Van Kampen UIF Emerging Markets Debt
    (Pinnacle IV(TM))                              324,192              327,753              651,945
  Van Kampen UIF U.S. Real Estate
    (Pinnacle IV(TM))                            2,351,946            1,685,430            4,037,376
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                                  (195,441)          15,847,552           15,652,111
  Franklin Income Securities
    (Pinnacle(TM)) (January 6)*                 (1,437,452)          33,080,521           31,643,069
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                              (56,741)             293,702              236,961
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                              409,260              919,102            1,328,362
  Putnam VT International Equity
    (Pinnacle IV(TM))                              159,516              383,423              542,939
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                        (304,199)             304,199                    -
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                            3,599,063            2,423,683            6,022,746
  Putnam VT The George Putnam Fund of
    Boston (Pinnacle IV(TM))
    (January 6)*                                   358,035               36,238              394,273
  Putnam VT Voyager
    (Pinnacle IV(TM)) (January 6)*                 127,401              119,001              246,402
  Putnam VT Discovery Growth
    (Pinnacle(TM))                                 (55,376)             132,119               76,743
  Putnam VT Growth and Income
    (Pinnacle(TM))                                (125,327)             853,474              728,147
  Putnam VT International Equity
    (Pinnacle(TM))                                  47,866            1,263,296            1,311,162
  Putnam VT Small Cap Value
    (Pinnacle(TM))                               1,522,992            3,407,905            4,930,897
  Putnam VT The George Putnam Fund of
    Boston (Pinnacle(TM)) (January 6)*              (1,473)             419,853              418,380
  Putnam VT Voyager
    (Pinnacle(TM)) (January 6)*                    186,084               92,310              278,394
CLASS 2:
  Franklin Growth and
    Income Securities
    (Pinnacle IV(TM)) (January 6)*                 479,456              660,235            1,139,691
  Franklin Income Securities
    (Pinnacle IV(TM)) (January 6)*               2,495,975            2,620,452            5,116,427
  Franklin Large Cap Growth Securities
    (Pinnacle IV(TM)) (January 6)*                 583,939              288,107              872,046
  Franklin Mutual Shares Securities
    (Pinnacle IV(TM)) (January 6)*               1,154,321              841,640            1,995,961
  Templeton Foreign Securities Fund
    (Pinnacle IV(TM)) (January 6)*                 847,859              329,676            1,177,535
  Templeton Growth Securities
    (Pinnacle IV(TM)) (January 6)*               1,028,590              464,211            1,492,801
  Van Kampen LIT Comstock
    (Pinnacle IV(TM)) (January 6)*                 891,870              255,914            1,147,784
  Van Kampen LIT Emerging Growth
    (Pinnacle IV(TM)) (January 6)*                 354,976               37,476              392,452
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM)) (January 6)*                 761,709              283,491            1,045,200
  Franklin Large Cap Growth Securities
    (Pinnacle(TM)) (January 6)*                    226,684              186,497              413,181
  Franklin Mutual Shares Securities
    (Pinnacle(TM)) (January 6)*                    308,877            1,785,809            2,094,686
  Templeton Foreign Securities Fund
    (Pinnacle(TM)) (January 6)*                    409,755            1,033,229            1,442,984
  Templeton Growth Securities
    (Pinnacle(TM)) (January 6)*                    988,707              403,965            1,392,672
  Van Kampen LIT Comstock
    (Pinnacle(TM)) (January 6)*                    488,223              394,634              882,857
  Van Kampen LIT Emerging Growth
    (Pinnacle(TM)) (January 6)*                    141,625               88,210              229,835
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM)) (January 6)*                    137,660              202,007              339,667
CLASS A:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                              411,841              168,095              579,936
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                               16,714            1,810,787            1,827,501
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                                9,109              270,754              279,863
  Scudder VIT EAFE Equity Index
    (Pinnacle(TM))                              13,095,558            2,026,234           15,121,792
  Scudder VIT Equity 500 Index
    (Pinnacle(TM))                                (582,435)          18,813,325           18,230,890
  Scudder VIT Small Cap Index
    (Pinnacle(TM))                                (110,503)           5,388,377            5,277,874

                                                                        UNIT TRANSACTIONS
                                         --------------------------------------------------------------------------------
                                                                                                            INCREASE
                                               UNITS                UNITS                UNITS            (DECREASE) IN
                DIVISION                     PURCHASED            REDEEMED            TRANSFERRED             UNITS
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth
    (Pinnacle(TM)) (May 7)**                           984              (36,547)          (1,223,182)          (1,258,745)
CLASS 1:
  Van Kampen UIF Emerging Markets Debt
    (Pinnacle IV(TM))                               15,197               (1,979)               5,803               19,021
  Van Kampen UIF U.S. Real Estate
    (Pinnacle IV(TM))                               92,985               (9,500)              13,841               97,326
  Franklin Growth and Income
    Securities (Pinnacle(TM))
    (January 6)*                                     5,907             (122,687)             (14,430)            (131,210)
  Franklin Income Securities
    (Pinnacle(TM)) (January 6)*                      8,468             (289,647)            (112,772)            (393,951)
CLASS 1B SHARES:
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))                                  257               (2,196)              (6,672)              (8,611)
  Putnam VT Growth and Income
    (Pinnacle IV(TM))                               34,571               (7,896)               4,200               30,875
  Putnam VT International Equity
    (Pinnacle IV(TM))                               11,629               (2,033)                (463)               9,133
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
    (January 6)* (May 7)**                              24               (1,019)             (23,478)             (24,473)
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))                               92,228              (18,133)             125,984              200,079
  Putnam VT The George Putnam Fund of
    Boston (Pinnacle IV(TM))
    (January 6)*                                    23,609                 (780)               7,106               29,935
  Putnam VT Voyager
    (Pinnacle IV(TM)) (January 6)*                   2,121                 (711)               8,766               10,176
  Putnam VT Discovery Growth
    (Pinnacle(TM))                                      38               (3,340)              (4,075)              (7,377)
  Putnam VT Growth and Income
    (Pinnacle(TM))                                   1,479               (6,129)             (15,173)             (19,823)
  Putnam VT International Equity
    (Pinnacle(TM))                                      84              (23,075)              10,954              (12,037)
  Putnam VT Small Cap Value
    (Pinnacle(TM))                                  17,403              (26,735)              54,748               45,416
  Putnam VT The George Putnam Fund of
    Boston (Pinnacle(TM)) (January 6)*                   -               (1,125)              (1,372)              (2,497)
  Putnam VT Voyager
    (Pinnacle(TM)) (January 6)*                          -               (3,728)              18,777               15,049
CLASS 2:
  Franklin Growth and Income Securities
    (Pinnacle IV(TM)) (January 6)*                  33,363               (7,359)               6,818               32,822
  Franklin Income Securities
    (Pinnacle IV(TM)) (January 6)*                 102,729              (18,061)              69,639              154,307
  Franklin Large Cap Growth Securities
    (Pinnacle IV(TM)) (January 6)*                  35,972               (3,212)              12,000               44,760
  Franklin Mutual Shares Securities
    (Pinnacle IV(TM)) (January 6)*                  62,751               (5,334)              21,535               78,952
  Templeton Foreign Securities Fund
    (Pinnacle IV(TM)) (January 6)*                  31,890               (1,373)              23,537               54,054
  Templeton Growth Securities
    (Pinnacle IV(TM)) (January 6)*                  33,911               (1,849)              35,571               67,633
  Van Kampen LIT Comstock
    (Pinnacle IV(TM)) (January 6)*                  33,596               (3,054)              29,551               60,093
  Van Kampen LIT Emerging Growth
    (Pinnacle IV(TM)) (January 6)*                  24,321               (1,183)               5,014               28,152
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle IV(TM)) (January 6)*                  14,352               (2,012)              27,932               40,272
  Franklin Large Cap Growth Securities
    (Pinnacle(TM)) (January 6)*                      2,254               (3,948)              18,633               16,939
  Franklin Mutual Shares Securities
    (Pinnacle(TM)) (January 6)*                      2,984              (20,605)              25,900                8,279
  Templeton Foreign Securities Fund
    (Pinnacle(TM)) (January 6)*                      1,632              (13,332)              27,731               16,031
  Templeton Growth Securities
    (Pinnacle(TM)) (January 6)*                      2,820               (2,395)              64,928               65,353
  Van Kampen LIT Comstock
    (Pinnacle(TM)) (January 6)*                      2,514               (5,048)              32,492               29,958
  Van Kampen LIT Emerging Growth
    (Pinnacle(TM)) (January 6)*                      1,726               (2,077)              11,256               10,905
  Van Kampen UIF Emerging
    Markets Equity
    (Pinnacle(TM)) (January 6)*                        243               (3,010)               8,183                5,416
CLASS A:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                                  285               (3,853)              37,728               34,160
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                                5,657               (9,722)             (10,524)             (14,589)
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                                  113               (2,359)                (359)              (2,605)
  Scudder VIT EAFE Equity Index
    (Pinnacle(TM))                                   5,529             (123,865)           1,345,944            1,227,608
  Scudder VIT Equity 500 Index
    (Pinnacle(TM))                                   4,580             (178,545)              (9,051)            (183,016)
  Scudder VIT Small Cap Index
    (Pinnacle(TM))                                   1,675              (43,362)             (30,531)             (72,218)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                                                       INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                         --------------------------------------------------------------------------------
                                                                                     CHANGE IN NET
                                                                                      UNREALIZED         NET INCREASE IN
                                                              NET REALIZED GAIN      APPRECIATION          NET ASSETS
                                           NET INVESTMENT     (LOSS) ON SALE OF      (DEPRECIATION)      RESULTING FROM
                DIVISION                   INCOME (LOSS)         INVESTMENTS       DURING THE PERIOD       OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
CLASS B:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                    $          (4,674)   $           2,206    $         168,886    $         166,418
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                              (32,566)             219,953              227,616              415,003
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                              (11,101)             121,635              (11,900)              98,634

                                                   INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                         ----------------------------------------------------------------------------------------
                                                                                                                   NET INCREASE
                                                                              NET TRANSFERS                     (DECREASE) IN NET
                                         CONTRIBUTIONS        CONTRACT            AMONG          CONTRACT           ASSETS FROM
                                         FROM CONTRACT    TERMINATIONS AND     INVESTMENT       MAINTENANCE      CONTRACT RELATED
                DIVISION                    HOLDERS           BENEFITS           OPTIONS          CHARGES          TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
CLASS B:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                    $     298,089    $        (60,907)   $     784,808    $        (444)   $       1,021,546
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                        1,038,797            (465,795)         200,807             (800)             773,009
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                          148,472             (61,916)        (187,113)            (327)            (100,884)

                                              INCREASE
                                           (DECREASE) IN         NET ASSETS,        NET ASSETS, END
                DIVISION                     NET ASSETS       BEGINNING OF YEAR         OF YEAR
----------------------------------------------------------------------------------------------------
CLASS B:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                    $       1,187,964    $          61,047    $       1,249,011
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                            1,188,012            4,242,190            5,430,202
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                               (2,250)             955,964              953,714

                                                                        UNIT TRANSACTIONS
                                         --------------------------------------------------------------------------------
                                                                                                            INCREASE
                                               UNITS                UNITS                UNITS            (DECREASE) IN
                DIVISION                     PURCHASED            REDEEMED            TRANSFERRED             UNITS
-------------------------------------------------------------------------------------------------------------------------
CLASS B:
  Scudder VIT EAFE Equity Index
    (Pinnacle IV(TM))                               27,362               (5,706)              77,054               98,710
  Scudder VIT Equity 500 Index
    (Pinnacle IV(TM))                               97,482              (43,991)              17,927               71,418
  Scudder VIT Small Cap Index
    (Pinnacle IV(TM))                               13,141               (5,317)             (19,833)             (12,009)

SEE ACCOMPANYING NOTES.
* - 2004 inception date of division.
** - 2004 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                      For the Year Ended December 31, 2003

                                                         INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ------------------------------------------------------------------------------------
                                                                                        CHANGE IN NET
                                                                                          UNREALIZED        NET INCREASE IN
                                                                NET REALIZED GAIN        APPRECIATION          NET ASSETS
                                              NET INVESTMENT    (LOSS) ON SALE OF       (DEPRECIATION)       RESULTING FROM
                 DIVISION                     INCOME (LOSS)        INVESTMENTS         DURING THE PERIOD       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
 Gabelli Large Cap Value
   (Pinnacle(TM)) (April 28)**               $          (737)   $       (2,946,715)   $        3,154,890    $          207,438
 Gabelli Large Cap Value
   (Pinnacle IV(TM)) (April 28)**                       (237)              (43,285)               61,184                17,662
 Touchstone Growth/Value
   (Pinnacle IV(TM)) (April 28)**                        (25)                  546                    24                   545
 Touchstone Growth/Value
   (Pinnacle(TM)) (April 28)**                          (394)                5,668                 1,088                 6,362
 Touchstone International Equity
   (Pinnacle IV(TM)) (July 25)**                          54                   (22)                   21                    53
 Touchstone International Equity
   (Pinnacle(TM)) (July 25)**                              2                    43                     -                    45
 Touchstone Large Cap Growth
   (Pinnacle IV(TM)) (April 28)**                         (4)                   46                     -                    42
 Touchstone Large Cap Growth
   (Pinnacle(TM)) (April 28)**                          (156)                 (119)                1,764                 1,489
 Touchstone Small Cap Value
   (Pinnacle IV(TM)) (April 28)**                       (103)                  280                   172                   349
 Touchstone Small Cap Value
   (Pinnacle(TM)) (April 28)**                          (168)               (1,175)                1,180                  (163)
 Touchstone Balanced
   (Pinnacle IV(TM))                                      57                 1,522                30,408                31,987
 Touchstone Baron Small Cap Value
   (Pinnacle IV(TM))                                 (12,015)               (1,947)              246,505               232,543
 Touchstone Core Bond
   (Pinnacle IV(TM))                                  17,455                (1,013)              (14,689)                1,753
 Touchstone Emerging Growth
   (Pinnacle IV(TM))                                   2,517                 9,544                51,864                63,925
 Touchstone Enhanced Dividend 30
   (Pinnacle IV(TM))                                   5,302                 1,689                72,733                79,724
 Touchstone Growth & Income
   (Pinnacle IV(TM))                                  11,693                 3,625                25,307                40,625
 Touchstone High Yield
   (Pinnacle IV(TM))                                  81,313               417,072               (48,222)              450,163
 Touchstone Large Cap Growth
   (Pinnacle IV(TM))                                  (2,835)              (18,586)               86,872                65,451
 Touchstone Money Market
   (Pinnacle IV(TM))                                    (607)                    -                     -                  (607)
 Touchstone Third Avenue Value
   (Pinnacle IV(TM))                                 (37,161)              (85,246)            1,283,148             1,160,741
 Touchstone Value Plus
   (Pinnacle IV(TM))                                  (1,470)                4,958               114,304               117,792
 Touchstone Balanced
   (Pinnacle(TM))                                     (6,095)                2,600               205,067               201,572
 Touchstone Baron Small Cap Value
   (Pinnacle(TM))                                    (47,095)              (72,223)            1,066,358               947,040
 Touchstone Core Bond
   (Pinnacle(TM))                                     37,324               (86,962)               71,486                21,848
 Touchstone Emerging Growth
   (Pinnacle(TM))                                      1,207                17,552               143,192               161,951
 Touchstone Enhanced Dividend 30
   (Pinnacle(TM))                                     29,765                18,540               660,278               708,583
 Touchstone Growth & Income
   (Pinnacle(TM))                                     18,698                10,155                66,441                95,294
 Touchstone High Yield
   (Pinnacle(TM))                                    872,065             1,660,790              (484,468)            2,048,387
 Touchstone Large Cap Growth
   (Pinnacle(TM))                                   (137,142)           (4,234,855)            7,385,145             3,013,148
 Touchstone Money Market
   (Pinnacle(TM))                                    (34,226)                    -                     -               (34,226)
 Touchstone Third Avenue Value
   (Pinnacle(TM))                                   (200,565)              218,585             6,679,460             6,697,480
 Touchstone Value Plus
   (Pinnacle(TM))                                    (14,182)              109,014             1,072,760             1,167,592
 Fidelity VIP Money Market
   (Pinnacle(TM)) (July 25)**                        (27,477)                    -                     -               (27,477)
 JPM Bond
   (Pinnacle IV(TM))                                 203,391                83,866              (169,078)              118,179
 JPM International Opportunities
   (Pinnacle IV(TM))                                    (862)                  747                55,308                55,193
 JPM Mid Cap Value
   (Pinnacle IV(TM))                                  (1,371)                1,890                28,062                28,581
 JPM Bond
   (Pinnacle(TM))                                  1,119,739               408,831            (1,000,320)              528,250
 JPM International Opportunities
   (Pinnacle(TM))                                    (14,904)               55,119               700,044               740,259
 Putnam VT New Opportunities
   (Pinnacle(TM)) (January 6)*                        (3,067)                6,402                55,654                58,989
 Van Kampen Bandwidth & Telecommunication
   (Pinnacle IV(TM)) (April 30)**                       (221)              (49,165)               51,794                 2,408
 Van Kampen Bandwidth & Telecommunication
   (Pinnacle(TM)) (April 30)**                           (91)              (10,460)               11,676                 1,125
 Van Kampen Biotechnology & Pharmaceutical
   (Pinnacle IV(TM)) (April 30)**                       (810)                1,174                22,797                23,161
 Van Kampen Biotechnology & Pharmaceutical
   (Pinnacle(TM)) (April 30)**                        (1,199)              (60,605)               95,870                34,066
 Van Kampen Internet
   (Pinnacle IV(TM)) (April 30)**                        (43)               (2,030)                5,304                 3,231
 Van Kampen MS High-Tech 35 Index
   (Pinnacle IV(TM)) (April 30)**                        (24)                 (691)                1,144                   429
 Van Kampen MS High-Tech 35 Index
   (Pinnacle(TM)) (April 30)**                          (220)               (2,248)                6,951                 4,483

                                                      INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                 NET TRANSFERS                    (DECREASE) IN NET
                                             CONTRIBUTIONS       CONTRACT           AMONG           CONTRACT        ASSETS FROM
                                             FROM CONTRACT   TERMINATIONS AND     INVESTMENT       MAINTENANCE    CONTRACT RELATED
                 DIVISION                       HOLDERS          BENEFITS           OPTIONS         CHARGES         TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
 Gabelli Large Cap Value
   (Pinnacle(TM)) (April 28)**               $       5,865   $       (277,795)   $  (4,911,276)   $       (613)   $      (5,183,819)
 Gabelli Large Cap Value
   (Pinnacle IV(TM)) (April 28)**                    2,596             (9,755)        (456,042)            (61)            (463,262)
 Touchstone Growth/Value
   (Pinnacle IV(TM)) (April 28)**                   23,731                  -          (28,901)              -               (5,170)
 Touchstone Growth/Value
   (Pinnacle(TM)) (April 28)**                           -               (793)         (92,595)            (17)             (93,405)
 Touchstone International Equity
   (Pinnacle IV(TM)) (July 25)**                     4,958                  -           (5,382)             (1)                (425)
 Touchstone International Equity
   (Pinnacle(TM)) (July 25)**                            -                  -              (45)              -                  (45)
 Touchstone Large Cap Growth
   (Pinnacle IV(TM)) (April 28)**                   15,821                  -          (15,863)              -                  (42)
 Touchstone Large Cap Growth
   (Pinnacle(TM)) (April 28)**                           -                (57)         (33,887)             (6)             (33,950)
 Touchstone Small Cap Value
   (Pinnacle IV(TM)) (April 28)**                    2,616               (412)         (49,031)              -              (46,827)
 Touchstone Small Cap Value
   (Pinnacle(TM)) (April 28)**                           -               (752)         (42,764)             (9)             (43,525)
 Touchstone Balanced
   (Pinnacle IV(TM))                               238,057            (16,564)          85,993            (131)             307,355
 Touchstone Baron Small Cap Value
   (Pinnacle IV(TM))                               198,433            (49,784)         157,493            (268)             305,874
 Touchstone Core Bond
   (Pinnacle IV(TM))                               385,915            (29,323)         190,666            (238)             547,020
 Touchstone Emerging Growth
   (Pinnacle IV(TM))                               213,559             (8,787)         461,615            (262)             666,125
 Touchstone Enhanced Dividend 30
   (Pinnacle IV(TM))                               188,906             (3,803)       1,181,472             (25)           1,366,550
 Touchstone Growth & Income
   (Pinnacle IV(TM))                               241,845             (2,137)          63,975             (31)             303,652
 Touchstone High Yield
   (Pinnacle IV(TM))                             1,320,734           (143,653)      (1,449,039)           (628)            (272,586)
 Touchstone Large Cap Growth
   (Pinnacle IV(TM))                                55,967            (18,080)         111,816            (246)             149,457
 Touchstone Money Market
   (Pinnacle IV(TM))                                 6,950             (9,587)        (727,772)             (5)            (730,414)
 Touchstone Third Avenue Value
   (Pinnacle IV(TM))                               703,991           (211,712)         620,820          (2,199)           1,110,900
 Touchstone Value Plus
   (Pinnacle IV(TM))                                40,702            (15,930)         473,721             (99)             498,394
 Touchstone Balanced
   (Pinnacle(TM))                                   28,869            (71,496)         863,699            (992)             820,080
 Touchstone Baron Small Cap Value
   (Pinnacle(TM))                                   12,951           (232,427)        (245,963)         (1,627)            (467,066)
 Touchstone Core Bond
   (Pinnacle(TM))                                   15,033            (76,575)        (149,337)         (1,236)            (212,115)
 Touchstone Emerging Growth
   (Pinnacle(TM))                                   38,772            (39,389)         484,563            (113)             483,833
 Touchstone Enhanced Dividend 30
   (Pinnacle(TM))                                   28,806            (55,865)      17,183,675          (1,283)          17,155,333
 Touchstone Growth & Income
   (Pinnacle(TM))                                   50,035            (15,982)         305,811            (212)             339,652
 Touchstone High Yield
   (Pinnacle(TM))                                   32,572           (589,348)       3,949,915          (2,997)           3,390,142
 Touchstone Large Cap Growth
   (Pinnacle(TM))                                   65,293           (811,924)        (507,071)         (7,126)          (1,260,828)
 Touchstone Money Market
   (Pinnacle(TM))                                   15,014         (9,527,933)      19,457,545          (1,965)           9,942,661
 Touchstone Third Avenue Value
   (Pinnacle(TM))                                  193,037         (1,542,239)         552,648          (7,705)            (804,259)
 Touchstone Value Plus
   (Pinnacle(TM))                                    8,698           (191,053)       4,374,717          (1,269)           4,191,093
 Fidelity VIP Money Market
   (Pinnacle(TM)) (July 25)**                       15,846         (5,309,728)       5,323,996          (2,637)              27,477
 JPM Bond
   (Pinnacle IV(TM))                             2,132,103           (434,767)        (734,112)         (1,516)             961,708
 JPM International Opportunities
   (Pinnacle IV(TM))                                42,038             (4,520)         126,355             (97)             163,776
 JPM Mid Cap Value
   (Pinnacle IV(TM))                                63,147             (2,696)          32,129            (159)              92,421
 JPM Bond
   (Pinnacle(TM))                                  142,095         (2,745,029)      (6,799,713)         (8,712)          (9,411,359)
 JPM International Opportunities
   (Pinnacle(TM))                                   15,068           (114,691)         909,519            (848)             809,048
 Putnam VT New Opportunities
   (Pinnacle(TM)) (January 6)*                           -            (21,729)         981,708             (57)             959,922
 Van Kampen Bandwidth & Telecommunication
   (Pinnacle IV(TM)) (April 30)**                    3,696             (1,424)         (48,479)            (12)             (46,219)
 Van Kampen Bandwidth & Telecommunication
   (Pinnacle(TM)) (April 30)**                           -                  -          (21,111)              -              (21,111)
 Van Kampen Biotechnology & Pharmaceutical
   (Pinnacle IV(TM)) (April 30)**                    3,686             (1,078)        (193,194)            (54)            (190,640)
 Van Kampen Biotechnology & Pharmaceutical
   (Pinnacle(TM)) (April 30)**                           -             (6,577)        (312,307)            (53)            (318,937)
 Van Kampen Internet
   (Pinnacle IV(TM)) (April 30)**                        -                  -          (10,125)              -              (10,125)
 Van Kampen MS High-Tech 35 Index
   (Pinnacle IV(TM)) (April 30)**                    2,396                  -           (5,744)             (2)              (3,350)
 Van Kampen MS High-Tech 35 Index
   (Pinnacle(TM)) (April 30)**                           -             (1,570)         (50,500)             (8)             (52,078)

                                                 INCREASE
                                               (DECREASE) IN         NET ASSETS,       NET ASSETS, END
                 DIVISION                       NET ASSETS        BEGINNING OF YEAR        OF YEAR
-------------------------------------------------------------------------------------------------------
 Gabelli Large Cap Value
   (Pinnacle(TM)) (April 28)**               $      (4,976,381)   $       4,976,381   $               -
 Gabelli Large Cap Value
   (Pinnacle IV(TM)) (April 28)**                     (445,600)             445,600                   -
 Touchstone Growth/Value
   (Pinnacle IV(TM)) (April 28)**                       (4,625)               4,625                   -
 Touchstone Growth/Value
   (Pinnacle(TM)) (April 28)**                         (87,043)              87,043                   -
 Touchstone International Equity
   (Pinnacle IV(TM)) (July 25)**                          (372)                 372                   -
 Touchstone International Equity
   (Pinnacle(TM)) (July 25)**                                -                    -                   -
 Touchstone Large Cap Growth
   (Pinnacle IV(TM)) (April 28)**                            -                    -                   -
 Touchstone Large Cap Growth
   (Pinnacle(TM)) (April 28)**                         (32,461)              32,461                   -
 Touchstone Small Cap Value
   (Pinnacle IV(TM)) (April 28)**                      (46,478)              46,478                   -
 Touchstone Small Cap Value
   (Pinnacle(TM)) (April 28)**                         (43,688)              43,688                   -
 Touchstone Balanced
   (Pinnacle IV(TM))                                   339,342               12,308             351,650
 Touchstone Baron Small Cap Value
   (Pinnacle IV(TM))                                   538,417              615,921           1,154,338
 Touchstone Core Bond
   (Pinnacle IV(TM))                                   548,773               69,877             618,650
 Touchstone Emerging Growth
   (Pinnacle IV(TM))                                   730,050                5,799             735,849
 Touchstone Enhanced Dividend 30
   (Pinnacle IV(TM))                                 1,446,274                    -           1,446,274
 Touchstone Growth & Income
   (Pinnacle IV(TM))                                   344,277                    -             344,277
 Touchstone High Yield
   (Pinnacle IV(TM))                                   177,577            1,299,082           1,476,659
 Touchstone Large Cap Growth
   (Pinnacle IV(TM))                                   214,908              133,762             348,670
 Touchstone Money Market
   (Pinnacle IV(TM))                                  (731,021)             739,110               8,089
 Touchstone Third Avenue Value
   (Pinnacle IV(TM))                                 2,271,641            2,514,448           4,786,089
 Touchstone Value Plus
   (Pinnacle IV(TM))                                   616,186                    -             616,186
 Touchstone Balanced
   (Pinnacle(TM))                                    1,021,652              570,256           1,591,908
 Touchstone Baron Small Cap Value
   (Pinnacle(TM))                                      479,974            3,594,767           4,074,741
 Touchstone Core Bond
   (Pinnacle(TM))                                     (190,267)           1,937,427           1,747,160
 Touchstone Emerging Growth
   (Pinnacle(TM))                                      645,784              303,471             949,255
 Touchstone Enhanced Dividend 30
   (Pinnacle(TM))                                   17,863,916               25,350          17,889,266
 Touchstone Growth & Income
   (Pinnacle(TM))                                      434,946              198,587             633,533
 Touchstone High Yield
   (Pinnacle(TM))                                    5,438,529            7,054,525          12,493,054
 Touchstone Large Cap Growth
   (Pinnacle(TM))                                    1,752,320           10,710,516          12,462,836
 Touchstone Money Market
   (Pinnacle(TM))                                    9,908,435            2,077,050          11,985,485
 Touchstone Third Avenue Value
   (Pinnacle(TM))                                    5,893,221           18,821,664          24,714,885
 Touchstone Value Plus
   (Pinnacle(TM))                                    5,358,685               48,399           5,407,084
 Fidelity VIP Money Market
   (Pinnacle(TM)) (July 25)**                                -                    -                   -
 JPM Bond
   (Pinnacle IV(TM))                                 1,079,887            4,041,787           5,121,674
 JPM International Opportunities
   (Pinnacle IV(TM))                                   218,969               58,974             277,943
 JPM Mid Cap Value
   (Pinnacle IV(TM))                                   121,002               84,870             205,872
 JPM Bond
   (Pinnacle(TM))                                   (8,883,109)          28,398,655          19,515,546
 JPM International Opportunities
   (Pinnacle(TM))                                    1,549,307            1,641,855           3,191,162
 Putnam VT New Opportunities
   (Pinnacle(TM)) (January 6)*                       1,018,911                    -           1,018,911
 Van Kampen Bandwidth & Telecommunication
   (Pinnacle IV(TM)) (April 30)**                      (43,811)              43,811                   -
 Van Kampen Bandwidth & Telecommunication
   (Pinnacle(TM)) (April 30)**                         (19,986)              19,986                   -
 Van Kampen Biotechnology & Pharmaceutical
   (Pinnacle IV(TM)) (April 30)**                     (167,479)             167,479                   -
 Van Kampen Biotechnology & Pharmaceutical
   (Pinnacle(TM)) (April 30)**                        (284,871)             284,871                   -
 Van Kampen Internet
   (Pinnacle IV(TM)) (April 30)**                       (6,894)               6,894                   -
 Van Kampen MS High-Tech 35 Index
   (Pinnacle IV(TM)) (April 30)**                       (2,921)               2,921                   -
 Van Kampen MS High-Tech 35 Index
   (Pinnacle(TM)) (April 30)**                         (47,595)              47,595                   -

                                                                         UNIT TRANSACTIONS
                                          --------------------------------------------------------------------------
                                                                                                        INCREASE
                                                  UNITS            UNITS             UNITS            (DECREASE) IN
                 DIVISION                       PURCHASED         REDEEMED         TRANSFERRED           UNITS
--------------------------------------------------------------------------------------------------------------------
 Gabelli Large Cap Value
   (Pinnacle(TM)) (April 28)**                           578           (28,392)          (469,327)          (497,141)
 Gabelli Large Cap Value
   (Pinnacle IV(TM)) (April 28)**                        447            (1,639)           (72,828)           (74,020)
 Touchstone Growth/Value
   (Pinnacle IV(TM)) (April 28)**                      2,817                 -             (3,398)              (581)
 Touchstone Growth/Value
   (Pinnacle(TM)) (April 28)**                             -               (99)           (10,836)           (10,935)
 Touchstone International Equity
   (Pinnacle IV(TM)) (July 25)**                         605                 -               (653)               (48)
 Touchstone International Equity
   (Pinnacle(TM)) (July 25)**                              -                 -                  -                  -
 Touchstone Large Cap Growth
   (Pinnacle IV(TM)) (April 28)**                      1,954                 -             (1,954)                 -
 Touchstone Large Cap Growth
   (Pinnacle(TM)) (April 28)**                             -                (8)            (4,159)            (4,167)
 Touchstone Small Cap Value
   (Pinnacle IV(TM)) (April 28)**                        344               (54)            (6,107)            (5,817)
 Touchstone Small Cap Value
   (Pinnacle(TM)) (April 28)**                             -               (98)            (5,363)            (5,461)
 Touchstone Balanced
   (Pinnacle IV(TM))                                  23,603            (1,658)             8,489             30,434
 Touchstone Baron Small Cap Value
   (Pinnacle IV(TM))                                  20,245            (5,038)            15,696             30,903
 Touchstone Core Bond
   (Pinnacle IV(TM))                                  36,492            (2,795)            17,555             51,252
 Touchstone Emerging Growth
   (Pinnacle IV(TM))                                  21,756              (876)            44,478             65,358
 Touchstone Enhanced Dividend 30
   (Pinnacle IV(TM))                                  19,688              (386)           116,882            136,184
 Touchstone Growth & Income
   (Pinnacle IV(TM))                                  25,431              (220)             6,637             31,848
 Touchstone High Yield
   (Pinnacle IV(TM))                                 122,854           (13,380)          (118,761)            (9,287)
 Touchstone Large Cap Growth
   (Pinnacle IV(TM))                                   7,548            (2,554)            16,243             21,237
 Touchstone Money Market
   (Pinnacle IV(TM))                                     696              (960)           (72,834)           (73,098)
 Touchstone Third Avenue Value
   (Pinnacle IV(TM))                                  73,379           (23,924)            68,212            117,667
 Touchstone Value Plus
   (Pinnacle IV(TM))                                   4,562            (1,733)            58,975             61,804
 Touchstone Balanced
   (Pinnacle(TM))                                      2,815            (7,448)            86,591             81,958
 Touchstone Baron Small Cap Value
   (Pinnacle(TM))                                        785           (14,011)           (19,577)           (32,803)
 Touchstone Core Bond
   (Pinnacle(TM))                                      1,410            (7,349)           (15,644)           (21,583)
 Touchstone Emerging Growth
   (Pinnacle(TM))                                      3,867            (4,493)            46,195             45,569
 Touchstone Enhanced Dividend 30
   (Pinnacle(TM))                                      2,875            (5,546)         1,680,894          1,678,223
 Touchstone Growth & Income
   (Pinnacle(TM))                                      4,982            (2,030)            31,558             34,510
 Touchstone High Yield
   (Pinnacle(TM))                                      2,951           (53,972)           375,555            324,534
 Touchstone Large Cap Growth
   (Pinnacle(TM))                                      4,838           (56,592)           (36,492)           (88,246)
 Touchstone Money Market
   (Pinnacle(TM))                                      1,504          (954,731)         1,947,677            994,450
 Touchstone Third Avenue Value
   (Pinnacle(TM))                                      6,982           (58,943)            12,379            (39,582)
 Touchstone Value Plus
   (Pinnacle(TM))                                        930           (21,678)           556,335            535,587
 Fidelity VIP Money Market
   (Pinnacle(TM)) (July 25)**                          1,586          (531,650)           530,040                (24)
 JPM Bond
   (Pinnacle IV(TM))                                 193,109           (39,439)           (65,082)            88,588
 JPM International Opportunities
   (Pinnacle IV(TM))                                   4,789              (578)            15,376             19,587
 JPM Mid Cap Value
   (Pinnacle IV(TM))                                   6,032              (279)             2,543              8,296
 JPM Bond
   (Pinnacle(TM))                                     10,725          (208,732)          (514,583)          (712,590)
 JPM International Opportunities
   (Pinnacle(TM))                                      2,158           (15,623)           129,695            116,230
 Putnam VT New Opportunities
   (Pinnacle(TM)) (January 6)*                             -            (1,870)            83,775             81,905
 Van Kampen Bandwidth & Telecommunication
   (Pinnacle IV(TM)) (April 30)**                      1,735              (688)           (22,110)           (21,063)
 Van Kampen Bandwidth & Telecommunication
   (Pinnacle(TM)) (April 30)**                             -                 -            (10,197)           (10,197)
 Van Kampen Biotechnology & Pharmaceutical
   (Pinnacle IV(TM)) (April 30)**                        574              (174)           (26,406)           (26,006)
 Van Kampen Biotechnology & Pharmaceutical
   (Pinnacle(TM)) (April 30)**                             -            (1,012)           (43,154)           (44,166)
 Van Kampen Internet
   (Pinnacle IV(TM)) (April 30)**                          -                 -             (3,148)            (3,148)
 Van Kampen MS High-Tech 35 Index
   (Pinnacle IV(TM)) (April 30)**                        441                 -               (978)              (537)
 Van Kampen MS High-Tech 35 Index
   (Pinnacle(TM)) (April 30)**                             -              (291)            (8,442)            (8,733)

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                         INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ------------------------------------------------------------------------------------
                                                                                        CHANGE IN NET
                                                                                          UNREALIZED        NET INCREASE IN
                                                                NET REALIZED GAIN        APPRECIATION          NET ASSETS
                                              NET INVESTMENT    (LOSS) ON SALE OF       (DEPRECIATION)       RESULTING FROM
                 DIVISION                     INCOME (LOSS)        INVESTMENTS         DURING THE PERIOD       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
 Van Kampen MS U.S. Multinational
  (Pinnacle IV(TM)) (April 30)**            $           (20)   $           (1,980)   $            2,519    $              519
 Van Kampen MS U.S. Multinational
  (Pinnacle(TM)) (April 30)**                           (37)                 (311)                  681                   333
 Van Kampen UIF Emerging Markets Debt
  (Pinnacle(TM))                                    (32,973)               55,159               538,770               560,956
 Van Kampen UIF U.S. Real Estate
  (Pinnacle(TM))                                    (58,111)               61,204             1,272,420             1,275,513
INITIAL CLASS:
 VIP Equity-Income
  (Pinnacle(TM))                                     67,022              (912,038)            4,419,031             3,574,015
 VIP II Contrafund
  (Pinnacle(TM))                                   (135,624)           (1,357,727)            5,167,942             3,674,591
 VIP III Growth & Income
  (Pinnacle(TM))                                    (16,572)             (792,888)            2,795,338             1,985,878
 VIP III Growth Opportunity
  (Pinnacle(TM))                                    (21,428)             (598,399)            1,511,223               891,396
SERVICE CLASS:
 Touchstone Money Market
  (Pinnacle IV(TM)) (July 14)*                      (14,980)                    -                     -               (14,980)
 MFS Capital Opportunities
  (Pinnacle IV(TM))                                  (3,566)               (5,627)               65,275                56,082
 MFS Emerging Growth
  (Pinnacle IV(TM))                                  (4,518)              (23,019)              101,626                74,089
 MFS Investors Growth Stock
  (Pinnacle IV(TM))                                  (2,613)               (3,686)               42,022                35,723
 MFS Mid Cap Growth
  (Pinnacle IV(TM))                                  (9,219)              (36,116)              220,877               175,542
 MFS New Discovery
  (Pinnacle IV(TM))                                  (7,601)              (41,089)              186,869               138,179
 MFS Total Return
  (Pinnacle IV(TM))                                   2,953               (22,521)              563,593               544,025
 VIP Growth
  (Pinnacle(TM))                                    (37,560)             (397,157)            1,273,701               838,984
 VIP III Mid Cap
  (Pinnacle(TM))                                    (88,301)             (236,380)            3,050,257             2,725,576
 MFS Capital Opportunities
  (Pinnacle(TM))                                    (22,126)             (338,245)              720,133               359,762
 MFS Emerging Growth
  (Pinnacle(TM))                                    (13,816)             (292,219)              556,766               250,731
 MFS Investors Trust
  (Pinnacle(TM))                                     (6,783)              (66,162)              209,784               136,839
 MFS Mid Cap Growth
  (Pinnacle(TM))                                    (36,913)             (446,949)            1,283,688               799,826
 MFS New Discovery
  (Pinnacle(TM))                                    (26,661)             (427,656)              978,929               524,612
 MFS Investors Trust
  (Pinnacle IV(TM))                                  (2,634)               (4,909)               57,198                49,655
 MFS Research
  (Pinnacle IV(TM))                                    (624)                 (836)               12,796                11,336
SERVICE CLASS 2:
 Fidelity Balanced
  (Pinnacle IV(TM)) (May 1)*                           (467)                   31                 5,095                 4,659
 VIP Contrafund
  (Pinnacle IV(TM))                                 (24,790)              (41,570)              578,975               512,615
 VIP Dynamic Capital Appreciation
  (Pinnacle IV(TM))                                    (423)                   (4)                6,563                 6,136
 VIP Equity-Income
  (Pinnacle IV(TM))                                  (4,131)              (84,686)            1,171,237             1,082,420
 VIP Growth
  (Pinnacle IV(TM))                                 (18,025)               22,247               346,089               350,311
 VIP Growth & Income
  (Pinnacle IV(TM))                                 (11,195)               62,904               216,160               267,869
 VIP Growth Opportunities
  (Pinnacle IV(TM))                                  (1,474)               10,047                25,844                34,417
 Fidelity High Income
  (Pinnacle IV(TM)) (May 1)*                         (7,924)               34,606                99,591               126,273
 VIP Mid Cap
  (Pinnacle IV(TM))                                 (32,908)               76,460               876,724               920,276
 VIP Money Market
  (Pinnacle IV(TM)) (July 25)**                     (12,890)                    -                   (43)              (12,933)
SERVICE SHARES:
 Janus Aspen Balanced
  (Pinnacle IV(TM)) (January 17)**                   (1,009)              (36,775)               44,289                 6,505
 Janus Aspen Capital Appreciation
  (Pinnacle IV(TM)) (January 17)**                     (227)              (33,964)               42,794                 8,603
 Janus Aspen Core Equity
  (Pinnacle IV(TM)) (January 17)**                      (29)               (5,507)                6,114                   578
 Janus Aspen Growth
  (Pinnacle(TM))                                    (10,768)              (79,384)              286,582               196,430
 Janus Aspen Mid Cap Growth
  (Pinnacle(TM))                                     (9,557)              (88,986)              301,054               202,511
 Janus Aspen Mid Cap Growth
  (Pinnacle IV(TM))                                  (1,471)                5,121                27,848                31,498
 Janus Aspen Growth
  (Pinnacle IV(TM))                                  (6,651)               67,955                23,441                84,745

                                                      INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                 NET TRANSFERS                    (DECREASE) IN NET
                                             CONTRIBUTIONS       CONTRACT           AMONG           CONTRACT        ASSETS FROM
                                             FROM CONTRACT   TERMINATIONS AND     INVESTMENT       MAINTENANCE    CONTRACT RELATED
                 DIVISION                       HOLDERS          BENEFITS           OPTIONS         CHARGES         TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
 Van Kampen MS U.S. Multinational
  (Pinnacle IV(TM)) (April 30)**             $          -       $          -    $      (4,231)   $         (2)   $          (4,233)
 Van Kampen MS U.S. Multinational
  (Pinnacle(TM)) (April 30)**                           -                  -           (8,814)             (5)              (8,819)
 Van Kampen UIF Emerging Markets Debt
  (Pinnacle(TM))                                   56,904           (180,118)          98,463          (1,182)             (25,933)
 Van Kampen UIF U.S. Real Estate
  (Pinnacle(TM))                                   96,688           (381,884)        (135,983)         (2,040)            (423,219)
INITIAL CLASS:
 VIP Equity-Income
  (Pinnacle(TM))                                  120,533           (718,730)         (18,232)         (6,872)            (623,301)
 VIP II Contrafund
  (Pinnacle(TM))                                  165,030         (1,133,517)        (291,524)         (9,552)          (1,269,563)
 VIP III Growth & Income
  (Pinnacle(TM))                                   65,252           (729,013)         160,434          (4,940)            (508,267)
 VIP III Growth Opportunity
  (Pinnacle(TM))                                   25,499           (202,460)         149,117          (2,104)             (29,948)
SERVICE CLASS:
 Touchstone Money Market
  (Pinnacle IV(TM)) (July 14)*                  1,529,782           (405,607)       2,136,670            (678)           3,260,167
 MFS Capital Opportunities
  (Pinnacle IV(TM))                                24,161             (9,774)          22,528            (156)              36,759
 MFS Emerging Growth
  (Pinnacle IV(TM))                               111,865            (21,015)          25,020            (188)             115,682
 MFS Investors Growth Stock
  (Pinnacle IV(TM))                               192,794            (12,208)          66,893             (22)             247,457
 MFS Mid Cap Growth
  (Pinnacle IV(TM))                               309,067            (30,375)         276,970            (229)             555,433
 MFS New Discovery
  (Pinnacle IV(TM))                               181,337            (34,117)          29,606            (245)             176,581
 MFS Total Return
  (Pinnacle IV(TM))                             1,455,709           (215,894)         701,924          (1,347)           1,940,392
 VIP Growth
  (Pinnacle(TM))                                  107,187           (216,993)         751,125          (2,112)             639,207
 VIP III Mid Cap
  (Pinnacle(TM))                                  115,026           (642,962)         (50,975)         (4,705)            (583,616)
 MFS Capital Opportunities
  (Pinnacle(TM))                                   12,788           (112,182)        (224,689)           (944)            (325,027)
 MFS Emerging Growth
  (Pinnacle(TM))                                   88,396           (101,416)         137,851            (738)             124,093
 MFS Investors Trust
  (Pinnacle(TM))                                       58            (76,008)         (38,595)           (318)            (114,863)
 MFS Mid Cap Growth
  (Pinnacle(TM))                                   41,134           (204,049)         947,148          (1,483)             782,750
 MFS New Discovery
  (Pinnacle(TM))                                   31,618            (97,636)        (941,271)           (972)          (1,008,261)
 MFS Investors Trust
  (Pinnacle IV(TM))                                37,836             (8,552)           6,660             (41)              35,903
 MFS Research
  (Pinnacle IV(TM))                                22,275             (1,161)           4,605             (39)              25,680
SERVICE CLASS 2:
 Fidelity Balanced
  (Pinnacle IV(TM)) (May 1)*                      101,240             (1,208)          13,387               -              113,419
 VIP Contrafund
  (Pinnacle IV(TM))                             1,022,639           (140,581)         630,357          (1,075)           1,511,340
 VIP Dynamic Capital Appreciation
  (Pinnacle IV(TM))                                     -               (100)            (228)             (7)                (335)
 VIP Equity-Income
  (Pinnacle IV(TM))                             1,176,921           (224,608)         846,230          (1,460)           1,797,083
 VIP Growth
  (Pinnacle IV(TM))                               579,857            (93,770)       1,442,809            (662)           1,928,234
 VIP Growth & Income
  (Pinnacle IV(TM))                               879,221           (162,352)         681,891            (672)           1,398,088
 VIP Growth Opportunities
  (Pinnacle IV(TM))                                49,400             (5,767)          42,518             (58)              86,093
 Fidelity High Income
  (Pinnacle IV(TM)) (May 1)*                      199,296             (7,692)       2,837,577             (47)           3,029,134
 VIP Mid Cap
  (Pinnacle IV(TM))                               636,769           (166,673)         578,326          (1,035)           1,047,387
 VIP Money Market
  (Pinnacle IV(TM)) (July 25)**                   202,569           (556,452)      (3,207,914)           (628)          (3,562,425)
SERVICE SHARES:
 Janus Aspen Balanced
  (Pinnacle IV(TM)) (January 17)**                      -             (9,219)      (1,485,913)            (33)          (1,495,165)
 Janus Aspen Capital Appreciation
  (Pinnacle IV(TM)) (January 17)**                    100             (2,829)        (338,027)            (12)            (340,768)
 Janus Aspen Core Equity
  (Pinnacle IV(TM)) (January 17)**                      -               (940)         (42,131)             (7)             (43,078)
 Janus Aspen Growth
  (Pinnacle(TM))                                    9,128            (42,237)        (108,457)           (669)            (142,235)
 Janus Aspen Mid Cap Growth
  (Pinnacle(TM))                                   41,390            (50,505)         (96,605)           (734)            (106,454)
 Janus Aspen Mid Cap Growth
  (Pinnacle IV(TM))                                67,802            (23,808)         102,715            (162)             146,547
 Janus Aspen Growth
  (Pinnacle IV(TM))                                92,849            (23,146)         (74,556)           (159)              (5,012)

                                                 INCREASE
                                               (DECREASE) IN        NET ASSETS,        NET ASSETS, END
                 DIVISION                       NET ASSETS       BEGINNING OF YEAR         OF YEAR
-------------------------------------------------------------------------------------------------------
 Van Kampen MS U.S. Multinational
  (Pinnacle IV(TM)) (April 30)**            $          (3,714)   $           3,714   $               -
 Van Kampen MS U.S. Multinational
  (Pinnacle(TM)) (April 30)**                          (8,486)               8,486                   -
 Van Kampen UIF Emerging Markets Debt
  (Pinnacle(TM))                                      535,023            2,156,189           2,691,212
 Van Kampen UIF U.S. Real Estate
  (Pinnacle(TM))                                      852,294            4,418,691           5,270,985
INITIAL CLASS:
 VIP Equity-Income
  (Pinnacle(TM))                                    2,950,714           13,585,104          16,535,818
 VIP II Contrafund
  (Pinnacle(TM))                                    2,405,028           15,535,792          17,940,820
 VIP III Growth & Income
  (Pinnacle(TM))                                    1,477,611            9,459,149          10,936,760
 VIP III Growth Opportunity
  (Pinnacle(TM))                                      861,448            3,265,141           4,126,589
SERVICE CLASS:
 Touchstone Money Market
  (Pinnacle IV(TM)) (July 14)*                      3,245,187                    -           3,245,187
 MFS Capital Opportunities
  (Pinnacle IV(TM))                                    92,841              211,592             304,433
 MFS Emerging Growth
  (Pinnacle IV(TM))                                   189,771              213,686             403,457
 MFS Investors Growth Stock
  (Pinnacle IV(TM))                                   283,180               75,748             358,928
 MFS Mid Cap Growth
  (Pinnacle IV(TM))                                   730,975              382,570           1,113,545
 MFS New Discovery
  (Pinnacle IV(TM))                                   314,760              452,136             766,896
 MFS Total Return
  (Pinnacle IV(TM))                                 2,484,417            2,430,029           4,914,446
 VIP Growth
  (Pinnacle(TM))                                    1,478,191            2,898,808           4,376,999
 VIP III Mid Cap
  (Pinnacle(TM))                                    2,141,960            8,407,767          10,549,727
 MFS Capital Opportunities
  (Pinnacle(TM))                                       34,735            1,705,131           1,739,866
 MFS Emerging Growth
  (Pinnacle(TM))                                      374,824              914,306           1,289,130
 MFS Investors Trust
  (Pinnacle(TM))                                       21,976              882,932             904,908
 MFS Mid Cap Growth
  (Pinnacle(TM))                                    1,582,576            2,290,688           3,873,264
 MFS New Discovery
  (Pinnacle(TM))                                     (483,649)           2,289,493           1,805,844
 MFS Investors Trust
  (Pinnacle IV(TM))                                    85,558              238,704             324,262
 MFS Research
  (Pinnacle IV(TM))                                    37,016               39,652              76,668
SERVICE CLASS 2:
 Fidelity Balanced
  (Pinnacle IV(TM)) (May 1)*                          118,078                    -             118,078
 VIP Contrafund
  (Pinnacle IV(TM))                                 2,023,955            1,571,324           3,595,279
 VIP Dynamic Capital Appreciation
  (Pinnacle IV(TM))                                     5,801               26,681              32,482
 VIP Equity-Income
  (Pinnacle IV(TM))                                 2,879,503            2,732,739           5,612,242
 VIP Growth
  (Pinnacle IV(TM))                                 2,278,545              784,242           3,062,787
 VIP Growth & Income
  (Pinnacle IV(TM))                                 1,665,957              923,299           2,589,256
 VIP Growth Opportunities
  (Pinnacle IV(TM))                                   120,510               76,765             197,275
 Fidelity High Income
  (Pinnacle IV(TM)) (May 1)*                        3,155,407                    -           3,155,407
 VIP Mid Cap
  (Pinnacle IV(TM))                                 1,967,663            1,897,507           3,865,170
 VIP Money Market
  (Pinnacle IV(TM)) (July 25)**                    (3,575,358)           3,575,358                   -
SERVICE SHARES:
 Janus Aspen Balanced
  (Pinnacle IV(TM)) (January 17)**                 (1,488,660)           1,488,660                   -
 Janus Aspen Capital Appreciation
  (Pinnacle IV(TM)) (January 17)**                   (332,165)             332,165                   -
 Janus Aspen Core Equity
  (Pinnacle IV(TM)) (January 17)**                    (42,500)              42,500                   -
 Janus Aspen Growth
  (Pinnacle(TM))                                       54,195              750,376             804,571
 Janus Aspen Mid Cap Growth
  (Pinnacle(TM))                                       96,057              678,816             774,873
 Janus Aspen Mid Cap Growth
  (Pinnacle IV(TM))                                   178,045               42,408             220,453
 Janus Aspen Growth
  (Pinnacle IV(TM))                                    79,733              230,228             309,961

                                                                         UNIT TRANSACTIONS
                                          -------------------------------------------------------------------------
                                                                                                        INCREASE
                                                  UNITS            UNITS             UNITS            (DECREASE) IN
                 DIVISION                       PURCHASED         REDEEMED         TRANSFERRED           UNITS
-------------------------------------------------------------------------------------------------------------------
 Van Kampen MS U.S. Multinational
  (Pinnacle IV(TM)) (April 30)**                          -                 -               (662)              (662)
 Van Kampen MS U.S. Multinational
  (Pinnacle(TM)) (April 30)**                             -                (1)            (1,509)            (1,510)
 Van Kampen UIF Emerging Markets Debt
  (Pinnacle(TM))                                      4,500           (15,215)             8,551             (2,164)
 Van Kampen UIF U.S. Real Estate
  (Pinnacle(TM))                                      6,308           (29,630)           (22,286)           (45,608)
INITIAL CLASS:
 VIP Equity-Income
  (Pinnacle(TM))                                     12,009           (70,672)           (17,304)           (75,967)
 VIP II Contrafund
  (Pinnacle(TM))                                     13,431           (95,704)           (44,871)          (127,144)
 VIP III Growth & Income
  (Pinnacle(TM))                                      5,694           (66,971)            10,315            (50,962)
 VIP III Growth Opportunity
  (Pinnacle(TM))                                      3,064           (26,552)            16,699             (6,789)
SERVICE CLASS:
 Touchstone Money Market
  (Pinnacle IV(TM)) (July 14)*                      153,332           (40,733)           213,223            325,822
 MFS Capital Opportunities
  (Pinnacle IV(TM))                                   3,467            (1,422)             2,976              5,021
 MFS Emerging Growth
  (Pinnacle IV(TM))                                  15,590            (3,096)             4,348             16,842
 MFS Investors Growth Stock
  (Pinnacle IV(TM))                                  25,838            (1,645)             8,739             32,932
 MFS Mid Cap Growth
  (Pinnacle IV(TM))                                  49,374            (5,027)            43,142             87,489
 MFS New Discovery
  (Pinnacle IV(TM))                                  21,473            (4,626)             2,533             19,380
 MFS Total Return
  (Pinnacle IV(TM))                                 146,717           (22,161)            76,932            201,488
 VIP Growth
  (Pinnacle(TM))                                     14,217           (32,491)            89,673             71,399
 VIP III Mid Cap
  (Pinnacle(TM))                                      6,904           (41,174)           (13,585)           (47,855)
 MFS Capital Opportunities
  (Pinnacle(TM))                                      2,689           (22,635)           (50,048)           (69,994)
 MFS Emerging Growth
  (Pinnacle(TM))                                     21,214           (27,249)            32,948             26,913
 MFS Investors Trust
  (Pinnacle(TM))                                          8           (11,072)            (8,945)           (20,009)
 MFS Mid Cap Growth
  (Pinnacle(TM))                                      7,846           (40,021)           165,591            133,416
 MFS New Discovery
  (Pinnacle(TM))                                      4,884           (15,386)          (147,061)          (157,563)
 MFS Investors Trust
  (Pinnacle IV(TM))                                   4,649            (1,106)               672              4,215
 MFS Research
  (Pinnacle IV(TM))                                   2,870              (155)               596              3,311
SERVICE CLASS 2:
 Fidelity Balanced
  (Pinnacle IV(TM)) (May 1)*                          9,452              (111)             1,229             10,570
 VIP Contrafund
  (Pinnacle IV(TM))                                 104,443           (15,268)            58,406            147,581
 VIP Dynamic Capital Appreciation
  (Pinnacle IV(TM))                                       -               (10)               (23)               (33)
 VIP Equity-Income
  (Pinnacle IV(TM))                                 132,485           (27,397)           104,447            209,535
 VIP Growth
  (Pinnacle IV(TM))                                  73,892           (12,724)           180,080            241,248
 VIP Growth & Income
  (Pinnacle IV(TM))                                  94,879           (19,256)            72,865            148,488
 VIP Growth Opportunities
  (Pinnacle IV(TM))                                   5,638              (685)             5,626             10,579
 Fidelity High Income
  (Pinnacle IV(TM)) (May 1)*                         18,141              (693)           257,174            274,622
 VIP Mid Cap
  (Pinnacle IV(TM))                                  60,707           (16,837)            59,639            103,509
 VIP Money Market
  (Pinnacle IV(TM)) (July 25)**                      20,195           (55,553)          (320,400)          (355,758)
SERVICE SHARES:
 Janus Aspen Balanced
  (Pinnacle IV(TM)) (January 17)**                        -            (1,001)          (162,588)          (163,589)
 Janus Aspen Capital Appreciation
  (Pinnacle IV(TM)) (January 17)**                       12              (349)           (42,032)           (42,369)
 Janus Aspen Core Equity
  (Pinnacle IV(TM)) (January 17)**                        -              (117)            (5,374)            (5,491)
 Janus Aspen Growth
  (Pinnacle(TM))                                      1,738            (8,476)           (21,352)           (28,090)
 Janus Aspen Mid Cap Growth
  (Pinnacle(TM))                                     11,734           (16,350)           (29,113)           (33,729)
 Janus Aspen Mid Cap Growth
  (Pinnacle IV(TM))                                   9,146            (3,541)            14,309             19,914
 Janus Aspen Growth
  (Pinnacle IV(TM))                                  12,694            (3,083)            (8,262)             1,349

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                         INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          -----------------------------------------------------------------------------------
                                                                                       CHANGE IN NET
                                                                                         UNREALIZED        NET INCREASE IN
                                                               NET REALIZED GAIN        APPRECIATION          NET ASSETS
                                             NET INVESTMENT    (LOSS) ON SALE OF       (DEPRECIATION)       RESULTING FROM
                 DIVISION                    INCOME (LOSS)        INVESTMENTS         DURING THE PERIOD       OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
 Janus Aspen Worldwide Growth
  (Pinnacle IV(TM))                         $        (2,932)   $          (32,735)   $          186,645    $          150,978
 Janus Aspen International Growth
  (Pinnacle IV(TM))                                    (301)                 (592)               30,703                29,810
 Janus Aspen Strategic Value
  (Pinnacle IV(TM)) (January 17)**                     (140)              (22,336)               29,807                 7,331
 Janus Aspen Strategic Value
  (Pinnacle(TM)) (January 17)**                        (628)             (239,055)              275,034                35,351
INSTITUTIONAL SHARES:
 Janus Aspen Balanced Division
  (January 17)**                                    (18,588)           (4,970,428)            5,127,932               138,916
 Janus Aspen Capital Appreciation
  (Pinnacle(TM)) (January 17)**                      (9,595)          (10,759,144)           11,133,743               365,004
 Janus Aspen Money Market
  (Pinnacle(TM)) (January 17)**                      (2,139)                 (220)                   (1)               (2,360)
 Janus Aspen Worldwide Growth
  (Pinnacle(TM))                                    (40,612)           (2,716,236)            5,528,394             2,771,546
CLASS 1:
 Van Kampen UIF Emerging Markets Debt
  (Pinnacle IV(TM))                                  (3,229)               12,940                36,013                45,724
 Van Kampen UIF U.S. Real Estate
  (Pinnacle IV(TM))                                 (15,138)               23,581               314,851               323,294
 Franklin Growth & Income Securities
  (Pinnacle(TM)) (January 6)*                       272,243                26,654             2,651,475             2,950,372
 Franklin Income Securities
  (Pinnacle(TM)) (January 6)*                     1,170,118               289,293             5,864,300             7,323,711
CLASS 1B SHARES:
 Putnam VT Discovery Growth
  (Pinnacle IV(TM))                                  (4,117)               32,754                43,529                72,166
 Putnam VT Growth & Income
  (Pinnacle IV(TM))                                   1,080               (24,610)              186,024               162,494
 Putnam VT International Equity
  (Pinnacle IV(TM))                                    (860)              (36,473)               91,981                54,648
 Putnam VT New Opportunities
  (Pinnacle IV(TM)) (January 6)*                       (414)                  505                 6,262                 6,353
 Putnam VT Small Cap Value
  (Pinnacle IV(TM))                                 (20,798)              (23,077)              822,737               778,862
 Putnam VT The George Putnam
  Fund of Boston
  (Pinnacle IV(TM)) (January 6)*                        (83)                    4                 1,662                 1,583
 Putnam VT Voyager
  (Pinnacle IV(TM)) (January 6)*                       (512)                  726                 4,685                 4,899
 Putnam VT Discovery Growth
  (Pinnacle(TM))                                     (1,403)               (5,982)               34,528                27,143
 Putnam VT Growth & Income
  (Pinnacle(TM))                                        726                 1,539               147,881               150,146
 Putnam VT International Equity
  (Pinnacle(TM))                                     (2,759)              171,018                78,680               246,939
 Putnam VT Small Cap Value
  (Pinnacle(TM))                                    (25,441)             (160,918)            1,147,927               961,568
 Putnam VT George Putnam
  (Pinnacle(TM)) (January 6)*                         4,713                 6,576                39,918                51,207
 Putnam VT Voyager
  (Pinnacle(TM)) (January 6)*                          (877)                7,515                 9,145                15,783
CLASS 2:
 Franklin Growth & Income Securities
  (Pinnacle IV(TM)) (January 6)*                      6,480                (4,074)               95,015                97,421
 Franklin Income Securities
  (Pinnacle IV(TM)) (January 6)*                     64,587                33,469               385,866               483,922
 Franklin Large Cap Growth Securities
  (Pinnacle IV(TM)) (January 6)*                       (926)                1,331                19,515                19,920
 Franklin Mutual Shares Securities
  (Pinnacle IV(TM)) (January 6)*                     (2,581)               (1,904)               83,295                78,810
 Templeton Foreign Securities
  (Pinnacle IV(TM)) (January 6)*                       (684)                  507                30,653                30,476
 Templeton Growth Securities
  (Pinnacle IV(TM)) (January 6)*                     (1,019)                3,306                34,249                36,536
 Van Kampen LIT Comstock
  (Pinnacle IV(TM)) (January 6)*                       (700)                  142                19,704                19,146
 Van Kampen LIT Emerging Growth
  (Pinnacle IV(TM)) (January 6)*                       (123)                   33                 1,545                 1,455
 Van Kampen UIF Emerging Markets Equity
  (Pinnacle IV(TM)) (January 6)*                     (1,251)                  740                47,336                46,825
 Franklin Large Cap Growth Securities
  (Pinnacle(TM)) (January 6)*                          (511)                  536                16,426                16,451
 Franklin Mutual Shares Securities
  (Pinnacle(TM)) (January 6)*                        (4,543)               (2,565)              253,870               246,762
 Templeton Foreign Securities
  (Pinnacle(TM)) (January 6)*                          (693)              117,120                81,258               197,685
 Templeton Growth Securities
  (Pinnacle(TM)) (January 6)*                          (568)                7,588                35,929                42,949
 Van Kampen LIT Comstock
  (Pinnacle(TM)) (January 6)*                        (1,503)                2,010                41,350                41,857
 Van Kampen LIT Emerging Growth
  (Pinnacle(TM)) (January 6)*                          (412)                  150                 6,443                 6,181
 Van Kampen UIF Emerging Markets Equity
  (Pinnacle(TM)) (January 6)*                          (568)                  290                21,105                20,827

                                                      INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                 NET TRANSFERS                    (DECREASE) IN NET
                                             CONTRIBUTIONS       CONTRACT           AMONG           CONTRACT        ASSETS FROM
                                             FROM CONTRACT   TERMINATIONS AND     INVESTMENT       MAINTENANCE    CONTRACT RELATED
                 DIVISION                       HOLDERS          BENEFITS           OPTIONS         CHARGES         TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
 Janus Aspen Worldwide Growth
  (Pinnacle IV(TM))                         $     112,663   $        (38,645)   $     103,480    $       (475)   $         177,023
 Janus Aspen International Growth
  (Pinnacle IV(TM))                                30,533             (9,287)         196,489             (73)             217,662
 Janus Aspen Strategic Value
  (Pinnacle IV(TM)) (January 17)**                      -               (612)        (210,051)             (7)            (210,670)
 Janus Aspen Strategic Value
  (Pinnacle(TM)) (January 17)**                        33             (3,350)      (1,006,685)             (9)          (1,010,011)
INSTITUTIONAL SHARES:
 Janus Aspen Balanced Division
  (January 17)**                                    4,597           (216,993)     (29,900,262)           (451)         (30,113,109)
 Janus Aspen Capital Appreciation
  (Pinnacle(TM)) (January 17)**                     3,440            (70,532)     (15,089,162)           (248)         (15,156,502)
 Janus Aspen Money Market
  (Pinnacle(TM)) (January 17)**                       428           (209,300)     (19,741,648)           (202)         (19,950,722)
 Janus Aspen Worldwide Growth
  (Pinnacle(TM))                                   76,011           (824,148)      (3,554,276)        (11,076)          (4,313,489)
CLASS 1:
 Van Kampen UIF Emerging Markets Debt
  (Pinnacle IV(TM))                                55,618            (22,216)         148,715             (77)             182,040
 Van Kampen UIF U.S. Real Estate
  (Pinnacle IV(TM))                               506,524            (55,961)         306,049            (486)             756,126
 Franklin Growth & Income Securities
  (Pinnacle(TM)) (January 6)*                     121,734           (937,109)      13,724,035         (11,480)          12,897,180
 Franklin Income Securities
  (Pinnacle(TM)) (January 6)*                      45,894         (2,528,047)      28,250,278         (11,315)          25,756,810
CLASS 1B SHARES:
 Putnam VT Discovery Growth
  (Pinnacle IV(TM))                                82,612             (7,733)         (43,111)           (125)              31,643
 Putnam VT Growth & Income
  (Pinnacle IV(TM))                               127,906            (70,852)         191,845            (502)             248,397
 Putnam VT International Equity
  (Pinnacle IV(TM))                               158,111            (38,022)        (246,812)           (179)            (126,902)
 Putnam VT New Opportunities
  (Pinnacle IV(TM)) (January 6)*                   22,681                  -          275,169              (4)             297,846
 Putnam VT Small Cap Value
  (Pinnacle IV(TM))                               258,926           (134,217)         276,880            (731)             400,858
 Putnam VT The George Putnam
  Fund of Boston
  (Pinnacle IV(TM)) (January 6)*                   21,464                (21)          13,212               -               34,655
 Putnam VT Voyager
  (Pinnacle IV(TM)) (January 6)*                   22,502             (3,004)          94,604               -              114,102
 Putnam VT Discovery Growth
  (Pinnacle(TM))                                   22,280            (15,133)         (98,469)            (24)             (91,346)
 Putnam VT Growth & Income
  (Pinnacle(TM))                                  135,467            (37,446)         120,314            (138)             218,197
 Putnam VT International Equity
  (Pinnacle(TM))                                   23,988            (44,811)        (327,467)           (457)            (348,747)
 Putnam VT Small Cap Value
  (Pinnacle(TM))                                   96,669           (149,705)         454,742          (1,347)             400,359
 Putnam VT George Putnam
  (Pinnacle(TM)) (January 6)*                           -            (11,122)         380,072            (304)             368,646
 Putnam VT Voyager
  (Pinnacle(TM)) (January 6)*                          22             (2,452)          78,974             (17)              76,527
CLASS 2:
 Franklin Growth & Income Securities
  (Pinnacle IV(TM)) (January 6)*                  166,871            (72,014)         468,162            (205)             562,814
 Franklin Income Securities
  (Pinnacle IV(TM)) (January 6)*                  711,506           (105,468)       1,531,177            (685)           2,136,530
 Franklin Large Cap Growth Securities
  (Pinnacle IV(TM)) (January 6)*                  260,984             (2,163)           9,366               -              268,187
 Franklin Mutual Shares Securities
  (Pinnacle IV(TM)) (January 6)*                  556,437             (8,089)         214,625            (143)             762,830
 Templeton Foreign Securities
  (Pinnacle IV(TM)) (January 6)*                  150,595             (1,172)         149,821             (44)             299,200
 Templeton Growth Securities
  (Pinnacle IV(TM)) (January 6)*                   97,980               (571)         330,290             (24)             427,675
 Van Kampen LIT Comstock
  (Pinnacle IV(TM)) (January 6)*                  203,888             (1,745)          34,625               -              236,768
 Van Kampen LIT Emerging Growth
  (Pinnacle IV(TM)) (January 6)*                   33,447               (357)           2,931               -               36,021
 Van Kampen UIF Emerging Markets Equity
  (Pinnacle IV(TM)) (January 6)*                  209,019                  -           27,647               -              236,666
 Franklin Large Cap Growth Securities
  (Pinnacle(TM)) (January 6)*                      14,493             (3,976)         159,562             (33)             170,046
 Franklin Mutual Shares Securities
  (Pinnacle(TM)) (January 6)*                      37,138            (88,722)       1,591,317            (686)           1,539,047
 Templeton Foreign Securities
  (Pinnacle(TM)) (January 6)*                      53,835             (8,141)         789,900             (50)             835,544
 Templeton Growth Securities
  (Pinnacle(TM)) (January 6)*                      31,202             (2,082)         332,020            (124)             361,016
 Van Kampen LIT Comstock
  (Pinnacle(TM)) (January 6)*                      74,919             (7,002)         284,905             (45)             352,777
 Van Kampen LIT Emerging Growth
  (Pinnacle(TM)) (January 6)*                      46,519               (639)          36,152              (3)              82,029
 Van Kampen UIF Emerging Markets Equity
  (Pinnacle(TM)) (January 6)*                      15,500               (714)         166,412             (18)             181,180

                                               INCREASE
                                             (DECREASE) IN         NET ASSETS,       NET ASSETS, END
                 DIVISION                     NET ASSETS        BEGINNING OF YEAR        OF YEAR
-------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
 Janus Aspen Worldwide Growth
  (Pinnacle IV(TM))                         $         328,001    $         384,788   $         712,789
 Janus Aspen International Growth
  (Pinnacle IV(TM))                                   247,472               20,710             268,182
 Janus Aspen Strategic Value
  (Pinnacle IV(TM)) (January 17)**                   (203,339)             203,339                   -
 Janus Aspen Strategic Value
  (Pinnacle(TM)) (January 17)**                      (974,660)             974,660                   -
INSTITUTIONAL SHARES:
 Janus Aspen Balanced Division
  (January 17)**                                  (29,974,193)          29,974,193                   -
 Janus Aspen Capital Appreciation
  (Pinnacle(TM)) (January 17)**                   (14,791,498)          14,791,498                   -
 Janus Aspen Money Market
  (Pinnacle(TM)) (January 17)**                   (19,953,082)          19,953,082                   -
 Janus Aspen Worldwide Growth
  (Pinnacle(TM))                                   (1,541,943)          15,614,712          14,072,769
CLASS 1:
 Van Kampen UIF Emerging Markets Debt
  (Pinnacle IV(TM))                                   227,764               99,989             327,753
 Van Kampen UIF U.S. Real Estate
  (Pinnacle IV(TM))                                 1,079,420              606,010           1,685,430
 Franklin Growth & Income Securities
  (Pinnacle(TM)) (January 6)*                      15,847,552                    -          15,847,552
 Franklin Income Securities
  (Pinnacle(TM)) (January 6)*                      33,080,521                    -          33,080,521
CLASS 1B SHARES:
 Putnam VT Discovery Growth
  (Pinnacle IV(TM))                                   103,809              189,893             293,702
 Putnam VT Growth & Income
  (Pinnacle IV(TM))                                   410,891              508,211             919,102
 Putnam VT International Equity
  (Pinnacle IV(TM))                                   (72,254)             455,677             383,423
 Putnam VT New Opportunities
  (Pinnacle IV(TM)) (January 6)*                      304,199                    -             304,199
 Putnam VT Small Cap Value
  (Pinnacle IV(TM))                                 1,179,720            1,243,963           2,423,683
 Putnam VT The George Putnam
  Fund of Boston
  (Pinnacle IV(TM)) (January 6)*                       36,238                    -              36,238
 Putnam VT Voyager
  (Pinnacle IV(TM)) (January 6)*                      119,001                    -             119,001
 Putnam VT Discovery Growth
  (Pinnacle(TM))                                      (64,203)             196,322             132,119
 Putnam VT Growth & Income
  (Pinnacle(TM))                                      368,343              485,131             853,474
 Putnam VT International Equity
  (Pinnacle(TM))                                     (101,808)           1,365,104           1,263,296
 Putnam VT Small Cap Value
  (Pinnacle(TM))                                    1,361,927            2,045,978           3,407,905
 Putnam VT George Putnam
  (Pinnacle(TM)) (January 6)*                         419,853                    -             419,853
 Putnam VT Voyager
  (Pinnacle(TM)) (January 6)*                          92,310                    -              92,310
CLASS 2:
 Franklin Growth & Income Securities
  (Pinnacle IV(TM)) (January 6)*                      660,235                    -             660,235
 Franklin Income Securities
  (Pinnacle IV(TM)) (January 6)*                    2,620,452                    -           2,620,452
 Franklin Large Cap Growth Securities
  (Pinnacle IV(TM)) (January 6)*                      288,107                    -             288,107
 Franklin Mutual Shares Securities
  (Pinnacle IV(TM)) (January 6)*                      841,640                    -             841,640
 Templeton Foreign Securities
  (Pinnacle IV(TM)) (January 6)*                      329,676                    -             329,676
 Templeton Growth Securities
  (Pinnacle IV(TM)) (January 6)*                      464,211                    -             464,211
 Van Kampen LIT Comstock
  (Pinnacle IV(TM)) (January 6)*                      255,914                    -             255,914
 Van Kampen LIT Emerging Growth
  (Pinnacle IV(TM)) (January 6)*                       37,476                    -              37,476
 Van Kampen UIF Emerging Markets Equity
  (Pinnacle IV(TM)) (January 6)*                      283,491                    -             283,491
 Franklin Large Cap Growth Securities
  (Pinnacle(TM)) (January 6)*                         186,497                    -             186,497
 Franklin Mutual Shares Securities
  (Pinnacle(TM)) (January 6)*                       1,785,809                    -           1,785,809
 Templeton Foreign Securities
  (Pinnacle(TM)) (January 6)*                       1,033,229                    -           1,033,229
 Templeton Growth Securities
  (Pinnacle(TM)) (January 6)*                         403,965                    -             403,965
 Van Kampen LIT Comstock
  (Pinnacle(TM)) (January 6)*                         394,634                    -             394,634
 Van Kampen LIT Emerging Growth
  (Pinnacle(TM)) (January 6)*                          88,210                    -              88,210
 Van Kampen UIF Emerging Markets Equity
  (Pinnacle(TM)) (January 6)*                         202,007                    -             202,007

                                                                         UNIT TRANSACTIONS
                                          --------------------------------------------------------------------------
                                                                                                        INCREASE
                                                  UNITS            UNITS             UNITS            (DECREASE) IN
                 DIVISION                       PURCHASED         REDEEMED         TRANSFERRED           UNITS
--------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
 Janus Aspen Worldwide Growth
  (Pinnacle IV(TM))                                  15,115            (5,328)            19,022             28,809
 Janus Aspen International Growth
  (Pinnacle IV(TM))                                   3,948            (1,119)            22,970             25,799
 Janus Aspen Strategic Value
  (Pinnacle IV(TM)) (January 17)**                        -               (83)           (28,356)           (28,439)
 Janus Aspen Strategic Value
  (Pinnacle(TM)) (January 17)**                           5              (499)          (148,315)          (148,809)
INSTITUTIONAL SHARES:
 Janus Aspen Balanced Division
  (January 17)**                                        330           (15,550)        (2,156,848)        (2,172,068)
 Janus Aspen Capital Appreciation
  (Pinnacle(TM)) (January 17)**                         264            (5,382)        (1,166,916)        (1,172,034)
 Janus Aspen Money Market
  (Pinnacle(TM)) (January 17)**                          37           (17,867)        (1,683,211)        (1,701,041)
 Janus Aspen Worldwide Growth
  (Pinnacle(TM))                                      7,929           (87,139)          (370,496)          (449,706)
CLASS 1:
 Van Kampen UIF Emerging Markets Debt
  (Pinnacle IV(TM))                                   4,099            (1,701)            11,655             14,053
 Van Kampen UIF U.S. Real Estate
  (Pinnacle IV(TM))                                  41,717            (4,933)            27,001             63,785
 Franklin Growth & Income Securities
  (Pinnacle(TM)) (January 6)*                        11,807           (94,368)         1,428,974          1,346,413
 Franklin Income Securities
  (Pinnacle(TM)) (January 6)*                         4,015          (239,268)         2,854,167          2,618,914
CLASS 1B SHARES:
 Putnam VT Discovery Growth
  (Pinnacle IV(TM))                                  10,653            (1,089)            (3,815)             5,749
 Putnam VT Growth & Income
  (Pinnacle IV(TM))                                  14,615            (9,254)            24,097             29,458
 Putnam VT International Equity
  (Pinnacle IV(TM))                                  19,166            (5,020)           (33,659)           (19,513)
 Putnam VT New Opportunities
  (Pinnacle IV(TM)) (January 6)*                      1,866                 -             22,607             24,473
 Putnam VT Small Cap Value
  (Pinnacle IV(TM))                                  27,639           (14,888)            35,997             48,748
 Putnam VT The George Putnam
  Fund of Boston
  (Pinnacle IV(TM)) (January 6)*                      2,026                (2)             1,229              3,253
 Putnam VT Voyager
  (Pinnacle IV(TM)) (January 6)*                      2,024              (272)             8,419             10,171
 Putnam VT Discovery Growth
  (Pinnacle(TM))                                      2,729            (2,116)           (15,865)           (15,252)
 Putnam VT Growth & Income
  (Pinnacle(TM))                                     15,566            (4,651)            14,613             25,528
 Putnam VT International Equity
  (Pinnacle(TM))                                      2,712            (5,495)           (44,593)           (47,376)
 Putnam VT Small Cap Value
  (Pinnacle(TM))                                      9,472           (16,083)            38,495             31,884
 Putnam VT George Putnam
  (Pinnacle(TM)) (January 6)*                             -            (1,158)            38,812             37,654
 Putnam VT Voyager
  (Pinnacle(TM)) (January 6)*                             2              (230)             8,109              7,881
CLASS 2:
 Franklin Growth & Income Securities
  (Pinnacle IV(TM)) (January 6)*                     16,066            (7,648)            47,868             56,286
 Franklin Income Securities
  (Pinnacle IV(TM)) (January 6)*                     62,980            (9,819)           155,142            208,303
 Franklin Large Cap Growth Securities
  (Pinnacle IV(TM)) (January 6)*                     23,513              (184)               902             24,231
 Franklin Mutual Shares Securities
  (Pinnacle IV(TM)) (January 6)*                     49,510              (783)            20,831             69,558
 Templeton Foreign Securities
  (Pinnacle IV(TM)) (January 6)*                     13,653              (105)            12,722             26,270
 Templeton Growth Securities
  (Pinnacle IV(TM)) (January 6)*                      8,623               (56)            28,779             37,346
 Van Kampen LIT Comstock
  (Pinnacle IV(TM)) (January 6)*                     18,029              (153)             3,032             20,908
 Van Kampen LIT Emerging Growth
  (Pinnacle IV(TM)) (January 6)*                      2,918               (31)               258              3,145
 Van Kampen UIF Emerging Markets Equity
  (Pinnacle IV(TM)) (January 6)*                     17,732                 -              1,997             19,729
 Franklin Large Cap Growth Securities
  (Pinnacle(TM)) (January 6)*                         1,263              (364)            14,773             15,672
 Franklin Mutual Shares Securities
  (Pinnacle(TM)) (January 6)*                         3,316            (8,747)           152,775            147,344
 Templeton Foreign Securities
  (Pinnacle(TM)) (January 6)*                         4,932              (750)            78,016             82,198
 Templeton Growth Securities
  (Pinnacle(TM)) (January 6)*                         2,791              (196)            29,852             32,447
 Van Kampen LIT Comstock
  (Pinnacle(TM)) (January 6)*                         6,656              (616)            26,174             32,214
 Van Kampen LIT Emerging Growth
  (Pinnacle(TM)) (January 6)*                         4,144               (55)             3,305              7,394
 Van Kampen UIF Emerging Markets Equity
  (Pinnacle(TM)) (January 6)*                         1,151               (54)            12,941             14,038

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                                                          INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                          ------------------------------------------------------------------------------------
                                                                                        CHANGE IN NET
                                                                                          UNREALIZED        NET INCREASE IN
                                                                NET REALIZED GAIN        APPRECIATION          NET ASSETS
                                              NET INVESTMENT    (LOSS) ON SALE OF       (DEPRECIATION)       RESULTING FROM
                 DIVISION                     INCOME (LOSS)        INVESTMENTS         DURING THE PERIOD       OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
CLASS A:
 Scudder EAFE Equity Index
  (Pinnacle IV(TM))                         $         4,197    $           (4,114)   $           40,649    $           40,732
 Scudder Equity 500 Index
  (Pinnacle IV(TM))                                  (3,565)               43,806               335,203               375,444
 Scudder Small Cap Index
  (Pinnacle IV(TM))                                  (1,071)               (5,830)               87,089                80,188
 Scudder EAFE Equity Index
  (Pinnacle(TM))                                     51,992               (36,385)              422,184               437,791
 Scudder Equity 500 Index
  (Pinnacle(TM))                                    (20,066)           (1,590,275)            5,759,490             4,149,149
 Scudder Small Cap Index
  (Pinnacle(TM))                                    (19,257)             (135,850)            1,645,292             1,490,185
CLASS B:
 Scudder EAFE Equity Index
  (Pinnacle IV(TM))                                    (177)                   15                 6,274                 6,112
 Scudder Equity 500 Index
  (Pinnacle IV(TM))                                 (14,315)               20,758               706,605               713,048
 Scudder Small Cap Index
  (Pinnacle IV(TM))                                  (3,861)                  929               124,122               121,190

                                                      INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                          -----------------------------------------------------------------------------------------
                                                                                                                    NET INCREASE
                                                                                 NET TRANSFERS                    (DECREASE) IN NET
                                             CONTRIBUTIONS       CONTRACT           AMONG           CONTRACT        ASSETS FROM
                                             FROM CONTRACT   TERMINATIONS AND     INVESTMENT       MAINTENANCE    CONTRACT RELATED
                 DIVISION                       HOLDERS          BENEFITS           OPTIONS         CHARGES         TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
 Scudder EAFE Equity Index
  (Pinnacle IV(TM))                         $      12,337   $        (12,974)   $      (2,309)   $        (37)   $          (2,983)
 Scudder Equity 500 Index
  (Pinnacle IV(TM))                                 5,496            (88,261)          77,932            (464)              (5,297)
 Scudder Small Cap Index
  (Pinnacle IV(TM))                                 5,646            (11,919)          21,491            (137)              15,081
 Scudder EAFE Equity Index
  (Pinnacle(TM))                                   66,285            (56,832)        (175,802)           (707)            (167,056)
 Scudder Equity 500 Index
  (Pinnacle(TM))                                  175,967         (1,525,726)      (1,367,179)        (10,078)          (2,727,016)
 Scudder Small Cap Index
  (Pinnacle(TM))                                   24,555           (206,220)         642,621          (1,652)             459,304
CLASS B:
 Scudder EAFE Equity Index
  (Pinnacle IV(TM))                                29,380                  -           25,555               -               54,935
 Scudder Equity 500 Index
  (Pinnacle IV(TM))                             1,040,476           (307,359)         939,761            (467)           1,672,411
 Scudder Small Cap Index
  (Pinnacle IV(TM))                               534,696            (15,889)         300,927            (127)             819,607

                                                 INCREASE
                                               (DECREASE) IN         NET ASSETS,       NET ASSETS, END
                 DIVISION                       NET ASSETS        BEGINNING OF YEAR        OF YEAR
-------------------------------------------------------------------------------------------------------
CLASS A:
 Scudder EAFE Equity Index
  (Pinnacle IV(TM))                         $          37,749    $         130,346   $         168,095
 Scudder Equity 500 Index
  (Pinnacle IV(TM))                                   370,147            1,440,640           1,810,787
 Scudder Small Cap Index
  (Pinnacle IV(TM))                                    95,269              175,485             270,754
 Scudder EAFE Equity Index
  (Pinnacle(TM))                                      270,735            1,755,499           2,026,234
 Scudder Equity 500 Index
  (Pinnacle(TM))                                    1,422,133           17,391,192          18,813,325
 Scudder Small Cap Index
  (Pinnacle(TM))                                    1,949,489            3,438,888           5,388,377
CLASS B:
 Scudder EAFE Equity Index
  (Pinnacle IV(TM))                                    61,047                    -              61,047
 Scudder Equity 500 Index
  (Pinnacle IV(TM))                                 2,385,459            1,856,731           4,242,190
 Scudder Small Cap Index
  (Pinnacle IV(TM))                                   940,797               15,167             955,964

                                                                         UNIT TRANSACTIONS
                                          --------------------------------------------------------------------------
                                                                                                        INCREASE
                                                  UNITS            UNITS             UNITS            (DECREASE) IN
                 DIVISION                       PURCHASED         REDEEMED         TRANSFERRED           UNITS
--------------------------------------------------------------------------------------------------------------------
CLASS A:
 Scudder EAFE Equity Index
  (Pinnacle IV(TM))                                   1,544            (1,746)              (132)              (334)
 Scudder Equity 500 Index
  (Pinnacle IV(TM))                                     641           (11,513)            10,136               (736)
 Scudder Small Cap Index
  (Pinnacle IV(TM))                                     627            (1,262)             2,191              1,556
 Scudder EAFE Equity Index
  (Pinnacle(TM))                                      8,140            (8,220)           (32,005)           (32,085)
 Scudder Equity 500 Index
  (Pinnacle(TM))                                     17,701          (151,733)          (142,575)          (276,607)
 Scudder Small Cap Index
  (Pinnacle(TM))                                      2,668           (21,613)            55,061             36,116
CLASS B:
 Scudder EAFE Equity Index
  (Pinnacle IV(TM))                                   3,181                 -              2,804              5,985
 Scudder Equity 500 Index
  (Pinnacle IV(TM))                                 111,802           (33,932)           103,016            180,886
 Scudder Small Cap Index
  (Pinnacle IV(TM))                                  57,234            (1,681)            29,677             85,230

SEE ACCOMPANYING NOTES.
* - 2003 inception date for division.
** - 2003 closing date for division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Integrity Life Insurance Company ("Integrity"), a wholly owned subsidiary of the Western and Southern Life Insurance Company ("W&S"), established Separate Account II (the "Separate Account") on May 21, 1992, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA") and a Systematic Transfer Option ("STO") which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity's general account. Such options include a guaranteed interest division.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"); MFS Variable Insurance Trust Funds ("MFS Funds"); Putnam Variable Trust Funds ("Putnam Funds"); Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust Funds ("Touchstone Funds"), Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Portfolios"). Fidelity Management and Research Company serves as investment adviser to Fidelity's VIP Funds. The investment adviser of the Franklin Templeton Funds is Franklin Templeton Investments. J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Series. Massachusetts Financial Services Company ("MFS Funds") is the investment adviser to the MFS Funds.

Putnam Investment Management, LLC serves as the investment adviser of the Putnam Funds. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for the Van Kampen UIF Funds. Van Kampen Asset Management, Inc. manages the Van Kampen LIT Portfolios.

The contract holder's account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has one hundred sixteen investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the statement of operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

TAXES

Operations of the Separate Account are included in the income tax return of Integrity which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2004 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2004) and the cost of shares held at December 31, 2004 for each division were as follows:

                     DIVISION                                 PURCHASES         SALES           COST
---------------------------------------------------------------------------------------------------------
  Touchstone Aggressive ETF (Pinnacle IV(TM))               $      66,953   $          37   $      66,916
  Touchstone Balanced (Pinnacle IV(TM))                           416,704          81,220         669,825
  Touchstone Baron Small Cap (Pinnacle IV(TM))                  1,184,586         597,081       1,697,272
  Touchstone Conservative ETF (Pinnacle IV(TM))                   115,307         115,858               -
  Touchstone Core Bond (Pinnacle IV(TM))                        1,873,106       1,429,140       1,069,858
  Touchstone Emerging Growth (Pinnacle IV(TM))                  1,372,551         791,378       1,335,786
  Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))             1,043,419         705,183       1,760,420
  Touchstone Enhanced ETF (Pinnacle IV(TM))                        38,121              14          38,107
  Touchstone Growth & Income (Pinnacle IV(TM))                  1,083,875         593,418         837,832
  Touchstone High Yield (Pinnacle IV(TM))                       7,110,903       3,545,926       5,047,940
  Touchstone Large Cap Growth (Pinnacle IV(TM))                   395,433         440,231         316,875
  Touchstone Moderate ETF (Pinnacle IV(TM))                        35,322             236          35,088
  Touchstone Money Market (Pinnacle IV(TM))                            71           3,695           4,486
  Touchstone Third Avenue Value (Pinnacle IV(TM))               3,221,014       1,369,861       5,964,576
  Touchstone Value Plus (Pinnacle IV(TM))                         726,526         653,070         694,389
  Touchstone Aggressive ETF (Pinnacle(TM))                        243,744             231         243,516
  Touchstone Balanced (Pinnacle(TM))                              740,851         429,118       1,788,741
  Touchstone Baron Small Cap (Pinnacle(TM))                       583,372       1,024,815       3,207,909
  Touchstone Core Bond (Pinnacle(TM))                             631,678       1,179,091       1,222,138
  Touchstone Emerging Growth (Pinnacle(TM))                       845,100         666,272       1,148,793
  Touchstone Enhanced Dividend 30 (Pinnacle(TM))                1,006,602       4,306,819      14,052,602
  Touchstone Enhanced ETF (Pinnacle(TM))                            2,007               1           2,006
  Touchstone Growth & Income (Pinnacle(TM))                       263,593         277,516         603,485
  Touchstone High Yield (Pinnacle(TM))                          9,486,245      15,185,534       6,977,113
  Touchstone Large Cap Growth (Pinnacle(TM))                      355,261       2,519,054      14,522,635
  Touchstone Moderate ETF (Pinnacle(TM))                           20,612              12          20,600
  Touchstone Money Market (Pinnacle(TM))                       24,355,565      28,946,433       7,393,581
  Touchstone Third Avenue Value (Pinnacle(TM))                  2,153,785       5,432,173      18,770,533
  Touchstone Value Plus (Pinnacle(TM))                            396,027       1,210,449       3,796,880
  JP Morgan Bond (Pinnacle IV(TM))                              1,501,328       1,722,139       4,868,826
  JP Morgan International Equity (Pinnacle IV(TM))                345,048         154,706         458,002
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                       976,615         326,769         873,577

                     DIVISION                                 PURCHASES         SALES           COST
---------------------------------------------------------------------------------------------------------
  JP Morgan Bond (Pinnacle(TM))                             $   1,817,198   $   5,717,900   $  15,177,405
  JP Morgan International Equities (Pinnacle(TM))                 443,519         889,134       2,248,186
  JP Morgan Mid Cap Value (Pinnacle(TM))                          339,659         126,719         217,885
  Putnam VT New Opportunities (Pinnacle(TM))                    1,113,939       2,151,848               -
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))             408,745         885,356       1,837,037
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                1,123,503       1,116,640       4,563,150
INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle(TM))                     1,615,216       2,394,074      15,010,399
  Fidelity VIP II Contrafund (Pinnacle(TM))                     2,694,130       3,432,923      14,396,452
  Fidelity VIP III Growth & Income (Pinnacle(TM))                 530,357       2,430,622       8,759,317
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))            397,159       1,062,731       3,555,492
SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV(TM))                    12,970,412      13,722,555       2,493,164
  MFS Capital Opportunities (Pinnacle IV(TM))                     504,223         143,822         656,767
  MFS Emerging Growth (Pinnacle IV(TM))                           460,677         158,284         683,461
  MFS Investors Growth Stock (Pinnacle IV(TM))                    267,286          33,925         568,052
  MFS Mid Cap Growth (Pinnacle IV(TM))                            922,319         939,141       1,108,358
  MFS New Discovery (Pinnacle IV(TM))                             133,352          76,624         742,249
  MFS Total Return (Pinnacle IV(TM))                            2,023,314         552,845       5,930,400
  Fidelity VIP Growth (Pinnacle(TM))                            2,670,031       2,584,995       4,382,003
  Fidelity VIP III Mid Cap (Pinnacle(TM))                       3,565,532       2,429,228      10,004,291
  MFS Capital Opportunities (Pinnacle(TM))                      1,053,617         732,273       2,519,835
  MFS Emerging Growth (Pinnacle(TM))                              376,224         724,881       1,243,533
  MFS Investors Growth Stock (Pinnacle(TM))                           400             408               -
  MFS Investors Trust (Pinnacle(TM))                               50,545         935,312               -
  MFS Mid Cap Growth (Pinnacle(TM))                               615,255       1,781,170       2,767,853
  MFS New Discovery (Pinnacle(TM))                                 82,149         457,421       1,479,821
  MFS Total Return (Pinnacle(TM))                                  88,092             411          87,707
  MFS Investors Trust (Pinnacle IV(TM))                            25,164         340,752               -
  MFS Research (Pinnacle IV(TM))                                   63,881         138,051               -
SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV(TM))                    103,027             691         102,356
  Fidelity VIP Balanced (Pinnacle IV(TM))                         795,208         141,533         767,770
  Fidelity VIP Contrafund (Pinnacle IV(TM))                     4,112,187       1,756,842       5,889,926
  Fidelity VIP Dynamic Capital Appreciation
    (Pinnacle IV(TM))                                              19,047             702          47,679
  Fidelity VIP Equity-Income (Pinnacle IV(TM))                  2,526,475         530,265       6,649,259
  Fidelity VIP Growth (Pinnacle IV(TM))                         2,866,991       2,895,563       3,016,299
  Fidelity VIP Growth & Income (Pinnacle IV(TM))                2,750,455         695,333       4,561,497

                     DIVISION                                 PURCHASES         SALES           COST
---------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth Opportunities (Pinnacle IV(TM))       $     255,632   $     186,693   $     264,744
  Fidelity VIP High Income (Pinnacle IV(TM))                    3,132,499       3,764,456       2,261,223
  Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))            185,185           4,628         180,781
  Fidelity VIP Mid Cap (Pinnacle IV(TM))                        2,871,191       1,786,616       4,600,242
  Fidelity VIP Overseas (Pinnacle IV(TM))                          52,218             613          51,645
  Fidelity VIP Balanced (Pinnacle(TM))                            517,630          18,793         498,998
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))        157,683           3,753         153,924
  Fidelity VIP High Income (Pinnacle(TM))                       4,070,930         106,906       3,970,153
  Fidelity VIP Investment Grade Bond (Pinnacle(TM))               595,054          20,680         574,914
  Fidelity VIP Overseas (Pinnacle(TM))                             46,149           1,215          45,031
SERVICE SHARES:
  Janus Aspen Growth (Pinnacle(TM))                                 6,217         809,310               -
  Janus Aspen Mid Cap Growth (Pinnacle(TM))                        62,148         986,979               -
  Janus Aspen Mid Cap Growth (Pinnacle IV(TM))                     50,788         275,249               -
  Janus Aspen Growth (Pinnacle IV(TM))                             14,821         314,788               -
  Janus Aspen Worldwide Growth (Pinnacle IV(TM))                   76,316         769,081               -
  Janus Aspen International Growth (Pinnacle IV(TM))              114,011         382,665               -
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth (Pinnacle(TM))                      67,947      13,906,165               -
CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))          486,203         163,535         631,905
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))             2,238,467         717,055       3,166,667
  Franklin Growth and Income Securities (Pinnacle(TM))            802,467       2,190,785      12,214,715
  Franklin Income Securities (Pinnacle(TM))                     1,541,277       6,115,410      23,889,779
CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV(TM))                      4,716          80,442         216,019
  Putnam VT Growth and Income (Pinnacle IV(TM))                   475,342         175,007       1,099,271
  Putnam VT International Equity (Pinnacle IV(TM))                221,087         126,711         439,866
  Putnam VT New Opportunities (Pinnacle IV(TM))                   349,155         659,888               -
  Putnam VT Small Cap Value (Pinnacle IV(TM))                   3,130,793         585,527       4,453,771
  Putnam VT The George Putnam Fund of Boston
    (Pinnacle IV(TM))                                             341,262          10,659         365,944
  Putnam VT Voyager (Pinnacle IV(TM))                             171,205          58,160         228,215
  Putnam VT Discovery Growth (Pinnacle(TM))                           202          57,390          69,991
  Putnam VT Growth and Income (Pinnacle(TM))                      144,141         338,999         604,735
  Putnam VT International Equity (Pinnacle(TM))                   424,635         531,638       1,103,089
  Putnam VT Small Cap Value (Pinnacle(TM))                      1,857,119       1,193,161       3,694,445
  Putnam VT The George Putnam Fund of Boston (Pinnacle(TM))        39,892          64,156         361,102
  Putnam VT Voyager (Pinnacle(TM))                                327,590         153,433         259,772

                     DIVISION                                 PURCHASES         SALES           COST
---------------------------------------------------------------------------------------------------------
CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV(TM))   $     507,490   $     106,738   $     985,838
  Franklin Income Securities (Pinnacle IV(TM))                  2,485,598         427,797       4,375,376
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))          721,210         186,847         818,894
  Franklin Mutual Shares Securities (Pinnacle IV(TM))           1,372,820         408,256       1,791,867
  Templeton Foreign Securities Fund (Pinnacle IV(TM))             761,153          62,535       1,016,021
  Templeton Growth Securities (Pinnacle IV(TM))                 1,452,221         525,851       1,397,743
  Van Kampen LIT Comstock (Pinnacle IV(TM))                       858,303         106,230       1,004,268
  Van Kampen LIT Emerging Growth (Pinnacle IV(TM))                517,833         178,722         368,191
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))        681,770          61,746         872,623
  Franklin Large Cap Growth Securities (Pinnacle(TM))             425,118         228,436         385,870
  Franklin Mutual Shares Securities (Pinnacle(TM))                818,624         731,300       1,767,853
  Templeton Foreign Securities Fund (Pinnacle(TM))                602,672         403,130       1,209,343
  Templeton Growth Securities (Pinnacle(TM))                      898,431          71,203       1,208,489
  Van Kampen LIT Comstock (Pinnacle(TM))                          731,944         351,941         783,100
  Van Kampen LIT Emerging Growth (Pinnacle(TM))                   840,478         703,077         211,201
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))           272,313         175,518         293,916
CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))                 400,043          83,192         477,768
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                  631,648         773,415       1,514,782
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                   192,221         221,965         240,214
  Scudder VIT EAFE Equity Index (Pinnacle(TM))                 12,243,392       1,700,857      12,571,017
  Scudder VIT Equity 500 Index (Pinnacle(TM))                   4,996,327       7,173,139      14,482,236
  Scudder VIT Small Cap Index (Pinnacle(TM))                    1,569,345       2,429,000       4,113,368
CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV(TM))               1,170,493         153,091       1,074,350
  Scudder VIT Equity 500 Index (Pinnacle IV(TM))                1,942,181       1,203,252       4,540,426
  Scudder VIT Small Cap Index (Pinnacle IV(TM))                   660,503         771,838         843,155

The following Separate Account divisions were closed during 2003:

  Gabelli Large Cap Value (Pinnacle(TM))
  Gabelli Large Cap Value (Pinnacle IV(TM))
  Touchstone Growth/Value (Pinnacle(TM))
  Touchstone Growth/Value (Pinnacle IV(TM))
  Touchstone International Equity (Pinnacle IV(TM)) Touchstone International Equity (Pinnacle(TM))
  Touchstone Large Cap Growth (Pinnacle IV(TM))
  Touchstone Large Cap Growth (Pinnacle(TM))
  Touchstone Small Cap Value (Pinnacle IV(TM))
  Touchstone Small Cap Value (Pinnacle(TM))
  Van Kampen Bandwidth & Telecommunication (Pinnacle(TM))
  Van Kampen Bandwidth & Telecommunication (Pinnacle IV(TM)) Van Kampen Biotechnology & Pharmaceutical (Pinnacle(TM)) Van Kampen Biotechnology & Pharmaceutical (Pinnacle IV(TM)) Van Kampen Internet (Pinnacle IV(TM))
  Van Kampen MS High-Tech 35 Index (Pinnacle(TM))
  Van Kampen MS High-Tech 35 Index (Pinnacle IV(TM))
  Van Kampen MS U.S. Multinational (Pinnacle(TM))
  Van Kampen MS U.S. Multinational (Pinnacle IV(TM))
  Fidelity VIP Money Market (Pinnacle(TM))
INSTITUTIONAL SHARES:
  Janus Aspen Balanced (Pinnacle(TM))
  Janus Aspen Capital Appreciation (Pinnacle(TM))
  Janus Aspen Money Market (Pinnacle(TM))
SERVICE CLASS 2:
  VIP Money Market (Pinnacle IV(TM))
SERVICE SHARES:
  Janus Aspen Balanced (Pinnacle IV(TM))
  Janus Aspen Capital Appreciation (Pinnacle IV(TM))
  Janus Aspen Core Equity (Pinnacle IV(TM))
  Janus Aspen Strategic Value (Pinnacle(TM))
  Janus Aspen Strategic Value (Pinnacle IV(TM))

3. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are two contracts currently offered by the Separate Account: Pinnacle and Pinnacle IV. Both contracts have a deferred sales load charge. Pinnacle charges 1.20% and 0.15%, and Pinnacle IV charges 1.30% and 0.15%, respectively, of net assets to cover these risks and expenses. These charges are deducted on a daily basis. In addition, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a quarterly anniversary day.

4. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2004, 2003, 2002 and 2001 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2004 and
2003).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE        TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO       RETURN (2)
------------------------------------------------------------------------------- ---------------------------------------------------
 Touchstone Aggressive ETF
  (Pinnacle IV(TM))
                                   2004          7   $  10.27   $       67   $          -         13.95%        1.45%        2.70%
 Touchstone Balanced
  (Pinnacle IV(TM))
                                   2004         62      11.95          736              -          1.17%        1.45%        7.95%
                                   2003         32      11.07           32              -          1.48%        1.45%       19.81%
                                   2002          1       9.24           12              1          0.49%        1.45%       (7.60%)
 Touchstone Baron Small Cap
  (Pinnacle IV(TM))
                                   2004        154      14.04        2,169              -          0.00%        1.45%       26.03%
                                   2003        104      11.14          104              -          0.00%        1.45%       31.52%
                                   2002         73       8.47          616              -          0.00%        1.45%      (15.38%)
                                   2001         15      10.01          155              -          0.00%        1.45%        0.10%
 Touchstone Core Bond
  (Pinnacle IV(TM))
                                   2004         97      10.87        1,055              -          5.06%        1.45%        1.78%
                                   2003         58      10.68           58              -          5.86%        1.45%        2.01%
                                   2002          7      10.47           70              -         18.52%        1.45%        4.70%
 Touchstone Emerging Growth
  (Pinnacle IV(TM))
                                   2004        113      12.29        1,387         42,196          2.40%        1.45%       10.42%
                                   2003         66      11.13           66          5,313          0.00%        1.45%       45.11%
                                   2002          1       7.67            6            132          3.93%        1.45%      (23.30%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE     TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO    RETURN (2)
------------------------------------------------------------------------------- ------------------------------------------------
 Touchstone Enhanced Dividend 30
  (Pinnacle IV(TM))
                                   2004        168   $  11.01   $    1,848   $          -       2.82%         1.45%       3.67%
                                   2003        136      10.62          136              -       4.46%         1.45%      29.99%
 Touchstone Enhanced ETF
  (Pinnacle IV(TM))
                                   2004          4      10.50           38              -      11.59%         1.45%       5.00%
 Touchstone Growth & Income
  (Pinnacle IV(TM))
                                   2004         75      11.72          874              -       2.60%         1.45%       8.42%
                                   2003         32      10.81           32          1,988       9.35%         1.45%      31.03%
 Touchstone High Yield
  (Pinnacle IV(TM))
                                   2004        385      12.85        4,947              -      13.33%         1.45%       7.98%
                                   2003        124      11.90          124              -       4.49%         1.45%      22.18%
                                   2002        133       9.74        1,299              -      19.75%         1.45%      (2.60%)
 Touchstone Large Cap Growth
  (Pinnacle IV(TM))
                                   2004         38       9.30          355              -       0.84%         1.45%      13.28%
                                   2003         42       8.21           42              -       0.17%         1.45%      30.32%
                                   2002         21       6.30          134              -       0.00%         1.45%     (31.45%)
                                   2001         10       9.19           88            605       0.00%         1.45%      (8.10%)
 Touchstone Moderate ETF
  (Pinnacle IV(TM))
                                   2004          3      10.25           36              -       5.21%         1.45%       2.50%
 Touchstone Money Market
  (Pinnacle IV(TM))
                                   2004          -*      9.94            4              -       1.27%         1.45%      (0.10%)
                                   2003          1       9.95            1              -       1.03%         1.45%      (0.50%)
                                   2002         74      10.00          739              -       0.76%         1.45%       0.00%
 Touchstone Third Avenue Value
  (Pinnacle IV(TM))
                                   2004        586      13.85        8,119              -       0.30%         1.45%      24.10%
                                   2003        429      11.16          429              -       0.33%         1.45%      38.12%
                                   2002        311       8.08        2,514              -       2.06%         1.45%     (18.63%)
                                   2001         57       9.93          569              -       1.10%         1.45%      (0.70%)
 Touchstone Value Plus
  (Pinnacle IV(TM))
                                   2004         68      10.86          743              -       0.75%         1.45%       8.93%
                                   2003         62       9.97           62              -       1.04%         1.45%      27.82%
 Touchstone Aggressive ETF
  (Pinnacle(TM))
                                   2004         24      10.27          246              -       7.93%         1.35%       2.70%
 Touchstone Balanced
  (Pinnacle(TM))
                                   2004        173      11.99        2,071              -       0.86%         1.35%       8.21%
                                   2003        144      11.08          144              -       0.82%         1.35%      19.91%
                                   2002         62       9.24          570             51       6.52%         1.35%      (7.60%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO     RETURN (2)
------------------------------------------------------------------------------- -------------------------------------------------
 Touchstone Baron Small Cap
  (Pinnacle(TM))
                                   2004        186   $  25.28   $    4,702   $          -       0.00%         1.35%      26.08%
                                   2003        203      20.05          203              -       0.00%         1.35%      31.65%
                                   2002        236      15.23        3,595              -       0.00%         1.35%     (15.25%)
                                   2001        243      17.97        4,368              -       0.00%         1.35%       5.15%
 Touchstone Core Bond
  (Pinnacle(TM))
                                   2004        109      10.90        1,189              -       3.09%         1.35%       1.87%
                                   2003        163      10.70          163              -       3.15%         1.35%       2.10%
                                   2002        185      10.48        1,937              -      15.32%         1.35%       4.80%
 Touchstone Emerging Growth
  (Pinnacle(TM))
                                   2004         99      12.32        1,214         38,751       2.07%         1.35%      10.49%
                                   2003         85      11.15           85          7,360       0.00%         1.35%      45.37%
                                   2002         40       7.67          303          6,929       3.14%         1.35%     (23.30%)
 Touchstone Enhanced Dividend 30
  (Pinnacle(TM))
                                   2004      1,355      11.04       14,961              -       1.96%         1.35%       3.76%
                                   2003      1,681      10.64        1,681              -       3.96%         1.35%      30.07%
                                   2002          3       8.18           25              -       1.34%         1.35%     (18.20%)
 Touchstone Enhanced ETF
  (Pinnacle(TM))
                                   2004         -*      10.50            2              -       9.89%         1.35%       5.00%
 Touchstone Growth & Income
  (Pinnacle(TM))
                                   2004         57      11.76          666              -       1.68%         1.35%       8.69%
                                   2003         59      10.82           59          3,153       6.61%         1.35%      30.99%
                                   2002         24       8.26          199          2,044       9.87%         1.35%     (17.40%)
 Touchstone High Yield
  (Pinnacle(TM))
                                   2004        534      12.88        6,883              -       5.99%         1.35%       8.05%
                                   2003      1,048      11.92        1,048              -       9.42%         1.35%      22.26%
                                   2002        724       9.75        7,055              -       9.04%         1.35%      (2.50%)
 Touchstone Large Cap Growth
  (Pinnacle(TM))
                                   2004        604      19.48       11,770              -       0.92%         1.35%      13.32%
                                   2003        725      17.19          725              -       0.12%         1.35%      30.52%
                                   2002        813      13.17       10,711              -       0.00%         1.35%     (31.44%)
                                   2001      1,023      19.21       19,659      1,884,335       0.00%         1.35%     (28.90%)
 Touchstone Moderate ETF
  (Pinnacle(TM))
                                   2004          2      10.25           21              -      12.68%         1.35%       2.50%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO     RETURN (2)
------------------------------------------------------------------------------- -------------------------------------------------
 Touchstone Money Market
  (Pinnacle(TM))
                                   2004        742   $   9.97   $    7,396   $          -       1.30%         1.35%       0.00%
                                   2003      1,202       9.97        1,202              -       0.89%         1.35%      (0.30%)
                                   2002        208      10.00        2,077              -       0.78%         1.35%       0.00%
 Touchstone Third Avenue Value
  (Pinnacle(TM))
                                   2004        656      41.43       27,180              -       0.24%         1.35%      24.23%
                                   2003        741      33.35          741              -       0.35%         1.35%      38.32%
                                   2002        781      24.11       18,822              -       1.57%         1.35%     (18.60%)
                                   2001        935      29.62       27,691              -       0.84%         1.35%      13.66%
 Touchstone Value Plus
  (Pinnacle(TM))
                                   2004        464      10.89        5,056              -       0.75%         1.35%       9.12%
                                   2003        542       9.98          542              -       0.93%         1.35%      27.95%
                                   2002          6       7.80           48             20       1.53%         1.35%     (22.00%)
 JP Morgan Bond
  (Pinnacle IV(TM))
                                   2004        421      11.50        4,840         41,299       4.43%         1.45%       2.77%
                                   2003        458      11.19          458         29,410       4.87%         1.45%       2.19%
                                   2002        369      10.95        4,042              -       0.51%         1.45%       7.25%
                                   2001         83      10.21          848          3,489      19.65%         1.45%       2.10%
 JP Morgan International Equity
  (Pinnacle IV(TM))
                                   2004         45      11.97          539              -       0.49%         1.45%      16.67%
                                   2003         27      10.26           27              -       0.88%         1.45%      30.53%
                                   2002          8       7.86           59              -       0.32%         1.45%     (19.55%)
                                   2001          2       9.77           18              -       5.51%         1.45%      (2.30%)
 JP Morgan Mid Cap Value
  (Pinnacle IV(TM))
                                   2004         70      14.01          977            821       0.70%         1.45%      19.23%
                                   2003         18      11.75           18              -       0.24%         1.45%      27.72%
                                   2002          9       9.20           85              -       0.00%         1.45%      (8.00%)
 JP Morgan Bond
  (Pinnacle(TM))
                                   2004      1,113      13.77       15,328        159,614       4.77%         1.35%       2.91%
                                   2003      1,459      13.38        1,459        155,673       5.10%         1.35%       2.29%
                                   2002      2,171      13.08       28,399              -       0.66%         1.35%       7.30%
                                   2001      1,973      12.19       24,049        133,096       6.65%         1.35%       5.54%
 JP Morgan International Equities
  (Pinnacle(TM))
                                   2004        307      10.53        3,238              -       0.60%         1.35%      16.87%
                                   2003        354       9.01          354              -       0.71%         1.35%      30.58%
                                   2002        238       6.90        1,642              -       0.48%         1.35%     (19.39%)
                                   2001        293       8.56        2,511         39,919       2.02%         1.35%     (20.22%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO     RETURN (2)
------------------------------------------------------------------------------- ---------------------------------------------------
 JP Morgan Mid Cap Value
  (Pinnacle(TM))
                                   2004         20   $  11.50   $      232   $          -       0.00%         1.35%      15.00%
                                   2003         82      12.44           82              -       0.00%         1.35%      24.40%
 Van Kampen UIF Emerging
  Markets Debt (Pinnacle(TM))
                                   2004        147      14.65        2,160          8,738      10.14%         1.35%       8.52%
                                   2003        199      13.50          199              -       0.00%         1.35%      26.17%
                                   2002        202      10.70        2,156              -       7.92%         1.35%       7.75%
                                   2001        150       9.93        1,492              -       7.95%         1.35%       8.64%
 Van Kampen UIF U.S.
  Real Estate (Pinnacle(TM))
                                   2004        322      21.42        6,902         81,933       1.97%         1.35%      34.55%
                                   2003        331      15.92          331              -       0.00%         1.35%      35.72%
                                   2002        377      11.73        4,419         88,170       3.41%         1.35%      (2.17%)
                                   2001        340      11.99        4,072         30,456       3.80%         1.35%       8.31%
INITIAL CLASS:

 Fidelity VIP Equity-Income
  (Pinnacle(TM))
                                   2004      1,277      13.51       17,252         61,155       1.55%         1.35%      10.02%
                                   2003      1,347      12.28        1,347              -       1.84%         1.35%      28.59%
                                   2002      1,423       9.55       13,585        403,825       2.10%         1.35%     (18.10%)
                                   2001      1,533      11.66       17,873        768,588       1.58%         1.35%      (6.19%)
 Fidelity VIP II Contrafund
  (Pinnacle(TM))
                                   2004      1,260      15.74       19,839              -       0.34%         1.35%      13.89%
                                   2003      1,298      13.82        1,298              -       0.48%         1.35%      26.79%
                                   2002      1,425      10.90       15,536              -       0.86%         1.35%     (10.58%)
                                   2001      1,519      12.19       18,517        663,797       0.92%         1.35%     (13.42%)
 Fidelity VIP III Growth &
  Income (Pinnacle(TM))
                                   2004        748      12.66        9,466              -       0.94%         1.35%       4.37%
                                   2003        902      12.13          902              -       1.19%         1.35%      22.16%
                                   2002        953       9.93        9,459              -       1.47%         1.35%     (17.73%)
                                   2001      1,131      12.07       13,651        600,138       1.33%         1.35%      (9.99%)
 Fidelity VIP III Growth
  Opportunities (Pinnacle(TM))
                                   2004        393       9.36        3,675              -       0.57%         1.35%       5.64%
                                   2003        466       8.86          466              -       0.75%         1.35%      28.22%
                                   2002        473       6.91        3,265              -       1.28%         1.35%     (22.97%)
                                   2001        662       8.97        5,936              -       0.42%         1.35%     (15.54%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO      RETURN (2)
------------------------------------------------------------------------------- --------------------------------------------------
SERVICE CLASS:
 Touchstone Money Market
  (Pinnacle IV(TM))
                                   2004        251   $   9.92   $    2,493   $          -       1.02%         1.45%      -0.40%
                                   2003        326       9.96          326              -       0.00%         1.45%      (0.40%)
 MFS Capital Opportunities
  (Pinnacle IV(TM))
                                   2004         87       8.63          748              -       0.12%         1.45%      10.36%
                                   2003         39       7.82           39              -       0.00%         1.45%      25.32%
                                   2002         34       6.24          212              -       0.00%         1.45%     (30.82%)
                                   2001         16       9.02          141              -       0.00%         1.45%      (9.80%)
 MFS Emerging Growth
  (Pinnacle IV(TM))
                                   2004         91       8.55          780              -       0.00%         1.45%      11.04%
                                   2003         52       7.70           52              -       0.00%         1.45%      28.12%
                                   2002         36       6.01          214              -       0.00%         1.45%     (34.82%)
                                   2001          8       9.22           69              -       0.00%         1.45%      (7.80%)
 MFS Investors Growth Stock
  (Pinnacle IV(TM))
                                   2004         74       8.73          645              -       0.00%         1.45%       7.51%
                                   2003         44       8.12           44              -       0.00%         1.45%      20.83%
                                   2002         11       6.72           76              -       0.00%         1.45%     (28.81%)
                                   2001          5       9.44           50              -       0.00%         1.45%      (5.60%)
 MFS Mid Cap Growth
  (Pinnacle IV(TM))
                                   2004        157       7.71        1,209              -       0.00%         1.45%      12.72%
                                   2003        163       6.84          163              -       0.00%         1.45%      34.65%
                                   2002         75       5.08          383              -       0.00%         1.45%     (44.24%)
                                   2001         20       9.11          185              -       0.00%         1.45%      (8.90%)
 MFS New Discovery
  (Pinnacle IV(TM))
                                   2004         93       9.31          870              -       0.00%         1.45%       4.72%
                                   2003         86       8.89           86              -       0.00%         1.45%      31.51%
                                   2002         67       6.76          452              -       0.00%         1.45%     (32.80%)
                                   2001         17      10.06          175              -       0.00%         1.45%       0.60%
 MFS Total Return
  (Pinnacle IV(TM))
                                   2004        599      11.59        6,946              -       1.48%         1.45%       9.34%
                                   2003        464      10.60          464              -       1.54%         1.45%      14.35%
                                   2002        262       9.27        2,430          9,116       2.12%         1.45%      (6.74%)
                                   2001         49       9.94          486              -       0.00%         1.45%      (0.60%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO      RETURN (2)
------------------------------------------------------------------------------- --------------------------------------------------
SERVICE CLASS (CONTINUED):
 Fidelity VIP Growth
  (Pinnacle(TM))
                                   2004        559   $   8.26   $    4,618   $          -       0.16%         1.35%       1.85%
                                   2003        540       8.11          540              -       0.19%         1.35%      31.02%
                                   2002        468       6.19        2,899              -       0.14%         1.35%     (31.15%)
                                   2001        504       8.99        4,527        234,072       0.00%         1.35%     (18.86%)
 Fidelity VIP III Mid Cap
  (Pinnacle(TM))
                                   2004        599      24.33       14,576              -       0.00%         1.35%      23.07%
                                   2003        534      19.77          534              -       0.32%         1.35%      36.72%
                                   2002        581      14.46        8,408              -       0.83%         1.35%     (11.12%)
                                   2001        581      16.27        9,459              -       0.00%         1.35%      (4.69%)
 MFS Capital Opportunities
  (Pinnacle(TM))
                                   2004        366       6.31        2,312              -       0.17%         1.35%      10.51%
                                   2003        305       5.71          305              -       0.00%         1.35%      25.49%
                                   2002        375       4.55        1,705              -       0.00%         1.35%     (30.85%)
                                   2001        560       6.58        3,686        128,720       4.68%         1.35%     (24.63%)
 MFS Emerging Growth
  (Pinnacle(TM))
                                   2004        218       4.87        1,061              -       0.00%         1.35%      11.19%
                                   2003        294       4.38          294              -       0.00%         1.35%      28.07%
                                   2002        267       3.42          914              -       0.00%         1.35%     (34.73%)
                                   2001        337       5.24        1,767        106,101       0.00%         1.35%     (34.50%)
 MFS Mid Cap Growth
  (Pinnacle(TM))
                                   2004        469       6.64        3,115              -       0.00%         1.35%      12.73%
                                   2003        658       5.89          658              -       0.00%         1.35%      34.78%
                                   2002        524       4.37        2,291              -       0.00%         1.35%     (44.19%)
                                   2001        870       7.83        6,814              -       0.96%         1.35%     (18.69%)
 MFS New Discovery
  (Pinnacle(TM))
                                   2004        187       8.04        1,502              -       0.00%         1.35%       4.69%
                                   2003        235       7.68          235              -       0.00%         1.35%      31.73%
                                   2002        393       5.83        2,289              -       0.00%         1.35%     (32.76%)
                                   2001        418       8.67        3,624          2,852       2.44%         1.35%      (6.47%)
 MFS Total Return
  (Pinnacle(TM))
                                   2004          9      10.93           95              -       0.00%         1.35%       9.30%
                                   2003          9       8.48            9              -       0.33%         1.45%      22.54%
                                   2002          6       6.92           40              -       0.14%         1.45%     (25.75%)
                                   2001          3       9.32           29              -       0.00%         1.45%      (6.80%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO      RETURN (2)
------------------------------------------------------------------------------- --------------------------------------------------
SERVICE CLASS 2:

 Fidelity VIP Asset Manager
  (Pinnacle IV(TM))
                                   2004         10   $  10.36   $      108   $          -       0.00%         1.45%       3.60%
 Fidelity VIP Balanced
  (Pinnacle IV(TM))
                                   2004         69      11.58          802              -       0.99%         1.45%       3.67%
                                   2003         11      11.17           11              -       0.00%         1.45%      11.70%
 Fidelity VIP Contrafund
  (Pinnacle IV(TM))
                                   2004        541      12.40        6,705              -       0.17%         1.45%      13.55%
                                   2003        329      10.92          329              -       0.26%         1.45%      26.24%
                                   2002        182       8.65        1,571              -       0.43%         1.45%     (10.92%)
                                   2001         49       9.71          474              -       0.00%         1.45%      (2.90%)
 Fidelity VIP Dynamic Capital
  Appreciation (Pinnacle IV(TM))
                                   2004          5      10.55           52              -       0.00%         1.45%      (0.19%)
                                   2003          3      10.57            3              -       0.00%         1.45%      23.05%
                                   2002          3       8.59           27              -       0.09%         1.45%      (8.91%)
                                   2001          3       9.43           29              -       0.00%         1.45%      (5.70%)
 Fidelity VIP Equity-Income
  (Pinnacle IV(TM))
                                   2004        752      11.05        8,304         22,915       1.24%         1.45%       9.62%
                                   2003        557      10.08          557              -       1.35%         1.45%      28.08%
                                   2002        347       7.87        2,733         20,492       0.93%         1.45%     (18.36%)
                                   2001         89       9.64          860              -       0.00%         1.45%      (3.60%)
 Fidelity VIP Growth
  (Pinnacle IV(TM))
                                   2004        366       8.59        3,144              -       0.10%         1.45%       1.66%
                                   2003        362       8.45          362              -       0.07%         1.45%      30.60%
                                   2002        121       6.47          784              -       0.10%         1.45%     (31.32%)
                                   2001         41       9.42          384              -       0.00%         1.45%      (5.80%)
 Fidelity VIP Growth & Income
  (Pinnacle IV(TM))
                                   2004        473      10.26        4,858              -       0.71%         1.45%       3.95%
                                   2003        262       9.87          262              -       0.72%         1.45%      21.70%
                                   2002        114       8.11          923              -       0.92%         1.45%     (18.08%)
                                   2001         27       9.90          265              -       0.00%         1.45%      (1.00%)
 Fidelity VIP Growth
  Opportunities
  (Pinnacle IV(TM))
                                   2004         28       9.89          282              -       0.25%         1.45%       5.32%
                                   2003         21       9.39           21              -       0.33%         1.45%      27.58%
                                   2002         10       7.36           77              -       0.79%         1.45%     (23.17%)
                                   2001          5       9.58           45              -       0.00%         1.45%      (4.20%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO      RETURN (2)
------------------------------------------------------------------------------- --------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
 Fidelity VIP High Income
  (Pinnacle IV(TM))
                                   2004        190   $  12.38   $    2,354   $          -      12.09%         1.45%       7.75%
                                   2003        275      11.49          275              -       0.00%         1.45%      14.90%
 Fidelity VIP Investment Grade Bond
  (Pinnacle IV(TM))
                                   2004         18      10.32          184              -       0.00%         1.45%       3.20%
 Fidelity VIP Mid Cap
  (Pinnacle IV(TM))
                                   2004        398      15.19        6,044              -       0.00%         1.45%      22.90%
                                   2003        313      12.36          313              -       0.20%         1.45%      36.27%
                                   2002        209       9.07        1,898              -       0.36%         1.45%     (11.34%)
                                   2001         40      10.23          404              -       0.00%         1.45%       2.30%
 Fidelity VIP Overseas
  (Pinnacle IV(TM))
                                   2004          5      11.06           58              -       0.00%         1.45%      10.60%
 Fidelity VIP Balanced
  (Pinnacle(TM))
                                   2004         50      10.50          523              -       0.00%         1.35%       5.00%
 Fidelity VIP Dynamic Capital Appreciation
  (Pinnacle(TM))
                                   2004         15      10.66          157              -       0.00%         1.35%       6.60%
 Fidelity VIP High Income
  (Pinnacle(TM))
                                   2004        377      10.75        4,057              -       0.00%         1.35%       7.50%
 Fidelity VIP Investment Grade Bond
  (Pinnacle(TM))
                                   2004         58      10.33          600              -       0.00%         1.35%       3.30%
 Fidelity VIP Overseas
  (Pinnacle(TM))
                                   2004          5      11.07           51              -       0.00%         1.35%      10.70%
CLASS 1:
 Van Kampen UIF Emerging Markets Debt
  (Pinnacle IV(TM))
                                   2004         42      15.58          652          1,823      10.42%         1.45%       8.50%
                                   2003         23      14.36           23              -       0.00%         1.45%      25.96%
                                   2002          9      11.40          100              -      10.61%         1.45%       7.65%
                                   2001          1      10.59           11              -      69.79%         1.45%       5.90%
 Van Kampen UIF U.S. Real Estate
  (Pinnacle IV(TM))
                                   2004        222      18.21        4,037         38,915       1.98%         1.45%      34.39%
                                   2003        124      13.55          124              -       0.00%         1.45%      35.50%
                                   2002         61      10.00          606         11,643       5.06%         1.45%      (2.15%)
                                   2001         10      10.22           98            288      15.00%         1.45%       2.20%
 Franklin Growth and Income
  Securities (Pinnacle(TM))
                                   2004      1,215      12.88       15,652              -       2.60%         1.35%       9.43%
                                   2003      1,346      11.77        1,346              -       3.40%         1.35%      17.70%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO      RETURN (2)
------------------------------------------------------------------------------- --------------------------------------------------
CLASS 1 (CONTINUED):
 Franklin Income Securities
  (Pinnacle(TM))
                                   2004      2,225   $  14.22   $   31,643   $          -       3.21%         1.35%      12.59%
                                   2003      2,619      12.63        2,619              -       5.51%         1.35%      26.30%
CLASS 1B SHARES:

 Putnam VT Discovery Growth
  (Pinnacle IV(TM))
                                   2004         27       8.64          237              -       0.00%         1.45%       6.01%
                                   2003         36       8.15           36              -       0.00%         1.45%      29.98%
                                   2002         30       6.27          190              -       0.00%         1.45%     (30.56%)
                                   2001          4       9.03           37              -       0.00%         1.45%      (9.70%)
 Putnam VT Growth and Income
  (Pinnacle IV(TM))
                                   2004        127      10.45        1,328              -       1.46%         1.45%       9.42%
                                   2003         96       9.55           96              -       1.62%         1.45%      25.49%
                                   2002         67       7.61          508          2,121       1.61%         1.45%     (20.15%)
                                   2001         20       9.53          191              -       0.00%         1.45%      (4.70%)
 Putnam VT International Equity
  (Pinnacle IV(TM))
                                   2004         48      11.39          543              -       1.39%         1.45%      14.47%
                                   2003         39       9.95           39              -       1.18%         1.45%      26.75%
                                   2002         58       7.85          456              -       0.44%         1.45%     (18.90%)
                                   2001          6       9.68           63              -       0.00%         1.45%      (3.20%)
 Putnam VT Small Cap Value
  (Pinnacle IV(TM))
                                   2004        401      15.03        6,023              -       0.34%         1.45%      24.42%
                                   2003        201      12.08          201              -       0.33%         1.45%      47.50%
                                   2002        152       8.19        1,244          4,669       0.12%         1.45%     (19.47%)
                                   2001         18      10.17          183              -       0.00%         1.45%       1.70%
 Putnam VT The George Putnam Fund
  of Boston (Pinnacle IV(TM))
                                   2004         33      11.88          394              -       0.57%         1.45%       6.64%
                                   2003          3      11.14            3              -       0.08%         1.45%      11.40%
 Putnam VT Voyager
  (Pinnacle IV(TM))
                                   2004         20      12.11          246              -       0.18%         1.45%       3.50%
                                   2003         10      11.70           10              -       0.03%         1.45%      17.00%
 Putnam VT Discovery Growth
  (Pinnacle(TM))
                                   2004          9       8.59           77              -       0.00%         1.35%       6.05%
                                   2003         16       8.10           16              -       0.00%         1.35%      30.23%
                                   2002         32       6.22          196              -       0.00%         1.35%     (30.50%)
                                   2001         10       8.95           94              -       0.00%         1.35%     (10.50%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO      RETURN (2)
------------------------------------------------------------------------------- --------------------------------------------------
CLASS 1B SHARES (CONTINUED):
 Putnam VT Growth and Income
  (Pinnacle(TM))
                                   2004         70   $  10.47   $      728   $          -       1.67%         1.35%       9.63%
                                   2003         89       9.55           89              -       1.45%         1.35%      25.66%
                                   2002         64       7.60          485          1,094       1.13%         1.35%     (20.08%)
                                   2001         20       9.51          194              -       0.00%         1.35%      (4.90%)
 Putnam VT International Equity
  (Pinnacle(TM))
                                   2004        116      11.32        1,311              -       1.72%         1.35%      14.57%
                                   2003        128       9.88          128              -       1.08%         1.35%      26.83%
                                   2002        175       7.79        1,365              -       0.63%         1.35%     (18.77%)
                                   2001         51       9.59          485              -       0.00%         1.35%      (4.10%)
 Putnam VT Small Cap Value
  (Pinnacle(TM))
                                   2004        326      15.13        4,931              -       0.35%         1.35%      24.53%
                                   2003        280      12.15          280              -       0.31%         1.35%      47.63%
                                   2002        249       8.23        2,046         15,339       0.14%         1.35%     (19.39%)
                                   2001         73      10.21          741              -       0.00%         1.35%       2.10%
 Putnam VT The George Putnam
  Fund of Boston (Pinnacle(TM))
                                   2004         35      11.90          418              -       2.08%         1.35%       6.73%
                                   2003         38      11.15           38              -       2.47%         1.35%      11.50%
 Putnam VT Voyager
  (Pinnacle(TM))
                                   2004         23      12.14          278              -       0.09%         1.35%       3.67%
                                   2003          8      11.71            8              -       0.00%         1.35%      17.10%
CLASS 2:
 Franklin Growth and Income
  Securities (Pinnacle IV(TM))
                                   2004         89      12.79        1,140              -       2.48%         1.45%       9.04%
                                   2003         56      11.73           56              -       3.06%         1.45%      17.30%
 Franklin Income Securities
  (Pinnacle IV(TM))
                                   2004        363      14.11        5,116              -       3.05%         1.45%      12.16%
                                   2003        208      12.58          208              -       5.05%         1.45%      25.80%
 Franklin Large Cap Growth
  Securities (Pinnacle IV(TM))
                                   2004         69      12.64          872              -       0.50%         1.45%       6.31%
                                   2003         24      11.89           24              -       0.09%         1.45%      18.90%
 Franklin Mutual Shares
  Securities (Pinnacle IV(TM))
                                   2004        149      13.44        1,996              -       0.78%         1.45%      11.07%
                                   2003         70      12.10           70              -       0.61%         1.45%      21.00%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO      RETURN (2)
------------------------------------------------------------------------------- --------------------------------------------------
CLASS 2 (CONTINUED):
 Templeton Foreign Securities
  Fund (Pinnacle IV(TM))
                                   2004         80   $  14.66   $    1,178   $          -       1.12%         1.45%      16.81%
                                   2003         26      12.55           26              -       0.53%         1.45%      25.50%
 Templeton Growth Securities
  (Pinnacle IV(TM))
                                   2004        105      14.22        1,493              -       0.81%         1.45%      14.40%
                                   2003         37      12.43           37              -       0.31%         1.45%      24.30%
 Van Kampen LIT Comstock
  (Pinnacle IV(TM))
                                   2004         81      14.17        1,148              -       0.39%         1.45%      15.77%
                                   2003         21      12.24           21              -       0.00%         1.45%      22.40%
 Van Kampen LIT Emerging Growth
  (Pinnacle IV(TM))
                                   2004         31      12.54          392              -       0.00%         1.45%       5.20%
                                   2003          3      11.92            3              -       0.00%         1.45%      19.20%
 Van Kampen UIF Emerging Markets
  Equity (Pinnacle IV(TM))
                                   2004         60      17.42        1,045              -       0.61%         1.45%      21.22%
                                   2003         20      14.37           20              -       0.00%         1.45%      43.70%
 Franklin Large Cap Growth
  Securities (Pinnacle(TM))
                                   2004         33      12.67          413              -       0.50%         1.35%       6.47%
                                   2003         16      11.90           16              -       0.54%         1.35%      19.00%
 Franklin Mutual Shares
  Securities (Pinnacle(TM))
                                   2004        156      13.46        2,095              -       0.80%         1.35%      11.06%
                                   2003        147      12.12          147              -       0.96%         1.35%      21.20%
 Templeton Foreign Securities
  Fund (Pinnacle(TM))
                                   2004         98      14.69        1,443              -       1.11%         1.35%      16.87%
                                   2003         82      12.57           82              -       1.13%         1.35%      25.70%
 Templeton Growth Securities
  (Pinnacle(TM))
                                   2004         98      14.24        1,393              -       1.13%         1.35%      14.38%
                                   2003         32      12.45           32              -       0.85%         1.35%      24.50%
 Van Kampen LIT Comstock
  (Pinnacle(TM))
                                   2004         62      14.20          883              -       0.67%         1.35%      15.92%
                                   2003         32      12.25           32              -       0.16%         1.35%      22.50%
 Van Kampen LIT Emerging Growth
  (Pinnacle(TM))
                                   2004         18      12.56          230              -       0.00%         1.35%       5.28%
                                   2003          7      11.93            7              -       0.00%         1.35%      19.30%
 Van Kampen UIF Emerging
  Markets Equity (Pinnacle(TM))
                                   2004         19      17.46          340              -       0.81%         1.35%      21.33%
                                   2003         14      14.39           14              -       0.00%         1.35%      43.90%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO      RETURN (2)
------------------------------------------------------------------------------- --------------------------------------------------
CLASS A:
 Scudder VIT EAFE Equity Index
  (Pinnacle IV(TM))
                                   2004         52   $  11.20   $      580   $          -       1.05%         1.45%      17.40%
                                   2003         18       9.54           18              -       4.44%         1.45%      31.40%
                                   2002         18       7.26          130              -       1.72%         1.45%     (22.77%)
                                   2001          5       9.40           49              -       0.00%         1.45%      (6.00%)
 Scudder VIT Equity 500 Index
  (Pinnacle IV(TM))
                                   2004        182      10.04        1,828              -       1.11%         1.45%       9.01%
                                   2003        197       9.21          197              -       1.23%         1.45%      26.16%
                                   2002        197       7.30        1,441              -       1.92%         1.45%     (23.40%)
                                   2001         42       9.53          403            333       4.30%         1.45%      (4.70%)
 Scudder VIT Small Cap Index
  (Pinnacle IV(TM))
                                   2004         21      13.17          280              -       0.51%         1.45%      16.04%
                                   2003         24      11.35           24              -       0.95%         1.45%      44.22%
                                   2002         22       7.87          175            103       1.09%         1.45%     (21.69%)
                                   2001          3      10.05           27            456      28.72%         1.45%       0.50%
 Scudder VIT EAFE Equity Index
  (Pinnacle(TM))
                                   2004      1,457      10.38       15,122              -       0.50%         1.35%      17.42%
                                   2003        229       8.84          229              -       4.66%         1.35%      31.55%
                                   2002        261       6.72        1,755              -       1.38%         1.35%     (22.67%)
                                   2001        257       8.69        2,234              -       0.00%         1.35%     (25.73%)
 Scudder VIT Equity 500 Index
  (Pinnacle(TM))
                                   2004      1,452      12.56       18,231              -       1.12%         1.35%       9.12%
                                   2003      1,635      11.51        1,635              -       1.24%         1.35%      26.48%
                                   2002      1,911       9.10       17,391              -       0.91%         1.35%     (23.40%)
                                   2001      2,357      11.88       28,007         24,484       0.80%         1.35%     (13.35%)
 Scudder VIT Small Cap Index
  (Pinnacle(TM))
                                   2004        390      13.55        5,278              -       0.46%         1.35%      16.11%
                                   2003        462      11.67          462              -       0.88%         1.35%      44.43%
                                   2002        426       8.08        3,439          2,023       0.59%         1.35%     (21.63%)
                                   2001        491      10.31        5,064        107,632       3.04%         1.35%       0.68%
CLASS B:
 Scudder VIT EAFE Equity Index
  (Pinnacle IV(TM))
                                   2004        105      11.93        1,249              -       0.74%         1.45%      16.96%
                                   2003          6      10.20            6              -       0.00%         1.45%      31.11%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                             CAPITAL GAIN    INVESTMENT
                                            UNITS      UNIT     NET ASSETS     DIVIDEND        INCOME       EXPENSE      TOTAL
             DIVISION             YEAR     (000S)      VALUE      (000S)     DISTRIBUTION     RATIO (1)      RATIO      RETURN (2)
------------------------------------------------------------------------------- --------------------------------------------------
CLASS B (CONTINUED):
 Scudder VIT Equity 500 Index
  (Pinnacle IV(TM))
                                   2004        475   $  11.44   $    5,430   $          -       0.79%         1.45%       8.75%
                                   2003        403      10.52          403              -       0.95%         1.45%      25.99%
                                   2002        222       8.35        1,857              -       2.87%         1.45%     (16.50%)
 Scudder VIT Small Cap Index
  (Pinnacle IV(TM))
                                   2004         75      12.68          954              -       0.23%         1.45%      15.69%
                                   2003         87      10.96           87              -       0.20%         1.45%      44.02%
                                   2002          2       7.61           15              9       0.57%         1.45%     (23.90%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

FINANCIAL STATEMENTS (STATUTORY BASIS)

Integrity Life Insurance Company

Years ended December 31, 2004 and 2003 with Report of Independent Registered Public Accounting Firm

                        Integrity Life Insurance Company

                              Financial Statements

                                (Statutory Basis)

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                             2
Statements of Operations (Statutory Basis)                                   4
Statements of Changes in Capital and Surplus (Statutory Basis)               5
Statements of Cash Flows (Statutory Basis)                                   6
Notes to Financial Statements (Statutory Basis)                              8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Integrity Life Insurance Company as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal controls over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

                                                /s/ Ernst & Young LLP

Cincinnati, Ohio
April 15, 2005

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                            DECEMBER 31,
                                                         2004          2003
                                                     ---------------------------
                                                           (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
  Bonds                                              $  1,325,918   $  1,214,228
  Preferred stocks                                         22,112         94,537
  Investment in common stock of subsidiary                 98,137         91,899
  Non-affiliated common stocks                            102,176        122,095
  Mortgage loans                                           15,522         16,252
  Policy loans                                            113,740        113,585
  Cash and short-term investments                          95,664         29,363
  Other invested assets                                         -          1,127
  Receivable for securities                                 1,632          9,171
                                                     ---------------------------
Total cash and invested assets                          1,774,901      1,692,257

Separate account assets                                 2,196,650      2,041,062
Accrued investment income                                  19,753         18,421
Net deferred income tax asset                              14,059         15,901
Receivable from affiliates                                 12,141            997
Reinsurance balances recoverable                            1,433         15,083
Other admitted assets                                       1,886          2,079

                                                     ---------------------------
Total admitted assets                                $  4,020,823   $  3,785,800
                                                     ===========================

                                                            DECEMBER 31,
                                                        2004            2003
                                                     ---------------------------
                                                          (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                        $  1,533,116   $  1,545,653
    Unpaid claims                                              78            142
    Deposits on policies to be issued, net                  2,126          1,728
                                                     ---------------------------
  Total policy and contract liabilities                 1,535,320      1,547,523

  Separate account liabilities                          2,176,650      2,013,062
  Accounts payable and accrued expenses                     7,849          8,557
  Transfers to (from) separate accounts due, net            5,904        (31,304)
  Payable for securities                                   13,295            169
  Asset valuation reserve                                  34,960         44,725
  Interest maintenance reserve                                  -         21,995
  Borrowed money                                                -          6,943
  Other liabilities                                         1,850            784
                                                     ---------------------------
Total liabilities                                       3,775,828      3,612,454

Capital and surplus:
  Common stock, $2 par value, 1,500,000 shares
    authorized, issued and outstanding                      3,000          3,000
  Paid-in surplus                                         405,795        305,795
  Unassigned deficit                                     (163,800)      (135,449)
                                                     ---------------------------
Total capital and surplus                                 244,995        173,346
                                                     ---------------------------
Total liabilities and capital and surplus            $  4,020,823   $  3,785,800
                                                     ===========================

SEE ACCOMPANYING NOTES.

                   Statements of Operations (Statutory Basis)

                                                                        YEAR ENDED DECEMBER 31,
                                                                         2004            2003
                                                                    ------------------------------
                                                                            (IN THOUSANDS)
Premiums and other revenues:
  Premiums and annuity considerations                               $     324,867    $     326,151
  Net investment income                                                    90,612           90,593
  Amortization of the interest maintenance reserve                            489              815
  Reserve adjustments on reinsurance ceded                               (109,667)         (50,435)
  Fees from management of separate account mutual funds                    15,504           13,676
  Other revenues                                                            3,827            3,856
                                                                    ------------------------------
Total premiums and other revenues                                         325,632          384,656

Benefits paid or provided:
  Death benefits                                                            5,162            4,447
  Annuity benefits                                                         46,853           40,329
  Surrender benefits                                                      230,659          241,771
  Payments on supplementary contracts                                       1,704            1,678
  Increase (decrease) in insurance and annuity reserves                   (11,175)           6,857
  Other benefits                                                            1,333            1,666
                                                                    ------------------------------
Total benefits paid or provided                                           274,536          296,748

Insurance expenses and other deductions:
  Commissions                                                              20,139           19,588
  General expenses                                                         19,516           19,971
  Taxes, licenses and fees                                                  1,089            1,105
  Net transfers to (from) separate accounts                                12,136           (7,853)
  Other                                                                      (702)           1,604
                                                                    ------------------------------
Total insurance expenses and other deductions                              52,178           34,415
                                                                    ------------------------------
Gain (loss) from operations before federal income tax expense
  and net realized capital gains (losses)                                  (1,082)          53,493

Federal income tax expense                                                  1,283            7,956
                                                                    ------------------------------
Gain (loss) from operations before net realized capital
  gains (losses)                                                           (2,365)          45,537

Net realized capital gains (losses)                                        31,640           (7,629)
                                                                    ------------------------------
Net income                                                          $      29,275    $      37,908
                                                                    ==============================

SEE ACCOMPANYING NOTES.

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2004 and 2003

                                                        COMMON          PAID-IN        UNASSIGNED     TOTAL CAPITAL
                                                         STOCK          SURPLUS         DEFICIT        AND SURPLUS
                                                     --------------------------------------------------------------
                                                                            (IN THOUSANDS)
Balance, January 1, 2003                             $       3,000   $     305,795   $    (108,946)   $     199,849

Net income                                                       -               -          37,908           37,908
Change in net deferred income tax asset                          -               -          13,410           13,410
Net change in unrealized gain
  of subsidiary                                                  -               -          (4,208)          (4,208)
Net change in unrealized loss
  on investment securities                                       -               -         (39,043)         (39,043)
Net change in nonadmitted
  assets and related items                                       -               -         (37,289)         (37,289)
Decrease in asset valuation
  reserve                                                        -               -          22,855           22,855
Change in surplus in
  separate accounts                                              -               -         (20,139)         (20,139)
Other changes in unassigned
  surplus                                                        -               -               3                3
                                                     --------------------------------------------------------------
Balance, December 31, 2003                                   3,000         305,795        (135,449)         173,346

Net income                                                       -               -          29,275           29,275
Change in net deferred income tax asset                          -               -             835              835
Net change in unrealized loss
  of subsidiary                                                  -               -         (18,762)         (18,762)
Net change in unrealized loss
  on investment securities                                       -               -         (23,571)         (23,571)
Net change in nonadmitted
  assets and related items                                       -               -         (17,608)         (17,608)
Increase in asset valuation
  reserve                                                        -               -           9,765            9,765
Change in reserve on account of change
  in valuation basis                                             -               -           2,200            2,200
Change in surplus in
  separate accounts                                              -               -         (10,485)         (10,485)
Capital contribution                                             -         100,000               -          100,000
                                                     --------------------------------------------------------------
Balance, December 31, 2004                           $       3,000   $     405,795   $    (163,800)   $     244,995
                                                     ==============================================================

                   Statements of Cash Flows (Statutory Basis)

                                                            YEAR ENDED DECEMBER 31,
                                                              2004           2003
                                                          ----------------------------
                                                                 (IN THOUSANDS)
OPERATIONS:
Premiums, policy proceeds and other
  considerations received                                 $    336,225    $    325,411
Net investment income received                                  87,898          85,024
Insurance expenses paid                                        (40,749)        (42,484)
Benefits paid                                                 (392,866)       (350,869)
Other income received net of other expenses paid                19,331          17,532
Net transfers from separate accounts                            25,071          35,985
                                                          ----------------------------
Net cash provided by operations                                 34,910          70,599

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
    Bonds                                                      746,426         867,726
    Stocks                                                      88,211          86,576
    Mortgage loans                                                 730           1,813
    Other invested assets                                        1,139               -
    Miscellaneous proceeds                                      37,795          87,484
                                                          ----------------------------
Net proceeds from sales, maturities, or repayments
  of investments                                               874,301       1,043,599

                                                            YEAR ENDED DECEMBER 31,
                                                              2004           2003
                                                          ----------------------------
                                                                 (IN THOUSANDS)
Cost of investments acquired:
  Bonds                                                   $    844,051    $    958,182
  Common stocks                                                 51,941          28,386
  Miscellaneous applications                                    18,440          75,368
                                                          ----------------------------
Total cost of investments acquired                             914,432       1,061,936
Net increase in policy loans                                       155             267
                                                          ----------------------------
Net cash used in investment activities                         (40,286)        (18,604)

FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
  Capital and paid in surplus, less treasury stock             100,000               -
  Deposits on deposit-type contract funds and other
    insurance liabilities                                        1,528               -
                                                          ----------------------------
Total other cash provided                                      101,528               -

Other cash applied:
  Borrowed money                                                 6,943          23,632
  Other applications, net                                       22,908          21,102
                                                          ----------------------------
Total other cash applied                                        29,851          44,734
                                                          ----------------------------
Net cash provided by (used in) financing and
  miscellaneous activities                                      71,677         (44,734)
                                                          ----------------------------
Net increase in cash and short-term investments                 66,301           7,261

Cash and short-term investments at beginning of year            29,363          22,102
                                                          ----------------------------
Cash and short-term investments at end of year            $     95,664    $     29,363
                                                          ============================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                            December 31,2004 and 2003

A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Integrity Life Insurance Company ("the Company") is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of Ohio and currently licensed in 47 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company's wholly owned insurance subsidiary, National Integrity Life Insurance Company ("National Integrity"), is currently licensed in eight states and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. ("Fort Washington"), a registered investment adviser, is a non-life insurance subsidiary of W&S and is the investment manager for the Company.

The Company and National Integrity have been assigned a AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for financial strength from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from U.S. generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.

The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

SUBSIDIARY

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred income tax assets and other assets not specifically designated as an admitted asset within the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUM AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                                     2004            2003
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
  Net income as reported in the accompanying statutory basis
    financial statements                                         $     29,275    $     37,908

  Deferred policy acquisition costs, net of amortization                8,334           9,083
  Deferred sales inducements, net of amortization                       1,116               -
  Adjustments to customer deposits                                     (3,562)          4,087
  Adjustments to invested asset carrying values at
    acquisition date                                                    8,474          12,086
  Amortization of value of insurance in force                         (14,370)        (17,281)
  Amortization of interest maintenance reserve                           (489)           (815)
  Adjustments for realized investment gains/losses                    (18,066)        (61,542)
  Adjustments for federal income tax expense                           (1,695)         25,605
  Investment in subsidiary                                             10,920          12,907
  Income from modco reinsurance treaty                                 (3,222)        (48,006)
  Other                                                                  (928)            345
                                                                 ----------------------------
  Net income (loss), GAAP basis                                  $     15,787    $    (25,623)
                                                                 ============================

                                                                         DECEMBER 31,
                                                                     2004            2003
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
  Capital and surplus as reported in the accompanying
    statutory basis financial statements                         $    244,995    $    173,346

  Adjustments to customer deposits                                    (56,698)       (125,891)
  Adjustments to invested asset carrying values                       162,998          20,287
  Asset valuation reserve and interest maintenance reserve             34,960          66,720
  Value of insurance in force                                          45,395          86,428
  Deferred policy acquisition costs                                    12,534          70,036
  Deferred sales inducements                                            3,018               -
  Adjustments to investment in subsidiary excluding net
    unrealized gains (losses)                                          69,795          93,893
  Other                                                               (50,492)        (65,757)
                                                                 ----------------------------
  Stockholder's equity, GAAP basis                               $    466,505    $    319,062
                                                                 ============================

INVESTMENTS

Bonds, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

  Bonds not backed by other loans are principally stated at amortized cost using the interest method.

  Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

  Preferred stocks are reported at cost.

  Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains and losses are reported in unassigned surplus along with any adjustment for federal income taxes.

  There are no restrictions on non-affiliated common or preferred stocks.

  The Company's investment in its insurance subsidiary is reported at the equity in the underlying statutory basis of National Integrity's net assets. Changes in the admitted asset carrying amount of the investment are credited or charged directly to unassigned surplus.

  Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUND ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

During 2004 and 2003, the Company entered into several dollar-roll reverse repurchase agreements. The transactions were reflected as financing transactions, requiring the asset and the liability for the repurchase to remain on the Company's financial statements. As of December 31, 2004, there were no mortgage-backed securities subject to the agreements. Included in the Company's available for sale portfolio is approximately $6.9 million of mortgage-backed securities subject to the agreements at December 31, 2003.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts and market value adjustment annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2003 amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2004 financial presentation.

B. INVESTMENTS

The cost or amortized cost and the fair value of bonds is summarized as follows:

                                                 COST OR          GROSS          GROSS
                                                AMORTIZED       UNREALIZED     UNREALIZED
                                                   COST           GAINS          LOSSES        FAIR VALUE
                                              -------------------------------------------------------------
                                                                      (IN THOUSANDS)
   At December 31, 2004:
     Mortgage-backed securities               $     295,406   $       2,446   $       1,378   $     296,474
     Corporate securities/ABS                     1,002,081          88,384          19,673       1,070,793
     U.S. Treasury securities and
       obligations of U.S.
       government agencies                           13,981             268              13          14,235
     States and political subdivisions               14,450              24             423          14,051
                                              -------------------------------------------------------------
   Total                                      $   1,325,918   $      91,122   $      21,487   $   1,395,553
                                              =============================================================

   At December 31, 2003:
     Mortgage-backed securities               $     286,654   $       2,692   $       1,650   $     287,696
     Corporate securities/ABS                       903,178          78,724          35,910         945,992
     U.S. Treasury securities and
       obligations of U.S.
       government agencies                           11,641             530              18          12,153
     States and political subdivisions               12,755               -             733          12,022
                                              -------------------------------------------------------------
   Total                                      $   1,214,228   $      81,946   $      38,311   $   1,257,863
                                              =============================================================

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities are shown below:

                                                 UNREALIZED LOSSES LESS
                                                   THAN OR EQUAL TO 12          UNREALIZED LOSSES GREATER
                                                         MONTHS                      THAN 12 MONTHS
                                              -------------------------------------------------------------
                                                UNREALIZED       ESTIMATED     UNREALIZED       ESTIMATED
                                                  LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
                                              -------------------------------------------------------------
                                                                     (IN THOUSANDS)
   At December 31, 2004:
     Mortgage-backed securities               $         843   $      78,718   $         535   $      12,869
     Corporate securities/ABS                         2,937          98,296          16,736         139,047
     U.S. Treasury securities and
       obligations of U.S.
       government agencies                               13           2,255               -               -
     States and political
       subdivisions                                       -               -             423           8,027
                                              -------------------------------------------------------------
   Total                                      $       3,793   $     179,269   $      17,694   $     159,943
                                              =============================================================

   At December 31, 2003:
     Mortgage-backed securities               $       1,280   $     127,824   $         370   $       3,907
     Corporate securities/ABS                         5,187         159,724          30,723         132,147
     U.S. Treasury securities and
       obligations of U.S.
       government agencies                               18           1,102               -               -
     States and political
       subdivisions                                     733          12,022               -               -
                                              -------------------------------------------------------------
   Total                                      $       7,218   $     300,672   $      31,093   $     136,054
                                              =============================================================

If a security's fair value becomes lower than its book value, the security is placed on the watch list. When a security is placed on the watch list, it is monitored for further market value changes and additional news related to the issuer's financial condition. The focus is on objective evidence that may influence the evaluation of impairment factors.

The decision to impair a security incorporates both quantitative criteria and qualitative information. The Company considers a number of factors including, but not limited to: (a) the length of time and the extent to which the fair value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

The Company's decision to impair a security is primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities that are impaired, the security is adjusted to fair value and the resulting losses are recognized in realized gains/losses in the statements of operations.

Investments that are impaired at December 31, 2004, for which an other-than-temporary impairment has not been recognized consist mainly of corporate bond issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss at December 31, 2004, is approximately 5.7% of the amortized cost of these securities. There are a total of 106 securities held that are considered temporarily impaired, 26 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

A summary of the cost or amortized cost and fair value of the Company's bonds at December 31, 2004, by contractual maturity, is as follows:

                                            COST OR
                                           AMORTIZED
                                             COST        FAIR VALUE
                                         ---------------------------
                                                (IN THOUSANDS)
   Years to maturity:
     One or less                         $     20,452   $     20,843
     After one through five                   130,986        135,901
     After five through ten                   335,635        353,933
     After ten                                543,440        588,401
     Mortgage-backed securities               295,406        296,474
                                         ---------------------------

   Total                                 $  1,325,918   $  1,395,553
                                         ===========================

Proceeds from the sales of investments in bonds during 2004 and 2003 were $98.8 million and $203.9 million, respectively; gross gains of $15.0 million and $6.4 million, and gross losses of $1.6 million and $3.5 million were realized on those sales, respectively.

At December 31, 2004 and 2003, bonds with an admitted asset value of $6.1 million and $6.1 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2004 and 2003, the Company held unrated or less-than-investment grade bonds and preferred stocks of $84.1 million and $173.8 million, respectively, with an aggregate fair value of $102.1 million and $173.6 million, respectively. Those holdings amounted to 6.2% and 13.3% of the Company's investments in bonds and preferred stocks at December 31, 2004 and 2003, respectively, and approximately 2.1% and 4.6% of the Company's total admitted assets at December 31, 2004 and 2003, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

Unrealized gains and losses on investment in subsidiary and non-affiliated common stocks are reported directly in surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments and redeemable preferred stocks are summarized as follows:

                                                          GROSS        GROSS
                                                        UNREALIZED   UNREALIZED
                                              COST        GAINS        LOSSES     FAIR VALUE
                                           -------------------------------------------------
                                                              (IN THOUSANDS)
At December 31, 2004:
  Preferred stocks                         $   22,112   $        -   $      775   $   21,337
                                           =================================================
  Non-affiliated common stocks             $   27,163   $   75,073   $       61   $  102,176
  Subsidiary                                  123,125            -       24,987       98,137
                                           -------------------------------------------------
                                           $  150,288   $   75,073   $   25,048   $  200,313
                                           =================================================

At December 31, 2003:
  Preferred stocks                         $   94,537   $    1,623   $   18,160   $   78,000
                                           =================================================
  Non-affiliated common stocks             $    7,702   $  115,146   $      753   $  122,095
  Subsidiary                                   98,125            -        6,226       91,899
                                           -------------------------------------------------
                                           $  105,827   $  115,146   $    6,979   $  213,994
                                           =================================================

Proceeds from the sale of investments in equity securities during 2004 and 2003 were $82.7 million and $65.8 million, respectively. Gross gains of $21.4 million and $57.0 million and gross losses of $13.1 million and $.0 million were realized on those sales in 2004 and 2003, respectively.

The Company's mortgage loan portfolio is primarily comprised of commercial and agricultural loans. The Company made no new mortgage loans during 2004 or 2003. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2004 and 2003, the Company held no mortgages with interest more than 180 days past due. During 2004, excluding adjustments on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced.

Major categories of the Company's net investment income are summarized as follows:

                                              YEAR ENDED DECEMBER 31,
                                                2004          2003
                                             ------------------------
                                                 (IN THOUSANDS)
  Income:
    Bonds                                    $   77,291    $   73,946
    Preferred stocks                              1,511         5,847
    Unaffiliated common stocks                    2,008         2,449
    Mortgage loans                                1,350         1,292
    Policy loans                                  8,752         8,707
    Cash and short-term investments               1,034           695
    Other investment income                         144            84
                                             ------------------------
  Total investment income                        92,090        93,020

  Investment expenses                            (1,478)       (2,427)
                                             ------------------------

  Net investment income                      $   90,612    $   90,593
                                             ========================

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR, as follows:

                                             YEAR ENDED DECEMBER 31,
                                                2004          2003
                                             -----------------------
                                                 (IN THOUSANDS)
  Realized capital gains (losses)            $   18,440   $   (6,544)
  Less amount transferred to IMR                 13,200        1,085
                                             -----------------------
  Net realized capital gains (losses)        $   31,640   $   (7,629)
                                             =======================

Realized capital losses include $3.2 million and $66.7 million related to securities that have experienced an other-than-temporary decline in value during 2004 and 2003, respectively.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for equity securities are shown below:

                                        UNREALIZED LOSSES LESS
                                          THAN OR EQUAL TO 12        UNREALIZED LOSSES GREATER
                                                MONTHS                     THAN 12 MONTHS
                                      ---------------------------------------------------------
                                       UNREALIZED      ESTIMATED     UNREALIZED     ESTIMATED
                                         LOSSES       FAIR VALUE       LOSSES       FAIR VALUE
                                      ---------------------------------------------------------
                                                           (IN THOUSANDS)
At December 31, 2004:
  Preferred stocks                    $        775   $     21,337   $          -   $          -
                                      =========================================================
  Non-affiliated common stocks        $         61   $      7,622   $          -   $          -
                                      =========================================================

At December 31, 2003:
  Preferred stocks                    $          -   $          -   $     18,160   $     53,216
                                      =========================================================
  Non-affiliated common stocks        $        753   $      4,289   $          -   $          -
                                      =========================================================

C. FINANCIAL INSTRUMENTS

The Company has offered equity-indexed products through its separate accounts. In connection with these products, the Company purchased over-the-counter call options from Citibank N.A., New York, and custom-tailored options from W&S. These options, which are held by the separate account, are recorded at market value of $3.2 million and $9.5 million at December 31, 2004 and 2003, respectively. Unrealized market value gains and losses on the option contracts are recorded in the separate account statements of operations to hedge against the Company's obligation to pay equity-indexed returns to policyholders.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the financial instruments, but does not expect any counterparties to fail to meet their obligations given their high credit ratings.

D. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND EQUITY SECURITIES

Fair values for bonds and equity securities are based on quoted market prices where available. For bonds and equity securities for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below.

For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                                     DECEMBER 31, 2004             DECEMBER 31, 2003
                                                ---------------------------------------------------------
                                                  CARRYING         FAIR         CARRYING         FAIR
                                                   AMOUNT         VALUE          AMOUNT         VALUE
                                                ---------------------------------------------------------
                                                                       (IN THOUSANDS)
Assets:
  Bonds                                         $  1,325,918   $  1,395,553   $  1,214,228   $  1,257,863
  Preferred stocks                                    22,112         21,337         94,537         78,000
  Non-affiliated common stocks                       102,176        102,176        122,095        122,095
  Mortgage loans                                      15,522         15,522         16,252         16,252
  Policy loans                                       113,740        113,740        113,585        113,585
  Cash and short-term investments                     95,664         95,664         29,363         29,363
  Separate account assets                          2,196,650      2,196,650      2,041,062      2,041,062

Liabilities:
  Life and annuity reserves for
    investment-type contracts and
    deposit fund liabilities                    $  1,247,887   $  1,454,227   $  1,251,325   $  1,422,143
  Separate accounts annuity
    reserves                                       2,159,483      2,115,749      1,979,347      1,958,863

E. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The Company has a modified coinsurance agreement with W&S, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                YEAR ENDED DECEMBER 31,
                                                 2004            2003
                                             ----------------------------
                                                    (IN THOUSANDS)
  Direct premiums and amounts assessed
    against policyholders                    $    334,558    $    345,829
  Reinsurance assumed                                 201             498
  Reinsurance ceded                               (10,836)        (14,504)
                                             ----------------------------
  Net premiums, annuity considerations and
    deposit-type funds                       $    323,923    $    331,823
                                             ============================

The Company assumed $201,310 and $498,062 of variable life insurance premiums in 2004 and 2003, respectively, from a modified-coinsurance agreement with Symetra Life Insurance Company (formerly Safeco Life Insurance Company).

In 2004 and 2003, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                               YEAR ENDED DECEMBER 31,
                                                2004            2003
                                             ----------------------------
                                                    (IN THOUSANDS)
  Premiums and annuity considerations:
    Affiliates                               $      8,142    $     11,753
    Non-affiliates                                  2,694           2,751
  Benefits paid or provided:
    Affiliates                                    117,750         107,137
    Non-affiliates                                  4,276           6,800
  Policy and contract liabilities:*
    Non-affiliates                                 17,888          21,374

*AT YEAR END.

Besides the reinsurance agreement with W&S, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2004, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2004, if all reinsurance ceded agreements were cancelled is approximately $37.0 million.

F. FEDERAL INCOME TAXES

The Company files a consolidated return with National Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory basis financial reporting purposes.

As of December 31, 2004, the Company has net operating loss ("NOL") carryforwards of $23.7 million that will expire in years 2016 through 2019.

The components of the carryover for the Company are as follows:

                                                CARRYOVER     EXPIRATION DATES
                                             --------------   ----------------
                                             (IN THOUSANDS)
  General business credit carryover          $          338      2010 - 2013
  Foreign tax credit carryover                          145         2008
  AMT credit carryover                                2,460     Indefinitely
  Capital loss carryover                            158,650      2005 - 2006

The components of the net deferred income tax asset at December 31 are as follows:

                                                                2004             2003
                                                            -----------------------------
                                                                   (IN THOUSANDS)
  Gross deferred tax assets                                 $     174,300   $     178,160
  Gross deferred tax liabilities                                   26,234          43,621
  Deferred tax assets non-admitted                                134,007         118,638
  Increase (decrease) in deferred tax assets non-admitted          15,369          36,702

As of December 31, 2004, the Company had a balance of $1.7 million in its Policyholder Surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

Current income taxes incurred consists of the following major components:

                                                     YEAR ENDED DECEMBER 31,
                                                      2004            2003
                                                  ----------------------------
                                                         (IN THOUSANDS)
  Current year income tax (benefit)               $       (874)   $     21,717
  Alternative minimum tax                                  114               -
                                                  ----------------------------
  Federal income tax (benefit) incurred                   (760)         21,717

  Tax sharing adjustment                                 2,043         (13,761)
                                                  ----------------------------
  Current federal income tax incurred             $      1,283    $      7,956
                                                  ============================

The main components of the deferred tax amounts at December 31 are as follows:

                                                      2004           2003
                                                  ---------------------------
                                                         (IN THOUSANDS)
  Gross Deferred Tax Assets ("DTAs"):
    Reserves                                      $      7,854   $     17,576
    Bonds/Stocks                                        64,941         74,345
    Deferred policy acquisition costs                    4,837          4,420
    Capital loss carryover                              55,930         57,385
    Tax credit carryovers                                2,942          2,828
    Fixed assets and other assets                          336            527
    Net operating loss carryover                         8,307          2,258
    Acquisition related goodwill                         1,394          1,543
    Deferred hedge losses                                2,081          2,312
    Reserve strengthening                               14,788          6,761
    Reinsurance ceded                                    7,507          7,507
    Other                                                3,383            698
                                                  ---------------------------
  Total DTAs                                      $    174,300   $    178,160
                                                  ===========================
  DTAs non-admitted                               $    134,007   $    118,638
                                                  ===========================
  Gross Deferred Tax Liabilities ("DTLs"):
  Stocks /bonds deferred future gains             $     26,234   $     43,621
                                                  ---------------------------
  Total DTLs                                      $     26,234   $     43,621
                                                  ===========================

Changes in DTAs and DTLs for the year ended December 31, 2004 are as follows:

                                     2004             2003           CHANGE
                                 ---------------------------------------------
                                                 (IN THOUSANDS)
  DTAs                           $     174,300   $     178,160   $      (3,860)
                                 =============================================
  DTAs non-admitted              $     134,007   $     118,638   $      15,369
                                 =============================================
  DTLs                           $      26,234   $      43,621   $     (17,387)
                                 =============================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                         YEAR END DECEMBER 31,
                                                                         2004            2003
                                                                      ----------------------------
                                                                             (IN THOUSANDS)
  Federal income tax expense (benefit) computed at statutory rate     $      6,075    $     16,052

  Amortization of value of insurance in force                                    -          (1,784)
  Adjustment to statutory reserves for tax purposes                         (9,722)           (769)
  Book capital losses in excess of tax                                      (2,227)         17,072
  Bond discount accrual                                                          -              (7)
  Deferred acquisition costs recorded for tax purposes                         533             338
  Amortization of interest maintenance reserve                                (171)           (285)
  Other                                                                      4,638          (8,900)
                                                                      ----------------------------
  Federal income tax expense (benefit)                                        (874)         21,717

  Alternative minimum tax                                                      114               -
  Tax sharing adjustment                                                     2,043         (13,761)
                                                                      ----------------------------
  Current federal income tax expense                                  $      1,283    $      7,956
                                                                      ============================

The Company paid $0.1 million in 2004 (AMT) and made no tax payments in 2003.

G. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends, without the approval of the Ohio Director of Insurance, only from unassigned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company's statutory unassigned surplus as of December 31, 2004 or (ii) the Company's statutory net income for the preceding year. The Company may not pay any dividends during 2005 without prior approval.

Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 2004, the Company did not receive any dividends from National Integrity.

The portion of unassigned deficit represented or reduced by each item below is as follows:

                                                        DECEMBER 31,
                                                     2004         2003
                                                  ------------------------
                                                       (IN THOUSANDS)
  Unrealized gains and losses                     $   74,780    $  111,043
  Non-admitted asset values                         (138,366)     (120,758)
  Separate account business                           44,340        31,304
  Asset valuation reserve                            (34,960)      (44,725)

Life/health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004 and 2003, the Company meets the RBC requirements.

H. RELATED PARTY TRANSACTIONS

The Company received a $100.0 million capital contribution from W&S during 2004. The Company did not receive a capital contribution from W&S during 2003. The 2004 capital contribution was in the form of cash. During 2004 and 2003, the Company made $25.0 million and $25.0 million, respectively, in capital contributions to National Integrity. Both the 2004 and 2003 capital contributions were in the form of cash. The Company paid no dividends during 2004 nor 2003.

W&S and Fort Washington perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. In addition, the Company provides National Integrity with certain business support services, including policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2004, the Company paid $0.8 million and $1.1 million to W&S and Ft. Washington, respectively, and received $10.8 million from National Integrity relating to these services. During 2003, the Company paid $0.4 million and $1.1 million to W&S and Ft. Washington, respectively, and received $11.4 million from National Integrity relating to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2004, the Company had amounts of $9.5 million, $1.9 million and $0.8 million due from W&S, National Integrity and Touchstone Securities, Inc. ("Touchstone"), respectively. Touchstone is an indirect wholly owned subsidiary of the Company's parent, W&S. At December 31, 2003, the Company had amounts of $5.5 million and $1.1 million due from W&S and Touchstone, respectively, and $5.7 million due to National Integrity. These amounts are generally settled on a monthly basis.

The Company participates in a short-term investment pool with W&S and its other affiliates, ("WASLAF"). Of the $9.5 million due from W&S at December 31, 2004, $9.7 million relates to the Company's investment in WASLAF and an amount due to W&S of $0.2 million relates to charges for certain administrative and special services described above. Of the $5.5 million due from W&S at December 31, 2003, $5.8 million relates to the Company's investment in WASLAF and an amount due to W&S of $0.3 million relates to charges for certain administrative and special services. Additionally, certain portfolios in the Company's separate accounts participated in WASLAF. At December 31, 2004 and 2003, there was $9.8 million and $10.1 million, respectively, in WASLAF, which is reported as separate account assets.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2004.

I. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2004 and 2003, the Company had an estimated accrued liability of $3.1 million and $3.5 million, respectively, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

J. ANNUITY RESERVES

At December 31, 2004, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                       AMOUNT      PERCENT
                                                                   -----------------------
                                                                   (IN THOUSANDS)
  Subject to discretionary withdrawal (with adjustment):
    With market value adjustment                                   $   1,203,659        35%
    At book value less surrender charge of 5% or more                    139,406         4
    At market value                                                      904,949        27
                                                                   -----------------------
  Total with adjustment or at market value                             2,248,014        66
  Subject to discretionary withdrawal (without adjustment)
    at book value with minimal or no charge or adjustment                513,894        15
  Not subject to discretionary withdrawal                                658,110        19
                                                                   -----------------------
  Total annuity reserves and deposit fund liabilities (before
    reinsurance)                                                       3,420,018       100%
                                                                                   =======
  Less reinsurance ceded                                                  13,852
                                                                   -------------
  Net annuity reserves and deposit fund liabilities                $   3,406,166
                                                                   =============

K. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities. The Company's equity-indexed annuities provide participation in the S&P 500 Price Index.

The Company's nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2004 is as follows:

                                       SEPARATE ACCOUNTS WITH GUARANTEES
                                ---------------------------------------------
                                                 NONINDEXED
                                                 GUARANTEED       NONINDEXED    NONGUARANTEED
                                                 LESS THAN /      GUARANTEED      SEPARATE
                                   INDEXED       EQUAL TO 4%     MORE THAN 4%     ACCOUNTS          TOTAL
                                -----------------------------------------------------------------------------
                                                                (IN THOUSANDS)
Premiums, deposits and other
  considerations                $           -   $     158,470   $      49,998   $      78,657   $     287,125
                                =============================================================================

Reserves for separate
  accounts with assets at
  fair value                    $      28,254   $     427,826   $     798,454   $     921,093   $   2,175,627
                                =============================================================================

Reserves for separate
  accounts by withdrawal
  characteristics:
    Subject to discretionary
      withdrawal (with
      adjustment):
        With market
          adjustment            $           -   $     407,696   $     795,963   $           -   $   1,203,659
        At book value
          without market
          value adjustment
          and with current
          surrender charge
          of 5% or more                 3,766          20,130           2,491               -          26,387
        At market value                     -               -               -         921,093         921,093
        At book value
          without market
          value adjustment
          and with current
          surrender charge
          of less than 5%              24,207               -               -               -          24,207
                                -----------------------------------------------------------------------------
    Total with adjustment
      or at market value               27,973         427,826         798,454         921,093       2,175,346
    Not subject to
      discretionary
      withdrawal                          281               -               -               -             281
                                -----------------------------------------------------------------------------
Total separate accounts
  reserves                      $      28,254   $     427,826   $     798,454   $     921,093   $   2,175,627
                                =============================================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2004 is presented below:

                                                                                     2004
                                                                                --------------
                                                                                (IN THOUSANDS)
  Transfers as reported in the statement of operations of the Separate
    Accounts Statement:
      Transfers to separate accounts                                            $      287,125
      Transfers from separate accounts                                                 275,044
                                                                                --------------
  Net transfers to separate accounts                                                    12,081

  Reconciling adjustments:
  Policy deductions and other expense reported elsewhere in the statement
    of operations                                                                       10,540
  Other changes in surplus in separate account statement                               (10,485)
                                                                                --------------

  Transfers as reported in the statement of operations                          $       12,136
                                                                                ==============

L. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

The Company issued business through the following managing general agents in 2004:

                                                             TYPE OF                         TOTAL
                                              EXCLUSIVE      BUSINESS        AUTHORITY     PREMIUMS
      NAME AND ADDRESS            EIN         CONTRACT       WRITTEN          GRANTED       WRITTEN
-------------------------------------------------------------------------------------------------------
                                                                                         (IN THOUSANDS)
Signature Financial Services
550 Pinetown Rd., Suite 208                                                  Writing
Ft. Washington, PA 19034       23-2590623       No       Fixed Annuities     premium       $  23,100

The aggregate remaining premiums written by other managing general agents for 2004 was $100.6 million.

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Part 1 - Financial Information

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            SEPARATE ACCOUNT II:

            Report of Independent Registered Public Accounting Firm Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the Year Ended December 31, 2004 Statements of Changes in Net Assets for the Years Ended
                        December 31, 2004 and 2003
            Notes to Financial Statements

            INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Registered Public Accounting Firm
            Balance Sheets (Statutory Basis) as of December 31, 2004 and 2003 Statements of Operations (Statutory Basis) for the Years Ended
                        December 31, 2004 and 2003
            Statements of Changes in Capital and Surplus (Statutory Basis) for
                        the Years Ended December 31, 2004 and 2003
            Statements of Cash Flows (Statutory Basis) for the Years Ended
                        December 31, 2004 and 2003
            Notes to Financial Statements (Statutory Basis)

            (b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of Integrity Life Insurance Company (INTEGRITY) and Certification of the Chief Executive Officer authorizing the establishment of Separate Account II, the Registrant. Incorporated by reference to Registrant's Form N-4 registration statement filed on August 24, 1992.

            2.          Not applicable.

            3.(a) Form of Selling/General Agent Agreement between Integrity and PaineWebber Incorporated. Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 registration statement on Form N-4 filed on November 9, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities Corporation. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

            4.(a) Form of trust agreement. Incorporated by reference to Registrant's Form N-4 registration statement filed on August 24, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form N-4 registration statement filed on November 9, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference to Registrant's N-4 registration statement filed on August 24, 1992.

            4.(d) Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51270), filed on November 9, 1992.

            4.(e) Forms of riders to certificate for qualified plans. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form N-4 registration statement filed on November 9, 1992.

            4.(f) Form of rider for use in certain states eliminating the Guarantee Period Options. Incorporated by reference to Form N-4 registration statement (File No. 33-56654).

            4.(g) Alternate form of variable annuity contract for use in certain states. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

            5. Form of application. Incorporated by reference to post-effective amendment no. 1 to Form S-1 registration statement (File No. 33-51270).

            6.(a) Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 51268), filed on April 28, 1995.

            6.(b) By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on April 28, 1995.

            7.(a) Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA). Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on April 28, 1995.

            7.(b) Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

            8.(a) Form of Participation Agreement among Integrity Series Fund, Inc., Integrity Financial Services, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed August 24, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on February 28, 1992.

            8.(c) Participation Agreement Among Variable Insurance Products Fund II, FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on February 28, 1992.

            8.(d) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56654), filed on May 1, 1996.

            8.(e) Participation Agreement Among Variable Insurance Products Fund III, FDC and Integrity, dated February 1, 1997. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56658), filed on May 1, 1997.

            8.(f) Form of Participation Agreement Among BT Insurance Funds Trust, Bankers Trust Company and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) filed on April 28, 1999.

            8.(g) Form of Participation Agreement Between Janus Aspen Series and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on April 28, 1999.

            8.(h) Form of Participation Agreement Between JPM Series Trust II and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on April 28, 1999.

            8.(i) Form of Participation Agreement Between Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on April 28, 1999.

            8.(j) Form of Participation Agreement (Service Shares) between Janus Aspen Series and National Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed April 24, 2000.

            8.(k) Form of Distribution and Shareholder Services Agreement (Service Shares) between Janus Distributors, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed April 24, 2000.

            8.(l) Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed April 24, 2000.

            8.(m) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 333-44876) filed November 13, 2000.

            8.(n) Form of Participation Agreement among Van Kampen Funds, Inc., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement. On Form N-4 (File No. 333-44876) filed November 13, 2000.

            8.(o) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and Integrity Life Insurance Company incorporated by reference to Registrant's registration statement on Form N-4 (File No 33-51268) filed December 30, 2002.

            9. Opinion and Consent of Theresa M. Brunsman filed herewith.

            10. Consents of Independent Registered Public Accounting Firm filed herewith.

            11.         Not applicable.

            12.         Not applicable.

            13.         Schedule for computation of performance quotations.
                        Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

            14.         Not applicable.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of Integrity, the Depositor:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director, Chairman of the Board

Edward J. Babbitt(1)                                    Director, Secretary

Dennis L. Carr(2)                                       Director, Executive Vice President, Finance and Actuarial

John R. Lindholm(2)                                     Director, President & CEO

Robert L. Walker(1)                                     Director

William J. Williams(1)                                  Director

Donald J. Wuebbling(1)                                  Director

OFFICERS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director, Chairman of the Board

John R. Lindholm(2)                                     Director, President and CEO

Dennis L. Carr(2)                                       Director, Executive Vice President, Finance and Actuarial

James G. Kaiser(3)                                      Executive Vice President

Nicholas P. Sargen(4)                                   Senior Vice President & Chief Investment Officer

William H. Guth(2)                                      Senior Vice President

Edward J. Haines(2)                                     Senior Vice President

Kevin L. Howard(2)                                      Senior Vice President, General Counsel

Jill R. Keinsley(2)                                     Senior Vice President

Kenneth A. Palmer(2)                                    Senior Vice President

Barry P. Meyers(2)                                      Senior Vice President

Phillip E. King(1)                                      Vice President

Sundeep Dronawat(2)                                     Vice President

Jane E. Atkinson(2)                                     Vice President

Paul M. Kruth(2)                                        Vice President

Gerald Rusnak(2)                                        Vice President

Denise L. Sparks(2)                                     Vice President

Richard K. Taulbee(1)                                   Vice President, Taxes

James J. Vance(1)                                       Vice President, Treasurer

M. Lisa Cooper(2)                                       Product Compliance Officer

David L. DiMartino(2)                                   Managing Actuary

Denward Chung(2)                                        Managing Actuary

Michael W. Collier(2)                                   Manager, New Business

Patricia L. Tackett(2)                                  Director of National Accounts

Steve Eggenspiller(2)                                   Manager, Agent Licensing & Commissions

Joseph F. Vap(2)                                        Director, Financial Operations

Edward J. Babbitt(1)                                    Secretary

Meredith Hettinger(2)                                   Assistant Secretary

Christopher J. Larkin(3)                                Assistant Secretary

Lee Ann Gaydosh(2)                                      Assistant Secretary

Theresa M. Brunsman(1)                                  Assistant Secretary

Thomas M. Barth(1)                                      Assistant Treasurer

Timothy D. Speed(1)                                     Assistant Treasurer

(1) Principal Business Address: 515 West Market Street, Louisville, Kentucky
    40202
(2) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(3) Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902
(4) Principal Business Address: 420 East Fourth Street, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

     Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

            Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
                    ownership and operation of real estate.

            Ft. Washington Brokerage Services, Inc.; Ohio corporation; 100%
                    owned by WSLAC; registered investment advisor and broker dealer.

            IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                    IFS Systems, Inc.; Delaware corporation; 100% owned by
                           IFS; development, marketing and support of software systems.

                    IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by
                           IFS, 1% owned by William F. Ledwin; general insurance agency.

                    Touchstone Securities, Inc.; Nebraska corporation; 100%
                           owned by IFS; securities broker-dealer.

                    Touchstone Advisors, Inc.; Ohio corporation; 100% owned by
                           IFS; registered investment adviser.

                    IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by
                           IFS; registered broker dealer

                    Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS; registered transfer agent.

     Integrity Life Insurance Company ("ILIC"); Ohio corporation; 100% owned by WSLIC.

                    National Integrity Life Insurance Company; New York
                           corporation; 100% owned by ILIC.

     303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by
            WSLIC.

     Race Street Development, Ltd.; Ohio limited liability company; 100% owned by WSLIC.

     WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

     ServerVault Corp.; Delaware corporation; 100% owned by WSLIC.

     Fort Washington Investment Advisors, Inc. ("FWIA"); Ohio corporation;
            100% owned by WSLIC; registered investment adviser.

            Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by
                    FWIA; registered investment adviser.

            Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA.

            Tri-State Ventures, LLC; Delaware limited liability company; 100%
                    owned by FWIA.

            Buckeye Venture Partners, LLC; Ohio limited liability company; 60%
                    owned by FWIA and 40% owned by unrelated third party.

     Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
            insurance.

            Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
                    Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

            CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus
                    Life Insurance Company; holding company.

                    Capital Analysts Incorporated; Delaware corporation; 100%
                           owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

                    Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William
                           F. Ledwin; general insurance agency.

                    Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts

                           Incorporated; general insurance agency.

                    Capital Analysts Insurance Agency, Inc.; Massachusetts
                           corporation; 100% owned by Capital Analysts
                           Incorporated; general insurance agency.

     Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by
            WSLIC.

            Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by
                    Eagle Realty Group, LLC.

            OTR Walnut Housing, Ltd.; Ohio limited liability company; 100%
                    owned by Eagle Realty Investments Inc.

                    OTR Redevelopment Group, LLC; Ohio limited liability
                           company; 100% owned by OTR Walnut Housing, Ltd.

     W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

     AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

     Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

     Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

     W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

ITEM 27.    NUMBER OF CONTRACT OWNERS

            As of March 31, 2005 there were 7895 contract owners of Separate Account II of Integrity.

ITEM 28.    INDEMNIFICATION

BY-LAWS OF INTEGRITY. Integrity's By-Laws provide, in Article V, as follows:

            Section 5.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

            (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgements, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

            (b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

                    (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

                    (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

            (c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

            (d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

                    (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

                    (2) If the quorum described in division (d)(1) of this
                    Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

                    (3) By the Shareholders; or

                    (4) By the court of common pleas or the court in which such action, suit or proceeding was brought.

            Any determination made by the disinterested Directors under Article
            (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

            (e) (1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

                        (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;
                        (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

                        (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

            (f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

            (g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the Corporation has a financial interest.

ITEM 29.    PRINCIPAL UNDERWRITERS

      (a) Touchstone Securities is the principal underwriter for Separate Account II. Touchstone Securities also serves as an underwriter for Separate Account I and Ten of Integrity, Separate Accounts I and II of National Integrity Life Insurance Company, contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2;.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate Accounts II, I and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------                     -----------------------------------------------
James N. Clark(1)                                       Director

Jill T. McGruder(3)                                     Director

Donald J. Wuebbling(1)                                  Director

OFFICERS:

James H. Grifo(3)                                       President

Richard K. Taulbee(1)                                   Vice President

Patricia Wilson(1)                                      Chief Compliance Officer

James J. Vance(1)                                       Vice President and Treasurer

Terrie A. Wiedenheft(3)                                 Chief Financial Officer

Elaine M. Reuss(1)                                      Assistant Treasurer

Joseph Vap(2)                                           Assistant Treasurer

Lisa C. Heffley(2)                                      Assistant Vice President

Patricia L. Tackett(2)                                  Assistant Vice President

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40202
(3) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

(c)         Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 515 West Market Street, Louisville, Kentucky 40202.

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485 for effectiveness of this Registration statement and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 29th day of April, 2005.

                             SEPARATE ACCOUNT II OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)


                            By: /s/ John R. Lindholm
                               ---------------------
                                John R. Lindholm
                                President & CEO


                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                --------------------
                                 John R. Lindholm
                                 President & CEO

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 29th day of April, 2005.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO


As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President & CEO
                              Date: April 29, 2005


PRINCIPAL FINANCIAL OFFICER:  /s/ Dennis L. Carr
                              Dennis L. Carr, Executive Vice President,
                              Finance and Actuarial
                              Date: April 29, 2005


PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              Joseph F. Vap, Director, Financial Operations
                              Date: April 29, 2005

DIRECTORS:

/s/ John F. Barrett                             /s/ William J. Williams
John F. Barrett                                 William J. Williams
Date: April 29, 2005                            Date: April 29, 2005


/s/ Dennis L. Carr                              /s/ Donald J. Wuebbling
Dennis L. Carr                                  Donald J. Wuebbling
Date: April 29, 2005                            Date: April 29, 2005


/s/ John R. Lindholm                            /s/ Edward J. Babbitt
John R. Lindholm                                Edward J. Babbitt
Date: April 29, 2005                            Date: April 29, 2005


/s/ Robert L. Walker
Robert L. Walker
Date: April 29, 2005

                                  EXHIBIT INDEX

EXHIBIT NUMBER

9.   Opinion and Consent of Theresa M. Brunsman

10.  Consent of Independent Registered Public Accounting Firm